‘33 Act File No. 333-40455
‘40 Act File No. 811-08495
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON December 19, 2008

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 96 ☑
and or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 97 ☑
(Check appropriate box or boxes)
NATIONWIDE MUTUAL FUNDS
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1200 RIVER ROAD
CONSHOHOCKEN, PENNSYLVANIA 19428
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)
Registrant’s Telephone Number, including Area Code: (484) 530-1300
Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000	STRADLEY RONON STEVENS & YOUNG, LLP
CONSHOHOCKEN, PENNSYLVANIA 19428	2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)	PHILADELPHIA, PENNSYLVANIA 19103
It is proposed that this filing will become effective: (check appropriate box)
     ☐ immediately upon filing pursuant to paragraph (b)
     ☐ on [date] pursuant to paragraph (b)
     ☐ 60 days after filing pursuant to paragraph (a)(1)
     ☑ on March 2, 2009 pursuant to paragraph (a)(1)
     ☐ 75 days after filing pursuant to paragraph (a)(2)
     ☐ on [date] pursuant to paragraph (a)(2) of rule 485.
     If appropriate, check the following box:
     ☐ This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Core Equity Series
Fund Prospectus
February   , 2009

Nationwide Fund
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Value Fund
Nationwide Value Opportunities Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

Fund and Class	Ticker

Nationwide Fund Class A	NWFAX

Nationwide Fund Class B	NWFBX

Nationwide Fund Class C	GTRCX

Nationwide Fund Class D	MUIFX

Nationwide Fund Class R2	GNWRX

Nationwide Fund Institutional Class	GNWIX

Nationwide Fund Institutional Service Class	GTISX

Nationwide Growth Fund Class A	NMFAX

Nationwide Growth Fund Class B	NMFBX

Nationwide Growth Fund Class C	GCGRX

Nationwide Growth Fund Class D	MUIGX

Nationwide Growth Fund Class R2	GGFRX

Nationwide Growth Fund Institutional Class	GGFIX

Nationwide Growth Fund Institutional Service Class	GWISX

Nationwide Large Cap Value Fund Class A	NPVAX

Nationwide Large Cap Value Fund Class B	NLVBX

Nationwide Large Cap Value Fund Class C	NLVAX

Nationwide Large Cap Value Fund Class R2	GLVRX

Nationwide Large Cap Value Fund Institutional Service Class	NLVIX

Nationwide Value Fund Class A	NVMAX

Nationwide Value Fund Class C	NVMCX

Nationwide Value Fund Class R2	NVMRX

Nationwide Value Fund Institutional Class	NVMIX

Nationwide Value Opportunities Fund Class A	GVOAX

Nationwide Value Opportunities Fund Class B	GVOBX

Nationwide Value Opportunities Fund Class C	GVOCX

Nationwide Value Opportunities Fund Class R2	GVORX

Nationwide Value Opportunities Fund Institutional Class	GVAIX

Nationwide Value Opportunities Fund Institutional Service Class	GVOIX

3	Section 1: Fund Summaries, Performance and Management
Nationwide Fund
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Value Fund
Nationwide Value Opportunities Fund
Fund Management

26	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Buying Shares
Fair Valuation
Customer Identification Information
Exchanging Shares
Automatic Withdrawal Program
Selling Shares
Excessive or Short-Term Trading
Exchange and Redemption Fees

40	Section 3: Distributions and Taxes

42	Section 4: Multi-Manager Structure

43	Section 5: Financial Highlights

50	Appendix
Key Terms
Additional Information about Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

CORE EQUITY SERIES ï 1

Core Equity Series

Introduction to the Core Equity Series

This prospectus provides information about five funds (the “Funds”), the shares of which are offered by Nationwide Mutual Funds (the “Trust”):

Nationwide Fund
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Value Fund
Nationwide Value Opportunities Fund

These Funds are primarily intended:

•	to offer a selection of investment options in equity investments utilizing a variety of investing styles.

The following section summarizes key information about the Funds, including information regarding their investment objectives, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A Note about Share Classes

•	The Nationwide Fund offers Class A, Class B*, Class C, Class D, Class R2** and Institutional Class shares. The Fund does not currently offer Institutional Service Class shares.

•	The Nationwide Growth Fund offers Class A, Class B*, Class C, Class D, Class R2**, Institutional Service Class and Institutional Class shares.

•	The Nationwide Large Cap Value Fund offers Class A, Class B*, Class C, Class R2** and Institutional Service Class shares. The Fund does not currently offer Institutional Class shares.

•	The Nationwide Value Fund offers Class A, Class C, Class R2** and Institutional Class shares.

•	The Nationwide Value Opportunities Fund offers Class A, Class B*, Class C, Class R2**, Institutional Service Class and Institutional Class shares.

*	As of December 31, 2008, Class B shares are offered only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same Fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares.

**	Formerly, Class R shares.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Each Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Funds’ investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for a Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See Section 4, Multi-Manager Structure for more information.

2 ï CORE EQUITY SERIES

SECTION 1 NATIONWIDE FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks total return through a flexible combination of capital appreciation and current income.

Principal Strategies

The Fund invests primarily in common stocks and other equity securities, using a multi-disciplined approach, which blends fundamental investment and quantitative techniques. The Fund is composed of two sleeves, or portions: a fundamentally managed core equity sleeve and a quantitatively managed core equity sleeve. The fundamental sleeve uses both bottom-up qualitative research as well as quantitative inputs in constructing a core portfolio; the quantitative sleeve seeks to add to the Fund’s performance while moderating its risk versus the Fund’s benchmark. The subadviser integrates these sleeves to produce an overall core equity style, which it may opportunistically “tilt” slightly either in the direction of a growth style or a value style, depending on market circumstances. The subadviser seeks to invest in companies with one or more of the following characteristics:

•	above-average revenue growth;
•	above-average earnings growth;
•	consistent earnings growth and
•	attractive valuation.

In seeking total return, the subadviser seeks returns from both capital gains (i.e., an increase in the value of the stocks the Fund holds) as well as income generated by dividends paid by stock issuers. Over time, stock markets in general may produce proportionately higher capital gains relative to dividends, or vice versa, at different periods. While many of the stocks in which the Fund invests pay dividends, the subadviser anticipates that capital gains (or losses) may constitute a somewhat higher proportion of returns than dividends under current market conditions. However, stock markets could change, either suddenly or gradually, so that over time a higher proportion of the Fund’s returns would be derived from dividends.

The subadviser considers selling a company’s securities if:

•	the share price increases significantly;
•	the earnings outlook becomes less attractive or
•	more favorable opportunities are identified.

The Fund may engage in active and frequent trading of portfolio securities.

NFA has selected Aberdeen Asset Management Inc. as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may:

•	increase share price volatility and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

CORE EQUITY SERIES ï 3

SECTION 1 NATIONWIDE FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Class D Shares
(Years Ended December 31)

Best Quarter:     % –      qtr. of
Worst Quarter: -     % –      qtr. of

After-tax returns are shown in the table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns1
as of December 31, 2008

	1 Year	5 Years	10 Years

Class A shares – Before Taxes	%	%	%

Class B shares – Before Taxes	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class D shares – Before Taxes	%	%	%

Class D shares – After Taxes on Distributions	%	%	%

Class D shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class R2 shares – Before Taxes[2]	%	%	%

Institutional Service Class shares – Before Taxes[2]	%	%	%

Institutional Class shares – Before Taxes[2]	%	%	%

S&P 500® Index[4]	%	%	%

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	Returns until the first offering of Class C shares (March 1, 2001), Class R2 shares (October 1, 2003), Institutional Service Class shares (January 2, 2002) and Institutional Class shares (June 29, 2004) are based on previous Class D performance. The Institutional Service Class closed on February 10, 2005. From February 10, 2005 to December 31, 2008, the Institutional Service Class performance includes the returns for Class C shares. Excluding the effect of certain fee waivers or reimbursements, the prior performance is similar to what these classes would have produced during those periods because all classes invest in the same portfolio of securities. Performance for these classes has been adjusted to reflect differences in sales charges, but not differing fees. If these fees were reflected, performance for Class C and Class R2 shares would have been lower. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

4	The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4 ï CORE EQUITY SERIES

SECTION 1 NATIONWIDE FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund depending on the share class you select.

							Institutional
	Class A		Class B	Class C	Class D	Class R2	Service Class	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	[2]	None	None	4.50% [2]	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	5.00% [4]	1.00% [5]	None	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%	1.00%	None	0.50%	None	None

Other Expenses[7]	%		%	%	%	%	%	%

Total Annual Fund Operating Expenses	%		%	%	%	%	%	%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of Class A and Class D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 0.50% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
6	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 30 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
7	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class D, Class R2 and Institutional Service Class shares. For the year ended October 31, 2008, administrative services fees for Class A, Class D, Class R2 and Institutional Service Class shares were %, %, % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

CORE EQUITY SERIES ï 5

SECTION 1 NATIONWIDE FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class D shares

Class R2 shares

Institutional Service Class shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class D, Class R2, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

6 ï CORE EQUITY SERIES

SECTION 1 NATIONWIDE GROWTH FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital growth.

Principal Strategies

The Fund invests primarily in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The subadviser uses research to determine if particular industries and individual companies are well positioned for long-term growth in an effort to identify those that appear to have favorable long-term growth potential and the financial resources to capitalize on growth opportunities.

In selecting securities, the subadviser considers a range of factors relating to a particular company that may include:

•	financial strength;
•	competitive position in its industry;
•	projected future earnings;

•	dividends and

•	cash flow

The Fund typically sells a company’s securities if:

•	earnings expectations or outlook for earnings deteriorate;
•	their prices fail to increase as anticipated or become unusually volatile or
•	more favorable opportunities are identified.

The Fund may engage in active and frequent trading of portfolio securities.

NFA has selected Aberdeen Asset Management Inc. as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

CORE EQUITY SERIES ï 7

SECTION 1 NATIONWIDE GROWTH FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Class D Shares
(Years Ended December 31)

Best Quarter:      % –   qtr. of
Worst Quarter:      % –   qtr. of

After-tax returns are shown in the table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns1
as of December 31, 2008

	1 Year	5 Years	10 Years

Class A shares – Before Taxes	%	%	%

Class B shares – Before Taxes	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class D shares – Before Taxes	%	%	%

Class D shares – After Taxes on Distributions	%	%	%

Class D shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class R2 shares – Before Taxes[2]	%	%	%

Institutional Service Class shares – Before Taxes[2]	%	%	%

Institutional Class shares – Before Taxes[2]	%	%	%

Russell 1000® Growth Index[4]	%	%	%

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.
2	Returns until the first offering of Class C shares (March 1, 2001), Class R2 shares (October 1, 2003), Institutional Service Class shares (January 2, 2002) and Institutional Class shares (June 29, 2004) are based on previous Class D performance. Excluding the effect of certain fee waivers or reimbursements, the prior performance is similar to what these classes would have produced during those periods because all classes invest in the same portfolio of securities. Performance for these classes has been adjusted to reflect differences in sales charges, but not differing fees. If these fees were reflected, performance for Class C and Class R2 shares would have been lower. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.
3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.
4	The Russell 1000® Growth Index is an unmanaged index that measures the performance of the stocks of the companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

8 ï CORE EQUITY SERIES

SECTION 1 NATIONWIDE GROWTH FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund depending on the share class you select.

							Institutional
	Class A		Class B	Class C	Class D	Class R2	Service Class	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	[2]	None	None	4.50% [2]	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	5.00% [4]	1.00% [5]	None	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%	1.00%	None	0.50%	None	None

Other Expenses[7]	%		%	%	%	%	%	%

Total Annual Fund Operating Expenses	%		%	%	%	%	%	%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of Class A and Class D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 0.50% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
6	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 30 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
7	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class D, Class R2 and Institutional Service Class shares. For the year ended October 31, 2008, administrative services fees for Class A, Class D, Class R2 and Institutional Service Class shares were 0. %, %, 0. % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

CORE EQUITY SERIES ï 9

SECTION 1 NATIONWIDE GROWTH FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class D shares

Class R2 shares

Institutional Service Class shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class D, Class R2, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

10 ï CORE EQUITY SERIES

SECTION 1 NATIONWIDE LARGE CAP VALUE FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to maximize total return, consisting of both capital appreciation and current income.

Principal Strategies

Under normal circumstances the Fund invests at least 80% of the value of its net assets in equity securities issued by large-cap companies, utilizing a value style of investing. In pursuing the Fund’s objective, the subadviser compares securities of larger companies to others similarly situated, using some or all of the following factors, which the subadviser believes have predictive performance characteristics:

•	earnings momentum;
•	price momentum and
•	price-to-economic value.

The subadviser further seeks to minimize risk by investing in companies that possess characteristics similar to the companies in the Fund’s benchmark, the Russell 1000® Value Index, which measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Fund considers selling securities:

•	if there are other more attractive securities available;
•	if the business environment is changing or
•	to control the overall risk of the Fund’s portfolio.

NFA has selected NorthPointe Capital LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

CORE EQUITY SERIES ï 11

SECTION 1 NATIONWIDE LARGE CAP VALUE FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Class A Shares
(Years Ended December 31)

Best Quarter:      % –   qtr. of
Worst Quarter:      % –   qtr. of

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
as of December 31, 2008

	1 Year	5 Years	10 Years

Class A shares – Before Taxes	%	%	%

Class A shares – After Taxes on Distributions	%	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class B shares – Before Taxes	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class R2 shares – Before Taxes[2]	%	%	%

Institutional Service Class shares – Before Taxes[4]	%	%	%

Russell 1000® Value Index[5]	%	%	%

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	Returns until the first offering of Class C shares (March 1, 2001), and Class R2 shares (October 1, 2003), are based on the previous performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class C and Class R2 shares would have produced because all classes invest in the same portfolio of securities. Returns for these classes have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect any lower expenses. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

4	These returns include the performance of the Fund’s Institutional Class shares through March 5, 2002 (when all the prior shares were liquidated) and the Fund’s Class A shares from March 6, 2002 through December 31, 2008. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Institutional Service Class shares would have produced because all classes invest in the same portfolio of securities. Returns for the Institutional Service Class have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect any lower expenses.

5	The Russell 1000® Value Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

12 ï CORE EQUITY SERIES

SECTION 1 NATIONWIDE LARGE CAP VALUE FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund depending on the share class you select.

					Institutional
	Class A	Class B	Class C	Class R2	Service Class
Shareholder Fees (paid directly from your investment)[1]	Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	None

Other Expenses[7]	%	%	%	%	%

Total Annual Fund Operating Expenses[8]	%	%	%	%	%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 0.50% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
6	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 30 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
7.	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R2 and Institutional Service Class shares. For the year ended October 31, 2008, administrative services fees for Class A, Class R2 and Institutional Service Class shares were 0. %, 0. % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
8.	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.15% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short sale-dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, “Total Annual Fund Operating Expenses” could increase to % for Class A, % for Class R2 and % for Institutional Service Class shares of the Fund before the Adviser would be required to further limit the Fund’s expenses. [Currently, all share classes are operating below the expense limit.]

CORE EQUITY SERIES ï 13

SECTION 1 NATIONWIDE LARGE CAP VALUE FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Institutional Service Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R2 and Institutional Service Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

14 ï CORE EQUITY SERIES

SECTION 1 NATIONWIDE VALUE FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund invests in a diversified portfolio of equity securities of large-cap companies using a value style of investing. The subadviser employs a two-step security selection process to find value securities regardless of overall market conditions. This “bottom up” process begins with fundamental research of companies in order to find companies evidencing real value based on company-specific strategies or industry factors. The subadviser thoroughly examines prospective companies’ corporate and financial histories and scrutinizes management philosophies, missions and forecasts. Once a company is deemed to be attractive by this process, the subadviser applies a proprietary valuation model as a tool for stock selection. Once a stock is selected, the subadviser continues to monitor the company’s strategies, financial performance and competitive environment.

The Fund may sell securities:

•	if the subadviser believes a company’s fundamentals are deteriorating;

•	if the subadviser identifies a stock that it believes offers a better investment opportunity or

•	if the subadviser believes the stock price has appreciated to its estimate of intrinsic value.

While the Fund may also sell a security if its market capitalization decreases below that of large-cap companies, it is not required to sell solely because of that fact.

The Fund is designed for long-term investors seeking a fund with a value investment philosophy.

NFA has selected Diamond Hill Capital Management, Inc. (“Diamond Hill”) as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined i n the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments—and therefore, the value of Fund shares— may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

Performance

Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.

CORE EQUITY SERIES ï 15

SECTION 1 NATIONWIDE VALUE FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund, depending on the share class you select.

	Class A		Class C		Class R2	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares		Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	[2]	None		None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	1.00%	[4]	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[5]	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.65%		0.65%		0.65%	0.65%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%		0.50%	None

Other Expenses[6]	—%		—%		—%	—%

Total Annual Fund Operating Expenses	—%		—%		—%	—%

Amount of Fee Waiver/ Expense Reimbursement[7]	—%		—%		—%	—%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)	—%		—%		—%	—%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 1.00% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee is paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC of 1.00% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
5	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
6	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R2 shares. For the year ended October 31, 2008, administrative services fees for Class A and Class R2 shares were % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.85% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged,“Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to % for Class A shares and % for Class R2 shares before the Adviser would be required to further limit the Fund’s expenses.

16 ï CORE EQUITY SERIES

SECTION 1 NATIONWIDE VALUE FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class C shares

Class R2 shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class C shares	$	$	$	$

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R2 and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

CORE EQUITY SERIES ï 17

SECTION 1 NATIONWIDE VALUE OPPORTUNITIES FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation through investment in common stocks or their equivalent.

Principal Strategies

Under normal circumstances, the Fund invests primarily in equity securities issued by small-cap companies that the subadviser considers to be “value” companies. In pursuing a value style of investing, the Fund seeks securities of companies with good earnings growth potential that the subadviser believes the market has undervalued. These companies may be undervalued because:

•	they are not well recognized;
•	they may be experiencing special situations, such as acquisitions, mergers or other unusual developments or
•	they may be experiencing significant business problems but have favorable prospects for recovery.

Small-cap companies often are undervalued because they may not be regularly researched by securities analysts or because institutional investors (who comprise a majority of the trading volume of publicly available securities) may be less interested due to the difficulty in purchasing a meaningful position that does not constitute a large percentage of the company’s outstanding common stock. Consequently, greater discrepancies in the valuation of small-cap companies may at times result.

The Fund may invest in equity securities of mid-cap companies, real estate investment trusts (“REITs”), and companies based either in the U.S. or in other countries.

The Fund may sell a security:

•	if there are more attractive securities available;
•	if the business environment is changing or
•	to control the overall risk of the portfolio.

The Fund may engage in active and frequent trading of portfolio securities.

NFA has selected NorthPointe Capital, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small- and mid-cap risk – in general, stocks of small- and mid-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Small- and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small- or mid-cap company may lose substantial value. Investing in small- and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Special situation companies risk – special situation companies are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company’s market value. If the anticipated benefits of the developments do not ultimately materialize, the value of a special situation company may decline.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

18 ï CORE EQUITY SERIES

SECTION 1 NATIONWIDE VALUE OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (cont.)

REIT and real estate risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are also subject to risk of default or prepayment risk.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Class A Shares
(Years Ended December 31)

Best Quarter:      % –   qtr. of
Worst Quarter:      % –   qtr. of

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

CORE EQUITY SERIES ï 19

SECTION 1 NATIONWIDE VALUE OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (cont.)

Average annual total returns1
as of December 31, 2008

Since
Inception
	1 Year	5 Years	(Dec. 29, 1999)

Class A shares – Before Taxes	%	%	%

Class A shares – After Taxes on Distributions	%	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class B shares – Before Taxes	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class R2 shares – Before Taxes[2]	%	%	%

Institutional Service Class shares – Before Taxes	%	%	%

Institutional Class shares – Before Taxes[4]	%	%	%

Russell 2000® Index[5]	%	%	%[6]

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	Returns until the first offering of Class C shares (March 1, 2001) and Class R2 shares (December 30, 2003) are based on the previous performance of Class B shares. This performance is substantially similar to what Class C and Class R2 shares would have produced because all classes invest in the same portfolio of securities. Returns for Class C and Class R2 shares have been adjusted to eliminate sales charges that do not apply to those classes, but have not been adjusted to reflect any lower expenses. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

4	Returns until the first offering of Institutional Class shares (June 29, 2004) are based on the previous performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.

5	The Russell 2000® Index is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

6	The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 1999.

20 ï CORE EQUITY SERIES

SECTION 1 NATIONWIDE VALUE OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund depending on the share class you select.

						Institutional
Shareholder Fees (paid directly	Class A		Class B	Class C	Class R2	Service Class	Institutional
from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	5.00% [4]	1.00% [5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%		2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.70%		0.70%	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%	1.00%	0.50%	None	None

Other Expenses[7]	%		%	%	%	%	%

Total Annual Fund Operating Expenses	%		%	%	%	%	%

Amount of Fee Waiver/ Expense Reimbursement[8]	%		%	%	%	%	%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)%			%	%	%	%	%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.

3	A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.

4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.

5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.

6	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.

7	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R2 and Institutional Service Class shares. For the year ended October 31, 2008, administrative services fees for Class A, Class R2 and Institutional Service Class shares were %, %, and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

8	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.10% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to % for Class A shares, % for Class R2 shares and % for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

CORE EQUITY SERIES ï 21

SECTION 1 NATIONWIDE VALUE OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Institutional Service Class shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R2, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

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Investment Adviser

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds’ assets and supervises the daily business affairs of each Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

Subadvisers

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of a Fund’s assets in accordance with the Fund’s investment objective and strategies With regard to the portion of Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives.

ABERDEEN ASSET MANAGEMENT INC. (“ABERDEEN”) is subadviser to the Nationwide Fund and Nationwide Growth Fund. Aberdeen is located at 1735 Market Street, 37th Floor, Philadelphia, PA 19103. Aberdeen, formed in 1993, is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

DIAMOND HILL CAPITAL MANAGEMENT, INC.  (“DIAMOND HILL”) is subadviser to the Nationwide Value Fund. Diamond Hill is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215. Diamond Hill has been an investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since June 2, 1998.

NORTHPOINTE CAPITAL LLC (“NORTHPOINTE”) is subadviser to the Nationwide Large Cap Value Fund and Nationwide Value Opportunities Fund. NorthPointe is located at 101 West Big Beaver Road, Suite 745, Troy, Michigan 48084. NorthPointe was organized in 1999 as a domestic equity money management firm dedicated to serving the investment needs of institutions, high-net worth individuals and mutual funds.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be available in the Funds’ semiannual report to shareholders, which will cover the period ending April 30, 2009.

Management Fees

Each Fund pays the Adviser a management fee based on the Fund’s average daily net assets. The total management fee paid by each Fund for the fiscal year ended October 31, 2008, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was as follows:

Fund	Actual Management Fee Paid

Nationwide Fund	%

Nationwide Growth Fund	%

Nationwide Large Cap Value Fund	%

Nationwide Value Fund	%

Nationwide Value Opportunities Fund	%

Portfolio Management

Nationwide Fund

Shahreza Yusof, Paul Atkinson and Francis Radano, III, CFA, oversee the fundamentally managed portion of the Fund and Joseph A. Cerniglia, CFA, and Jarett Fisher, CFA, oversee the quantitatively managed portion of the Fund. They jointly are responsible for the day-to-day management of the Fund, including selection of the Fund’s investments.

Mr. Yusof is Head of U.S. Equities for Aberdeen. Mr. Yusof was recruited in 1994 by an affiliate of Aberdeen in Singapore. Over the years, he has worked on the Aberdeen Asia Equities Team and became investment director for the Japan region. Later, Mr. Yusof moved to Aberdeen’s Emerging Markets division in London. Mr. Yusof has been with the Aberdeen operation in the United States since 2006.

Mr. Atkinson is the Senior Investment Manager of the North American Equity team for Aberdeen. Mr. Atkinson joined Aberdeen as the head of the equity derivatives team in August 1998 and became a senior investment manager on the U.S. equity team in May 2005. Mr. Atkinson graduated with a BSc (Hons) in economics and finance from Cardiff Business School, U.K. and was awarded an MSc in finance from the University of London, Birbeck College in 1996.

Mr. Radano joined Aberdeen as an Investment Manager in October 2007. Prior to that, he was a senior equity analyst employed by NFA since November 1999. Mr. Radano earned a bachelor’s degree in economics from Dickinson College and an MBA in finance from Villanova University.

Mr. Cerniglia joined Aberdeen as a Senior Investment Manager in October 2007. He assumed co-management responsibilities for the Fund in April 2006. Prior to that, he

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SECTION 1 FUND MANAGEMENT (cont.)

was a portfolio manager employed by NFA since September 2000. Mr. Cerniglia earned a bachelor’s degree in accounting from Saint Joseph’s University and a master’s degree in mathematics of finance from Courant Institute of Mathematics of New York University.

Mr. Fisher joined Aberdeen in June 2008 as a Quantitative Investment Manager. Prior to that, he was a Vice President at RBC Capital Markets from June 2002 to June 2006. Mr. Fisher earned a bachelor’s degree in finance from Slippery Rock University and an MBA with concentrations in finance, economics and quantitative analysis from Carnegie Mellon University.

Nationwide Growth Fund

Christopher Baggini, CFA, senior portfolio manager, and Douglas Burtnick, CFA, portfolio manager are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

Mr. Baggini joined Aberdeen in October 2007. Prior to that, Mr. Baggini was a portfolio manager employed by NFA since March 2000.

Mr. Burtnick joined Aberdeen in October 2007. Prior to that, Mr. Burtnick was a portfolio manager employed by NFA since May 2002.

Nationwide Large Cap Value Fund

Jeffrey C. Petherick, CFA, Mary C. Champagne, CFA, and Peter J. Cahill, CFA, are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Petherick, Ms. Champagne, and Mr. Cahill each joined NorthPointe in January 2000.

Nationwide Value Fund

Charles S. Bath, CFA, is responsible for the day-to-day management of the Fund, including selection of the Fund’s investments. Mr. Bath has been a Portfolio Manager and the Managing Director of Equities for Diamond Hill since September 2002. Mr. Bath has a Bachelor of Science degree in Accounting from Miami University, a Masters Degree in Business Administration from The Ohio State University, and holds the CFA designation.

Nationwide Value Opportunities Fund

Jeffrey C. Petherick, CFA, Mary C. Champagne, CFA, and Peter J. Cahill, CFA, are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Petherick, Ms. Champagne, and Mr. Cahill each joined NorthPointe in January 2000.

Additional Information About The Portfolio Managers

The Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.

The Nationwide Value Fund Portfolio Manager’s Past Performance

The following information is intended to show Mr. Bath’s past experience in managing accounts with substantially similar investment objectives, policies and strategies as the Fund. The investment results in the first table below show the net historical performance of the large-cap equity composite of Diamond Hill (the “Composite”). Performance is shown since October 1, 2002 when Mr. Bath became responsible for the accounts in the Composite. The Composite uses a value style of equity portfolio management with a market-cap range similar to that of the Russell 1000 Index, the Fund’s benchmark, which has also been included for comparison. The Russell 1000 Index is an unmanaged index of stocks of larger U.S. companies and includes securities that are similar, but not identical, to those in the Fund and the Composite. The Composite currently includes all discretionary non-wrap separately managed large cap accounts, but excludes registered investment companies. Prior to September 30, 2004, the Composite commingled wrap and non-wrap accounts. As of December 31, 2008, the Composite included   accounts with $      million in assets. The historical performance for the Composite was prepared in accordance with the Global Investment Performance Standards (GIPS®). The GIPS method of computing historical performance differs from the method used for computing historical performance of investment companies.

Net Annualized Returns as of December 31, 2008

Average	Diamond Hill	Russell
Annual Returns	Large Cap Composite	1000 Index*

1 Year	%	%

2 Years	%	%

3 Years	%	%

4 Years	%	%

5 Years	%	%

Since October 1, 2002	%	%

The historical performance of the Composite is not the performance of the Fund, and is not necessarily indicative of how the Fund would have performed in the past or will perform in the future. The Fund’s actual performance may vary significantly from the past performance of the Composite. Performance results for the

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SECTION 1 FUND MANAGEMENT (cont.)

Composite are shown “net” of investment management fees, which are lower than the total fees for each class of the Fund. If the Fund’s higher expenses and applicable sales charges were reflected, the performance of the Composite would be lower. Performance results reflect trade execution costs and assume the reinvestment of dividends and capital gains, and are calculated in U.S. dollars.

*	The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. One cannot invest directly in an index.

The performance of the Composite may not be comparable to the Fund’s performance because of the following differences:

•	Brokerage commissions and dealer spreads

•	Expenses (including management fees and sales charges)

•	The size of investments in particular securities relative to the portfolio size

•	The timing of purchases and sales (including the effect of market conditions at that time)

•	Cash flows into the portfolio

•	The availability of cash for new investments

•	Unlike the Fund, the private accounts included in the Composite are not registered mutual funds under the Investment Company Act of 1940 and, consequently, may not be required to meet the same diversification requirements as mutual funds or follow the same tax restrictions and investment limitations as mutual funds.

•	Performance calculations for the Composite were based on the methodology of the CFA Institute, which is different from that of the U.S. Securities and Exchange Commission, and could cause different performance data for identical time periods.

Composite returns include non-investment company portfolios that meet the following criteria: full discretionary investment authority; under management for at least one full reporting period and following common investment strategies.

The performance information in the following table reflects that of a different registered open-end investment company for which Mr. Bath also is the portfolio manager (“Similar Mutual Fund”). The Similar Mutual Fund is managed pursuant to substantially similar investment objectives, strategies, policies and risks as those of the Nationwide Value Fund; there are no material differences between the investment objectives, policies and strategies of the Similar Mutual Fund and those of the Nationwide Value Fund. The performance of the Similar Mutual Fund does not represent the performance of the Nationwide Value Fund and should not be considered indicative of future performance of the Nationwide Value Fund. Past performance does not guarantee future results. Results may differ because of, among other things, differences in fund expenses, including management fees, brokerage commissions, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments.

Mr. Bath became the portfolio manager of the Similar Mutual Fund as of October 1, 2002. The performance shown below is that of the Similar Mutual Fund only, and is not the performance of the Nationwide Value Fund, which did not commence operations until February 28, 2008.

For the	Fourth				Since
periods ending	Quarter	One	Three	Five	Inception
December 31, 2008	2008	Year	Years	Years	(6/29/01)

Performance at NAV without sales charge

Class A Shares	%	%	%	%	%

Benchmark

Russell 1000 Index*	%	%	%	%	%

Performance at Principal Offering Price including sales charge

Class A Shares	%	%	%	%	%

The performance information for the Similar Mutual Fund is shown since its inception, and reflects the past performance of Class A shares of the Similar Mutual Fund only. The investment return and principal value of an investment in a mutual fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The current performance of the Similar Mutual Fund may be lower or higher than the performance data quoted.

The performance information about the Composite and the Similar Mutual Fund has been included for comparison purposes only. The performance is separate and distinct from the Fund. It does not guarantee similar results for the Nationwide Value Fund and should not be viewed as a substitute for the Fund’s own performance.

*	The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. One cannot invest directly in an index.

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Choosing A Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you;

•	how long you expect to own your shares;

•	how much you intend to invest;

•	total costs and expenses associated with a particular share class and
•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Nationwide Funds offer several different share classes each with different price and cost features. The table to the right compares Class A and Class C shares, which are available to all investors and Class B and Class D shares, which are available only to certain investors.

Class R2, Institutional Service Class and Institutional Class shares also are available only to certain investors. For eligible investors, Class R2, Institutional Service Class and Institutional Class shares may be more suitable than Class A, Class D, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class D, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A and Class D Shares

Front-end sales charge up to 5.75% for Class A shares and 4.50% for Class D shares	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1] (Class A shares only)	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee of 0.25% (Class A shares only) Administrative services fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C expenses which means higher dividends and/or net asset value (“NAV”) per share.

No conversion feature.

No maximum investment amount.

Class B Shares (closed to new investors)

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines 1% in most years to zero after six years.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee	Total annual operating expenses are higher than Class A expenses which means lower dividends and/or NAV per share.

Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.

Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee	Total annual operating expenses are higher than Class A expenses which means lower dividends and/or NAV per share.

No conversion feature.

Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

1	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 1.00% for the Nationwide Value Fund and Nationwide Value Opportunities Fund and 0.50% for the other Funds will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

2	This limit was calculated based on a one-year holding period.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
Amount of	Offering	Invested	Percentage of
Purchase	Price	(approximately)	Offering Price

Less than $ 50,000	5.75%	6.10%	5.00

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None	*

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Class D Shares

Class D shares are available to the following:

•	investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Nationwide Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account in the same capacity and

•	persons eligible to purchase Class D shares without a sales charge as described below and in the SAI.

Front-end Sales Charges for Class D Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
Amount of	Offering	Invested	Percentage of
Purchase	Price	(approximately)	Offering Price

Less than $50,000	4.50%	4.71%	4.00%

$50,000 to $99,999	4.00	4.17	3.50

$100,000 to $249,999	3.00	3.09	2.50

$250,000 to $499,999	2.50	2.56	1.75

$500,000 to $999,999	2.00	2.04	1.25

$1 million to $24,999,999	0.50	0.50	0.50

$25 million or more	None	None	None

Reduction and Waiver of Class A and Class D Sales Charges

If you qualify for a reduction or waiver of Class A or Class D sales charges, you must notify the Funds’ transfer agent, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Funds’ transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21).You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A and Class D Sales Charges” and “Waiver of Class A and Class D Sales Charges” below and “Reduction of Class A and Class D Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.nationwidefunds.com/invest/salesinformation.

Reduction of Class A and Class D Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A and Class D shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.
•	Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•	Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge,

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

as long as you make your investment within 60 days of receiving the proceeds.

•	Share repurchase privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•	Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A, Class B and Class C shares with your purchase of Class D shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A and Class D Sales Charges

Front-end sales charges on Class A and Class D shares are waived for the following purchasers:

•	investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund Distributors LLC (the “Distributor”) to waive sales charges. (Class A shares only);

•	directors,officers,full-time employees,sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor. (Class A shares only);
•	any investor who pays for shares with proceeds from redemptions of Nationwide Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead;
•	retirement plans (Class A shares only);
•	investment advisory clients of the Adviser’s affiliates and
•	directors,officers,full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.50% (1.00% for Nationwide Value Opportunities Fund) applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC also does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason;
•	no finders fee was paid or
•	to shares acquired through reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares of the Nationwide Value Fund and Nationwide Value Opportunities Fund

	$1 million	$4 million	$25 million
Amount of Purchase	to $3,999,999	to $24,999,999	or more

If sold within	18 months	18 months	18 months

Amount of CDSC	1.00%	0.50%	0.25%

Contingent Deferred Sales Charge on Certain Sales of Class A Shares of the Other Funds

	1 million	$25 million
Amount of Purchase	to $24,999,999	or more

If sold within	18 months	18 months

Amount of CDSC	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A, Class B, and Class C Shares“for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Funds is described above; however, the CDSC for Class A shares of other Nationwide Funds may be different and are described in their respective prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

proportional to the amount you redeem from each Nationwide Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:

•	the redemption of Class A,Class B or Class C shares purchased through reinvested dividends or distributions;
•	Class B shares which are qualifying redemptions of Class B shares under the Automatic Withdrawal Program;
•	Class A,Class B or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
•	mandatory withdrawals of Class A,Class B or Class C shares from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts and
•	redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Funds or the Distributor.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent, your financial adviser or intermediary at the time of purchase and must also provide any required evidence showing that you qualify. For more complete information, see the SAI.

Class B Shares

Class B shares are offered only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same Fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares.

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

							7 Years
Sale within	1 year	2 years	3 years	4 years	5 years	6 years	or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B Shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both Class B and Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A, Class B, and Class C Shares” for a list of situations where a CDSC is not charged.

Share Classes Available Only to Institutional Accounts

The Funds offer Institutional Service Class, Institutional Class and Class R2 shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires;
•	the total expenses of the share class and
•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Class R2 Shares (formerly, Class R Shares)

Class R2 shares are available to retirement plans including:

•	401(k) plans;
•	457 plans;
•	403(b)plans;
•	profit sharing and money purchase pension plans;
•	defined benefit plans;
•	non-qualified deferred compensation plans and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R2 shares.

The above-referenced plans are generally small and mid-sized retirement plans having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R2 shares are not available to:

•	institutional non-retirement accounts;
•	traditional and Roth IRAs;
•	Coverdell Education Savings Accounts;
•	SEPs and SAR-SEPs;
•	SIMPLE IRAs;
•	one-person Keogh plans;
•	individual 403(b) plans or
•	529 Plan accounts.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•	retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Funds for providing services or
•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.
Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;
•	retirement plans for which no third-party administrator receives compensation from the Funds;
•	institutional advisory accounts of the Adviser’s affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries and related retirement plans;
•	rollover individual retirement accounts from such institutional advisory accounts;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients or
•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Services Fees

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R2 shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or shareholder services fees. These fees are paid to the Distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Class D, Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A,

30 ï CORE EQUITY SERIES

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Class B, Class C and Class R2 shares pay the Distributor annual amounts not exceeding the following:

Class	as a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R2 shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Services Fees

Class A, Class D, Class R2 and Institutional Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. (These fees are in addition to Rule 12b-1 fees for Class A and Class R2 shares as described above.) These fees are paid by the Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class D, Class R2 and Institutional Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund’s Class A, Class D, Class R2 and Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or its affiliates (collectively,“Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as “revenue sharing payments.“The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

•	the Distributor and other affiliates of the Adviser;
•	broker-dealers;
•	financial institutions and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

CORE EQUITY SERIES ï 31

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Contacting Nationwide Funds

Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions;
•	hear fund price information and
•	obtain mailing and wiring instructions.

Internet Go to www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses;
•	obtain information on the Nationwide Funds;
•	access your account information and
•	request transactions, including purchases, redemptions and exchanges.

By Regular Mail Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

By Fax 614-428-3278.

32 ï CORE EQUITY SERIES

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Fund Transactions—Class A, Class D, Class B, and Class C Shares

All transaction orders must be received by the Funds’ transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV.

How to Exchange* or Sell** Shares
How to Buy Shares	* Exchange privileges may be amended or discontinued
Be sure to specify the class of shares you wish to	upon 60 days written notice to shareholders.
purchase. Each Fund may reject any order to buy shares	**A medallion signature guarantee may be required. See
and may suspend the sale of shares at any time.	“Medallion Signature Guarantee” below.

Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.

By mail. Complete an application and send with a check made payable to: Nationwide Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 800-848-0920.

Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.

The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)

• if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• your bank may charge a fee to wire funds
• the wire must be received by 4:00 p.m. in order to receive the current day’s NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)

• your proceeds typically will be wired to your bank on the next business day after your order has been processed.
• Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
• your financial institution may also charge a fee for receiving the wire.
• funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Nationwide Funds’ account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Nationwide Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

CORE EQUITY SERIES ï 33

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open and

•	generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent, plus any applicable sales charge.

Fair Valuation

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Valuation Procedures.

In-Kind Purchases

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

34 ï CORE EQUITY SERIES

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Minimum Investments

Class A, Class D, Class B* and Class C Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$1,000 (per Fund)
Additional Investments
(Automatic Asset Accumulation Plan)	$50

Class R2 Shares
To open an account	No Minimum
Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

*	Class B shares are closed to new investors.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

•	name;
•	date of birth (for individuals);
•	residential or business street address (although post office boxes are still permitted for mailing) and
•	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Accounts with Low Balances

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.

•	If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the quarterly fee.

•	Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

CORE EQUITY SERIES ï 35

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchanging Shares

You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

•	both accounts have the same registration;
•	your first purchase in the new fund meets its minimum investment requirement and
•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R2, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Nationwide Money Market Fund).

Exchanges into Nationwide Money Market Fund

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class D, Class B or Class C shares of another Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

Automatic Withdrawal Program

You may elect to automatically redeem Class A, Class D, Class B and Class C shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC. If you own Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information about the waiver of the CDSC for Class B shares is located in the SAI.

Selling Shares

You can sell, or in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the redemption.

You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading is restricted or
•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, a Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or
•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in the shares of the particular Fund at the Fund’s then-current NAV until you give the Funds different instructions.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds’ ability to make a redemption-in-kind, see the SAI.

36 ï CORE EQUITY SERIES

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

•	your account address has changed within the last 15 calendar days;
•	the redemption check is made payable to anyone other than the registered shareholder;
•	the proceeds are mailed to any address other than the address of record or
•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

CORE EQUITY SERIES ï 37

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Excessive or Short-Term Trading

The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or sales and repurchases of Nationwide Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the Adviser and/or subadvisers and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

•	restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•	reject transactions that violate the Fund’s excessive trading policies or its exchange limits.

Each Fund also has implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

In general:

•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and
•	redemption and exchange fees are imposed on certain Nationwide Funds. These Nationwide Funds may assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Nationwide Fund. The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 2, Investing with Nationwide Funds: Fair Valuation.

Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through certain intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.

38 ï CORE EQUITY SERIES

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Nationwide Funds impose exchange and redemption fees on shares held in certain types of accounts. If you redeem or exchange your shares in such an account within a designated holding period, the redemption fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed first. If you exchange assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Exchange and redemption fees do not apply to:

•	shares redeemed or exchanged under regularly scheduled withdrawal plans;
•	shares purchased through reinvested dividends or capital gains;
•	shares redeemed (or exchanged into the Nationwide Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent redemption must have occurred during the period the fee applied;
•	shares redeemed in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts;
•	shares redeemed or exchanged from retirement accounts within 30 calendar days of an automatic payroll deduction or

•	shares redeemed or exchanged by any fund of funds that is affiliated with a Fund.

With respect to shares redeemed or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or redemption within 30 days of an automatic payroll deduction, you must inform the Funds’ transfer agent or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception. Redemption and exchange fees will be assessed unless or until the Funds are notified that an account is exempt.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;
•	qualified retirement plan accounts;
•	omnibus accounts where there is no capability to impose a redemption fee on underlying customers’ accounts and
•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

The following Nationwide Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged if you have held the shares of the fund for less than the minimum holding period listed below:

		Minimum
	Exchange/	Holding Period
Fund	Redemption Fee	(calendar days)

Nationwide International Value Fund	2.00%	90

Nationwide U.S. Small Cap Value Fund	2.00%	90

Nationwide Value Opportunities Fund	2.00%	90

Nationwide Fund	2.00%	30

Nationwide Growth Fund	2.00%	30

Nationwide Large Cap Value Fund	2.00%	30

Nationwide Value Fund	2.00%	30

Nationwide Bond Fund	2.00%	7

Nationwide Bond Index Fund	2.00%	7

Nationwide Government Bond Fund	2.00%	7

Nationwide International Index Fund	2.00%	7

Nationwide Mid Cap Market Index Fund	2.00%	7

Nationwide Short Duration Bond Fund	2.00%	7

Nationwide S&P 500 Index Fund	2.00%	7

Nationwide Small Cap Index Fund	2.00%	7

CORE EQUITY SERIES ï 39

SECTION 3 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;
•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;
•	for corporate shareholders, a portion of income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and
•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 0% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

40 ï CORE EQUITY SERIES

SECTION 3 DISTRIBUTIONS AND TAXES (cont.)

Other Tax Jurisdictions

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by a Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after October 31, 2008, unless such exemptions are extended or made permanent.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

CORE EQUITY SERIES ï 41

SECTION 4 MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with a unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

The Adviser performs the following oversight and evaluation services to the Funds:

•	initial due diligence on prospective Fund subadvisers;

•	monitoring subadviser performance, including ongoing analysis and periodic consultations;

•	communicating performance expectations and evaluations to the subadvisers and

•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

42 ï CORE EQUITY SERIES

SECTION 5 NATIONWIDE FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years ended October 31 or, if a Fund or a class has not been in operation for five years, the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by           whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000’s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$18.08	0.07	0.87	0.94	(0.06)	—	(0.06)	$18.96	5.22%	$447,884	1.10%	0.35%	(f)	(f)	144.61%
Year Ended October 31, 2005	$18.96	0.38	1.86	2.24	(0.18)	(0.08)	(0.26)	$20.94	11.88%	$119,615	1.14%	1.64%	(f)	(f)	145.66%
Year Ended October 31, 2006	$20.94	0.18	2.61	2.79	(0.17)	(2.81)	(2.98)	$20.75	14.65%	$117,938	1.04%	0.91%	1.04%	0.91%	245.80%
Year Ended October 31, 2007 (i)	$20.75	0.18	2.89	3.07	(0.17)	(2.25)	(2.42)	$21.40	16.17%	$124,573	0.97%	0.88%	0.97%	0.87%	373.30%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$17.65	(0.05)	0.86	0.81	—	—	—	$18.46	4.59%	$35,073	1.76%	(0.30)%	(f)	(f)	144.61%
Year Ended October 31, 2005	$18.46	0.03	2.01	2.04	(0.10)	(0.08)	(0.18)	$20.32	11.09%	$29,960	1.79%	0.25%	(f)	(f)	145.66%
Year Ended October 31, 2006	$20.32	0.05	2.52	2.57	(0.03)	(2.81)	(2.84)	$20.05	13.83%	$20,455	1.76%	0.21%	1.76%	0.21%	245.80%
Year Ended October 31, 2007 (i)	$20.05	0.03	2.79	2.82	(0.03)	(2.25)	(2.28)	$20.59	15.32%	$17,114	1.71%	0.14%	1.72%	0.14%	373.30%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$17.65	(0.06)	0.87	0.81	(0.01)	—	(0.01)	$18.45	4.58%	$989	1.76%	(0.32)%	(f)	(f)	144.61%
Year Ended October 31, 2005	$18.45	0.04	1.99	2.03	(0.10)	(0.08)	(0.18)	$20.30	11.04%	$965	1.79%	0.27%	(f)	(f)	145.66%
Year Ended October 31, 2006	$20.30	0.04	2.53	2.57	(0.03)	(2.81)	(2.84)	$20.03	13.89%	$866	1.75%	0.20%	1.75%	0.20%	245.80%
Year Ended October 31, 2007 (i)	$20.03	0.03	2.78	2.81	(0.03)	(2.25)	(2.28)	$20.56	15.27%	$818	1.71%	0.15%	1.72%	0.15%	373.30%
Year Ended October 31, 2008

Class D Shares
Year Ended October 31, 2004	$17.96	0.12	0.88	1.00	(0.13)	—	(0.13)	$18.83	5.59%	$1,161,934	0.82%	0.64%	(f)	(f)	144.61%
Year Ended October 31, 2005	$18.83	0.23	2.04	2.27	(0.26)	(0.08)	(0.34)	$20.76	12.11%	$1,132,192	0.85%	1.17%	(f)	(f)	145.66%
Year Ended October 31, 2006	$20.76	0.23	2.59	2.82	(0.22)	(2.81)	(3.03)	$20.55	14.95%	$1,137,817	0.80%	1.14%	0.80%	1.14%	245.80%
Year Ended October 31, 2007 (i)	$20.55	0.22	2.86	3.08	(0.22)	(2.25)	(2.47)	$21.16	16.38%	$1,169,205	0.76%	1.08%	0.76%	1.08%	373.30%
Year Ended October 31, 2008

(a)	Excludes sales charge.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	There were no fee reductions during the period.

(g)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

(h)	Net investment income (loss) is based on average shares outstanding during the period.

(i)	Amount is less than $0.005.

CORE EQUITY SERIES ï 43

SECTION 5 NATIONWIDE FUND FINANCIAL HIGHLIGHTS (cont.)

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000’s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class R2 Shares
Year Ended October 31, 2004	$17.95	0.03	0.88	0.91	(0.03)	—	(0.03)	$18.83	5.08%	$1	1.27%	0.16%	(f)	(f)	144.61%
Year Ended October 31, 2005	$18.83	0.19	2.05	2.24	(0.21)	(0.08)	(0.29)	$20.78	11.95%	$1	0.96%	0.95%	(f)	(f)	145.66%
Year Ended October 31, 2006	$20.78	0.18	2.60	2.78	(0.17)	(2.81)	(2.98)	$20.58	14.71%	$1	0.96%	0.93%	0.96%	0.93%	245.80%
Year Ended October 31, 2007 (i)	$20.58	0.10	2.82	2.92	(0.09)	(2.25)	(2.34)	$21.16	15.45%	$22	1.26%	0.50%	1.26%	0.50%	373.30%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2004 (h)	$19.00	0.03	(0.17)	(0.14)	(0.03)	—	(0.03)	$18.83	(0.74)%	$341	0.78%(f)	0.54%(f)	(f)	(f)	144.61%
Year Ended October 31, 2005	$18.83	0.24	2.04	2.28	(0.27)	(0.08)	(0.35)	$20.76	12.19%	$3,335	0.81%	0.81%	(f)	(f)	145.66%
Year Ended October 31, 2006	$20.76	0.22	2.61	2.83	(0.23)	(2.81)	(3.04)	$20.55	15.01%	$10,226	0.74%	1.11%	0.74%	1.11%	245.80%
Year Ended October 31, 2007 (i)	$20.55	0.41	2.70	3.11	(0.23)	(2.25)	(2.48)	$21.18	16.52%	$1	0.71%	1.98%	0.71%	1.98%	373.30%
Year Ended October 31, 2008

(a)	Excludes sales charge.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	There were no fee reductions during the period.

(g)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

(h)	Net investment income (loss) is based on average shares outstanding during the period.

(i)	Amount is less than $0.005.

44 ï CORE EQUITY SERIES

SECTION 5 NATIONWIDE GROWTH FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
			Net								Ratio	Ratio of	Investment
			Realized								of Net	Expenses	Income (Loss)
			and								Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized						Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$5.92	(0.02)	0.18	0.16	—	—	$6.08	2.70%	$30,641	1.19%	(0.36)%	(f)	(f)	286.06%
Year Ended October 31, 2005	$6.08	(0.01)	0.63	0.62	(0.01)	(0.01)	$6.69	10.22%	$29,467	1.34%	(0.14)%	(f)	(f)	281.51%
Year Ended October 31, 2006	$6.69	(0.04)	0.55	0.51	—	—	$7.20	7.62%	$12,816	1.15%	(0.29)%	1.15%	(0.29)%	284.67%
Year Ended October 31, 2007 (g)	$7.20	(h)	1.96	1.96	(0.02)	(0.02)	$9.14	27.24%	$18,241	1.12%	(0.05)%	1.12%	(0.06)%	262.81%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$5.51	(0.05)	0.15	0.10	—	—	$5.61	1.81%	$5,817	1.84%	(1.00)%	(f)	(f)	286.06%
Year Ended October 31, 2005	$5.61	(0.05)	0.59	0.54	—	—	$6.15	9.63%	$5,325	1.98%	(0.78)%	(f)	(f)	281.51%
Year Ended October 31, 2006	$6.15	(0.07)	0.50	0.43	—	—	$6.58	6.99%	$4,445	1.80%	(0.94)%	1.80%	(0.94)%	284.67%
Year Ended October 31, 2007 (g)	$6.58	(0.05)	1.78	1.73	(0.01)	(0.01)	$8.30	26.23%	$4,289	1.81%	(0.72)%	1.82%	(0.73)%	262.81%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$5.51	(0.05)	0.16	0.11	—	—	$5.62	2.00%	$248	1.84%	(1.01)%	(f)	(f)	286.06%
Year Ended October 31, 2005	$5.62	(0.04)	0.58	0.54	—	—	$6.16	9.61%	$550	2.03%	(0.96)%	(f)	(f)	281.51%
Year Ended October 31, 2006	$6.16	(0.05)	0.47	0.42	—	—	$6.58	6.82%	$777	1.77%	(0.93)%	1.77%	(0.93)%	284.67%
Year Ended October 31, 2007 (g)	$6.58	(0.06)	1.79	1.73	(0.01)	(0.01)	$8.30	26.37%	$2,744	1.79%	(0.79)%	1.79%	(0.80)%	262.81%
Year Ended October 31, 2008

Class D Shares
Year Ended October 31, 2004	$6.00	(h)	0.17	0.17	(7)	—	$6.17	2.87%	$216,843	0.85%	(0.01)%	(f)	(f)	286.06%
Year Ended October 31, 2005	$6.17	0.01	0.65	0.66	(0.02)	(0.02)	$6.81	10.74%	$202,682	0.99%	0.21%	(f)	(f)	281.51%
Year Ended October 31, 2006	$6.81	(h)	0.54	0.54	—	—	$7.35	7.93%	$182,519	0.80%	0.05%	0.80%	0.05%	284.67%
Year Ended October 31, 2007 (g)	$7.35	0.02	2.00	2.02	(0.02)	(0.02)	$9.35	27.57%	$192,849	0.81%	0.27%	0.82%	0.26%	262.81%
Year Ended October 31, 2008

(a)	Excludes sales charge.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	There were no fee reductions during the period.

(g)	Net investment income (loss) is based on average shares outstanding during the period.

(h)	The amount is less than $0.005.

CORE EQUITY SERIES ï 45

SECTION 5 NATIONWIDE GROWTH FUND FINANCIAL HIGHLIGHTS (cont.)

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
			Net								Ratio	Ratio of	Investment
			Realized								of Net	Expenses	Income (Loss)
			and								Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized						Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class R2 Shares
Year Ended October 31, 2004	$6.00	(0.03)	0.18	0.15	—	—	$6.15	2.50%	$1	1.29%	(0.46)%	(f)	(f)	286.06%
Year Ended October 31, 2005	$6.15	(0.01)	0.64	0.63	(0.01)	(0.01)	$6.77	10.28%	$1	1.29%	(0.14)%	(f)	(f)	281.51%
Year Ended October 31, 2006	$6.77	(0.03)	0.53	0.50	—	—	$7.27	7.39%	$1	1.28%	(0.47)%	1.28%	(0.47)%	284.67%
Year Ended October 31, 2007 (g)	$7.27	(0.04)	1.98	1.94	(0.01)	(0.01)	$9.20	26.76%	$2	1.48%	(0.44)%	1.49%	(0.44)%	262.81%
Year Ended October 31, 2008

Institutional Service Class Shares
Year Ended October 31, 2004 (g)	$6.01	0.01	0.17	0.18	(j)	—	$6.19	3.03%	$1	0.84%	0.22%	(f)	(f)	286.06%
Year Ended October 31, 2005	$6.19	(i)	0.65	0.65	(0.02)	(0.02)	$6.82	10.55%	$1	1.04%	0.11%	(f)	(f)	281.51%
Year Ended October 31, 2006	$6.82	(i)	0.54	0.54	—	—	$7.36	7.92%	$1	0.80%	0.02%	0.80%	0.02%	284.67%
Year Ended October 31, 2007 (g)	$7.36	0.02	2.00	2.02	(0.02)	(0.02)	$9.36	27.53%	$1	0.81%	0.22%	0.81%	0.22%	262.81%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31 , 2004 (h)	$6.34	(i)	(0.17)	(0.17)	—	—	$6.17	(2.68)%	$1	0.80%	(0.06)%	(f)	(f)	286.06%
Year Ended October 31, 2005	$6.17	(i)	0.65	0.65	(0.02)	(0.02)	$6.80	10.59%	$1	1.04%	0.11%	(f)	(f)	281.51%
Year Ended October 31, 2006	$6.80	(i)	0.54	0.54	—	—	$7.34	7.94%	$1	0.79%	0.02%	0.79%	0.02%	284.67%
Year Ended October 31, 2007 (g)	$7.34	0.02	2.01	2.03	(0.03)	(0.03)	$9.34	27.61%	$1	0.81%	0.23%	0.81%	0.23%	262.81%
Year Ended October 31, 2008

(a)	Excludes sales charge.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	There were no fee reductions during the period.

(g)	Net investment income (loss) is based on average shares outstanding during the period.

(h)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

(i)	The amount is less than $0.005.

46 ï CORE EQUITY SERIES

SECTION 5 NATIONWIDE LARGE CAP VALUE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$10.44	0.10	1.35	1.45	(0.10)	—	(0.10)	$11.79	13.92%	$24,846	1.39%	0.91%	1.45%	0.84%	58.61%
Year Ended October 31, 2005	$11.79	0.15	1.34	1.49	(0.14)	—	(0.14)	$13.14	12.63%	$28,232	1.44%	1.09%	1.47%	1.06%	67.00%
Year Ended October 31, 2006	$13.14	0.17	2.46	2.63	(0.15)	(0.60)	(0.75)	$15.02	20.81%	$23,753	1.44%	1.14%	1.44%	1.14%	95.14%
Year Ended October 31, 2007 (f)	$15.02	0.13	1.05	1.18	(0.16)	(2.01)	(2.17)	$14.03	8.38%	$29,106	1.42%	0.90%	1.43%	0.89%	88.20%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$10.30	0.03	1.33	1.36	(0.03)	—	(0.03)	$11.63	13.25%	$982	2.00%	0.29%	2.06%	0.22%	58.61%
Year Ended October 31, 2005	$11.63	0.06	1.33	1.39	(0.06)	—	(0.06)	$12.96	11.97%	$1,342	2.06%	0.46%	2.08%	0.44%	67.00%
Year Ended October 31, 2006	$12.96	0.07	2.43	2.50	(0.06)	(0.60)	(0.66)	$14.80	20.06%	$1,588	2.05%	0.52%	2.06%	0.51%	95.14%
Year Ended October 31, 2007 (f)	$14.80	0.04	1.04	1.08	(0.08)	(2.01)	(2.09)	$13.79	7.68%	$1,636	2.06%	0.27%	2.07%	0.27%	88.20%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$10.28	0.03	1.33	1.36	(0.04)	—	(0.04)	$11.60	13.25%	$743	2.00%	0.21%	2.06%	0.14%	58.61%
Year Ended October 31, 2005	$11.60	0.06	1.33	1.39	(0.08)	—	(0.08)	$12.91	11.98%	$4,888	2.06%	0.34%	2.07%	0.34%	67.00%
Year Ended October 31, 2006	$12.91	0.07	2.43	2.50	(0.06)	(0.60)	(0.66)	$14.75	20.11%	$5,966	2.06%	0.52%	2.06%	0.51%	95.14%
Year Ended October 31, 2007 (f)	$14.75	0.03	1.03	1.06	(0.08)	(2.01)	(2.09)	$13.72	7.63%	$7,606	2.07%	0.25%	2.07%	0.25%	88.20%
Year Ended October 31, 2008

Class R2 Shares
Year Ended October 31, 2004	$10.31	0.08	1.33	1.41	(0.08)	—	(0.08)	$11.64	13.71%	$1	1.54%	0.75%	1.86%	0.42%	58.61%
Year Ended October 31, 2005	$11.64	0.15	1.33	1.48	(0.15)	—	(0.15)	$12.97	12.73%	$1	1.33%	1.18%	1.38%	1.12%	67.00%
Year Ended October 31, 2006	$12.97	0.14	2.44	2.58	(0.14)	(0.60)	(0.74)	$14.81	20.69%	$2	1.57%	1.00%	1.59%	0.98%	95.14%
Year Ended October 31, 2007 (f)	$14.81	0.07	1.03	1.10	(0.14)	(2.01)	(2.15)	$13.76	7.91%	$155	1.70%	0.51%	1.71%	0.51%	88.20%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	Net investment income (loss) is based on average shares outstanding during the period.

(h)	The amount is less than $0.005.

CORE EQUITY SERIES ï 47

SECTION 5 NATIONWIDE VALUE FUND FINANCIAL HIGHLIGHTS

48 ï CORE EQUITY SERIES

SECTION 5 NATIONWIDE VALUE OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000’s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$14.47	(h)	1.55	1.55	(0.01)	—	(0.01)	$16.01	10.72%	$12,244	1.36%	(0.01)%	1.39%	(0.04)%	146.98%
Year Ended October 31, 2005	$16.01	(h)	2.07	2.07	(0.02)	(2.89)	(2.91)	$15.17	13.59%	$11,263	1.49%	0.02%	1.85%	(0.34)%	187.36%
Year Ended October 31, 2006	$15.17	0.01	2.43	2.44	—	(2.11)	(2.11)	$15.50	17.79%	$12,777	1.36%	0.09%	1.66%	(0.21)%	151.61%
Year Ended October 31, 2007	$15.50	(0.03)	0.94	0.91	—	(2.11)	(2.11)	$14.30	6.01%	$10,998	1.38%	(0.16)%	1.64%	(0.42)%	175.48%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$14.34	(0.11)	1.55	1.44	—	—	—	$15.78	10.04%	$2,631	2.01%	(0.66)%	2.04%	(0.69)%	146.98%
Year Ended October 31, 2005	$15.78	(0.10)	2.05	1.95	—	(2.89)	(2.89)	$14.84	12.90%	$2,592	2.14%	(0.64)%	2.50%	(0.99)%	187.36%
Year Ended October 31, 2006	$14.84	(0.09)	2.37	2.28	—	(2.11)	(2.11)	$15.01	17.02%	$2,600	2.04%	(0.59)%	2.34%	(0.90)%	151.61%
Year Ended October 31, 2007	$15.01	(0.14)	0.92	0.78	—	(2.11)	(2.11)	$13.68	5.26%	$2,219	2.10%	(0.89)%	2.36%	(1.15)%	175.48%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$14.31	(0.09)	1.53	1.44	—	—	—	$15.75	10.06%	$652	2.01%	(0.67)%	2.05%	(0.71)%	146.98%
Year Ended October 31, 2005	$15.75	(0.10)	2.04	1.94	—	(2.89)	(2.89)	$14.80	12.86%	$669	2.14%	(0.62)%	2.51%	(0.99)%	187.36%
Year Ended October 31, 2006	$14.80	(0.09)	2.36	2.27	—	(2.11)	(2.11)	$14.96	16.99%	$668	2.04%	(0.59)%	2.34%	(0.89)%	151.61%
Year Ended October 31, 2007	$14.96	(0.16)	0.94	0.78	—	(2.11)	(2.11)	$13.63	5.27%	$515	2.10%	(0.86)%	2.36%	(1.12)%	175.48%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2004 (f)	$15.45	(0.05)	0.43	0.38	—	—	—	$15.83	2.46%	$1	1.60%	(0.35)%	1.64%	(0.39)%	146.98%
Year Ended October 31, 2005	$15.83	0.01	2.06	2.07	(0.03)	(2.89)	(2.92)	$14.98	13.71%	$1	1.61%	0.06%	1.99%	(0.32)%	187.36%
Year Ended October 31, 2006	$14.98	(0.01)	2.39	2.38	—	(2.11)	(2.11)	$15.25	17.59%	$1	1.50%	(0.07)%	1.84%	(0.41)%	151.61%
Year Ended October 31, 2007	$15.25	(0.09)	0.92	0.83	—	(2.11)	(2.11)	$13.97	5.54%	$1	1.83%	(0.62)%	2.18%	(0.97)%	175.48%
Year Ended October 31, 2008

Institutional Class Shares
Year Ended October 31, 2004 (g)	$16.18	(h)	(0.04)	(0.04)	—	—	—	$16.14	(0.19)%	$1	1.09%	0.09%	1.17%	0.01%	146.98%
Year Ended October 31, 2005	$16.14	0.06	2.09	2.15	(0.05)	(2.89)	(2.94)	$15.35	13.96%	$1	1.08%	0.39%	1.30%	0.17%	187.36%
Year Ended October 31, 2006	$15.35	0.05	2.48	2.53	—	(2.11)	(2.11)	$15.77	18.21%	$1	1.07%	0.36%	1.36%	0.08%	151.61%
Year Ended October 31, 2007	$15.77	0.02	0.95	0.97	—	(2.11)	(2.11)	$14.63	6.32%	$1	1.06%	0.14%	1.40%	(0.20)%	175.48%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	For the period from December 30, 2003 (commencement of operations) through October 31, 2004.
(g)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(h)	The amount is less than $0.005.

CORE EQUITY SERIES ï 49

APPENDIX

Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Equity securities – securities including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Growth style – a style of investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Large-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $      million to $      billion as of December 31, 2008.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap® Index, ranging from $      million to $      billion as of December 31, 2008.

Quantitative techniques – mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a Fund.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $      million to $      billion as of December 31, 2008.

REIT – a company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sleeve – represents the specific portion of a Fund that is managed by one particular subadviser or in a particular style.

Total return – investment return that reflects both capital appreciation or depreciation (increase or decrease in the market value of a security) and income (i.e., interest or dividends).

Value style – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

50 ï CORE EQUITY SERIES

APPENDIX (cont.)

Additional Information about Investments, Investment Techniques and Risks

Borrowing – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

Convertible securities – the Funds may invest in convertible securities which generally are debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Currency risk – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Depositary receipts – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Derivatives – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;

•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;

•	a Fund may suffer disproportionately heavy losses relative to the amount invested and

•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Emerging markets risk – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

Equity interests in foreign investment funds or trusts – a Fund may gain market exposure to certain countries by purchasing shares of investment companies that in turn invest in the securities of these countries.

Foreign custody risk – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be

CORE EQUITY SERIES ï 51

APPENDIX (cont.)

limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Foreign securities risk – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;

•	the impact of currency exchange rate fluctuations;

•	reduced information about issuers;

•	higher transaction costs;

•	less stringent regulatory and accounting standards and

•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Portfolio turnover – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility and

•	result in additional tax consequences for Fund shareholders.

Preferred stock – the Funds may invest in preferred stocks, a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITs – certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

Repurchase agreements – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

Securities lending – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

Selection risk – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

Small-cap and mid-cap risk – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

52 ï CORE EQUITY SERIES

APPENDIX (cont.)

Stock market risk – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;

•	production;

•	management;

•	sales and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;

•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;

•	prime quality commercial paper;

•	repurchase agreements covering any of the securities in which the Fund may invest directly and

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

Warrants – the Funds may invest in equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

The SAI contains more information on the Funds’ investments and strategies and can be requested using the addresses and telephone numbers on the back of this prospectus.

Selective Disclosure of Portfolio Holdings

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

CORE EQUITY SERIES ï 53

Information from Nationwide Funds

Please read this Prospectus before you invest, and keep it with your records. The following documents — which may be obtained free of charge—contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this Prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•	Semiannual Reports

To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or phone number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please call 800-848-0920 for information.

For additional information contact:

By Regular Mail:
Nationwide Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

By Overnight Mail:
Nationwide Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Representatives are available 8 a.m. - 9 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the Nationwide Funds’ website at www.nationwidefunds.com.

Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov;
•	by electronic request to publicinfo@sec.gov;
•	in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090) or

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

The Nationwide framemark and On Your Side are federally registered service marks of Nationwide Mutual Insurance Company. Nationwide Funds is a service mark of Nationwide Mutual Insurance Company.

©2009 Nationwide Funds Group. All rights reserved.	PR-CEQ 3/09

Core Fixed Income Series
Fund Prospectus
February   , 2009

Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

Fund and Class	Ticker

Nationwide Bond Fund Class A	NBDAX

Nationwide Bond Fund Class B	GBDBX

Nationwide Bond Fund Class C	GBDCX

Nationwide Bond Fund Class D	MUIBX

Nationwide Bond Fund Class R2	GBDRX

Nationwide Bond Fund Institutional Class	GBDIX

Nationwide Enhanced Income Fund Class A	NMEAX

Nationwide Enhanced Income Fund Class R2	GMERX

Nationwide Enhanced Income Fund Institutional Class	NMEIX

Nationwide Enhanced Income Fund Institutional Service Class	NMESX

Nationwide Government Bond Fund Class A	NUSAX

Nationwide Government Bond Fund Class B	GGBBX

Nationwide Government Bond Fund Class C	GGBCX

Nationwide Government Bond Fund Class D	NAUGX

Nationwide Government Bond Fund Class R2	GGBRX

Nationwide Government Bond Fund Institutional Class	GGBIX

Nationwide Money Market Fund Prime Shares	MIFXX

Nationwide Money Market Fund Institutional Class	GMIXX

Nationwide Money Market Fund Service Class	NWSXX

Nationwide Short Duration Bond Fund Class A	MCAPX

Nationwide Short Duration Bond Fund Class C	GGMCX

Nationwide Short Duration Bond Fund Institutional Class	MCAIX

Nationwide Short Duration Bond Fund Service Class	MCAFX

3	Section 1: Fund Summaries, Performance and Management
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund
Fund Management

27	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Buying Shares
Fair Valuation
Customer Identification Information
Exchanging Shares
Automatic Withdrawal Program
Selling Shares
Excessive or Short-Term Trading
Exchange and Redemption Fees

41	Section 3: Distributions and Taxes

43	Section 4: Multi-Manager Structure

44	Section 5: Financial Highlights

51	Appendix
Key Terms
Additional Information about Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

CORE FIXED INCOME SERIES ï 1

Core Fixed Income Series

Introduction to the Core Fixed Income Series

This prospectus provides information about five funds (the “Funds”), the shares of which are offered by Nationwide Mutual Funds (the “Trust”):

Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

These Funds are primarily intended:

•	to help investors seek current income through investments in various government, corporate and short-term debt securities.

The following section summarizes key information about the Funds, including information regarding their investment objectives, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A Note about Share Classes

•	Nationwide Bond Fund and Nationwide Government Bond Fund offer six share classes: Class A, Class B*, Class C, Class D, Class R2** and Institutional Class.

•	Nationwide Enhanced Income Fund offers four share classes: Class A, Class R2, Institutional Service Class and Institutional Class.

•	Nationwide Money Market Fund offers three share classes: Service Class, Institutional Class and Prime Shares.

•	Nationwide Short Duration Bond Fund offers four share classes, Class A, Class C, Service Class and Institutional Class.

*	As of December 31, 2008, Class B shares are offered only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same Fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares.

**	Formerly, Class R shares

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Each Fund may employ a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA“or the “Adviser”), as the Funds’ investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for a Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See Section 4, Multi-Manager Structure for more information.

2 ï CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE BOND FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations.

The Fund may also invest a portion of its assets in:

•	mortgage-backed securities;
•	asset-backed securities;
•	foreign government and corporate bonds denominated in U.S. dollars;
•	commercial paper rated by a rating agency in one of the two highest rating categories;
•	high-yield bonds and
•	derivatives.
In selecting securities, the subadviser typically maintains an average portfolio duration of three to seven years.

The subadviser seeks value and may sell a security to take advantage of more favorable opportunities. The subadviser also may sell a bond as it gets closer to its maturity in order to maintain the Fund’s target duration and achieve an attractive total return.

NFA has selected Nationwide Asset Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is particularly high for high-yield and other lower rated bonds.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Prepayment, call and redemption risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Mortgage- and asset-backed securities risk – these securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-based securities may not have the benefit of any security interest in the related asset.

Lower-rated securities risk – refers to the risk that the Fund’s investment in high-yield bonds and other lower rated bonds will subject the Fund to substantial risk of loss.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

CORE FIXED INCOME SERIES ï 3

SECTION 1 NATIONWIDE BOND FUND SUMMARY AND PERFORMANCE (cont.)

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Please call 800-848-0920 for the Fund’s current 30-day yield.

Annual Total Returns – Class D Shares
(Years Ended December 31)

Best Quarter:      % –   qtr of
Worst Quarter: –     % –   qtr of

4 ï CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE BOND FUND SUMMARY AND PERFORMANCE (cont.)

After-tax returns are shown in the table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
as of December 31, 2008

	1 Year	5 Years	10 Years

Class A shares – Before Taxes[2]	%	%	%

Class B shares – Before Taxes[2]	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class D shares – Before Taxes	%	%	%

Class D shares – After Taxes on Distributions	%	%	%

Class D shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class R2 shares – Before Taxes[2]	%	%	%

Institutional Class shares – Before Taxes[2]	%	%	%

Barclays Capital U.S. Aggregate Bond Index[4]	%	%	%

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	Returns until the first offering of specific classes are based on the previous performance of various classes of the Fund as noted below. This performance is substantially similar to what the individual classes would have produced because all classes invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

Class B (introduced September 4, 2003): Performance is based on the Fund’s Class X shares (which are no longer offered by the Fund) through September 4, 2003.

Class C (introduced September 4, 2003): Performance is based on the Fund’s Class D shares through March 1, 2001 and the Fund’s Class Y shares (which are no longer offered by the Fund) from March 1, 2001 through September 4, 2003.

Class R2 (introduced October 1, 2003): Performance is based on the Fund’s Class D shares through October 1, 2003. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.

Institutional Class (introduced June 29, 2004): Performance is based on the Fund’s Class D shares through June 29, 2004.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

4	The Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Index) is an unmanaged market value-weighted index that is comprised of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the U.S. bond market as a whole. The Aggregate Index more closely reflects the Fund’s management style because it includes the permissible instruments in which the Fund may invest. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

CORE FIXED INCOME SERIES ï 5

SECTION 1 NATIONWIDE BOND FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class A		Class B	Class C	Class D	Class R2	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	[2]	None	None	4.50% [2]	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	5.00% [4]	1.00% [5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%		2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%	1.00%	None	0.50%	None

Other Expenses[7]

Total Annual Fund Operating Expenses

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of $100,000 or more of Class A and $50,000 or more of Class D shares is reduced or eliminated. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 0.75% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
6	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
7	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class D and Class R2 shares. For the year ended October 31, 2008, administrative services fees for Class A, Class D and Class R2 shares were %, % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

6 ï CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE BOND FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class D shares

Class R2 shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class D, Class R2 and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

CORE FIXED INCOME SERIES ï 7

SECTION 1 NATIONWIDE ENHANCED INCOME FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks a high level of current income while preserving capital and minimizing fluctuations in share value.

Principal Strategies

Under normal circumstances, the Fund invests primarily in high-grade corporate bonds, U.S. government securities and U.S. government agency securities. The Fund also may purchase mortgage-backed securities and asset-backed securities, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis.

In choosing securities for the Fund, the Fund’s subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and in the price relationships among various types of fixed-income securities. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the objectives of the Fund.

The Fund is managed so that its duration will be between six months and one year, and will not exceed two years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value.

NFA has selected Morley Capital Management, Inc. as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Prepayment, call and redemption risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Mortgage- and asset-backed securities risk – These securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-based securities may not have the benefit of any security interest in the related asset.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

8 ï CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE ENHANCED INCOME FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Please call 800-848-0920 for the Fund’s current 30-day yield.

Annual Total Returns – Class A Shares
(Years Ended December 31)

Best Quarter:      % –   qtr of
Worst Quarter:      % –   qtr of

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer sponsored retirement plans.

Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	5 Years	(Dec. 29, 1999)

Class A shares – Before Taxes	%	%	%

Class A shares – After Taxes on Distributions	%	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class R2 shares – Before Taxes[2]	%	%	%

Institutional Service Class shares – Before Taxes	%	%	%

Institutional Class shares – Before Taxes	%	%	%

ML 6-Month T-Bill Index[3]	%	%	%	[4]

ML 1-Year T-Bill Index[3]	%	%	%	[4]

Composite Index[3]	%	%	%	[4]

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.
2	Returns until the first offering of Class R2 shares (October 1, 2003) are based on the previous performance of Class A shares. This performance is substantially similar to what Class R2 shares would have produced because both classes invest in the same portfolio of securities. Returns for Class R2 shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect any lower expenses. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.
3	The Composite Index comprises 50% Merrill Lynch (ML) 6-Month Treasury Bill (T-Bill) Index/50% Merrill Lynch 1-Year Treasury Bill Index. The ML 6-Month T-Bill Index comprises a single issue purchased at the beginning of a month and held for a full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end re-balancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the re-balancing date. The ML 1-Year T-Bill Index comprises a single issue purchased at the beginning of a month and held for a full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity. The Indexes do not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Indexes would be lower. Individuals cannot invest directly in an index.
4	The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 1999.

CORE FIXED INCOME SERIES ï 9

SECTION 1 NATIONWIDE ENHANCED INCOME FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

	Class A		Class R2	Institutional	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Service Class Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	2.25%	[2]	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.35%		0.35%	0.35%	0.35%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		0.50%	None	None

Other Expenses[4]

Total Annual Fund Operating Expenses[5]

Amount of Fee Waiver/Expense Reimbursement

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $100,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 0.35% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R2 and Institutional Service Class shares. For the year ended October 31, 2008, administrative services fees for Class A, Class R2 and Institutional Service Class shares were %, % and % respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
5	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.45% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to % for Class A shares, % for Class R2 shares and % for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

10 ï CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE ENHANCED INCOME FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class R2 shares

Institutional Service Class shares

Institutional Class shares

*	Assumes a CDSC does not apply.

The Fund does not apply sales charges on reinvested dividends and other distributions.

CORE FIXED INCOME SERIES ï 11

SECTION 1 NATIONWIDE GOVERNMENT BOND FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in U.S. government securities and U.S. government agency securities. The Fund’s subadviser seeks to achieve the Fund’s objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations.

In selecting investments for the Fund, the subadviser uses interest rate expectations, duration analysis, economic forecasting, market sector analysis and other techniques. The Fund may also look for bonds that the subadviser believes are undervalued, with the goal of buying them at attractive values and holding them as they increase in value. The Fund will generally maintain an average dollar-weighted maturity of five to nine years, and an average portfolio duration of four to six years.

The Fund may engage in active and frequent trading of its portfolio securities.

NFA has selected Nationwide Asset Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Prepayment, call and redemption risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility and

•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

12 ï CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE GOVERNMENT BOND FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Please call 800-848-0920 for the Fund’s current 30-day yield.

Annual Total Returns – Class D Shares
(Years Ended December 31)

Best Quarter:      % –   qtr of
Worst Quarter:      % –   qtr of

After-tax returns are shown in the table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
as of December 31, 2008

	1 Year	5 Years	10 Years

Class A shares – Before Taxes[2]	%	%	%

Class B shares – Before Taxes[2]	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class D shares – Before Taxes	%	%	%

Class D shares – After Taxes on Distributions	%	%	%

Class D shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class R2 shares – Before Taxes[2]	%	%	%

Institutional Class shares – Before Taxes[2]	%	%	%

Merrill Lynch Government Master Index[4]	%	%	%

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.
2	Returns until the first offering of specific classes are based on the previous performance of various classes of the Fund as noted below. This performance is substantially similar to what the individual classes would have produced because all classes invest in the same portfolio of securities. Returns have been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Returns have not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.
Class B (introduced September 4, 2003): Performance is based on the Fund’s Class X shares (which are no longer offered by this Fund) through September 4, 2003.
Class C (introduced September 4, 2003): Performance is based on the Fund’s Class D shares through March 1, 2001 and the Fund’s Class Y shares (which are no longer offered by this Fund) from March 2, 2001 through September 4, 2003.
Class R2 (introduced October 1, 2003): Performance is based on the Fund’s Class D shares through October 1, 2003.
Institutional Class (introduced June 29, 2004): Performance is based on the Fund’s Class D shares through June 29, 2004. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.
3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.
4	The Merrill Lynch Government Master Index is an unmanaged index of U.S. government bonds that gives a broad look at how those types of bonds have performed. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

CORE FIXED INCOME SERIES ï 13

SECTION 1 NATIONWIDE GOVERNMENT BOND FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class A		Class B	Class C	Class D	Class R2	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	[2]	None	None	4.50% [2]	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	5.00% [4]	1.00% [5]	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[6]	2.00%		2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%	1.00%	None	0.50%	None

Other Expenses[7]

Total Annual Fund Operating Expenses

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of $100,000 or more of Class A and $50,000 or more of Class D shares is reduced or eliminated. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class:—Reduction and Waiver of Class A and Class D Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 0.75% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
6	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
7	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class D and Class R2 shares. For the year ended October 31, 2008, administrative services fees for Class A, Class D and Class R2 shares were %, % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

14 ï CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE GOVERNMENT BOND FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class D shares

Class R2 shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class D, Class R2 and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

CORE FIXED INCOME SERIES ï 15

SECTION 1 NATIONWIDE MONEY MARKET FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Principal Strategies

The Fund seeks to maintain a fixed net asset value of $1.00 per share by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations primarily include:

•	commercial paper and other fixed-income securities issued by U.S. and foreign corporations;
•	asset-backed securities comprised of commercial paper;

•	U.S. government securities and U.S. government agency securities;

•	obligations of foreign governments;
•	commercial paper issued by states and municipalities and
•	obligations of U.S. banks, foreign banks and U.S. branches of foreign banks.

All of the money market obligations held by the Fund must be denominated in U.S. dollars. The Fund’s money market securities also must be rated in one of the two highest short-term categories by any nationally recognized statistical rating organization or, if unrated, be of comparable quality.

The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity will be 90 days or less.

Because the Fund invests in short-term securities, the Fund’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

NFA has selected Nationwide Asset Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

The Board of Trustees of the Trust has approved the Fund’s participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Subject to certain conditions and limitations, in the event that the per share value of the Fund falls below $0.995 and the Fund liquidates its holdings, the Program will provide coverage to shareholders of record in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995 (commonly referred to as “breaking the buck”). A shareholder who redeems all of his or her shares in the Fund after September 19, 2008 may not be covered by the Program. Only shareholders who held shares on September 19, 2008 are eligible for protection under the Program.

The Program is funded from assets in the Exchange Stabilization Fund (the “ESF”). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program. Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed by the Program.

Participation in each period of the Program requires a payment to the U.S. Department of the Treasury in the amount of 0.015% based on the net asset value of the Fund as of September 19, 2008. This expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund. The Program currently runs through April 30, 2009, and the Secretary of the Treasury may extend the Program further through the close of business on September 18, 2009. If the Program is extended, the Board of Trustees of the Trust will consider whether the Fund should continue to participate.

You can contact the Fund at 1-800-848-0920 for more information regarding the Fund’s participation in the Program. Additional information about the Program and ongoing updates to questions about the Program can be found at http://www.ustreas.gov and http://www.ici.org.

16 ï CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE MONEY MARKET FUND SUMMARY AND PERFORMANCE (cont.)

Principal Risks

While the Fund seeks to preserve capital, there can be no guarantee that the Fund will meet its objective or be able to maintain a fixed net asset value of $1.00 per share; therefore, you could lose money.

There is no guarantee that the Fund will provide a certain level of income or that any such income will stay ahead of inflation. Investments in the Fund are not bank deposits and, except as specified herein, are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Other risks of investing in the Fund include:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a money market issuer may be unable to pay the interest or principal when due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s securities may be lowered, which could negatively affect the prices of the securities the Fund owns.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment risk – certain money market instruments will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Asset-backed securities risk – The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Asset-based securities may not have the benefit of any security interest in the related asset.

Share reduction risk – in order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.

Obligations of foreign governments – certain foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

CORE FIXED INCOME SERIES ï 17

SECTION 1 NATIONWIDE MONEY MARKET FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. All of the Fund’s then-outstanding shares were reclassified as Prime shares on January 4, 1999. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance is not necessarily indicative of how the Fund will perform in the future.

Please call 800-848-0920 for the Fund’s current 7-day yield.

Annual Total Returns – Prime Shares
(Years Ended December 31)

Best Quarter:      % –   qtr of
Worst Quarter:      % –   qtr of

Average annual total returns1
as of December 31, 2008

	1 Year	5 Years	10 Years

Prime shares	%	%	%

Service Class shares[2]	%	%	%

Institutional Class shares[2]	%	%	%

iMoneyNet First Tier Retail Index[3]	%	%	%

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	Returns until the first offering of Service Class shares (January 4, 1999) and Institutional Class shares (December 31, 2001) include the previous performance of the Fund’s Prime shares. This performance is substantially similar to what the individual classes would have produced because all classes invest in the same portfolio of securities. Performance has not been adjusted to reflect different expense levels, which if reflected would have resulted in lower performance for the Service Class shares.

3	The iMoneyNet First Tier Retail Index is an unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury securities, other U.S. government securities, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

18 ï CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE MONEY MARKET FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying shares of the Fund, depending on the share class you select. There are no sales charges to purchase or sell shares of the Nationwide Money Market Fund.

	Prime	Service Class		Institutional
Annual Fund Operating Expenses (expenses that are deducted from fund assets)	Shares	Shares		Class Shares

Management Fees (paid to have the Fund’s investments professionally managed)	0.40%	0.40%		0.40%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None	0.10%	[1]	None

Other Expenses[3]	%	%		%

Total Annual Fund Operating Expenses[4]	%	%		%

1	Pursuant to the Fund’s Rule 12b-1 Plan, Service Class shares are subject to a maximum 12b-1 fee of 0.15% of the average daily net assets of the Fund’s Service Class shares.
2	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Prime shares and Service Class shares. For the year ended October 31, 2008, administrative services fees for Prime shares and Service Class shares were % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
3	“Other Expenses” include payment by the Fund of an amount equal to 0.01% of the value of the Fund’s net assets as of September 19, 2008 to participate in the U.S. Department of Treasury’s Program.
4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.59% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including fees paid to the U.S. Department of Treasury in connection with its Program, any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative service fees were charged, “Total Annual Fund Operating Expenses” could increase to % for Service Class shares and % for Prime shares before the Adviser would be required to limit the Fund’s expenses. [Currently, all share classes are operating below the expense limit.]

CORE FIXED INCOME SERIES ï 19

SECTION 1 NATIONWIDE MONEY MARKET FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Prime shares	$	$	$	$

Service Class shares

Institutional Class shares

20 ï CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE SHORT DURATION BOND FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Principal Strategies

Under normal circumstances, the Fund invests primarily in U.S. government securities, U.S. government agency securities and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities and asset-backed securities, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis.

In choosing securities for the Fund, the subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and in the price relationships among various types of fixed-income securities. The subadviser may sell securities in order to buy others that it believes will better serve the objectives of the Fund.

The Fund is managed so that its duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value.

NFA has selected Morley Capital Management, Inc. as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is particularly high for high-yield bonds.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Prepayment, call and redemption risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Mortgage- and asset-backed securities risk – these securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit history, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-based securities may not have the benefit of any security interest in the related asset.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

CORE FIXED INCOME SERIES ï 21

SECTION 1 NATIONWIDE SHORT DURATION BOND FUND SUMMARY AND PERFORMANCE (cont.)

Performance

Prior to October 4, 2004, the Fund was invested in a combination of short- and intermediate-term fixed-income securities and wrap contracts issued by financial institutions intended to stabilize the Fund’s net asset value per share. Since that date, the Fund has ceased to use wrap contracts for that purpose. For the period between October 4, 2004 and December 6, 2004, the Fund concentrated its investments in short-term fixed-income instruments with less than 60 days to maturity. Beginning December 6, 2004, the Fund began to pursue its new investment objective and strategies as described herein and the Fund’s share price fluctuates daily.

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Please call 800-848-0920 for the Fund’s current 30-day yield.

Annual Total Returns – Class A Shares2
(Years Ended December 31)

Best Quarter:      % –   qtr of
Worst Quarter:      % –   qtr of

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
as of December 31, 2008

Since
Inception
	1 Year	5 Years	(Feb. 1, 1999)

Class A shares – Before Taxes[2]	%	%	%

Class A shares – After Taxes on Distributions[2]	%	%	%

Class A shares – After Taxes on Distributions and Sales of Shares[2]	%	%	%

Class C shares – Before Taxes[3]	%	%	%

Service Class shares – Before Taxes	%	%	%

Institutional Class shares – Before Taxes	%	%	%

Merrill Lynch 1-3 Year Treasury Index[4]	%	%	%[5]

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.
2	Returns until the first offering of Class A shares (July 16, 2003) include the previous performance of the Fund’s IRA Class shares, which are no longer offered by the Fund. This performance is substantially similar to what Class A shares would have produced because both classes invested in the same portfolio of securities and had the same expenses after any fee waiver or reimbursements. Class A returns have been restated for the applicable sales charges.
3	Returns until the first offering of Class C shares (February 28, 2005) are based on the previous performance of Class A shares. Excluding the effects of any fee waivers or reimbursements, this performance is substantially similar to what Class C shares would have produced because both classes invest in the same portfolio of securities. Returns for Class C shares have been adjusted to eliminate sales charges that do not apply to that class but have not been adjusted to reflect any lower expenses.
4	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks short-term U.S. Treasury notes and bonds with maturities of one to three years. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.
5	The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since January 31, 1999.

22 ï CORE FIXED INCOME SERIES

SECTION 1 NATIONWIDE SHORT DURATION BOND FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class A		Class C		Service Class	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares		Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	2.25%	[2]	None		None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	0.75%	[4]	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[5]	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.35%		0.35%		0.35%	0.35%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		0.75%		0.25%	None

Other Expenses[6]

Total Annual Fund Operating Expenses

Amount of Fee Waiver/ Expense Reimbursement[7]

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $100,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A and Class D Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 0.35% will apply to redemptions of Class A shares if purchased without sales charge and for which a finders fee was paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC of 0.75% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
5	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
6	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Service Class shares. For the year ended October 31, 2008, administrative services fees for Class A and Service Class shares were % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.55% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative service fees were charged, “Total Annual Fund Operating Expenses (after Waivers/Reimbursements)” could increase to % for Class A shares and % for Service Class shares before the Adviser would be required to limit the Fund’s expenses.

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SECTION 1 NATIONWIDE SHORT DURATION BOND FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class C shares

Service Class shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class C shares	$	$	$	$

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

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SECTION 1 FUND MANAGEMENT

Investment Adviser

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds’ assets and supervises the daily business affairs of each Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

Subadvisers

Subject to the supervision of NFA and the Board of Trustees, a subadviser may manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives.

NATIONWIDE ASSET MANAGEMENT, LLC (“NWAM”): is the subadviser for the Nationwide Bond Fund, Nationwide Government Bond Fund and Nationwide Money Market Fund. NWAM is located at One Nationwide Plaza, Columbus, Ohio 43215. NWAM is a wholly-owned subsidiary of Nationwide Mutual Insurance Company (“Nationwide Mutual”) and is an affiliate of the Adviser.

MORLEY CAPITAL MANAGEMENT, INC. (“MORLEY”): is subadviser to the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund. Morley is located at 1300 S.W. 5th Avenue, Suite 3300, Portland, Oregon 97201. Morley is a wholly-owned subsidiary of Morley Financial Services, Inc., a firm specializing in stable value and fixed income fund management which was founded in 1982 and began managing its first discretionary account in February 1984.

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be available in the Funds’ semiannual report to shareholders, which will cover the period ending April 30, 2009.

Management Fees

Each Fund pays NFA a management fee based on the Fund’s average daily net assets. The Adviser pays each subadviser (where applicable) from the management fee it receives. The total management fees paid by each Fund for the fiscal year ended October 31, 2008, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, were as follows:

Fund	Actual Management Fee Paid

Nationwide Bond Fund

Nationwide Enhanced Income Fund

Nationwide Government Bond Fund

Nationwide Money Market Fund

Nationwide Short Duration Bond Fund

Portfolio Management

Nationwide Bond Fund

Gary S. Davis, CFA and Mabel C. Brown, CFA, CPA are portfolio co-managers of the Nationwide Bond Fund and are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

Mr. Davis joined Nationwide Mutual, the parent company of NWAM, in 1998 as a senior portfolio manager and is currently a Senior Investment Professional. He manages and co-manages with Ms. Brown other institutional fixed-income accounts for Nationwide Mutual.

Ms. Brown joined Nationwide Mutual, the parent company of NWAM, in 1998 as a senior investment analyst and is currently a Senior Investment Professional. She also co-manages with Mr. Davis other institutional fixed-income accounts for Nationwide Mutual.

Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund

Perpetua M. Phillips, vice president and senior portfolio manager, and Paul Rocheleau, portfolio manager, are responsible for the day-to-day management of the Funds, including the selection of the Funds’ investments.

Ms. Phillips joined Morley in 1999. She has over 20 years of experience in finance and investments, including portfolio management of indexed and total return portfolios and fixed-income research and analysis.

Mr. Rocheleau joined Morley in 2006. Prior to that, he was a portfolio manager at Crabbe Huson Group and its successor, Columbia Asset Management, from 1992 to 2003. Mr. Rocheleau earned a bachelor’s degree in economics from the University of Vermont.

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SECTION 1 FUND MANAGEMENT (cont.)

Nationwide Government Bond Fund

Gary R. Hunt, CFA, is co-manager with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Hunt has either managed or co-managed the Nationwide Government Bond Fund and its predecessor funds since March 1997. He joined Nationwide Insurance, an affiliate of the Adviser, in 1992 as a securities analyst. He is currently a Senior Investment Professional and manages the U.S. Treasury, Agency and Agency Mortgage-Backed sectors for Nationwide Insurance.

David A. Magan, CFA, is co-manager with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Magan joined Nationwide Insurance in July 2005. Previously, he was a Senior Investment Analyst at Public Employees Retirement System of Ohio (2001-2005). He is currently a Senior Investment Professional and manages the Agency Mortgage-Backed sector for Nationwide Insurance.

Srinath Sampath, CFA, ASA, is co-manager with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Sampath joined Nationwide Insurance in 1996 as an Actuarial Analyst, becoming an Investment Analyst in 2000. He is currently a Senior Investment Professional and manages the Asset-Backed and Non-Agency Mortgage-Backed sectors for Nationwide Insurance.

Nationwide Money Market Fund

Dan Blevins, CFA, is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Blevins joined Nationwide Insurance, an affiliate of the Adviser, in 1996 and now serves as an Investment Professional. While at Nationwide Insurance, Mr. Blevins has worked as an accountant and in the investment research department. He has managed short-term portfolios for the past seven years.

Additional Information about the Portfolio Managers

The Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS

Choosing A Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you;
•	how long you expect to own your shares;
•	how much you intend to invest;
•	total costs and expenses associated with a particular share class and
•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Nationwide Funds offer several different share classes each with different price and cost features. The table to the right and on the next page compares Class A, Class C and Prime shares, which are available to all investors, and Class B and Class D shares which are available only to certain investors.

Class R2, Service Class, Institutional Service Class and Institutional Class shares also are available only to certain investors. For eligible investors these share classes may be more suitable than Class A, Class B, Class C, Class D or Prime shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class D, Class B, Class C and Prime Shares

Classes and Charges	Points to Consider

Class A Shares and
Class D Shares
Front-end sales charge up to 4.25% for Class A shares and 4.50% for Class D shares. (2.25% for Nationwide	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.
Enhanced Income Fund and Nationwide Short Duration Bond Fund)	Reduction and waivers of sales charges may be available.
Contingent deferred sales charge (CDSC)[1] (Class A shares only)	Total annual operating expenses are lower than Class B and Class C expenses which means higher dividends and/or net asset value (“NAV”) per share.
Annual service and/or 12b-1 fee of 0.25% (Class A shares only)	No conversion feature.
Administrative services fee of up to 0.25%	No maximum investment amount.

Class B Shares (closed to new investors)
CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines 1% in most years to zero after six years.
Annual service and/or 12b-1 fee of 1.00%
No administrative services fee	Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.
Maximum investment amount of $100,000 Larger investments may be rejected.

Class C Shares
CDSC of 1.00% (0.75% for Nationwide Short Duration Bond Fund)	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.
The CDSC declines to zero after one year.
Annual service and/or 12b-1 fee of 1.00% (0.75% for Nationwide Short Duration Bond Fund)	Total annual operating expenses are higher than Class A charges which means lower dividends and/or NAV per share.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Classes and Charges	Points to Consider

No conversion feature.
No administrative services fee	Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.
Prime Shares (Nationwide Money Market Fund)
No annual service and/or 12b-1 fee	No front-end sales charge means your full investment immediately goes toward buying shares.
Administrative services fee of up to 0.25%	No maximum investment amount.

1	A CDSC of up to 0.75% for the Nationwide Bond Fund and the Nationwide Government Bond Fund; and 0.35% for the Nationwide Enhanced Income Fund and the Nationwide Short Duration Bond Fund will be charged on Class A shares redeemed within 18 months of purchase (or two years in the case of the Nationwide Enhanced Income Fund and the Nationwide Short Duration Bond Fund) if you paid no sales charge on the original purchase and a finders fee was paid.

2	This limit was calculated based on a one-year holding period.

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-End Sales Charges For Class A Shares for Nationwide Bond Fund and Nationwide Government Bond Fund

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
Amount of	Offering	Invested	Percentage of
Purchase	Price	(approximately)	Offering Price

Less than $100,000	4.25%	4.44%	3.75%

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None	*

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Front-end Sales Charges for Class A Shares for Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
Amount of	Offering	Invested	Percentage of
Purchase	Price	(approximately)	Offering Price

Less than $100,000	2.25%	2.30%	2.00%

$100,000 to $499,999	1.75	1.78	1.50

$500,000 to $999,999	1.50	1.52	1.25

$1 million or more	None	None	None	*

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Class D Shares

Class D shares are available to the following:

•	Investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Nationwide Mutual Funds in May 1998, as long as they purchase the Class D shares through the same account in the same capacity and
•	Persons eligible to purchase Class D shares without a sales charge as described below and in the SAI.

Front-End Sales Charges for Class D Shares

		Sales Charge
		as a percentage	Dealer
		of Net Amount	Commission as
Amount of	Offering	Invested	Percentage of
Purchase	Price	(approximately)	Offering Price

Less than $50,000	4.50%	4.71%	4.00%

$50,000 to $99,999	4.00	4.17	3.50

$100,000 to $249,999	3.00	3.09	2.50

$250,000 to $499,999	2.50	2.56	1.75

$500,000 to $999,999	2.00	2.04	1.25

$1 million or more	None	None	None

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Reduction and Waiver of Class A and Class D Sales Charges

If you qualify for a reduction or waiver of Class A or Class D sales charges, you must notify the Funds’ transfer agent your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Funds’ transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21).You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A and Class D Sales Charges “and “Waiver of Class A and Class D Sales Charges “below and “Reduction of Class A and Class D Sales Charges “and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.nationwidefunds.com/invest/salesinformation.

Reduction of Class A and Class D Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A and Class D shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.
•	Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•	Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
•	Share repurchase privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•	Letter of intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A, Class B and Class C shares with your purchase of Class D shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A and Class D Sales Charges

Front-end sales charges on Class A and Class D shares are waived for the following purchasers:

•	investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund Distributors LLC (the “Distributor”) to waive sales charges. (Class A shares only);
•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor. (Class A shares only);
•	any investor who pays for shares with proceeds from redemptions of Nationwide Fund Class D shares;
•	retirement plans (Class A shares only);

•	investment advisory clients of the Adviser’s affiliates;

•	directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time and

•	former holders of IRA Class shares (Class A shares of Nationwide Short Duration Bond Fund only).

The SAI lists other investors eligible for sales charge waivers.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Purchasing Class A Shares Without A Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase (24 months for Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund). The CDSC covers the finders fee paid to the selling dealer. The Class A CDSC will not exceed the aggregate amount of the finder’s fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Nationwide Funds you made that were subject to the Class A CDSC.

The CDSC also does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason;
•	a finders fee was paid or
•	to shares acquired through reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares

	$1 million	$4 million	$25 million
Amount of Purchase	to $3,999,999	to $24,999,999	or more

Amount of CDSC on Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund if redeemed within 24 months of initial purchase	0.35%	0.25%	0.15%

Amount of CDSC on other Funds if redeemed within 18 months of purchase	0.75%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges — Class A, Class B and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Funds is described above; however, the CDSCs for Class A shares of other Nationwide Funds may be different and are described in their respective prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:

•	the redemption of Class A, Class B or Class C shares purchased through reinvested dividends or distributions;
•	Class B shares which are qualifying redemptions of Class B shares under the Automatic Withdrawal Program;
•	Class A, Class B or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
•	mandatory withdrawals of Class A, Class B or Class C shares from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts and
•	redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Funds or the Distributor.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent your financial adviser or intermediary at the time of purchase and must also provide any required evidence showing that you qualify. For more complete information, see the SAI.

Class B Shares

Class B shares are offered only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares.

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

waiver).The amount of the CDSC decreases as shown in the following table:

							7 years
Sale within	1 year	2 years	3 years	4 years	5 years	6 Years	or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B Shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the Class B shares converted; however, the total dollar value is the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC of 1% (0.75% for Class C shares of the Nationwide Short Duration Bond Fund).

For both Class B and Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A, Class B and Class C Shares” for a list of situations where a CDSC is not charged.

Share Classes Available Only to Institutional Accounts

The Funds offer Class R2, Service Class, Institutional Service Class and Institutional Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires;
•	the total expenses of the share class and
•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Class R2 Shares (formerly, Class R shares)

Class R2 shares are available to retirement plans including:

•	401(k) plans;
•	457 plans;
•	403(b) plans;
•	profit sharing and money purchase pension plans;
•	defined benefit plans;
•	non-qualified deferred compensation plans and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R2 shares.

The above-referenced plans are generally small and mid-sized retirement plans having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R2 shares are not available to:

•	institutional non-retirement accounts;
•	traditional and Roth IRAs;
•	Coverdell Education Savings Accounts;
•	SEPs and SAR-SEPs;
•	SIMPLE IRAs;
•	one-person Keogh plans;
•	individual 403(b) plans or
•	529 Plan accounts.

Institutional Service Class and Service Class Shares

Institutional Service Class and Service Class shares are available for purchase only by the following:

•	retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals whose adviser is compensated by the Funds for providing services or

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;
•	retirement plans for which no third-party administrator receives compensation from the Funds;
•	institutional advisory accounts of the Adviser’s affiliates, those accounts which have client relationships with an affiliate of the Adviser, their affiliates and their corporate sponsors and subsidiaries; and related retirement plans;
•	rollover individual retirement accounts from such institutional advisory accounts;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where advisers derive compensation for advisory services exclusively from clients or
•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Services Fees

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, Class R2 and Service Class shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or shareholder servicing fees. These fees are paid to the Distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Class D, Institutional Service Class, Institutional Class and Prime shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C, Class R2 and Service Class shares (Nationwide Money Market Fund only) pay the Distributor annual amounts not exceeding the following:

Class	as a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00%* (0.25% service fee)

Class R2 shares	0.50% (0.25% of which may be either a distribution or service fee)

Service Class shares (Money Market Fund only)	0.15% (distribution or service fee)

Service Class shares (Short Duration Bond Fund only)	0.25% (distribution or service fee)

*	0.75% for Nationwide Short Duration Bond Fund

Administrative Services Fees

Class A, Class D, Class R2, Institutional Service Class, Service Class and Prime shares of the Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. (These fees are in addition to Rule 12b-1 fees for Class A, Class R2 and Service Class shares as described above.) These fees are paid by the Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class D, Class R2, Service Class and Prime shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund’s Class A, Class D, Institutional Service Class, Service Class and Prime share assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or its affiliates (collectively, “Nationwide Funds Group “or “NFG”) often makes payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as “revenue sharing payments. “The existence or level of such payments may be based on factors that include, without limitation, differing

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levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

•	the Distributor and other affiliates of the Adviser;
•	broker-dealers;
•	financial institutions and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

Contacting Nationwide Funds

Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions;
•	hear fund price information and
•	obtain mailing and wiring instructions.

Internet Go to www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses;
•	obtain information on the Nationwide Funds;
•	access your account information and
•	request transactions, including purchases, redemptions and exchanges.

By Regular Mail Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

By Fax 614-428-3278.

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Fund Transactions—Class A, Class D, Class B and Class C Shares

All transaction orders must be received by the Funds’ transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV.

How to Buy Shares Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the offering of shares at any time.
How to Exchange* or Sell** Shares
* Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.

By mail. Complete an application and send with a check made payable to: Nationwide Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 800-848-0920.

Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.

The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. ( The authorization will be in effect unless you give the Funds written notice of its termination.)

• if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• your bank may charge a fee to wire funds.
• the wire must be received by 4:00 p.m. in order to receive the current day’s NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Fund written notice of its termination.)

• your proceeds typically will be wired to your bank on the next business day after your order has been processed.
• Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
• your financial institution may also charge a fee for receiving the wire.
• funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Nationwide Funds’ account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Nationwide Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open and

•	generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent, plus any applicable sales charge.

Fair Valuation

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of the last quoted bid price. Where such bid prices are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which the Fund may invest may trade on days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Valuation Procedures.

The Nationwide Money Market Fund’s securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

In-Kind Purchases

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

Minimum Investments

Class A, Class B*, Class C, Class D and Prime Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)
To start an Automatic Asset
Accumulation Plan	$1,000
Additional Investments
(Automatic Asset Accumulation Plan)	$50

Class R2 Shares
To open an account	No Minimum
Additional investments	No Minimum

Institutional Service Class and Service Class Shares
To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives) , or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

* Class B shares are closed to new investors.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

•	name;
•	date of birth (for individuals);
•	residential or business street address (although post office boxes are still permitted for mailing) and
•	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Accounts with Low Balances

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.

•	If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. For Prime Shares of Nationwide Money Market Fund, if the average monthly value of your account falls below $250, you are generally subject to a $2 monthly fee. Shares from your account are redeemed each quarter/month to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the low-balance fee.

•	Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

brings the value of your account below the minimum. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

Exchanging Shares

You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

•	both accounts have the same registration;
•	your first purchase in the new fund meets its minimum investment requirement and
•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of Class D, Class B, Class C, Class R2, Service Class, Institutional Service Class or Institutional Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Nationwide Money Market Fund).

Exchanges into Nationwide Money Market Fund

You may exchange between Class A, Class D, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class D, Class B or Class C shares of another Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

Automatic Withdrawal Program

You may elect to automatically redeem shares in Class A, Class D, Class B, Class C and Prime shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC. If you own Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information about the waiver of the CDSC for Class B shares is located in the SAI.

Selling Shares

You can sell, or in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the redemption.

You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading is restricted or
•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, a Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or
•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

months, the Funds reserve the right to reinvest the check proceeds and future distributions in the shares of the particular Fund at the Fund’s then-current NAV until you give the Funds different instructions.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds’ ability to make a redemption-in-kind, see the SAI.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for redemptions of shares of the Funds in any of the following instances:

•	your account address has changed within the last 15 calendar days;
•	the redemption check is made payable to anyone other than the registered shareholder;
•	the proceeds are mailed to any address other than the address of record or
•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

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Excessive or Short-Term Trading

The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or sales and repurchases of Nationwide Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the Adviser and/or subadvisers and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

•	restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•	reject transactions that violate the Fund’s excessive trading policies or its exchange limits.

Each Fund also has implemented redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:

•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and
•	redemption and exchange fees are imposed on certain Nationwide Funds. These Nationwide Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you exchange your Fund shares into another Nationwide Fund. The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 2, Investing with Nationwide Funds: Fair Valuation.

Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through certain intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Nationwide Funds impose exchange and redemption fees on shares held in certain types of accounts. If you redeem or exchange your shares in such an account within a designated holding period, the redemption fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed first. If you exchange assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

•	shares redeemed or exchanged under regularly scheduled withdrawal plans;
•	shares purchased through reinvested dividends or capital gains;
•	shares redeemed (or exchanged into the Nationwide Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability and subsequent redemption must have occurred during the period the fee applied;
•	shares redeemed in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts;
•	shares redeemed or exchanged from retirement accounts within 30 days of an automatic payroll deduction or

•	shares redeemed or exchanged by any fund of funds that is affiliated with a Fund.

With respect to shares redeemed or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 calendar days of an automatic payroll deduction, you must inform the Funds’ transfer agent or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception. Redemption and exchange fees will be assessed unless or until the Funds are notified that an account is exempt.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;
•	qualified retirement plan accounts;
•	omnibus accounts where there is no capability to impose a redemption fee on underlying customers’ accounts and
•	intermediaries that do not or cannot report sufficient information to impose a redemption fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

The following Nationwide Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged if you have held the shares of the fund for less than the minimum holding period listed below:

		Minimum
	Exchange/	Holding Period
Fund	Redemption Fee	(calendar days)

Nationwide International Value Fund	2.00%	90

Nationwide U.S. Small Cap Value Fund	2.00%	90

Nationwide Value Opportunities Fund	2.00%	90

Nationwide Fund	2.00%	30

Nationwide Growth Fund	2.00%	30

Nationwide Large Cap Value Fund	2.00%	30

Nationwide Value Fund	2.00%	30

Nationwide Bond Fund	2.00%	7

Nationwide Bond Index Fund	2.00%	7

Nationwide Government Bond Fund	2.00%	7

Nationwide International Index Fund	2.00%	7

Nationwide Mid Cap Market Index Fund	2.00%	7

Nationwide Short Duration Bond Fund	2.00%	7

Nationwide S&P 500 Index Fund	2.00%	7

Nationwide Small Cap Index Fund	2.00%	7

40 ï CORE FIXED INCOME SERIES

SECTION 3 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Nationwide Money Market Fund expects to declare daily and distribute net investment income, if any, to shareholders as dividends monthly. The Nationwide Bond, Nationwide Government Bond, Nationwide Tax-Free Income, Nationwide Enhanced Income and Nationwide Short Duration Bond Funds expect to declare and distribute net investment income, if any, to shareholders as dividends monthly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;
•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
•	for individuals, none of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates because the income of the Funds is primarily derived from investments earning interest rather than divided income;
•	for corporate shareholders, none of income dividends paid may be eligible for the corporate dividend-received deduction because the income of the Funds is primarily derived from investments earning interest rather than divided income, and
•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099- DIV, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 0% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

CORE FIXED INCOME SERIES ï 41

SECTION 3 DISTRIBUTIONS AND TAXES (cont.)

Other Tax Jurisdictions

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by a Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after October 31, 2008, unless such exemptions are extended or made permanent.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding and (3) you are a U.S. person (including a U.S. resident alien).You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

42 ï CORE FIXED INCOME SERIES

SECTION 4 MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise subadvisory agreements with non-affiliated subadvisers with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

The Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;

•	monitoring subadviser performance, including ongoing analysis and periodic consultations;

•	communicating performance expectations and evaluations to the subadvisers; and

•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

CORE FIXED INCOME SERIES ï 43

SECTION 5 NATIONWIDE BOND FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years ended October 31, or if a Fund or a class has not been in operation for the past five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by          , whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of
			Net									Ratio of	Investment
			Realized								Ratio	Expenses	Income
			and								of Net	(Prior to	(Prior to
	Net Asset		Unrealized						Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Gains	Total from	Net		Net Asset		at End of	Expenses	Income to	ments) to	ments) to
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$9.67	0.43	0.08	0.51	(0.43)	(0.43)	$9.75	5.37%	$10,669	1.04%	4.38%	(f)	(f)	17.20%
Year Ended October 31, 2005	$9.75	0.40	(0.22)	0.18	(0.40)	(0.40)	$9.53	1.87%	$10,212	1.10%	4.15%	(f)	(f)	34.08%
Year Ended October 31, 2006	$9.53	0.44	0.04	0.48	(0.43)	(0.43)	$9.58	5.22%	$11,434	1.08%	4.76%	1.08%	4.76%	36.06%
Year Ended October 31, 2007	$9.58	0.47	(0.07)	0.40	(0.46)	(0.46)	$9.52	4.23%	$12,178	1.07%	4.89%	1.08%	4.88%	39.35%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$9.67	0.36	0.08	0.44	(0.36)	(0.36)	$9.75	4.66%	$102	1.72%	3.64%	(f)	(f)	17.20%
Year Ended October 31, 2005	$9.75	0.34	(0.22)	0.12	(0.34)	(0.34)	$9.53	1.18%	$223	1.78%	3.46%	(f)	(f)	34.08%
Year Ended October 31, 2006	$9.53	0.39	0.02	0.41	(0.37)	(0.37)	$9.57	4.41%	$268	1.75%	4.12%	1.75%	4.12%	36.06%
Year Ended October 31, 2007	$9.57	0.40	(0.06)	0.34	(0.39)	(0.39)	$9.52	3.67%	$371	1.72%	4.24%	1.73%	4.24%	39.35%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$9.68	0.36	0.08	0.44	(0.36)	(0.36)	$9.76	4.63%	$182	1.72%	3.48%	(f)	(f)	17.20%
Year Ended October 31, 2005	$9.76	0.34	(0.22)	0.12	(0.34)	(0.34)	$9.54	1.18%	$696	1.78%	3.45%	(f)	(f)	34.08%
Year Ended October 31, 2006	$9.54	0.39	0.02	0.41	(0.37)	(0.37)	$9.58	4.40%	$1,306	1.74%	4.15%	1.74%	4.15%	36.06%
Year Ended October 31, 2007	$9.58	0.40	(0.06)	0.34	(0.39)	(0.39)	$9.53	3.66%	$1,430	1.72%	4.24%	1.73%	4.24%	39.35%
Year Ended October 31, 2008

Class D Shares
Year Ended October 31, 2004	$9.68	0.45	0.09	0.54	(0.45)	(0.45)	$9.77	5.75%	$112,631	0.78%	4.64%	(f)	(f)	17.20%
Year Ended October 31, 2005	$9.77	0.43	(0.22)	0.21	(0.43)	(0.43)	$9.55	2.15%	$99,133	0.83%	4.41%	(f)	(f)	34.08%
Year Ended October 31, 2006	$9.55	0.48	0.02	0.50	(0.46)	(0.46)	$9.59	5.39%	$83,878	0.80%	5.00%	0.80%	5.00%	36.06%
Year Ended October 31, 2007	$9.59	0.49	(0.07)	0.42	(0.48)	(0.48)	$9.53	4.54%	$75,009	0.77%	5.17%	0.77%	5.17%	39.35%
Year Ended October 31, 2008

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	There were no fee reductions during the period.

44 ï CORE FIXED INCOME SERIES

SECTION 5 NATIONWIDE BOND FUND FINANCIAL HIGHLIGHTS (cont.)

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of
			Net									Ratio of	Investment
			Realized								Ratio	Expenses	Income
			and								of Net	(Prior to	(Prior to
	Net Asset		Unrealized						Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Gains	Total from	Net		Net Asset		at End of	Expenses to	Income to	ments) to	ments) to
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000s)	Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class R2 Shares
Year Ended October 31, 2004	$9.68	0.39	0.09	0.48	(0.39)	(0.39)	$9.77	5.06%	$1	1.37%	3.99%	(f)	(f)	17.20%
Year Ended October 31, 2005	$9.77	0.40	(0.22)	0.18	(0.40)	(0.40)	$9.55	1.81%	$1	1.14%	4.08%	(f)	(f)	34.08%
Year Ended October 31, 2006	$9.55	0.42	0.03	0.45	(0.41)	(0.41)	$9.59	4.88%	$1	1.30%	4.53%	1.30%	4.53%	36.06%
Year Ended October 31, 2007	$9.59	0.42	(0.06)	0.36	(0.42)	(0.42)	$9.53	3.88%	$1	1.44%	4.51%	1.44%	4.51%	39.35%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2004 (g)	$9.50	0.15	0.26	0.41	(0.15)	(0.15)	$9.76	4.32%	$260	0.73%	4.51%	(f)	(f)	17.20%
Year Ended October 31, 2005	$9.76	0.43	(0.21)	0.22	(0.43)	(0.43)	$9.55	2.30%	$4,641	0.78%	4.47%	(f)	(f)	34.08%
Year Ended October 31, 2006	$9.55	0.47	0.03	0.50	(0.46)	(0.46)	$9.59	5.45%	$12,233	0.74%	5.17%	0.74%	5.17%	36.06%
Year Ended October 31, 2007 (h)
Year Ended October 31, 2008

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	There were no fee reductions during the period.

(g)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

(h)	No Institutional Class shares were outstanding as of October 31, 2007.

CORE FIXED INCOME SERIES ï 45

SECTION 5 NATIONWIDE ENHANCED INCOME FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
			Net									Ratio of	Investment
			Realized								Ratio	Expenses	Income
			and								of Net	(Prior to	(Prior to
	Net Asset		Unrealized						Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Gains	Total from	Net		Net Asset		at End of	Expenses	Income to	ments) to	ments) to
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$9.26	0.16	(0.09)	0.07	(0.17)	(0.17)	$9.16	0.73%	$1,575	0.80%	1.74%	0.85%	1.69%	51.59%
Year Ended October 31, 2005	$9.16	0.22	(0.07)	0.15	(0.23)	(0.23)	$9.08	1.66%	$1,242	0.80%	2.36%	0.85%	2.31%	60.80%
Year Ended October 31, 2006	$9.08	0.32	0.05	0.37	(0.32)	(0.32)	$9.13	4.15%	$1,570	0.72%	3.51%	0.76%	3.47%	77.44%
Year Ended October 31, 2007	$9.13	0.40	0.03	0.43	(0.38)	(0.38)	$9.18	4.75%	$1,390	0.75%	4.28%	0.81%	4.22%	55.72%
Year Ended October 31, 2008

Class R2 Shares
Year Ended October 31, 2004	$9.27	0.13	(0.09)	0.04	(0.14)	(0.14)	$9.17	0.48%	$1	1.00%	1.49%	1.00%	1.49%	51.59%
Year Ended October 31, 2005	$9.17	0.22	(0.07)	0.15	(0.23)	(0.23)	$9.09	1.70%	$1	0.72%	2.42%	0.72%	2.42%	60.80%
Year Ended October 31, 2006	$9.09	0.32	0.05	0.37	(0.32)	(0.32)	$9.14	4.12%	$1	0.74%	3.50%	0.74%	3.50%	77.44%
Year Ended October 31, 2007	$9.14	0.37	0.03	0.40	(0.35)	(0.35)	$9.19	4.44%	$1	0.99%	3.99%	1.00%	3.98%	55.72%
Year Ended October 31, 2008

Institutional Service Class Shares
Year Ended October 31, 2004	$9.27	0.17	(0.09)	0.08	(0.18)	(0.18)	$9.17	0.82%	$7,476	0.70%	1.84%	0.75%	1.79%	51.59%
Year Ended October 31, 2005	$9.17	0.23	(0.07)	0.16	(0.24)	(0.24)	$9.09	1.77%	$5,661	0.70%	2.47%	0.75%	2.42%	60.80%
Year Ended October 31, 2006 (f)	$9.09	0.32	0.05	0.37	(0.32)	(0.32)	$9.14	4.17%	$12	0.70%	3.47%	0.73%	3.44%	77.44%
Year Ended October 31, 2007	$9.14	0.47	(0.03)	0.44	(0.39)	(0.39)	$9.19	4.91%	$13	0.66%	6.16%	0.74%	6.08%	55.72%
Year Ended October 31, 2008

Institutional Class Shares
Year Ended October 31, 2004	$9.26	0.19	(0.08)	0.11	(0.20)	(0.20)	$9.17	1.07%	$299,898	0.45%	2.05%	0.50%	2.00%	51.59%
Year Ended October 31, 2005	$9.17	0.25	(0.07)	0.18	(0.26)	(0.26)	$9.09	2.13%	$452,749	0.45%	2.76%	0.50%	2.71%	60.80%
Year Ended October 31, 2006	$9.09	0.34	0.04	0.38	(0.34)	(0.34)	$9.13	4.31%	$437,052	0.45%	3.79%	0.49%	3.75%	77.44%
Year Ended October 31, 2007	$9.13	0.42	0.03	0.45	(0.40)	(0.40)	$9.18	5.04%	$163,386	0.45%	4.49%	0.49%	4.45%	55.72%
Year Ended October 31, 2008

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	Net investment income (loss) is based on average shares outstanding during the period.

46 ï CORE FIXED INCOME SERIES

SECTION 5 NATIONWIDE GOVERNMENT BOND FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of
			Net										Ratio of	Investment
			Realized									Ratio	Expenses	Income
			and									of Net	(Prior to	(Prior to
	Net Asset		Unrealized							Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	Income to	ments) to	ments) to
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$10.61	0.35	0.03	0.38	(0.36)	(0.26)	(0.62)	$10.37	3.68%	$55,481	1.07%	3.37%	(f)	(f)	110.72%
Year Ended October 31, 2005	$10.37	0.35	(0.20)	0.15	(0.35)	—	(0.35)	$10.17	1.46%	$54,166	1.10%	3.41%	(f)	(f)	117.67%
Year Ended October 31, 2006	$10.17	0.40	0.02	0.42	(0.39)	(0.01)	(0.40)	$10.19	4.25%	$31,586	1.09%	3.95%	1.09%	3.95%	150.10%
Year Ended October 31, 2007	$10.19	0.41	0.09	0.50	(0.42)	—	(0.42)	$10.27	5.01%	$31,195	1.10%	4.09%	1.10%	4.09%	90.18%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$10.61	0.28	0.03	0.31	(0.29)	(0.26)	(0.55)	$10.37	3.04%	$170	1.69%	2.75%	(f)	(f)	110.72%
Year Ended October 31, 2005	$10.37	0.29	(0.20)	0.09	(0.29)	—	(0.29)	$10.17	0.85%	$152	1.71%	2.79%	(f)	(f)	117.67%
Year Ended October 31, 2006	$10.17	0.34	0.02	0.36	(0.33)	(0.01)	(0.34)	$10.19	3.61%	$361	1.69%	3.42%	1.69%	3.42%	150.10%
Year Ended October 31, 2007	$10.19	0.35	0.09	0.44	(0.36)	—	(0.36)	$10.27	4.39%	$417	1.71%	3.48%	1.71%	3.48%	90.18%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$10.61	0.28	0.03	0.31	(0.29)	(0.26)	(0.55)	$10.37	3.03%	$296	1.69%	2.75%	(f)	(f)	110.72%
Year Ended October 31, 2005	$10.37	0.29	(0.21)	0.08	(0.29)	—	(0.29)	$10.16	0.75%	$331	1.71%	2.80%	(f)	(f)	117.67%
Year Ended October 31, 2006	$10.16	0.34	0.03	0.37	(0.33)	(0.01)	(0.34)	$10.19	3.69%	$2,645	1.69%	3.45%	1.69%	3.45%	150.10%
Year Ended October 31, 2007	$10.19	0.36	0.07	0.43	(0.36)	—	(0.36)	$10.26	4.29%	$1,513	1.70%	3.46%	1.71%	3.46%	90.18%
Year Ended October 31, 2008

Class D Shares
Year Ended October 31, 2004	$10.62	0.38	0.02	0.40	(0.39)	(0.26)	(0.65)	$10.37	3.87%	$121,325	0.78%	3.66%	(f)	(f)	110.72%
Year Ended October 31, 2005	$10.37	0.38	(0.20)	0.18	(0.38)	—	(0.38)	$10.17	1.76%	$105,987	0.81%	3.70%	(f)	(f)	117.67%
Year Ended October 31, 2006	$10.17	0.43	0.02	0.45	(0.42)	(0.01)	(0.43)	$10.19	4.55%	$92,547	0.79%	4.24%	0.79%	4.24%	150.10%
Year Ended October 31, 2007	$10.19	0.44	0.09	0.53	(0.45)	—	(0.45)	$10.27	5.30%	$84,532	0.81%	4.37%	0.81%	4.37%	90.18%
Year Ended October 31, 2008

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	There were no fee reductions during the period.

CORE FIXED INCOME SERIES ï 47

SECTION 5 NATIONWIDE GOVERNMENT BOND FUND FINANCIAL HIGHLIGHTS (cont.)

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of
			Net										Ratio of	Investment
			Realized									Ratio	Expenses	Income
			and									of Net	(Prior to	(Prior to
	Net Asset		Unrealized							Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	Income to	ments) to	ments) to
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class R2 Shares
Year Ended October 31, 2004	$10.62	0.32	0.03	0.35	(0.33)	(0.26)	(0.59)	$10.38	3.41%	$1	1.37%	3.12%	(f)	(f)	110.72%
Year Ended October 31, 2005	$10.38	0.35	(0.21)	0.14	(0.35)	—	(0.35)	$10.17	1.34%	$1	1.06%	3.39%	(f)	(f)	117.67%
Year Ended October 31, 2006	$10.17	0.40	0.03	0.43	(0.39)	(0.01)	(0.40)	$10.20	4.35%	$1	1.08%	3.96%	1.08%	3.96%	150.10%
Year Ended October 31, 2007	$10.20	0.38	0.09	0.47	(0.39)	—	(0.39)	$10.28	4.70%	$2	1.35%	3.82%	1.35%	3.82%	90.18%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2004 (g)	$10.11	0.12	0.28	0.40	(0.13)	—	(0.13)	$10.38	4.00%	$14	0.69%	3.66%	(f)	(f)	110.72%
Year Ended October 31, 2005 (h)	$10.38	0.39	(0.21)	0.18	(0.39)	—	(0.39)	$10.17	1.72%	$1	0.72%	3.85%	(f)	(f)	117.67%
Year Ended October 31, 2006	$10.17	0.44	0.02	0.46	(0.43)	(0.01)	(0.44)	$10.19	4.68%	$1	0.72%	4.38%	0.72%	4.38%	150.10%
Year Ended October 31, 2007	$10.19	0.46	0.08	0.54	(0.46)	—	(0.46)	$10.27	5.43%	$1	0.69%	4.53%	0.69%	4.53%	90.18%
Year Ended October 31, 2008

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	There were no fee reductions during the period.

(g)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

(h)	Net investment income (loss) is based on average shares outstanding during the period.

48 ï CORE FIXED INCOME SERIES

SECTION 5 NATIONWIDE MONEY MARKET FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities		Distributions				Ratios/Supplemental Data
										Ratio	Ratio of	Ratio of Net
										of Net	Expenses	Investment
	Net Asset							Net Assets	Ratio of	Investment	(Prior to	Income (Prior to
	Value,	Net	Total from	Net		Net Asset		at End of	Expenses to	Income to	Reimbursements)	Reimbursements)
	Beginning	Investment	Investment	Investment	Total	Value, End	Total	Period	Average	Average	to Average	to Average
	of Period	Income	Activities	Income	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Net Assets (b)(c)
Institutional Class Shares
Year Ended October 31, 2004	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	0.73%	$1,219,343	0.54%	0.73%	(d)	(d)
Year Ended October 31, 2005	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.41%	$1,525,487	0.55%	2.40%	(d)	(d)
Year Ended October 31, 2006	$1.00	0.04	0.04	(0.04)	(0.04)	$1.00	4.40%	$1,271,826	0.54%	4.32%	(d)	(d)
Year Ended October 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	5.01%	$1,464,958	0.51%	4.90%	0.51%	4.90%
Year Ended October 31, 2008

Service Class Shares
Year Ended October 31, 2004	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	0.52%	$5,952	0.75%	0.51%	0.78%	0.48%
Year Ended October 31, 2005	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.21%	$6,710	0.75%	2.30%	0.88%	2.16%
Year Ended October 31, 2006	$1.00	0.04	0.04	(0.04)	(0.04)	$1.00	4.17%	$9,901	0.75%	4.14%	0.80%	4.09%
Year Ended October 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.82%	$8,961	0.74%	4.67%	0.79%	4.62%
Year Ended October 31, 2008

Prime Shares
Year Ended October 31, 2004	$1.00	0.01	0.01	(0.01)	(0.01)	$1.00	0.67%	$395,038	0.60%	0.66%	(d)	(d)
Year Ended October 31, 2005	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.36%	$334,991	0.60%	2.31%	(d)	(d)
Year Ended October 31, 2006	$1.00	0.04	0.04	(0.04)	(0.04)	$1.00	4.35%	$359,067	0.59%	4.27%	(d)	(d)
Year Ended October 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.94%	$501,377	0.58%	4.84%	0.58%	4.84%
Year Ended October 31, 2008

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	There were no fee reductions in this period.

CORE FIXED INCOME SERIES ï 49

SECTION 5 NATIONWIDE SHORT DURATION BOND FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions								Ratios/Supplemental Data
																	Ratio of Net
																	Investment
			Net												Ratio of	Ratio of	Income
			Realized												Net	Expenses	(Loss)
			and							Capital	Net		Net		Investment	(Prior to	(Prior to
	Net Asset		Unrealized	Total						Contribu-	Asset		Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Net	Gains	from	Net	Net				tions	Value,	Total	at End	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Reverse		from	End of	Return	of Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Stock Split		Adviser	Period	(a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$10.00	0.23	(0.07)	0.16	(0.23)	(0.01)	(0.24)	0.01	(f)	0.07	$10.00	2.35%(g)	$1,585	0.86%	2.08%	0.96%	1.98%	129.96%
Year Ended October 31, 2005	$10.00	0.25	(0.15)	0.10	(0.27)	—	(0.27)	—		—	$9.83	0.98%	$1,017	0.78%	2.40%	0.88%	2.30%	292.03%
Year Ended October 31, 2006	$9.83	0.30	0.07	0.37	(0.33)	—	(0.33)	—		—	$9.87	3.87%	$959	0.71%	3.14%	0.81%	3.04%	28.68%
Year Ended October 31, 2007	$9.87	0.36	0.11	0.47	(0.37)	—	(0.37)	—		—	$9.97	4.86%	$797	0.70%	3.59%	0.80%	3.48%	37.81%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2005 (h)	$9.91	0.13	(0.06)	0.07	(0.15)	—	(0.15)	—		—	$9.83	0.76%	$1	1.40%	2.08%	1.40%	2.08%	292.03%
Year Ended October 31, 2006	$9.83	0.27	0.07	0.34	(0.29)	—	(0.29)	—		—	$9.88	3.52%	$142	1.18%	2.71%	1.28%	2.61%	28.68%
Year Ended October 31, 2007	$9.88	0.30	0.13	0.43	(0.32)	—	(0.32)	—		—	$9.99	4.47%	$40	1.21%	3.12%	1.31%	3.02%	37.81%
Year Ended October 31, 2008

Institutional Class Shares
Year Ended October 31, 2004	$10.00	0.27	(0.07)	0.20	(0.27)	(0.01)	(0.28)	0.01	(f)	0.07	$10.00	2.69%(j)	$72,996	0.54%	2.63%	0.64%	2.53%	129.96%
Year Ended October 31, 2005	$10.00	0.27	(0.15)	0.12	(0.29)	—	(0.29)	—		—	$9.83	1.24%	$6,741	0.49%	2.46%	0.59%	2.36%	292.03%
Year Ended October 31, 2006	$9.83	0.33	0.07	0.40	(0.36)	—	(0.36)	—		—	$9.87	4.13%	$5,354	0.46%	3.38%	0.56%	3.28%	28.68%
Year Ended October 31, 2007	$9.87	0.35	0.16	0.51	(0.40)	—	(0.40)	—		—	$9.98	5.22%	$844	0.44%	3.88%	0.54%	3.78%	37.81%
Year Ended October 31, 2008

Service Class Shares
Year Ended October 31, 2004	$10.00	0.22	(0.07)	0.15	(0.22)	(0.01)	(0.23)	0.01	(f)	0.07	$10.00	2.26%(I)	$263,900	0.97%	2.20%	1.07%	2.10%	129.96%
Year Ended October 31, 2005	$10.00	0.24	(0.15)	0.09	(0.26)	—	(0.26)	—		—	$9.83	0.95%	$80,818	0.83%	2.31%	0.93%	2.21%	292.03%
Year Ended October 31, 2006	$9.83	0.30	0.07	0.37	(0.33)	—	(0.33)	—		—	$9.87	3.78%	$67,817	0.79%	3.05%	0.89%	2.95%	28.68%
Year Ended October 31, 2007	$9.87	0.35	0.12	0.47	(0.36)	—	(0.36)	—		—	$9.98	4.81%	$56,177	0.85%	3.44%	0.95%	3.34%	37.81%
Year Ended October 31, 2008

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	Per share numbers prior to April 16, 2004 have been adjusted to reflect a 1.00620 for 1 reverse stock split.

(g)	The total return includes a contribution from adviser. If that contribution had not taken place, the total return would have been 1.63%.

(h)	For the period from February 28, 2005 (commencement of operations) through October 31, 2005.

(I)	The total return includes a contribution from adviser. If that contribution had not taken place, the total return would have been 1.54%.

50 ï CORE FIXED INCOME SERIES

APPENDIX

Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Commercial paper – short-term debt instruments, usually unsecured, that are issued by banks, corporations, states or municipalities in order to finance their short-term credit needs, such as accounts receivable or inventory, and that are acquired at either a discount or are interest bearing.

Corporate bonds – debt securities issued by corporate issuers, as distinct from fixed-income securities issued by a government or its agencies or instrumentalities.

Derivative – a contract the value of which is based on the performance of an underlying financial asset, index or economic measure.

Duration – related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

High-yield bonds – fixed-income securities rated below investment grade by nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch or unrated securities that Fund management believes are of comparable quality. These bonds are often referred to as “junk bonds”. They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Total return – investment return that reflects both capital appreciation or depreciation (increase or decrease in the market value of a security) and income (i.e., interest or dividends).

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

CORE FIXED INCOME SERIES ï 51

APPENDIX (cont.)

Additional Information about Investments, Investment Techniques and Risks

Asset-backed securities – like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

Borrowing – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

Convertible securities – the Nationwide Bond Fund may invest in convertible securities which generally are debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Bank and corporate loans – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Credit risk – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment grade securities.

Currency risk – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Derivatives – a derivative is a contract with its value based on the performance of an underlying financial asset, index

52 ï CORE FIXED INCOME SERIES

APPENDIX (cont.)

or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;

•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;

•	a Fund may suffer disproportionately heavy losses relative to the amount invested and

•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Event risk – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

Floating- and variable-rate securities – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

Foreign government debt securities risk – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

Foreign custody risk – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Foreign securities risk – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;

•	the impact of currency exchange rate fluctuations;

•	reduced information about issuers;

•	higher transaction costs;

•	less stringent regulatory and accounting standards and

•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

High-yield bonds and other lower-rated securities – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt

CORE FIXED INCOME SERIES ï 53

APPENDIX (cont.)

securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;

•	greater risk of loss due to default or declining credit quality;

•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and

•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

Inflation risk – is the risk that prices of existing fixed rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

Interest rate risk – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Liquidity risk – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Mortgage-backed securities – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.

Portfolio turnover – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility and

•	result in additional tax consequences for Fund shareholders.

Preferred stock – a Fund may invest in preferred stock, a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the

54 ï CORE FIXED INCOME SERIES

APPENDIX (cont.)

event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Repurchase agreements – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

Securities lending – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

Selection risk – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;

•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;

•	prime quality commercial paper;

•	repurchase agreements covering any of the securities in which the Fund may invest directly and

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS bonds – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. government securities and U.S. government agency securities – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

•	the Federal Home Loan Banks;

•	the Federal National Mortgage Association (“FNMA”);

•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and

•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

Zero coupon bonds – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their

CORE FIXED INCOME SERIES ï 55

APPENDIX (cont.)

value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

The SAI contains more information on the Funds’ investments and strategies and can be requested using the addresses and telephone numbers on the back of this prospectus.

Selective Disclosure of Portfolio Holdings

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

56 ï CORE FIXED INCOME SERIES

Information from Nationwide Funds

Please read this Prospectus before you invest and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this Prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•	Semiannual Reports

To obtain any of the above documents free of charge, to request other information about a Fund or to make other shareholder inquiries, contact us at the address or phone number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920 or write to us at the address listed below, to request (1) additional copies free of charge or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please call 800-848-0920 for information.

For additional information contact:

By Regular Mail:
Nationwide Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

By Overnight Mail:
Nationwide Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Representatives are available 8 a.m. - 9 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the Nationwide Funds’ website at www.nationwidefunds.com.

Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov,
•	by electronic request to publicinfo@sec.gov,
•	in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090) or
•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

The Nationwide framemark and On Your Side are federally registered service marks of Nationwide Mutual Insurance Company. Nationwide Funds is a service mark of Nationwide Mutual Insurance Company.

©2009 Nationwide Funds Group. All rights reserved.	PR-CFX 2/09

Nationwide Investor Destinations Funds
Fund Prospectus
February   , 2009

Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

Fund and Class	Ticker

Nationwide Investor Destinations Aggressive Fund Class A	NDAAX

Nationwide Investor Destinations Aggressive Fund Class B	NDABX

Nationwide Investor Destinations Aggressive Fund Class C	NDACX

Nationwide Investor Destinations Aggressive Fund Class R2	GAFRX

Nationwide Investor Destinations Aggressive Fund Institutional Class	GAIDX

Nationwide Investor Destinations Aggressive Fund Service Class	NDASX

Nationwide Investor Destinations Moderately Aggressive Fund Class A	NDMAX

Nationwide Investor Destinations Moderately Aggressive Fund Class B	NDMBX

Nationwide Investor Destinations Moderately Aggressive Fund Class C	NDMCX

Nationwide Investor Destinations Moderately Aggressive Fund Class R2	GMARX

Nationwide Investor Destinations Moderately Aggressive Fund Institutional Class	GMIAX

Nationwide Investor Destinations Moderately Aggressive Fund Service Class	NDMSX

Nationwide Investor Destinations Moderate Fund Class A	NADMX

Nationwide Investor Destinations Moderate Fund Class B	NBDMX

Nationwide Investor Destinations Moderate Fund Class C	NCDMX

Nationwide Investor Destinations Moderate Fund Class R2	GMDRX

Nationwide Investor Destinations Moderate Fund Institutional Class	GMDIX

Nationwide Investor Destinations Moderate Fund Service Class	NSDMX

Nationwide Investor Destinations Moderately Conservative Fund Class A	NADCX

Nationwide Investor Destinations Moderately Conservative Fund Class B	NBDCX

Nationwide Investor Destinations Moderately Conservative Fund Class C	NCDCX

Nationwide Investor Destinations Moderately Conservative Fund Class R2	GMMRX

Nationwide Investor Destinations Moderately Conservative Fund Institutional Class	GMIMX

Nationwide Investor Destinations Moderately Conservative Fund Service Class	NSDCX

Nationwide Investor Destinations Conservative Fund Class A	NDCAX

Nationwide Investor Destinations Conservative Fund Class B	NDCBX

Nationwide Investor Destinations Conservative Fund Class C	NDCCX

Nationwide Investor Destinations Conservative Fund Class R2	GCFRX

Nationwide Investor Destinations Conservative Fund Institutional Class	GIMCX

Nationwide Investor Destinations Conservative Fund Service Class	NDCSX

3	Section 1: Fund Summaries, Performance and Management
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
Fund Management

16	Section 2: Investing With Nationwide Funds
Choosing a Share Class
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Buying Shares
Fair Valuation
Customer Identification Information
Exchanging Shares
Automatic Withdrawal Program
Selling Shares
Excessive or Short-Term Trading
Exchange and Redemption Fees

29	Section 3: Distributions and Taxes

31	Section 4: Multi-Manager Structure

32	Section 5: Financial Highlights

38	Appendix:
Additional Information about Investments, Investment Strategies and Risks
Principal Risk of the Underlying Funds and Other Investments
Selective Disclosure of Portfolio Holdings

INVESTOR DESTINATIONS SERIES ï 1

Nationwide Investor Destinations
Funds

Introduction to the Nationwide Investor Destinations Funds

This prospectus provides information about the five Nationwide Investor Destinations Funds (the “Funds”), the shares of which are offered by Nationwide Mutual Funds (the “Trust”). The Funds are designed to provide broadly diversified investment options across a range of risk levels. Each Fund is a “fund of funds” that invests primarily in affiliated index mutual funds and short-term investments representing a variety of asset classes.

Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

These Funds are primarily intended to provide a solution for investors seeking:

•	to achieve their financial objectives through a professionally developed asset allocation program and
•	to maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

To decide which of these Funds is appropriate for your investment program, you should consider your personal investment objective and financial circumstances, the length of time until you need your money and the amount of risk you are comfortable assuming.

As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A Note about Share Classes

Each Fund has six different share classes—Class A, Class B*, Class C, Class R2**, Service Class and Institutional Class.

*	As of December 31, 2008, Class B shares are offered only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same Fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares.

**Formerly, Class R shares.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Although each Fund is currently managed by Nationwide Fund Advisors (the “Adviser”), each Fund may employ a “multimanager” structure, which means that the Adviser, as each Fund’s investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with the Adviser, for a Fund without shareholder approval. The Adviser believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See Section 4, Multi-Manager Structure for more information.

2 ï INVESTOR DESTINATIONS SERIES

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE

Objectives

Each Fund seeks to maximize total investment return for a given level of risk.

Principal Strategies

The Funds aim to provide diversification across major asset classes—U.S. stocks, international stocks, bonds and short-term investments—by investing in a professionally selected mix of underlying portfolios of Nationwide Mutual Funds, unaffiliated mutual funds and a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (each, an “Underlying Fund“or collectively, “Underlying Funds”). Depending on its target risk level, each Fund invests different amounts in these asset classes and Underlying Funds.

The Funds invest primarily in index funds offered by Nationwide Mutual Funds, representing several asset classes. The index funds invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track those of the relevant stock or bond index. The Funds also invest in certain non-index Underlying Funds.

You could purchase most of the Underlying Funds directly. However, the Funds offer the added benefits of professional asset allocation and an extra measure of diversification.

Please see the Appendix for additional information about each of the Underlying Funds in which the Funds currently invest.

Nationwide Investor Destinations Aggressive Fund

The Aggressive Fund pursues its objective primarily by seeking growth of capital. The Aggressive Fund’s target allocation is heavily weighted toward U.S. and international stock investments, with a small allocation to bonds.

This Fund may be appropriate for investors who:

•	are comfortable with substantial investment risk;
•	have a long investment time horizon and
•	seek to maximize long-term returns while accepting the possibility of significant short-term or even long-term losses.

Nationwide Investor Destinations Moderately Aggressive Fund

The Moderately Aggressive Fund pursues its objective primarily by seeking growth of capital, as well as Income. The Moderately Aggressive Fund’s target allocation is significantly weighted toward U.S. and international stock investments, but also includes some bonds and short-term investments to reduce volatility.

This Fund may be appropriate for investors who:

•	are comfortable with significant investment risk;
•	have a long investment time horizon;
•	seek additional diversification and
•	seek to maximize long-term returns while accepting the possibility of short-term or even long-term losses.

Nationwide Investor Destinations Moderate Fund

The Moderate Fund pursues its objective by seeking both growth of capital and income. The Moderate Fund’s target allocation is weighted toward U.S. and international stock investments, but also includes a significant portion in bonds and short-term investments to add income and reduce volatility.

This Fund may be appropriate for investors who:

•	have a lower tolerance for risk than more aggressive investors;
•	seek both growth and income from their investment and
•	are willing to accept moderate short-term price fluctuations in exchange for potentially higher returns over time.

Nationwide Investor Destinations Moderately Conservative Fund

The Moderately Conservative Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. The Moderately Conservative Fund’s target allocation is weighted toward bonds and short-term investments, but also includes a significant portion in stock investments for long-term growth.

This Fund may be appropriate for investors who:

•	have a lower tolerance for risk than more aggressive investors;
•	primarily seek income from their investment;
•	have a shorter investment time horizon and
•	are willing to accept some short-term price fluctuations in exchange for potentially higher income and growth.

Nationwide Investor Destinations Conservative Fund

The Conservative Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. The Conservative Fund’s target allocation is heavily weighted toward bonds and short-term investments, while including some stocks for long-term growth.

This Fund may be appropriate for investors who:

•	have a short investment time horizon;
•	have a low tolerance for risk and
•	primarily seek income from their investment.

INVESTOR DESTINATIONS SERIES ï 3

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE (cont.)

The Adviser establishes a target allocation among different asset classes based on each Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund.

The allocations shown in the chart below are the target allocations as of the date of this Prospectus. This means that, under normal circumstances, cash received by a Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause each Fund’s actual asset class and Underlying Fund allocations of money already invested to fluctuate from the targets stated. The Adviser monitors each Fund’s holdings and cash flow and periodically adjusts each Fund’s asset class and Underlying Fund allocations to realign them to the target asset class and Underlying Fund allocations. In addition, the asset class and Underlying Fund allocation targets themselves may change over time in order for each Fund to meet its respective objective or as economic and/or market conditions warrant.

Investors should be aware that the Adviser applies a long-term investment horizon with respect to each Fund, and therefore, allocation changes are not likely to be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice. The Funds may also invest in other mutual funds not identified in the Appendix that are chosen either to complement or replace the Underlying Funds.

For future information about asset class and Underlying Fund allocations, please review the Funds’ annual and semiannual reports.

ASSET CLASSES AND
UNDERLYING INVESTMENTS	TARGET ALLOCATIONS†

		Moderately		Moderately
	Aggressive	Aggressive	Moderate	Conservative	Conservative

U.S. STOCKS

U.S. Large Cap	40%	35%	30%	20%	10%

U.S. Mid Cap	15%	15%	10%	10%	5%

U.S. Small Cap	10%	5%	5%	—	—

INTERNATIONAL STOCKS	30%	25%	15%	10%	5%

INTERMEDIATE TERM BONDS	5%	15%	25%	35%	40%

SHORT-TERM BONDS	—	5%	10%	15%	25%

MONEY MARKET INSTRUMENTS	—	—	5%	10%	15%

†	As of February , 2009. The Adviser reserves the right to change the target allocations at any time and without notice.

4 ï INVESTOR DESTINATIONS SERIES

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE (cont.)

Principal Risks

None of the Investor Destinations Funds can guarantee that it will achieve its investment objective.

As with any mutual fund, the value of each Fund’s investments—and therefore, the value of each Fund’s shares—may fluctuate. These changes may occur because of the following risks:

Risks Applicable to the Investor Destinations Funds

Investment risk – each Investor Destinations Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in an Investor Destinations Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Investor Destinations Fund’s investments decreases.

Management risk – the Adviser will apply its investment techniques and risk analysis in making investment decisions for the Investor Destinations Funds, but there is no guarantee that its decisions will produce the intended result. Each Investor Destinations Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select an asset allocation and Underlying Funds that provide either growth of capital, investment income or a combination of both of these, as appropriate to the particular Investor Destinations Fund’s risk profile. Furthermore, the Adviser may alter the asset allocation of an Investor Destinations Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Strategy risk –
because each Investor Destinations Fund invests in both stocks and bonds, including short-term investments, each Fund is subject to the risks of both stocks and bonds. Each Investor Destinations Fund, however, varies the amount it invests in stocks and bonds, including the various types of stocks and bonds. Therefore, each Fund’s exposure to the types or levels of risk will differ for each Fund. For example, the Aggressive Fund and Moderately Aggressive Fund invest more heavily in stocks, and therefore will be more subject to stock market risk, mid/small cap risk and foreign risk than will the other Funds. By contrast, the Moderately Conservative Fund and Conservative Fund, which invest more heavily in bonds and other fixed-income investments, will be more subject to interest rate risk, inflation risk, credit risk, mortgage-backed securities risk and money market risk. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objectives.

Risks applicable to a fund-of-funds structure  – there are certain risks associated with a structure whereby an Investor Destinations Fund invests primarily in other mutual funds. In managing the Investor Destinations Funds, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to most, if not all of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Investor Destinations Funds. The Nationwide Contract also earns money for the Adviser’s affiliate. It is important to note, however, that, the Adviser has a fiduciary duty to each of the Investor Destinations Funds and must act in each Investor Destinations Fund’s best interests. In addition, the day-to-day management of the Underlying Funds is conducted by the respective subadvisers.

Risks Applicable to the Underlying Investments

Each Investor Destinations Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, an Investor Destinations Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Investor Destinations Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

Risks associated with index funds – Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since they generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

Stock market risk (U.S. stocks and international stocks) – an Investor Destinations Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected

INVESTOR DESTINATIONS SERIES ï 5

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE (cont.)

by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Foreign risk (international stocks) – to the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are magnified when an Underlying Fund invests in emerging market countries.

Mid-cap/small-cap risk (mid cap stocks and small cap stocks) – to the extent an Underlying Fund invests in securities of small or medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

Interest rate and inflation risk (bonds) – increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. An Investor Destinations Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by an Investor Destinations Fund.

Credit risk (bonds) – credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Funds are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Funds are not guaranteed.

Securities in which an Underlying Fund will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

Mortgage-backed securities risk (bonds) – these securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally,

6 ï INVESTOR DESTINATIONS SERIES

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE (cont.)

through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Money market risk – the risks that apply to bonds, as described above, also apply to money market instruments, but to a lesser degree. This is because the Investor Destinations Funds’ money market instruments are securities with shorter maturities and higher quality than those typically of bonds.

Single issuer risk – this refers to the risk presented by the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds the contract. Both the principal and a minimum rate of interest are guaranteed by Nationwide regardless of market conditions. However, if Nationwide becomes unable to meet this guarantee, a Fund that invests in the contract may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued and guaranteed by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it.

For further information about risks, see “Appendix—Additional Information about Investments, Investment Strategies and Risks.”

Performance

The bar charts and tables appearing below can help you evaluate for each Fund both the Fund’s potential risks and its potential rewards. The bar chart shows how a Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares a Fund’s average annual total returns to the returns of a broad-based securities index. Each bar chart and table assumes that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how a Fund will perform in the future.

Annual Total Returns – Aggressive Fund Class A Shares
(Years Ended December 31)

Best Quarter:      % –      qtr of 200
Worst Quarter:      % –      qtr of 200

Annual Total Returns – Moderately Aggressive Fund Class A Shares
(Years Ended December 31)

Best Quarter:     % –      qtr of 200
Worst Quarter:     % –      qtr of 200

INVESTOR DESTINATIONS SERIES ï 7

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE (cont.)

Annual Total Returns – Moderate Fund Class A Shares
(Years Ended December 31)

Best Quarter:     % –      qtr of 200
Worst Quarter:     % –      qtr of 200

Annual Total Returns – Moderately Conservative Fund Class A Shares
(Years Ended December 31)

Best Quarter:     % –      qtr of 200
Worst Quarter:     % –      qtr of 200

Annual Total Returns – Conservative Fund Class A Shares
(Years Ended December 31)

Best Quarter:     % –      qtr of 200
Worst Quarter:     % –      qtr of 200

8 ï INVESTOR DESTINATIONS SERIES

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE (cont.)

After-tax returns are shown in the tables for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Aggressive Fund
Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	5 Years	(Mar. 31, 2000)

Class A shares – Before Taxes	%	%	%

Class A shares – After Taxes on Distributions	%	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class B shares – Before Taxes	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class R2 shares – Before Taxes[3]	%	%	%

Service Class shares – Before Taxes	%	%	%

Institutional Class shares – Before Taxes[4]	%	%	%

Standard & Poor’s (S&P) 500®Index[5]	%	%	%

Aggressive Fund Composite Index[6]	%	%	%

Moderately Aggressive Fund
Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	5 Years	(Mar. 31, 2000)

Class A shares – Before Taxes	%	%	%

Class A shares – After Taxes on Distributions	%	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class B shares – Before Taxes	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class R2 shares – Before Taxes[3]	%	%	%

Service Class shares – Before Taxes	%	%	%

Institutional Class shares – Before Taxes[4]	%	%	%

S&P 500® Index[5]	%	%	%

Moderately Aggressive Fund Composite Index[7]	%	%	%

Moderate Fund
Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	5 Years	(Mar. 31, 2000)

Class A shares – Before Taxes	%	%	%

Class A shares -

After Taxes on Distributions	%	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class B shares – Before Taxes	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class R2 shares – Before Taxes[3]	%	%	%

Service Class shares – Before Taxes	%	%	%

Institutional Class shares - Before Taxes[4]	%	%	%

S&P 500®Index[5]	%	%	%

Moderate Fund Composite Index[8]	%	%	%

Moderately Conservative Fund
Average annual total returns1
as of December 31, 2008

(Since
Inception
	1 Year	5 Years	(Mar. 31, 2000)

Class A shares – Before Taxes	%	%	%

Class A shares – After Taxes on Distributions	%	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class B shares – Before Taxes	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class R2 shares – Before Taxes[3]	%	%	%

Service Class shares – Before Taxes	%	%	%

Institutional Class shares – Before Taxes[4]	%	%	%

Barclays Capital U.S. Aggregate Bond Index[9]	%	%	%

Moderately Conservative Fund Composite Index[10]	%	%	%

INVESTOR DESTINATIONS SERIES ï 9

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE (cont.)

Conservative Fund
Average annual total returns1
as of December 31, 2008

Since
Inception
	1 Year	5 Years	(Mar. 31, 2000)

Class A shares – Before Taxes	%	%	%

Class A shares – After Taxes on Distributions	%	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class B shares – Before Taxes	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class R2 shares – Before Taxes[3]	%	%	%

Service Class shares – Before Taxes	%	%	%

Institutional Class shares – Before Taxes[4]	%	%	%

Barclays Capital U.S. Aggregate Bond Index[9]	%	%	%

Conservative Fund Composite Index[11]	%	%	%

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

3	Returns until the first offering of Class C shares (March 1, 2001) and Class R2 shares (October 1, 2003) are based on the previous performance of Class B shares. This performance is substantially similar to what Class C and Class R2 shares would have produced because all classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Class R2 performance has been adjusted to eliminate sales charges that do not apply to that class, but has not been adjusted to reflect any lower expenses. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.

4	Returns until the first offering of Institutional Class shares (December 29, 2004) are based on the previous performance of Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because all classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.

5	The S&P 500® Index, the Fund’s primary index, is an unmanaged market capitalization-weighted index of 500 stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

6	The Aggressive Fund Composite Index is an unmanaged, hypothetical combination of the S&P 500® Index (95%) and the Barclays Capital U.S. Aggregate Bond Index (formerly, Lehman Brothers U.S. Aggregate Index) (5%). An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

7	The Moderately Aggressive Fund Composite Index is an unmanaged, hypothetical combination of the S&P 500® Index (80%), the Barclays Capital U.S. Aggregate Bond Index (15%), and the Citigroup 3-Month T-Bill Index (5%). An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

8	The Moderate Fund Composite Index is an unmanaged, hypothetical combination of the S&P 500® Index (60%), the Barclays Capital U.S. Aggregate Bond Index (25%) and the Citigroup 3-Month T-Bill Index (15%). An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

9	The Barclays Capital U.S. Aggregate Bond Index, the Fund’s primary index, is an unmanaged market value-weighted index of investment-grade, fixed rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole. An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

10	The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical combination of the Barclays Capital U.S. Aggregate Bond Index (35%), the Citigroup 3-Month T-Bill Index (25%) and the S&P 500® Index (40%). An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

11	The Conservative Fund Composite Index is an unmanaged, hypothetical combination of the Citigroup 3-Month T-Bill Index (45%), the Barclays Capital U.S. Aggregate Bond Index (35%) and the S&P 500® Index (20%). An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

10 ï INVESTOR DESTINATIONS SERIES

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE (cont.)

Fees and Expenses

These tables describe the direct fees and expenses you may pay if you buy and hold shares of the Funds, depending on the share class you select. These tables also reflect the proportion of the Underlying Funds’ expenses you may pay indirectly through ownership of shares of the Funds. See the Appendix for more information.

Aggressive Fund

Institutional
	Class A	Class B	Class C	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares	Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	0.25%	None

Other Expenses[6]	%	%	%	%	%	%

Total Direct Annual Fund Operating Expenses[7]	%	%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[8]	%	%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%	%	%	%	%	%

Moderately Aggressive Fund

Institutional
	Class A	Class B	Class C	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares	Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	0.25%	None

Other Expenses[6]	%	%	%	%	%	%

Total Direct Annual Fund Operating Expenses[7]	%	%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[8]	%	%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%	%	%	%	%	%

INVESTOR DESTINATIONS SERIES ï 11

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE (cont.)

Moderate Fund

Institutional
	Class A	Class B	Class C	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares	Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	0.25%	None

Other Expenses[6]	%	%	%	%	%	%

Total Direct Annual Fund Operating Expenses[7]	%	%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[8]	%	%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%	%	%	%	%	%

Moderately Conservative Fund

Institutional
	Class A	Class B	Class C	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares	Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	0.25%	None

Other Expenses[6]	%	%	%	%	%	%

Total Direct Annual Fund Operating Expenses[7]	%	%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[8]	%	%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%	%	%	%	%	%

12 ï INVESTOR DESTINATIONS SERIES

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE (cont.)

Conservative Fund

Institutional
	Class A	Class B	Class C	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares	Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	0.25%	None

Other Expenses[6]	%	%	%	%	%	%

Total Direct Annual Fund Operating Expenses[7]	%	%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[8]	%	%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%	%	%	%	%	%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class-Reduction and Waiver of Class A Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 0.15% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee is paid. Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class-Class B Shares.
5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class-Class C Shares.
6	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class A, Class R2 and Service Class shares. For the fiscal year ended October 31, 2008, administrative services fees were %, %, %, % and % for Class A shares, %, %, %, % and % for Class R2 shares and %, %, %, % and % for Service Class shares of the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses for the shares of each Class of each Fund to 0.25% until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles, expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the “Total Direct and Acquired Fund Annual Operating Expenses” could increase to %, %, %, % and % for Class A shares, %, %, %, % and % for Class R2 shares and %, %, %, % and % for Service Class shares of the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds, respectively, before the Adviser would be required to further limit the Fund’s expenses. [Currently, all share classes are operating below the expense limit.]
8	Because the Funds invest primarily in other Nationwide Funds, they are shareholders of those Underlying Funds. The Underlying Funds do not charge the Funds any sales charge for buying or selling shares. However, the Funds indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Actual indirect expenses vary depending on how each Fund’s assets are allocated among the underlying investments.

INVESTOR DESTINATIONS SERIES ï 13

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example also reflects the fees of the Underlying Funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Aggressive Fund

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Service Class shares

Institutional Class shares

Moderately Aggressive Fund

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Service Class shares

Institutional Class shares

Moderate Fund

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Service Class shares

Institutional Class shares

Moderately Conservative Fund

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Service Class shares

Institutional Class shares

Conservative Fund

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Service Class shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Aggressive Fund

Class B shares	$	$	$	$

Class C shares

Moderately Aggressive Fund

Class B shares	$	$	$	$

Class C shares

Moderate Fund

Class B shares	$	$	$	$

Class C shares

Moderately Conservative Fund

Class B shares	$	$	$	$

Class C shares

Conservative Fund

Class B shares	$	$	$	$

Class C shares

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R2, Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Funds do not apply sales charges on reinvested dividends and other distributions.

14 ï INVESTOR DESTINATIONS SERIES

SECTION 1 FUND MANAGEMENT

Investment Adviser

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds’ assets and supervises the daily business affairs of each Fund. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates each Fund’s assets according to its target allocation for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, each Fund pays NFA an annual management fee. This is in addition to the indirect fees that each Fund pays as a shareholder of the underlying investments. NFA believes, and the Board of Trustees concurs, that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.

Each Fund pays NFA an annual management fee based on the Fund’s average daily net assets. The annual management fee paid by each Fund to NFA for the fiscal year ended October 31, 2008, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.  %.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Funds will be available in the Funds’ semiannual report to shareholders, which will cover the period ending April 30, 2009.

Portfolio Management

Thomas R. Hickey, Jr. is the Funds’ portfolio manager and is responsible for the day-to-day management of the allocation of each Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Product and Subadviser Management where he manages various asset allocation products for NFA.

Additional Information About The Portfolio Manager

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.

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Choosing a Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you;
•	how long you expect to own your shares;
•	how much you intend to invest;
•	total costs and expenses associated with a particular share class and
•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Nationwide Funds offer several different share classes each with different price and cost features. The table to the right compares Class A and Class C shares, which are available to all investors, and Class B shares, which are available only to certain investors.

Class R2, Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R2, Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 5.75%	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee of 0.25% Administrative services fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C expenses, which means higher dividends and/or net asset value (“NAV”) per share.

No conversion feature.

No maximum investment amount.

Class B Shares (closed to new investors)

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines 1% in most years to zero after six years.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee	Total annual operating expenses are higher than Class A expenses, which means lower dividends and/or NAV per share.

Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.

Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee	Total annual operating expenses are higher than Class A expenses, which means lower dividends and/or NAV per share.

No conversion feature.

Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

1	Unless you are eligible to purchase Class A shares without a sales charge, a CDSC of up to 0.15% may be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

2	This limit was calculated based on a one-year holding period.

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Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
Amount of	Offering	Invested	Percentage of
Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify the Funds’ transfer agent, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Funds’ transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.nationwidefunds.com/invest/salesinformation.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.
•	Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•	Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
•	Share repurchase privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•	Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A, Class B and Class C shares with your purchases of Class D shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund Distributors LLC (the “Distributor”) to waive sales charges;
•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor;
•	any investor who pays for shares with proceeds from sales of Nationwide Fund Class D shares (Class D shares are offered by other Nationwide Funds, but not these Funds);
•	retirement plans;
•	investment advisory clients of the Adviser and its affiliates and
•	directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the Funds offered by the Trust (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.15% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC also does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason;
•	no finders fee was paid or
•	to shares acquired through reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

	$1 million	$4 million	$25 million
Amount of Purchase	to $3,999,999	to $24,999,999	or more

If sold within	18 months	18 months	18 months

Amount of CDSC	0.15%	0.10%	0.05%

Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A, Class B and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Funds is described above; however, the CDSCs for Class A shares of other Nationwide Funds may be different and are described in their respective prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:

•	the redemption of Class A, Class B or Class C shares purchased through reinvested dividends or distributions;
•	Class B shares which are qualifying redemptions of Class B shares under the Automatic Withdrawal Program;
•	Class A, Class B or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
•	mandatory withdrawals of Class A, Class B or Class C shares from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts and
•	redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Funds or the Distributor.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent, your financial adviser or other intermediary at the time of purchase and must also

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provide any required evidence showing that you qualify. For more complete information, see the SAI.

Class B Shares

Class B shares are offered only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same Fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares.

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

							7 years
Sale within	1 year	2 years	3 years	4 years	5 years	6 years	or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC of 1%.

For both Class B and Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A, Class B and Class C Shares” for a list of situations where a CDSC is not charged.

Share Classes Available Only to Institutional Accounts

The Funds offer Service Class, Institutional Class and Class R2 shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires;
•	the total expenses of the share class and
•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Class R2 Shares (formerly, Class R Shares)

Class R2 shares are available to retirement plans including:

•	401(k) plans;
•	457 plans;
•	403(b) plans;
•	profit sharing and money purchase pension plans;
•	defined benefit plans;
•	non-qualified deferred compensation plans and
•	other retirement accounts in which the retirement plan or the retirement plan’s financial services firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R2 shares are not available to:

•	institutional non-retirement accounts;
•	traditional and Roth IRAs;
•	Coverdell Education Savings Accounts;
•	SEPs and SAR-SEPs;
•	SIMPLE IRAs;
•	one-person Keogh plans;
•	individual 403(b) plans or
•	529 Plan accounts.

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Service Class Shares

Service Class shares are available for purchase only by the following:

•	retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;

•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Funds for providing services or

•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	retirement plans for which no third-party administrator receives compensation from the Funds;

•	institutional advisory accounts of the Adviser’s affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries and related retirement plans;
•	rollover individual retirement accounts from such institutional advisory accounts;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Services Fees

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, Class R2 and Service Class shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or services fees. These fees are paid to the Distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C, Class R2 and Service Class shares pay the Distributor annual amounts not exceeding the following:

Class	as a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R2 shares	0.50% (0.25% of which may be either a distribution or service fee)

Service Class shares	0.25% (distribution or service fee)

Administrative Services Fees

Class A, Class R2 and Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. (These fees are in addition to Rule 12b-1 fees for Class A and Class R2 shares as described above.) These fees are paid by the Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual fee of 0.25% for Class A, Class R2 and Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund’s Class A, Class R2 and Service Class assets on an ongoing basis, these fees will increase the cost of your investment in

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such share classes over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as “revenue sharing payments. “The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

•	the Distributor and other affiliates of the Adviser;
•	broker-dealers;
•	financial institutions and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

Contacting Nationwide Funds

Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions;
•	hear fund price information and
•	obtain mailing and wiring instructions.

Internet Go to www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses;
•	obtain information on the Nationwide Funds;
•	access your account information and
•	request transactions, including purchases, redemptions and exchanges.

By Regular Mail Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

By Fax 614-428-3278.

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Fund Transactions—Class A, Class B, and Class C Shares

All transaction orders must be received by the Funds’ transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net NAV to receive that day’s NAV.

How to Exchange* or Sell** Shares
How to Buy Shares	* Exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.
Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the offering of shares at any time.	**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.

By mail. Complete an application and send with a check made payable to: Nationwide Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 800-848-0920.

Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.

The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)

• if you choose this method to open a new account, you must call our toll- free number before you wire your investment and arrange to fax your completed application.
• your bank may charge a fee to wire funds.
• the wire must be received by 4:00 p.m. in order to receive the current day’s NAV.

By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)

• your proceeds typically will be wired to your bank on the next business day after your order has been processed.
• Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
• your financial institution may also charge a fee for receiving the wire.
• funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Nationwide Funds’ account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Nationwide Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open and

•	generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent, plus any applicable sales charge.

Fair Valuation

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Valuation Procedures.

The Funds’ NAVs are calculated based upon the net asset values of the Underlying Funds in which the Funds invest. The prospectuses for these Underlying Funds explain the circumstances under which those Underlying Funds will use fair value pricing and the effect of using fair value pricing.

In-Kind Purchases

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr.Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day

INVESTOR DESTINATIONS SERIES ï 23

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

Minimum Investments

Class A, Class B* and Class C Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)
To start an Automatic Asset
Accumulation Plan	$1,000 (per Fund)
Additional investments (Automatic Asset Accumulation Plan)	$50

Class R2 Shares
To open an account	No Minimum
Additional investments	No Minimum

Service Class Shares
To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

* Class B shares are closed to new investors.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

•	name;
•	date of birth (for individuals);
•	residential or business street address (although post office boxes are still permitted for mailing) and
•	Social Security number,taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Accounts with Low Balances

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.

•	If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the quarterly fee.

•	Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

24 ï INVESTOR DESTINATIONS SERIES

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchanging Shares

You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

•	both accounts have the same registration;
•	your first purchase in the new fund meets its minimum investment requirement and
•	you purchase the same class of shares. For example,you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R2, Institutional Class or Service Class shares. However,

•	if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC,and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Nationwide Money Market Fund).

Exchanges into Nationwide Money Market Fund

You may exchange between Class A, Class B, Class C or Service Class shares and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class D, Class B or Class C shares of another Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

Automatic Withdrawal Program

You may elect to automatically redeem Class A, Class B and Class C shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC. If you own Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information about the waiver of the CDSC for Class B shares is located in the SAI.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the redemption.

You may not be able to redeem your Fund shares or the Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading is restricted or
•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, a Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or
•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in the shares of the particular Fund at the Fund’s then-current NAV until you give the Funds different instructions.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds’ ability to make a redemption-in-kind, see the SAI.

INVESTOR DESTINATIONS SERIES ï 25

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

•	your account address has changed within the last 15 calendar days;
•	the redemption check is made payable to anyone other than the registered shareholder;
•	the proceeds are mailed to any address other than the address of record or
•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

26 ï INVESTOR DESTINATIONS SERIES

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Excessive or Short-Term Trading

The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading, as may be the Underlying Funds that invest in such foreign securities. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the Adviser and its agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

•	restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•	reject transactions that violate the Fund’s excessive trading policies or its exchange limits.

In general:

•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and
•	redemption and exchange fees are imposed on certain Nationwide Funds. These Nationwide Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you exchange your Fund shares into another Nationwide Fund. The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 2, Investing with Nationwide Funds: Fair Valuation.

Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.

INVESTOR DESTINATIONS SERIES ï 27

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Nationwide Funds impose exchange and redemption fees on shares held in certain types of accounts. If you sell or exchange your shares in such an account within a designated holding period, the redemption fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. Redemption fees are not imposed on redemptions or exchanges from the Nationwide Investor Destinations Funds. However, other Nationwide Funds into which you may exchange do impose redemption fees as shown below. Please see the prospectus for the Fund into which you may wish to exchange for further information.

		Minimum
	Exchange/	Holding Period
Fund	Redemption Fee	(calendar days)

Nationwide International Value Fund	2.00%	90

Nationwide U.S. Small Cap Value Fund	2.00%	90

Nationwide Value Opportunities Fund	2.00%	90

Nationwide Fund	2.00%	30

Nationwide Growth Fund	2.00%	30

Nationwide Large Cap Value Fund	2.00%	30

Nationwide Value Fund	2.00%	30

Nationwide Bond Fund	2.00%	7

Nationwide Bond Index Fund	2.00%	7

Nationwide Government Bond Fund	2.00%	7

Nationwide International Index Fund	2.00%	7

Nationwide Mid Cap Market Index Fund	2.00%	7

Nationwide Short Duration Bond Fund	2.00%	7

Nationwide S&P 500 Index Fund	2.00%	7

Nationwide Small Cap Index Fund	2.00%	7

28 ï INVESTOR DESTINATIONS SERIES

SECTION 3 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;
•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;

•	for corporate shareholders, a portion of income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and

•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 0% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

INVESTOR DESTINATIONS SERIES ï 29

SECTION 3 DISTRIBUTIONS AND TAXES (cont.)

Other Tax Jurisdictions

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after October 31, 2008, unless such exemptions are extended or made permanent.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

30 ï INVESTOR DESTINATIONS SERIES

SECTION 4 MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

The Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;

•	monitoring subadviser performance, including ongoing analysis and periodic consultations;

•	communicating performance expectations and evaluations to the subadvisers and

•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

INVESTOR DESTINATIONS SERIES ï 31

SECTION 5 NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years ended October 31. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by                             , whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net									Ratio	Expenses	Income (Loss)
			Realized									of Net	(Prior to	(Prior to
	Net Asset		and							Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	Income (Loss)	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$7.81	0.10	0.80	0.90	(0.10)	—	(0.10)	$8.61	11.55%	$19,737	0.47%	1.06%	(g)	(g)	2.12%
Year Ended October 31, 2005	$8.61	0.19	0.87	1.06	(0.19)	—	(0.19)	$9.48	12.36%	$38,583	0.49%	1.87%	(g)	(g)	6.51%
Year Ended October 31, 2006	$9.48	0.15	1.53	1.68	(0.20)	(0.19)	(0.39)	$10.77	18.13%	$61,217	0.45%	1.27%	0.46%	1.27%	4.80%
Year Ended October 31, 2007	$10.77	0.20	1.52	1.72	(0.27)	(0.23)	(0.50)	$11.99	16.46%	$90,084	0.45%	1.67%	0.45%	1.66%	3.92%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$7.74	0.04	0.80	0.84	(0.05)	—	(0.05)	$8.53	10.86%	$7,414	1.20%	0.35%	(g)	(g)	2.12%
Year Ended October 31, 2005	$8.53	0.11	0.86	0.97	(0.12)	—	(0.12)	$9.38	11.46%	$11,761	1.21%	1.18%	(g)	(g)	6.51%
Year Ended October 31, 2006	$9.38	0.08	1.52	1.60	(0.13)	(0.19)	(0.32)	$10.66	17.39%	$16,890	1.19%	0.64%	1.19%	0.64%	4.80%
Year Ended October 31, 2007	$10.66	0.12	1.50	1.62	(0.21)	(0.23)	(0.44)	$11.84	15.62%	$21,967	1.19%	0.95%	1.19%	0.95%	3.92%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$7.73	0.04	0.80	0.84	(0.05)	—	(0.05)	$8.52	10.88%	$43,668	1.20%	0.32%	(g)	(g)	2.12%
Year Ended October 31, 2005	$8.52	0.12	0.86	0.98	(0.13)	—	(0.13)	$9.37	11.49%	$71,231	1.21%	1.16%	(g)	(g)	6.51%
Year Ended October 31, 2006	$9.37	0.07	1.52	1.59	(0.13)	(0.19)	(0.32)	$10.64	17.29%	$93,557	1.19%	0.65%	1.19%	0.64%	4.80%
Year Ended October 31, 2007	$10.64	0.12	1.49	1.61	(0.21)	(0.23)	(0.44)	$11.81	15.55%	$127,450	1.19%	0.95%	1.19%	0.95%	3.92%
Year Ended October 31, 2008

Class R2 Shares
Year Ended October 31, 2004	$7.74	0.07	0.82	0.89	(0.07)	—	(0.07)	$8.56	11.58%	$38	0.63%	0.93%	(g)	(g)	2.12%
Year Ended October 31, 2005	$8.56	0.18	0.86	1.04	(0.18)	—	(0.18)	$9.42	12.19%	$216	0.63%	1.47%	(g)	(g)	6.51%
Year Ended October 31, 2006	$9.42	0.16	1.49	1.65	(0.19)	(0.19)	(0.38)	$10.69	17.93%	$2,083	0.79%	0.88%	0.80%	0.88%	4.80%
Year Ended October 31, 2007	$10.69	0.21	1.46	1.67	(0.25)	(0.23)	(0.48)	$11.88	16.11%	$29,199	0.77%	1.19%	0.77%	1.19%	3.92%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	There were no fee reductions in this period.

(g)	For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

(h)	The amount is less than $0.005.

32 ï INVESTOR DESTINATIONS SERIES

SECTION 5 NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
												Ratio	Ratio of	Investment
			Net									of Net	Expenses	Income (Loss)
			Realized									Investment	(Prior to	(Prior to
	Net Asset		and							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Net	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Institutional Class Shares
Period Ended October 31, 2005 (f)	$9.31	0.09	0.25	0.34	(0.12)	—	(0.12)	$9.53	3.66%	$1	0.24%	1.39%	(g)	(g)	6.51%
Year Ended October 31, 2006	$9.53	0.22	1.50	1.72	(0.22)	(0.19)	(0.41)	$10.84	18.54%	$1,439	0.18%	1.74%	0.19%	1.73%	4.80%
Year Ended October 31, 2007	$10.84	0.28	1.48	1.76	(0.29)	(0.23)	(0.52)	$12.08	16.77%	$34,670	0.19%	1.80%	0.19%	1.80%	3.92%
Year Ended October 31, 2008

Service Class Shares
Year Ended October 31, 2004	$7.82	0.09	0.81	0.90	(0.09)	—	(0.09)	$8.63	11.50%	$282,486	0.59%	0.94%	0.60%	0.94%	2.12%
Year Ended October 31, 2005	$8.63	0.18	0.87	1.05	(0.18)	—	(0.18)	$9.50	12.18%	$439,966	0.62%	1.78%	(g)	(g)	6.51%
Year Ended October 31, 2006	$9.50	0.14	1.54	1.68	(0.19)	(0.19)	(0.38)	$10.80	18.04%	$676,249	0.59%	1.16%	0.60%	1.15%	4.80%
Year Ended October 31, 2007	$10.80	0.19	1.51	1.70	(0.26)	(0.23)	(0.49)	$12.01	16.20%	$914,796	0.59%	1.55%	0.59%	1.55%	3.92%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	For the period from December 29, 2004 (commencement of operations) through October 31, 2005.
(g)	There were no fee reductions in this period.

INVESTOR DESTINATIONS SERIES ï 33

SECTION 5 NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$8.35	0.12	0.75	0.87	(0.12)	—	(0.12)	$9.10	10.48%	$35,416	0.47%	1.37%	0.47%	1.37%	2.74%
Year Ended October 31, 2005	$9.10	0.21	0.74	0.95	(0.21)	(g)	(0.21)	$9.84	10.47%	$57,073	0.49%	2.10%	(f)	(f)	5.51%
Year Ended October 31, 2006	$9.84	0.18	1.33	1.51	(0.22)	(0.13)	(0.35)	$11.00	15.66%	$83,365	0.46%	1.65%	0.47%	1.64%	6.67%
Year Ended October 31, 2007	$11.00	0.25	1.31	1.56	(0.30)	(0.23)	(0.53)	$12.03	14.67%	$110,994	0.44%	2.09%	0.44%	2.09%	2.80%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$8.26	0.07	0.73	0.80	(0.07)	—	(0.07)	$8.99	9.66%	$19,546	1.19%	0.67%	1.19%	0.67%	2.74%
Year Ended October 31, 2005	$8.99	0.14	0.73	0.87	(0.14)	(g)	(0.14)	$9.72	9.74%	$30,177	1.21%	1.40%	(h)	(h)	5.51%
Year Ended October 31, 2006	$9.72	0.11	1.30	1.41	(0.15)	(0.13)	(0.28)	$10.85	14.83%	$39,399	1.19%	1.03%	1.20%	1.02%	6.67%
Year Ended October 31, 2007	$10.85	0.16	1.31	1.47	(0.23)	(0.23)	(0.46)	$11.86	13.87%	$44,366	1.18%	1.37%	1.18%	1.37%	2.80%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$8.27	0.07	0.72	0.79	(0.07)	—	(0.07)	$8.99	9.58%	$99,211	1.19%	0.66%	1.19%	0.66%	2.74%
Year Ended October 31, 2005	$8.99	0.14	0.73	0.87	(0.14)	(g)	(0.14)	$9.72	9.74%	$155,315	1.21%	1.39%	(h)	(h)	5.51%
Year Ended October 31, 2006	$9.72	0.11	1.31	1.42	(0.15)	(0.13)	(0.28)	$10.86	14.83%	$192,830	1.19%	1.03%	1.20%	1.02%	6.67%
Year Ended October 31, 2007	$10.86	0.16	1.30	1.46	(0.23)	(0.23)	(0.46)	$11.86	13.87%	$229,821	1.18%	1.37%	1.18%	1.37%	2.80%
Year Ended October 31, 2008

Class R2 Shares
Year Ended October 31, 2004	$8.26	0.10	0.75	0.85	(0.10)	—	(0.10)	$9.01	10.27%	$63	0.62%	1.19%	(f)	(f)	2.74%
Year Ended October 31, 2005	$9.01	0.20	0.74	0.94	(0.20)	(g)	(0.20)	$9.75	10.49%	$253	0.61%	1.92%	(f)	(f)	5.51%
Year Ended October 31, 2006	$9.75	0.20	1.27	1.47	(0.22)	(0.13)	(0.35)	$10.87	15.43%	$2,847	0.80%	1.73%	0.80%	1.72%	6.67%
Year Ended October 31, 2007	$10.87	0.24	1.27	1.51	(0.28)	(0.23)	(0.51)	$11.87	14.25%	$57,400	0.79%	1.69%	0.79%	1.69%	2.80%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2005 (h)	$9.67	0.12	0.20	0.32	(0.14)	—	(0.14)	$9.85	3.37%(f)	$1	0.24%(g)	1.73%(g)	(f)	(f)	5.51%
Year Ended October 31, 2006	$9.85	0.25	1.27	1.52	(0.25)	(0.13)	(0.38)	$10.99	15.84%	$3,864	0.19%	2.07%	0.20%	2.06%	6.67%
Year Ended October 31, 2007	$10.99	0.32	1.28	1.60	(0.33)	(0.23)	(0.56)	$12.03	14.96%	$65,584	0.19%	2.22%	0.19%	2.22%	2.80%
Year Ended October 31, 2008

Service Class Shares
Year Ended October 31, 2004	$8.34	0.11	0.74	0.85	(0.11)	—	(0.11)	$9.08	10.22%	$452,237	0.59%	1.26%	0.59%	1.26%	2.74%
Year Ended October 31, 2005	$9.08	0.20	0.75	0.95	(0.20)	(g)	(0.20)	$9.83	10.48%	$736,304	0.61%	1.98%	(f)	(f)	5.51%
Year Ended October 31, 2006	$9.83	0.17	1.32	1.49	(0.21)	(0.13)	(0.34)	$10.98	15.53%	$1,077,126	0.59%	1.54%	0.60%	1.54%	6.67%
Year Ended October 31, 2007	$10.98	0.24	1.32	1.56	(0.29)	(0.23)	(0.52)	$12.02	14.55%	$1,389,857	0.58%	1.97%	0.58%	1.97%	2.80%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	There were no fee reductions in this period.
(g)	The amount is less than $0.005.

(h)	For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

34 ï INVESTOR DESTINATIONS SERIES

SECTION 5 NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$9.01	0.17	0.58	0.75	(0.16)	—	(0.16)	$9.60	8.36%	$35,157	0.47%	1.78%	0.47%	1.78%	5.64%
Year Ended October 31, 2005	$9.60	0.23	0.52	0.75	(0.23)	(0.01)	(0.24)	$10.11	7.86%	$57,505	0.48%	2.35%	(f)	(f)	5.91%
Year Ended October 31, 2006	$10.11	0.23	1.00	1.23	(0.26)	(0.11)	(0.37)	$10.97	12.41%	$68,922	0.46%	2.16%	0.46%	2.15%	8.40%
Year Ended October 31, 2007	$10.97	0.30	0.93	1.23	(0.34)	(0.21)	(0.55)	$11.65	11.56%	$89,397	0.44%	2.59%	0.44%	2.59%	2.98%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$8.96	0.10	0.59	0.69	(0.10)	—	(0.10)	$9.55	7.72%	$19,504	1.19%	1.07%	1.19%	1.07%	5.64%
Year Ended October 31, 2005	$9.55	0.16	0.50	0.66	(0.16)	(0.01)	(0.17)	$10.04	6.96%	$28,907	1.20%	1.66%	(f)	(f)	5.91%
Year Ended October 31, 2006	$10.04	0.15	0.99	1.14	(0.18)	(0.11)	(0.29)	$10.89	11.61%	$35,437	1.18%	1.51%	1.19%	1.50%	8.40%
Year Ended October 31, 2007	$10.89	0.20	0.92	1.12	(0.25)	(0.21)	(0.46)	$11.55	10.64%	$38,475	1.18%	1.85%	1.18%	1.85%	2.98%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$8.94	0.10	0.58	0.68	(0.10)	—	(0.10)	$9.52	7.67%	$102,058	1.19%	1.07%	1.19%	1.07%	5.64%
Year Ended October 31, 2005	$9.52	0.16	0.50	0.66	(0.16)	(0.01)	(0.17)	$10.01	6.98%	$150,491	1.20%	1.66%	(f)	(f)	5.91%
Year Ended October 31, 2006	$10.01	0.16	0.99	1.15	(0.19)	(0.11)	(0.30)	$10.86	11.65%	$184,788	1.18%	1.51%	1.19%	1.51%	8.40%
Year Ended October 31, 2007	$10.86	0.21	0.92	1.13	(0.26)	(0.21)	(0.47)	$11.52	10.69%	$212,829	1.18%	1.86%	1.18%	1.86%	2.98%
Year Ended October 31, 2008

Class R2 Shares
Year Ended October 31, 2004	$8.96	0.13	0.60	0.73	(0.13)	—	(0.13)	$9.56	8.19%	$42	0.62%	1.79%	(f)	(f)	5.64%
Year Ended October 31, 2005	$9.56	0.22	0.51	0.73	(0.22)	(0.01)	(0.23)	$10.06	7.68%	$199	0.61%	2.09%	(f)	(f)	5.91%
Year Ended October 31, 2006	$10.06	0.22	0.97	1.19	(0.25)	(0.11)	(0.36)	$10.89	12.11%	$4,026	0.79%	1.88%	0.79%	1.87%	8.40%
Year Ended October 31, 2007	$10.89	0.27	0.91	1.18	(0.31)	(0.21)	(0.52)	$11.55	11.17%	$53,930	0.76%	2.21%	0.76%	2.21%	2.98%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2005 (g)	$10.02	0.18	0.09	0.27	(0.17)	—	(0.17)	$10.12	2.71%	$1	0.23%	2.45%	(f)	(f)	5.91%
Year Ended October 31, 2006	$10.12	0.27	0.99	1.26	(0.29)	(0.11)	(0.40)	$10.98	12.69%	$3,119	0.21%	2.55%	0.21%	2.54%	8.40%
Year Ended October 31, 2007	$10.98	0.33	0.91	1.24	(0.36)	(0.21)	(0.57)	$11.65	11.73%	$81,100	0.19%	2.78%	0.19%	2.78%	2.98%
Year Ended October 31, 2008

Service Class Shares
Year Ended October 31, 2004	$8.99	0.16	0.59	0.75	(0.15)	—	(0.15)	$9.59	8.34%	$487,130	0.59%	1.66%	0.59%	1.66%	5.64%
Year Ended October 31, 2005	$9.59	0.22	0.51	0.73	(0.22)	(0.01)	(0.23)	$10.09	7.66%	$934,203	0.60%	2.24%	(f)	(f)	5.91%
Year Ended October 31, 2006	$10.09	0.22	1.00	1.22	(0.25)	(0.11)	(0.36)	$10.95	12.30%	$1,152,756	0.58%	2.05%	0.59%	2.04%	8.40%
Year Ended October 31, 2007	$10.95	0.27	0.93	1.20	(0.32)	(0.21)	(0.53)	$11.62	11.33%	$1,371,857	0.58%	2.45%	0.58%	2.45%	2.98%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	There were no fee reductions in this period.

(g)	For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

INVESTOR DESTINATIONS SERIES ï 35

SECTION 5 NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$9.44	0.19	0.44	0.63	(0.19)	—	(0.19)	$9.88	6.71%	$11,157	0.52%	2.12%	0.52%	2.12%	6.66%
Year Ended October 31, 2005	$9.88	0.26	0.31	0.57	(0.26)	(0.01)	(0.27)	$10.18	5.78%	$16,923	0.54%	2.57%	0.54%	2.57%	8.37%
Year Ended October 31, 2006	$10.18	0.28	0.64	0.92	(0.29)	(0.17)	(0.46)	$10.64	9.24%	$27,244	0.48%	2.65%	0.49%	2.65%	12.64%
Year Ended October 31, 2007	$10.64	0.32	0.65	0.97	(0.35)	(0.26)	(0.61)	$11.00	9.42%	$29,097	0.46%	3.06%	0.46%	3.06%	12.07%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$9.44	0.13	0.43	0.56	(0.12)	—	(0.12)	$9.88	5.99%	$4,606	1.21%	1.41%	(f)	(f)	6.66%
Year Ended October 31, 2005	$9.88	0.20	0.31	0.51	(0.20)	(0.01)	(0.21)	$10.18	5.08%	$6,002	1.22%	1.90%	1.22%	1.90%	8.37%
Year Ended October 31, 2006	$10.18	0.20	0.65	0.85	(0.22)	(0.17)	(0.39)	$10.64	8.49%	$7,376	1.20%	1.98%	1.21%	1.97%	12.64%
Year Ended October 31, 2007	$10.64	0.24	0.64	0.88	(0.27)	(0.26)	(0.53)	$10.99	8.53%	$7,750	1.20%	2.30%	1.20%	2.30%	12.07%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$9.42	0.13	0.43	0.56	(0.13)	—	(0.13)	$9.85	5.99%	$26,760	1.22%	1.42%	(f)	(f)	6.66%
Year Ended October 31, 2005	$9.85	0.18	0.31	0.49	(0.19)	(0.01)	(0.20)	$10.14	5.01%	$39,545	1.22%	1.90%	1.22%	1.90%	8.37%
Year Ended October 31, 2006	$10.14	0.20	0.66	0.86	(0.22)	(0.17)	(0.39)	$10.61	8.50%	$41,108	1.20%	1.97%	1.21%	1.97%	12.64%
Year Ended October 31, 2007	$10.61	0.24	0.64	0.88	(0.27)	(0.26)	(0.53)	$10.96	8.66%	$45,139	1.20%	2.30%	1.20%	2.30%	12.07%
Year Ended October 31, 2008

Class R2 Shares
Year Ended October 31, 2004	$9.45	0.20	0.42	0.62	(0.16)	—	(0.16)	$9.91	6.55%	$1	0.60%	2.01%	(f)	(f)	6.66%
Year Ended October 31, 2005	$9.91	0.25	0.31	0.56	(0.24)	(0.01)	(0.25)	$10.22	5.73%	$1	0.65%	2.54%	0.65%	2.54%	8.37%
Year Ended October 31, 2006	$10.22	0.28	0.65	0.93	(0.29)	(0.17)	(0.46)	$10.69	9.19%	$620	0.81%	2.53%	0.82%	2.52%	12.64%
Year Ended October 31, 2007	$10.69	0.30	0.63	0.93	(0.34)	(0.26)	(0.60)	$11.02	9.04%	$17,913	0.83%	2.78%	0.83%	2.78%	12.07%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2005 (g)	$10.17	0.23	0.04	0.27	(0.20)	—	(0.20)	$10.24	3.70%	$1	0.29%	3.17%	(f)	(f)	8.37%
Year Ended October 31, 2006	$10.24	0.31	0.65	0.96	(0.32)	(0.17)	(0.49)	$10.71	9.58%	$905	0.20%	3.05%	0.21%	3.04%	12.64%
Year Ended October 31, 2007	$10.71	0.36	0.64	1.00	(0.38)	(0.26)	(0.64)	$11.07	9.64%	$13,890	0.21%	3.30%	0.21%	3.30%	12.07%
Year Ended October 31, 2008

Service Class Shares
Year Ended October 31, 2004	$9.47	0.19	0.43	0.62	(0.18)	—	(0.18)	$9.91	6.59%	$136,368	0.61%	2.01%	0.61%	2.01%	6.66%
Year Ended October 31, 2005	$9.91	0.25	0.31	0.56	(0.25)	(0.01)	(0.26)	$10.21	5.67%	$195,790	0.62%	2.49%	0.62%	2.49%	8.37%
Year Ended October 31, 2006	$10.21	0.26	0.66	0.92	(0.28)	(0.17)	(0.45)	$10.68	9.18%	$241,726	0.60%	2.53%	0.61%	2.52%	12.64%
Year Ended October 31, 2007	$10.68	0.32	0.63	0.95	(0.34)	(0.26)	(0.60)	$11.03	9.15%	$297,623	0.60%	2.99%	0.60%	2.99%	12.07%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	There were no fee reductions in this period.

(g)	For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

36 ï INVESTOR DESTINATIONS SERIES

SECTION 5 NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$9.88	0.22	0.25	0.47	(0.22)	—	(0.22)	$10.13	4.84%	$5,008	0.50%	2.43%	0.51%	2.43%	11.67%
Year Ended October 31, 2005	$10.13	0.24	0.12	0.36	(0.27)	(0.05)	(0.32)	$10.17	3.67%	$28,965	0.53%	2.85%	0.53%	2.85%	13.42%
Year Ended October 31, 2006	$10.17	0.34	0.32	0.66	(0.31)	(0.12)	(0.43)	$10.40	6.68%	$18,384	0.48%	2.98%	0.48%	2.97%	36.51%
Year Ended October 31, 2007	$10.40	0.37	0.31	0.68	(0.37)	(0.15)	(0.52)	$10.56	6.78%	$20,102	0.47%	3.54%	0.47%	3.54%	10.69%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$9.87	0.15	0.25	0.40	(0.15)	—	(0.15)	$10.12	4.12%	$3,437	1.23%	1.70%	(f)	(f)	11.67%
Year Ended October 31, 2005	$10.12	0.21	0.08	0.29	(0.20)	(0.05)	(0.25)	$10.16	3.02%	$4,010	1.22%	2.10%	1.22%	2.10%	13.42%
Year Ended October 31, 2006	$10.16	0.24	0.34	0.58	(0.24)	(0.12)	(0.36)	$10.38	5.89%	$3,841	1.21%	2.36%	1.22%	2.35%	36.51%
Year Ended October 31, 2007	$10.38	0.29	0.31	0.60	(0.29)	(0.15)	(0.44)	$10.54	6.01%	$3,701	1.20%	2.81%	1.21%	2.81%	10.69%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$9.85	0.16	0.24	0.40	(0.16)	—	(0.16)	$10.09	4.10%	$13,683	1.24%	1.69%	(f)	(f)	11.67%
Year Ended October 31, 2005	$10.09	0.21	0.08	0.29	(0.20)	(0.05)	(0.25)	$10.13	2.95%	$19,106	1.23%	2.10%	1.23%	2.10%	13.42%
Year Ended October 31, 2006	$10.13	0.25	0.34	0.59	(0.25)	(0.12)	(0.37)	$10.35	5.92%	$18,474	1.21%	2.36%	1.22%	2.36%	36.51%
Year Ended October 31, 2007	$10.35	0.29	0.32	0.61	(0.30)	(0.15)	(0.45)	$10.51	6.04%	$21,304	1.21%	2.81%	1.21%	2.81%	10.69%
Year Ended October 31, 2008

Class R2 Shares
Year Ended October 31, 2004	$9.87	0.22	0.24	0.46	(0.18)	—	(0.18)	$10.15	4.73%	$1	0.62%	2.30%	(f)	(f)	11.67%
Year Ended October 31, 2005	$10.15	0.22	0.14	0.36	(0.26)	(0.05)	(0.31)	$10.20	3.65%	$3	0.65%	2.67%	0.65%	2.67%	13.42%
Year Ended October 31, 2006	$10.20	0.26	0.38	0.64	(0.32)	(0.12)	(0.44)	$10.40	6.46%	$503	0.83%	3.03%	0.83%	3.02%	36.51%
Year Ended October 31, 2007	$10.40	0.31	0.34	0.65	(0.35)	(0.15)	(0.50)	$10.55	6.44%	$7,900	0.83%	3.17%	0.83%	3.17%	10.69%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2005 (g)	$10.20	0.27	(0.02)	0.25	(0.22)	—	(0.22)	$10.23	2.44%	$1	0.28%	3.74%	0.28%	3.74%	13.42%
Year Ended October 31, 2006	$10.23	0.33	0.37	0.70	(0.35)	(0.12)	(0.47)	$10.46	6.91%	$159	0.22%	3.68%	0.23%	3.68%	36.51%
Year Ended October 31, 2007	$10.46	0.38	0.33	0.71	(0.40)	(0.15)	(0.55)	$10.62	7.12%	$5,020	0.22%	3.77%	0.22%	3.77%	10.69%
Year Ended October 31, 2008

Service Class Shares
Year Ended October 31, 2004	$9.90	0.23	0.23	0.46	(0.21)	—	(0.21)	$10.15	4.69%	$101,261	0.61%	2.31%	0.63%	2.29%	11.67%
Year Ended October 31, 2005	$10.15	0.27	0.09	0.36	(0.26)	(0.05)	(0.31)	$10.20	3.62%	$137,589	0.62%	2.70%	0.63%	2.70%	13.42%
Year Ended October 31, 2006	$10.20	0.31	0.34	0.65	(0.31)	(0.12)	(0.43)	$10.42	6.52%	$167,499	0.61%	2.95%	0.62%	2.95%	36.51%
Year Ended October 31, 2007	$10.42	0.35	0.32	0.67	(0.36)	(0.15)	(0.51)	$10.58	6.64%	$190,120	0.61%	3.41%	0.61%	3.41%	10.69%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	There were no fee reductions in this period.

(g)	For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

INVESTOR DESTINATIONS SERIES ï 37

APPENDIX

Additional Information about Investments, Investment Strategies and Risks

Investment Strategies

The Investor Destinations Funds strive to provide shareholders with a high level of diversification across major asset classes primarily through both professionally designed, risk-based allocation models and professionally selected investments in the Underlying Funds.

First, the Adviser determines each Fund’s target asset class allocation. The Adviser bases this decision on each Fund’s target risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes. The Adviser has engaged Ibbotson Associates Advisors LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. that provides asset allocation consulting services, to develop recommended target allocations to the asset classes within each Fund. However, the Adviser ultimately has sole responsibility for determining each Fund’s target allocation range, asset class allocation and its investments in Underlying Funds.

Second, once the asset allocation is determined, the Adviser selects the Underlying Funds. In general, a Fund may not invest in all Underlying Funds identified in the Appendix, but instead may select a limited number of Underlying Funds considered most appropriate for each Fund’s investment objective and target risk level. In selecting Underlying Funds, the Adviser considers a variety of factors in the context of current economic and market conditions, including the Underlying Fund’s investment strategy, risk profile and historical performance.

The potential rewards and risks associated with each Fund depend on both the asset class allocation and the chosen mix of Underlying Funds. The Adviser periodically reviews target asset class allocations and continually monitors the mix of Underlying Funds, and will make changes either to the target asset class allocations, the mix of Underlying Funds, or the Underlying Funds themselves in order to meet the investment objective. There can be no guarantee that any of the Funds will meet its respective objective.

Most of the Underlying Funds follow passive investment strategies. Their portfolio managers do not buy or sell securities based on analysis of economic, market or individual security analysis. Instead, the portfolio managers of the Underlying Funds seek to assemble portfolios of securities expected to approximately match the performance of specifically designated indexes. The portfolio managers generally make changes to Underlying Fund portfolio holdings only as needed to maintain alignment with the respective index. A potential benefit of passively managed index funds is relatively low shareholder expenses, which can enhance their total returns.

Principal Risks of the Underlying Funds and Other Investments

Performance risk – the assets of each Fund are invested in Underlying Funds, including the Nationwide Contract, and money market instruments, which means that the investment performance of each Fund is directly related to the investment performance of these underlying investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Fund’s investment performance. There can be no assurance that the investment objective of any Fund or any Underlying Fund will be achieved.

Modifications to the Underlying Funds – any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Funds that invest in the Underlying Funds.

Asset allocation risk – because the Underlying Funds, including the Nationwide Contract, represent different asset classes, each Investor Destinations Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.

Foreign custody risk – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Currency exchange risk – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when

38 ï INVESTOR DESTINATIONS SERIES

APPENDIX (cont.)

the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Extension risk – the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the duration of the securities held by the Underlying Fund, making their prices more sensitive to rate changes and more volatile if the market perceives the securities’ interest rates to be too low for a longer-term investment.

Prepayment risk – the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of mortgage- and asset-backed securities may, therefore, repay principal in advance. This forces an Underlying Fund to reinvest the proceeds from the principal prepayments at lower prevailing interest rates, which reduces the Underlying Fund’s income.

In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage- or asset-backed security and that security is prepaid, the Underlying Fund may not recover the premium, resulting in a capital loss.

Temporary investments – each of the Funds intends to be fully invested in accordance with its investment objective and strategies under normal circumstances. However, pending investment of cash balances or anticipated redemption activity, or if the Adviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which a Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which a Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

Following is a description of the Underlying Funds that are currently eligible for each asset class. The mix of Underlying Funds held by an individual Fund depends on its target allocation and the portfolio manager’s assessment of current economic and market conditions. The following list of eligible Underlying Funds is subject to change at any time and without notice. Prospectuses for the Underlying Funds should be referred to for more information.

U.S. Stocks – Large Cap

NATIONWIDE S&P 500 INDEX FUND seeks to approximately match the performance and yield of the S&P 500® Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The Fund employs a “passive” management approach and does not necessarily invest in all of the common stocks in the S&P 500®, or in the same weightings; however, under normal conditions, the Fund invests at least 80% of its assets in a statistically selected sample of equity securities of companies included in the S&P 500® and in derivative instruments linked to the S&P 500®. The Fund’s portfolio consists of a statistically selected sample of stocks in the S&P 500® and in derivative instruments linked to the S&P 500®, primarily exchange traded futures contracts. As a result, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500® as a whole. The Fund may also engage in securities lending.

The Funds may also invest in other funds that seek to match the performance of the S&P 500® Index.

U.S. Stocks – Mid Cap

NATIONWIDE MID CAP MARKET INDEX FUND seeks to match the performance of the S&P Mid Cap 400® Index as closely as possible before the deduction of Fund expenses. The S&P Mid Cap 400® is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and, under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400®, or in the same weightings as in the S&P 400®; however, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400® as a whole. The Fund may also engage in securities lending.

The Funds may also invest in other funds that seek to match the performance of the S&P Mid Cap 400® Index.

U.S. Stocks – Small Cap

NATIONWIDE SMALL CAP INDEX FUND seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses. The Russell 2000® is a market weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of its

INVESTOR DESTINATIONS SERIES ï 39

APPENDIX (cont.)

net assets in a statistically selected sample of equity securities of companies included in the Russell 2000® and in derivative instruments linked to the Russell 2000®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000®, or in the same weightings. However, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000® Index as a whole. The Fund may also engage in securities lending.

The Funds may also invest in other funds that seek to match the performance of the Russell 2000® Index.

International Stocks

NATIONWIDE INTERNATIONAL INDEX FUND seeks to match the performance of the MSCI Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of Fund expenses. The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the Index, primarily exchange traded futures contracts. The Fund may also use forward foreign exchange contracts. The Fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE Index or in the same weightings; however, the Fund’s market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole. The Fund may also engage in securities lending.

The Funds may also invest in other funds that seek to match the performance of the MSCI EAFE Index.

Bonds

NATIONWIDE BOND INDEX FUND seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index (formerly, Lehman Brothers U.S. Aggregate Index) (“Index”) as closely as possible before the deduction of Fund expenses. The Index primarily includes different types of dollar-denominated investment grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The Fund employs a “passive” management approach and invests in a statistically selected sample of bonds that are included in or correlated with the Index and in derivative instruments linked to the Index or securities within it. The Fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The Fund may invest in bonds outside the Index if their characteristics such as maturity, duration or credit quality are similar to bonds within it. As a result, the Fund’s exposure to interest rate, credit or prepayment risks may differ from that of the Index. The Fund may also engage in securities lending.

The Funds may also invest in other funds that seek to match the performance of the Index.

Short–Term Bonds

THE NATIONWIDE CONTRACT is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed. The Funds’ portfolio management team believes the stable nature of the Nationwide Contract should reduce a Fund’s volatility and overall risk, especially when stock and bond markets decline simultaneously. However, under certain market conditions a Fund’s investment in the Nationwide contract could hamper its performance.

NATIONWIDE SHORT DURATION BOND FUND seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value. Under normal circumstances, the Fund invests primarily in U.S. government securities, U.S. government agency securities and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities and asset-backed securities, and may invest in fixed income securities that pay interest on either a fixed-rate or variable-rate basis. The Fund is managed so that its duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value.

NATIONWIDE ENHANCED INCOME FUND seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor’s account value. Under normal market conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The Fund is managed so that its duration will be between 6 months and one year, and will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the Fund’s duration or to minimize fluctuation of the Fund’s market value.

40 ï INVESTOR DESTINATIONS SERIES

APPENDIX (cont.)

Money Market Instruments

NATIONWIDE MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity will be 90 days or less.

The Funds may also invest in other funds that invest primarily in short-term fixed income investments, including money market instruments.

The SAI contains more information on the Funds’ investments and strategies and can be requested using the addresses and telephone numbers on the back of this prospectus.

Selective Disclosure of Portfolio Holdings

Each Investor Destinations Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

INVESTOR DESTINATIONS SERIES ï 41

Information from Nationwide Funds

Please read this Prospectus before you invest, and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this Prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•	Semiannual Reports

To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or phone number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please call 800-848-0920 for information.

For additional information contact:

By Regular Mail:
Nationwide Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

By Overnight Mail:
Nationwide Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Representatives are available 8 a.m. - 9 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the Nationwide Funds’ website at www.nationwidefunds.com.

Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov,
•	by electronic request to publicinfo@sec.gov,
•	in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090), or

•	By mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

The Nationwide frame mark and On Your Side are federally registered service marks of Nationwide Mutual Insurance Company. Nationwide Funds is a service mark of Nationwide Mutual Insurance Company.

©2009 Nationwide Funds Group. All rights reserved.	PR-ID 2/09

Nationwide Target Destination Funds
Fund Prospectus
February   , 2009

Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

Fund and Class	Ticker

Nationwide Destination 2010 Fund Class A	NWDAX

Nationwide Destination 2010 Fund Class C	NWDCX

Nationwide Destination 2010 Fund Class R1	NWDRX

Nationwide Destination 2010 Fund Class R2	NWDBX

Nationwide Destination 2010 Fund Institutional Class	NWDIX

Nationwide Destination 2010 Fund Institutional Service Class	NWDSX

Nationwide Destination 2015 Fund Class A	NWEAX

Nationwide Destination 2015 Fund Class C	NWECX

Nationwide Destination 2015 Fund Class R1	NWERX

Nationwide Destination 2015 Fund Class R2	NWEBX

Nationwide Destination 2015 Fund Institutional Class	NWEIX

Nationwide Destination 2015 Fund Institutional Service Class	NWESX

Nationwide Destination 2020 Fund Class A	NWAFX

Nationwide Destination 2020 Fund Class C	NWFCX

Nationwide Destination 2020 Fund Class R1	NWFRX

Nationwide Destination 2020 Fund Class R2	NWFTX

Nationwide Destination 2020 Fund Institutional Class	NWFIX

Nationwide Destination 2020 Fund Institutional Service Class	NWFSX

Nationwide Destination 2025 Fund Class A	NWHAX

Nationwide Destination 2025 Fund Class C	NWHCX

Nationwide Destination 2025 Fund Class R1	NWHRX

Nationwide Destination 2025 Fund Class R2	NWHBX

Nationwide Destination 2025 Fund Institutional Class	NWHIX

Nationwide Destination 2025 Fund Institutional Service Class	NWHSX

Nationwide Destination 2030 Fund Class A	NWIAX

Nationwide Destination 2030 Fund Class C	NWICX

Nationwide Destination 2030 Fund Class R1	NWIRX

Nationwide Destination 2030 Fund Class R2	NWBIX

Nationwide Destination 2030 Fund Institutional Class	NWIIX

Nationwide Destination 2030 Fund Institutional Service Class	NWISX

Nationwide Destination 2035 Fund Class A	NWLAX

Nationwide Destination 2035 Fund Class C	NWLCX

Nationwide Destination 2035 Fund Class R1	NWLRX

Nationwide Destination 2035 Fund Class R2	NWLBX

Nationwide Destination 2035 Fund Institutional Class	NWLIX

Nationwide Destination 2035 Fund Institutional Service Class	NWLSX

Nationwide Destination 2040 Fund Class A	NWMAX

Nationwide Destination 2040 Fund Class C	NWMCX

Nationwide Destination 2040 Fund Class R1	NWMRX

Nationwide Destination 2040 Fund Class R2	NWMDX

Nationwide Destination 2040 Fund Institutional Class	NWMHX

Nationwide Destination 2040 Fund Institutional Service Class	NWMSX

Nationwide Destination 2045 Fund Class A	NWNAX

Nationwide Destination 2045 Fund Class C	NWNCX

Nationwide Destination 2045 Fund Class R1	NWNRX

Nationwide Destination 2045 Fund Class R2	NWNBX

Nationwide Destination 2045 Fund Institutional Class	NWNIX

Nationwide Destination 2045 Fund Institutional Service Class	NWNSX

Nationwide Destination 2050 Fund Class A	NWOAX

Nationwide Destination 2050 Fund Class C	NWOCX

Nationwide Destination 2050 Fund Class R1	NWORX

Nationwide Destination 2050 Fund Class R2	NWOBX

Nationwide Destination 2050 Fund Institutional Class	NWOIX

Nationwide Destination 2050 Fund Institutional Service Class	NWOSX

Nationwide Retirement Income Fund Class A	NWRAX

Nationwide Retirement Income Fund Class C	NWRCX

Nationwide Retirement Income Fund Class R1	NWRRX

Nationwide Retirement Income Fund Class R2	NWRBX

Nationwide Retirement Income Fund Institutional Class	NWRIX

Nationwide Retirement Income Fund Institutional Service Class	NWRSX

3	Section 1: Fund Summaries and Performance
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund
Fund Management

24	Section 2: Investing With Nationwide Funds
Choosing a Share Class
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Buying Shares
Fair Valuation
In-Kind Purchases
Customer Identification Information
Accounts with Low Balances
Exchanging Shares
Automatic Withdrawal Program
Selling Shares
Excessive or Short-Term Trading
Exchange and Redemption Fees

37	Section 3: Distributions and Taxes

39	Section 4: Multi-Manager Structure

40	Section 5: Financial Highlights

50	Appendix
Additional Information about Investments, Investment Strategies and Risks
Selective Disclosure of Portfolio Holdings

TARGET DESTINATION SERIES ï 1

Nationwide Target Destination Funds

Introduction to the Target Destination Funds

This prospectus provides information about the ten mutual funds identified below (the “Funds”), the shares of which are offered by Nationwide Mutual Funds (the “Trust” or “Nationwide Funds”).

Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund

Each Fund is intended to:

•	provide a solution for investors seeking to achieve their retirement financial objectives through a professionally developed asset allocation program.

•	maximize long-term investment return through broadly diversified investment options tailored to a specific target retirement date.

Each Fund is a “fund-of-funds” that invests in affiliated and unaffiliated mutual funds (including exchange-traded funds) and short-term investments representing a variety of asset classes.

A Note about Share Classes

Each Fund has six different share classes—Class A, Class C, Class R1, Class R2, Institutional Service Class and Institutional Class. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Although each Fund is currently managed by Nationwide Fund Advisors, the Funds’ investment adviser (“NFA” or the “Adviser”), each Fund may employ a “multi-manager” structure, which means that the Adviser, as each Fund’s investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with the Adviser, for a Fund without shareholder approval. The Adviser believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See Section 4, Multi-Manager Structure for more information.

2 ï TARGET DESTINATION SERIES

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE

Investment Objective

Each Fund (except the Nationwide Retirement Income Fund) seeks capital appreciation and income consistent with its current asset allocation. The Nationwide Retirement Income Fund seeks to provide current income consistent with capital preservation and, as a secondary investment objective, capital appreciation. A Fund’s investment objective is non-fundamental and can be changed without shareholder approval.

Principal Strategies

Each Fund seeks to achieve its objective by investing in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the target date designated in the Fund’s name (or, in the case of the Nationwide Retirement Income Fund, have reached the approximate age of 85 years). Depending on its proximity to its target date, each Fund employs a different combination of investments among different asset classes in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, each Fund’s allocations to different asset classes will become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

Choosing a Fund with an earlier target retirement date represents a more conservative approach, with typically greater investment in bonds and short-term investments. Choosing a Fund with a later target retirement date represents a more aggressive approach, with typically greater investment in stocks.

At a Fund’s target date, the Fund will continue to become more conservative over the next 20 years. When a Fund reaches 20 years beyond its target date, the Adviser expects to recommend that the Trust’s Board of Trustees approve combining such Fund with the Nationwide Retirement Income Fund, which offers investors the most conservative allocation scheme and the most income-oriented portfolio available among the Funds. If the combination is approved and applicable regulatory requirements are met, the Fund’s shareholders would then become shareholders of the Nationwide Retirement Income Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.

The asset classes in which the Funds may invest include, but are not limited to, U.S. stocks, international and emerging market stocks, real estate investment trusts (“REITs”), commodity-linked instruments, bonds (U.S., international and emerging markets) and short-term investments.

Each Fund is a “fund-of-funds” that invests in underlying portfolios of Nationwide Funds and unaffiliated mutual funds (including exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”) that collectively represent several asset classes. Many of the Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Funds also invest in certain non-index Underlying Funds, which also invest directly in equity, bond or other securities, but which feature a more active approach to portfolio management. You could purchase shares of most of the Underlying Funds directly. However, the Funds offer the added benefits of a professional asset allocation program at a risk level considered appropriate to each Fund’s target date and an extra measure of diversification.

For each Fund, the Adviser establishes an anticipated allocation among different asset classes based on the year identified in the Fund’s name. Within each anticipated asset class allocation, the Adviser selects the Underlying Funds and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Fund’s portfolio manager reviews the allocations among the asset classes and Underlying Funds on a routine basis. The Adviser will make changes to these allocations from time to time as appropriate to the risk profile and individual strategies of each Fund and in order to help achieve each Fund’s investment objective. The Funds generally assume an investor’s target retirement age of 65; this age is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. Investors also should be aware that the Funds are not a complete financial solution to one’s retirement needs—you should consider many factors when selecting a target retirement date, such as when to retire, what your financial needs will be, and what other sources of income you may have.

TARGET DESTINATION SERIES ï 3

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Listed in the tables below for each Fund are the target allocations for the different asset classes that have been established by the Adviser as of the date of this Prospectus. These asset class allocations will change over time in order to meet each Fund’s objective or as economic and/or market conditions warrant. Until a stated target allocation is itself changed, day-to-day market activity will likely cause a Fund’s asset allocations to fluctuate from the stated target.

Under ordinary circumstances, the Adviser will rebalance the assets of each Fund periodically in order to conform its actual allocations to those stated in the then current prospectus. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

ASSET CLASSES	TARGET ASSET ALLOCATIONS
	2010	2015	2020	2025	2030
	Fund	Fund	Fund	Fund	Fund

U.S. STOCKS

U.S. Large Cap	25%	25%	26%	28%	30%

(Consists of Underlying Funds that generally invest in companies with market capitalizations similar to companies in the Standard & Poor’s 500® Index.)

U.S. Mid Cap	9%	9%	10%	12%	13%

(Consists of Underlying Funds that generally invest in companies with market capitalizations similar to companies in the S&P Mid Cap 400® Index.)

U.S. Small Cap	4%	5%	6%	8%	8%

(Consists of Underlying Funds that generally invest in companies with market capitalizations similar to companies in the Russell 2000® Index.)

INTERNATIONAL STOCKS	13%	15%	17%	18%	21%

EMERGING MARKET STOCKS	2%	2%	3%	3%	4%

REITS	2%	2%	3%	3%	3%

COMMODITIES	4%	4%	4%	4%	5%

INTERMEDIATE TERM BONDS	12%	14%	16%	13%	11%

INFLATION-PROTECTED BONDS	12%	11%	9%	7%	4%

HIGH YIELD BONDS	2%	1%	0%	0%	0%

INTERNATIONAL BONDS	5%	4%	0%	0%	0%

SHORT-TERM BONDS	8%	7%	5%	3%	0%

MONEY MARKET INSTRUMENTS	2%	1%	1%	1%	1%

4 ï TARGET DESTINATION SERIES

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

ASSET CLASSES	TARGET ASSET ALLOCATIONS
	2035	2040	2045	2050	Retirement
	Fund	Fund	Fund	Fund	Income Fund

U.S. STOCKS

U.S. Large Cap	30%	32%	30%	28%	18%

(Consists of Underlying Funds that generally invest in companies with market capitalizations similar to companies in the Standard & Poor’s 500® Index.)

U.S. Mid Cap	13%	13%	13%	13%	2%

(Consists of Underlying Funds that generally invest in companies with market capitalizations similar to companies in the S&P Mid Cap 400® Index.)

U.S. Small Cap	10%	12%	12%	12%	0%

(Consists of Underlying Funds that generally invest in companies with market capitalizations similar to companies in the Russell 2000® Index.)

INTERNATIONAL STOCKS	23%	24%	24%	25%	5%

EMERGING MARKET STOCKS	4%	5%	6%	7%	0%

REITS	4%	4%	5%	5%	2%

COMMODITIES	5%	5%	5%	5%	3%

INTERMEDIATE TERM BONDS	10%	4%	4%	4%	7%

INFLATION-PROTECTED BONDS	0%	0%	0%	0%	24%

HIGH YIELD BONDS	0%	0%	0%	0%	2%

INTERNATIONAL BONDS	0%	0%	0%	0%	8%

SHORT-TERM BONDS	0%	0%	0%	0%	18%

MONEY MARKET INSTRUMENTS	1%	1%	1%	1%	11%

Principal Risks

There is no guarantee that a Fund will achieve its investment objective.

Investments in each Fund are subject to risks related to the Fund’s allocation strategy. In general, a Fund with a later target date is expected to be more volatile, and thus riskier, because of its greater allocation to equity securities than a Fund with an earlier target date. A Fund at its target date through the next 20 years is expected to be less volatile than a Fund in its “pre-target date” stage. The Nationwide Retirement Income Fund, which is the vehicle intended to serve investors who are approximately 20 years beyond a Fund’s target date, is expected to be the least volatile of the Funds due to the Nationwide Retirement Income Fund’s further reduced exposure to equity securities. Because a Fund’s allocation may not match a particular investor’s retirement goal, an investor may find that he or she does not have the desired level of retirement assets available when the investor has a need to withdraw funds.

As with any mutual fund, the value of each Fund’s investments—and therefore, the value of each Fund’s shares—may fluctuate. These changes may occur because of the following risks:

Risks Associated with the Funds

Asset allocation risk – Each Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. Each Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it.

Performance risk – Each Fund’s investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance could be negatively affected. There can be no assurance that any Fund or Underlying Fund will achieve its investment objective.

Retirement goal risk – An investor may have different retirement needs than the allocation model anticipates.

TARGET DESTINATION SERIES ï 5

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Risks applicable to a fund-of-funds structure – there are certain risks associated with a structure whereby a Target Destination Fund invests primarily in other mutual funds. In managing the Target Destination Funds, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to most of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Target Destination Funds. It is important to note, however, that, the Adviser has a fiduciary duty to each Target Destination Fund and must act in each Target Destination Fund’s best interests. In addition, the day-to-day management of the Underlying Funds, for which the Adviser is also the investment adviser, is conducted by their respective subadvisers.

Risks Associated with Stocks

Stock market risk – refers to the possibility that an Underlying Fund could lose value if the individual equity securities in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline in price. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-capitalization stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Mid-cap and small-cap risk – to the extent an Underlying Fund invests in stocks of small and mid-sized companies, it may be subject to increased risk. Investments in medium-sized and smaller, newer companies may involve greater risk than investments in larger, more established companies because the stocks of mid-cap and small-cap companies are usually less stable in price and less liquid.

Risks Associated with International Stocks and Bonds

Foreign securities risk – the risk that international stocks and bonds may be more volatile, harder to price, and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Underlying Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

To the extent that an Underlying Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

Foreign custody risk – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Currency exchange risk – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Risks Associated with Bonds and Short-Term Investments

Interest rate risk – the risk that the value of debt securities held by an Underlying Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes.

6 ï TARGET DESTINATION SERIES

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Credit risk – the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities an Underlying Fund owns. This risk is particularly high for high-yield bonds and lower-rated convertible securities.

Inflation risk – the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from an Underlying Fund.

Extension risk – the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the duration of the securities held by an Underlying Fund and making their prices more sensitive to rate changes and more volatile if the market perceives the securities’ interest rates to be too low for a longer-term investment.

Prepayment risk – the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of mortgage-and asset-backed securities may, therefore, repay principal in advance. This forces an Underlying Fund to reinvest the proceeds from the principal prepayments at lower interest rates, which reduces the Underlying Fund’s income.

In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage- or asset-backed security and that security is prepaid, the Underlying Fund may not recover the premium, resulting in a capital loss.

Mortgage- and asset-backed securities risk – these securities are subject to prepayment, extension and liquidity risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-based securities may not have the benefit of any security interest in the related asset.

Lower-rated securities risk – refers to the possibility that an Underlying Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Underlying Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities. An Underlying Fund’s investments in lower-rated securities may involve the following specific risks:

•	greater risk of loss due to default because of the increased likelihood that adverse economic or company specific events will make the issuer unable to pay interest and/or principal when due;
•	wider price fluctuations due to changing interest rates and/or adverse economic and business developments and
•	greater risk of loss due to declining credit quality.

TIPS bond risk – TIPS are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

Additional Risks that May Affect the Funds

Index fund risk – Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general

TARGET DESTINATION SERIES ï 7

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

Liquidity risk – the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell liquid securities at an unfavorable time and conditions. Underlying Funds that invest in fixed income securities, such as mortgage-backed securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Derivatives risk – the risk that the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when the financial assets to which the derivatives are linked (e.g., security prices, currency rates, interest rates) change in unexpected ways. Some Underlying Funds may invest in derivatives, primarily commodity-linked instruments, futures and options on futures.

Derivatives investing involves several different risks, including the risk that:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	the use of derivatives may reduce liquidity and make the Underlying Fund harder to value, especially in declining markets;
•	the Underlying Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts and
•	changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Exchange traded funds risk – the risk associated with a particular exchange-traded fund (“ETF”) corresponds closely to the risk of the asset subclass the Fund is tracking. An ETF will perform well when the index it tracks is making gains, but may perform poorly when that index is falling. The Fund will also bear a pro rata portion of the ETF’s expenses. In addition, some ETFs are more thinly traded than others, which could make it difficult to sell at the desired price, especially in a market downturn.

Emerging markets risk – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

Event risk – the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds.

Non-diversified fund risk – certain Underlying Funds may be non-diversified, meaning they may hold larger positions in fewer securities than other funds. As a result, a single security’s increase or decrease in value may have a greater impact on the Underlying Fund’s net asset value and total return.

Initial public offering risk – availability of initial public offerings (“IPOs”) may be limited and an Underlying Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

REITs and real estate risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to risk of default or prepayment risk. To the extent an Underlying Fund invests in REITs, the Underlying Fund may be subject to these risks.

8 ï TARGET DESTINATION SERIES

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Redemption fee risk – certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares. Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as “market timing,” and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity. The Funds do not intend to engage in market timing in Underlying Fund shares. However, each Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of such Fund’s own shares, to conduct periodic rebalancing of the Fund’s assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself. While the portfolio manager will attempt to conduct each Fund’s purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio manager is not successful in minimizing their impact.

Portfolio turnover risk – the portfolio managers of some Underlying Funds may engage in active and frequent trading of portfolio securities if the portfolio managers believe that this will be beneficial. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Underlying Fund’s performance and may:

•	increase share price volatility and
•	result in additional tax consequences for Fund shareholders.

If the value of a Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Funds’ investments and associated risks.

TARGET DESTINATION SERIES ï 9

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Performance

The bar charts and tables appearing below can help you evaluate for each Fund both the Fund’s potential risks and its potential rewards. The bar chart shows each Fund’s annual total returns for the past calendar year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares a Fund’s average annual total returns to the returns of a broad-based securities index. Each bar chart and table assumes that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how a Fund will perform in the future.

Annual Total Returns – Destination 2010 Fund Class A Shares
(Years Ended December 31)

Best Quarter:     % –  qtr of 2008
Worst Quarter:     % –  qtr of 2008

Annual Total Returns – Destination 2015 Fund Class A Shares
(Years Ended December 31)

Best Quarter:     % –  qtr of 2008
Worst Quarter:     % –  qtr of 2008

Annual Total Returns – Destination 2020 Fund Class A Shares
(Years Ended December 31)

Best Quarter:     % –  qtr of 2008
Worst Quarter:     % –  qtr of 2008

Annual Total Returns – Destination 2025 Fund Class A Shares
(Years Ended December 31)

Best Quarter:     % –  qtr of 2008
Worst Quarter:     % –  qtr of 2008

Annual Total Returns – Destination 2030 Class A Shares
(Years Ended December 31)

Best Quarter:     % –  qtr of 2008
Worst Quarter:     % –  qtr of 2008

10 ï TARGET DESTINATION SERIES

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Annual Total Returns – Destination 2035 Fund Class A Shares
(Years Ended December 31)

Best Quarter:     % –  qtr of 2008
Worst Quarter:     % –  qtr of 2008

Annual Total Returns – Destination 2040 Fund Class A Shares
(Years Ended December 31)

Best Quarter:     % –  qtr of 2008
Worst Quarter:     % –  qtr of 2008

Annual Total Returns – Destination 2045 Fund Class A Shares
(Years Ended December 31)

Best Quarter:     % –  qtr of 2008
Worst Quarter:     % –  qtr of 2008

Annual Total Returns – Destination 2050 Class A Shares
(Years Ended December 31)

Best Quarter:     % –  qtr of 2008
Worst Quarter:     % –  qtr of 2008

Annual Total Returns – Retirement Income Class A Shares
(Years Ended December 31)

Best Quarter:     % –  qtr of 2008
Worst Quarter:     % –  qtr of 2008

TARGET DESTINATION SERIES ï 11

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

After-tax returns are shown in the tables for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Destination 2010 Fund
Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	(Aug. 30, 2007)

Class A shares – Before Taxes	%	%

Class A shares – After Taxes on Distributions	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%

Class C shares – Before Taxes	%	%

Class R1 shares – Before Taxes	%	%

Class R2 shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

Institutional Service Class – Before Taxes	%	%

DJ Target 2010 Index[2]	%	%

Destination 2015 Fund
Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	(Aug. 30, 2007)

Class A shares – Before Taxes	%	%

Class A shares – After Taxes on Distributions	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%

Class C shares – Before Taxes	%	%

Class R1 shares – Before Taxes	%	%

Class R2 shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

Institutional Service Class – Before Taxes	%	%

DJ Target 2015 Index[2]	%	%

Destination 2020 Fund
Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	(Aug. 30, 2007)

Class A shares – Before Taxes	%	%

Class A shares – After Taxes on Distributions	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%

Class C shares – Before Taxes	%	%

Class R1 shares – Before Taxes	%	%

Class R2 shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

Institutional Service Class – Before Taxes	%	%

DJ Target 2020 Index[2]	%	%

Destination 2025 Fund
Average annual total returns1
as of December 31, 2008

(Since
inception
	1 Year	(Aug. 30, 2007)

Class A shares – Before Taxes	%	%

Class A shares – After Taxes on Distributions	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%

Class C shares – Before Taxes	%	%

Class R1 shares – Before Taxes	%	%

Class R2 shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

Institutional Service Class – Before Taxes	%	%

DJ Target 2025 Index[2]	%	%

12 ï TARGET DESTINATION SERIES

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Destination 2030 Fund
Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	(Aug. 30, 2007)

Class A shares – Before Taxes	%	%

Class A shares – After Taxes on Distributions	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%

Class C shares – Before Taxes	%	%

Class R1 shares – Before Taxes	%	%

Class R2 shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

Institutional Service Class – Before Taxes	%	%

DJ Target 2030 Index[2]	%	%

Destination 2035 Fund
Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	(Aug. 30, 2007)

Class A shares – Before Taxes	%	%

Class A shares – After Taxes on Distributions	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%

Class C shares – Before Taxes	%	%

Class R1 shares – Before Taxes	%	%

Class R2 shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

Institutional Service Class – Before Taxes	%	%

DJ Target 2035 Index[2]	%	%

Destination 2040 Fund
Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	(Aug. 30, 2007)

Class A shares – Before Taxes	%	%

Class A shares – After Taxes on Distributions	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%

Class C shares – Before Taxes	%	%

Class R1 shares – Before Taxes	%	%

Class R2 shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

Institutional Service Class – Before Taxes	%	%

DJ Target 2040 Index[2]	%	%

Destination 2045 Fund
Average annual total returns1
as of December 31, 2008

(Since
inception
	1 Year	(Aug. 30, 2007)

Class A shares – Before Taxes	%	%

Class A shares – After Taxes on Distributions	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%

Class C shares – Before Taxes	%	%

Class R1 shares – Before Taxes	%	%

Class R2 shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

Institutional Service Class – Before Taxes	%	%

DJ Target 2045 Index[2]	%	%

TARGET DESTINATION SERIES ï 13

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Destination 2050 Fund
Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	(Aug. 30, 2007)

Class A shares – Before Taxes	%	%

Class A shares – After Taxes on Distributions	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%

Class C shares – Before Taxes	%	%

Class R1 shares – Before Taxes	%	%

Class R2 shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

Institutional Service Class – Before Taxes	%	%

DJ Target 2050 Index[2]	%	%

Retirement Income Fund
Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	(Aug. 30, 2007)

Class A shares – Before Taxes	%	%

Class A shares – After Taxes on Distributions	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%

Class C shares – Before Taxes	%	%

Class R1 shares – Before Taxes	%	%

Class R2 shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

Institutional Service Class – Before Taxes	%	%

DJ Target Today Index[2]	%	%

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	The Dow Jones (DJ) Target Date Indexes are a series of unmanaged, portfolio-based, asset-class-weighted indexes that consist of composites of subindexes that represent the three major asset classes—stocks, bonds and cash. The indexes measure the performance of balanced and multi-asset-class portfolios. These portfolios typically have five-year-interval target dates, and their allocations in stocks, bonds and cash are adjusted automatically to gradually reduce risk as the target dates approach. The indexes’ asset-class weightings are rebalanced monthly to match predetermined relative levels of potential risk, with a minimum of 4% weighting in each asset class. Dow Jones subindexes represent the stock component of each target date index, and Barclays Capital subindexes represent the bond and cash components. An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

14 ï TARGET DESTINATION SERIES

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Fees and Expenses

These tables describe the direct fees and expenses you may pay if you buy and hold shares of the Funds, depending on the share class you select. These tables also reflect the proportion of the Underlying Funds’ expenses you may pay indirectly through ownership of shares of the Funds.

Destination 2010 Fund

						Institutional	Institutional
	Class A		Class C	Class R1	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of the offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	1.00% [4]	None	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees[5]	0.33%		0.33%	0.33%	0.33%	0.33%	0.33%

Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.65%	0.50%	None	None

Other Expenses[6]	%		%	%	%	%	%

Total Direct Annual Fund Operating Expenses	%		%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[7]	%		%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%		%	%	%	%	%

Destination 2015 Fund

						Institutional	Institutional
	Class A		Class C	Class R1	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of the offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	1.00% [4]	None	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees[5]	0.33%		0.33%	0.33%	0.33%	0.33%	0.33%

Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.65%	0.50%	None	None

Other Expenses[6]	%		%	%	%	%	%

Total Direct Annual Fund Operating Expenses	%		%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[7]	%		%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%		%	%	%	%	%

TARGET DESTINATION SERIES ï 15

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Destination 2020 Fund

						Institutional	Institutional
	Class A		Class C	Class R1	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of the offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	1.00% [4]	None	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees[5]	0.33%		0.33%	0.33%	0.33%	0.33%	0.33%

Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.65%	0.50%	None	None

Other Expenses[6]	%		%	%	%	%	%

Total Direct Annual Fund Operating Expenses	%		%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[7]	%		%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%		%	%	%	%	%

Destination 2025 Fund

						Institutional	Institutional
	Class A		Class C	Class R1	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of the offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	1.00% [4]	None	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees[5]	0.33%		0.33%	0.33%	0.33%	0.33%	0.33%

Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.65%	0.50%	None	None

Other Expenses[6]	%		%	%	%	%	%

Total Direct Annual Fund Operating Expenses	%		%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[7]	%		%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%		%	%	%	%	%

16 ï TARGET DESTINATION SERIES

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Destination 2030 Fund

						Institutional	Institutional
	Class A		Class C	Class R1	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of the offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	1.00% [4]	None	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees[5]	0.33%		0.33%	0.33%	0.33%	0.33%	0.33%

Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.65%	0.50%	None	None

Other Expenses[6]	%		%	%	%	%	%

Total Direct Annual Fund Operating Expenses	%		%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[7]	%		%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%		%	%	%	%	%

Destination 2035 Fund

						Institutional	Institutional
	Class A		Class C	Class R1	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of the offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	1.00% [4]	None	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees[5]	0.33%		0.33%	0.33%	0.33%	0.33%	0.33%

Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.65%	0.50%	None	None

Other Expenses[6]	%		%	%	%	%	%

Total Direct Annual Fund Operating Expenses	%		%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[7]	%		%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%		%	%	%	%	%

TARGET DESTINATION SERIES ï 17

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Destination 2040 Fund

						Institutional	Institutional
	Class A		Class C	Class R1	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of the offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	1.00% [4]	None	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees[5]	0.33%		0.33%	0.33%	0.33%	0.33%	0.33%

Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.65%	0.50%	None	None

Other Expenses[6]	%		%	%	%	%	%

Total Direct Annual Fund Operating Expenses	%		%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[7]	%		%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%		%	%	%	%	%

Destination 2045 Fund

						Institutional	Institutional
	Class A		Class C	Class R1	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of the offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	1.00% [4]	None	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees[5]	0.33%		0.33%	0.33%	0.33%	0.33%	0.33%

Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.65%	0.50%	None	None

Other Expenses[6]	%		%	%	%	%	%

Total Direct Annual Fund Operating Expenses	%		%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[7]	%		%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%		%	%	%	%	%

18 ï TARGET DESTINATION SERIES

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Destination 2050 Fund

						Institutional	Institutional
	Class A		Class C	Class R1	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of the offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	1.00% [4]	None	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees[5]	0.33%		0.33%	0.33%	0.33%	0.33%	0.33%

Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.65%	0.50%	None	None

Other Expenses[6]	%		%	%	%	%	%

Total Direct Annual Fund Operating Expenses	%		%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[7]	%		%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%		%	%	%	%	%

Retirement Income Fund

						Institutional	Institutional
	Class A		Class C	Class R1	Class R2	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of the offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	1.00% [4]	None	None	None	None

Direct Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees[5]	0.33%		0.33%	0.33%	0.33%	0.33%	0.33%

Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.65%	0.50%	None	None

Other Expenses[6]	%		%	%	%	%	%

Total Direct Annual Fund Operating Expenses	%		%	%	%	%	%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[7]	%		%	%	%	%	%

Total Direct and Acquired Fund Annual Operating Expenses	%		%	%	%	%	%

TARGET DESTINATION SERIES ï 19

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 0.50% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee is paid. Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
5	“Management Fees” represents a unified fee structure under which the Adviser has agreed to provide or arrange to provide for a variety of investment advisory and non-advisory services to the Funds. Under the unified fee structure, the Adviser is responsible for payment of substantially all of a Fund’s operating expenses, except for the cost of investment securities or other investment assets, taxes, interest, brokerage commissions, Rule 12b-1 fees, short sale dividend expenses, administrative services fees, compensation and expenses of the non-interested Trustees and counsel to the non-interested Trustees, share certificates representing shares of the Trust, expenses incurred by the Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business.
6	Class A, Class R1, Class R2 and Institutional Service Class shares are subject to an administrative services plan pursuant to which each such share class pays an administrative services fee of 0.25%.
7	Because the Funds invest primarily in other mutual funds, including Nationwide Funds, they are shareholders of those Underlying Funds. The Underlying Funds do not charge the Funds any sales charge for buying or selling shares. However, the Funds indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Actual indirect expenses vary depending on how each Fund’s assets are allocated among the underlying investments.

20 ï TARGET DESTINATION SERIES

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example also reflects the fees and expenses of the Underlying Funds.

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any fee waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Destination 2010 Fund

Class A shares*	$	$	$	$

Class C shares

Class R1 shares

Class R2 shares

Institutional Service Class

Institutional Class shares

Destination 2015 Fund

Class A shares*	$	$	$	$

Class C shares

Class R1 shares

Class R2 shares

Institutional Service Class

Institutional Class shares

Destination 2020 Fund

Class A shares*	$	$	$	$

Class C shares

Class R1 shares

Class R2 shares

Institutional Service Class

Institutional Class shares

Destination 2025 Fund

Class A shares*	$	$	$	$

Class C shares

Class R1 shares

Class R2 shares

Institutional Service Class

Institutional Class shares

Destination 2030 Fund

Class A shares*	$	$	$	$

Class C shares

Class R1 shares

Class R2 shares

Institutional Service Class

Institutional Class shares

Destination 2035 Fund

Class A shares*	$	$	$	$

Class C shares

Class R1 shares

Class R2 shares

Institutional Service Class

Institutional Class shares

Destination 2040 Fund

Class A shares*	$	$	$	$

Class C shares

Class R1 shares

Class R2 shares

Institutional Service Class

Institutional Class shares

Destination 2045 Fund

Class A shares*	$	$	$	$

Class C shares

Class R1 shares

Class R2 shares

Institutional Service Class

Institutional Class shares

Destination 2050 Fund

Class A shares*	$	$	$	$

Class C shares

Class R1 shares

Class R2 shares

Institutional Service Class

Institutional Class shares

Retirement Income Fund

Class A shares*	$	$	$	$

Class C shares

Class R1 shares

Class R2 shares

Institutional Service Class

Institutional Class shares

*	Assumes a CDSC does not apply

TARGET DESTINATION SERIES ï 21

SECTION 1 NATIONWIDE TARGET DESTINATION FUNDS SUMMARIES AND PERFORMANCE (cont.)

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Destination 2010 Fund

Class C shares	$	$	$	$

Destination 2015 Fund

Class C shares	$	$	$	$

Destination 2020 Fund

Class C shares	$	$	$	$

Destination 2025 Fund

Class C shares	$	$	$	$

Destination 2030 Fund

Class C shares	$	$	$	$

Destination 2035 Fund

Class C shares	$	$	$	$

Destination 2040 Fund

Class C shares	$	$	$	$

Destination 2045 Fund

Class C shares	$	$	$	$

Destination 2050 Fund

Class C shares	$	$	$	$

Retirement Income Fund

Class C shares	$	$	$	$

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R1, Class R2, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Funds do not apply sales charges on reinvested dividends and other distributions.

22 ï TARGET DESTINATION SERIES

SECTION 1 FUND MANAGEMENT

Investment Adviser

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers, if applicable, and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

Management Fees

The Adviser determines the asset allocation for each Fund, selects the appropriate mix of Underlying Funds, places trades in exchange-traded funds and monitors the performance and positioning of the Underlying Funds. For these services, each Fund pays the Adviser a unified management fee of 0.33% of the Fund’s average daily net assets. Under the unified fee structure, the Adviser pays substantially all of the expenses of managing and operating a Fund except Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest, brokerage commissions, short-sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization or any other expenses not incurred in the ordinary course of a Fund’s business.

The unified management fee paid to the Adviser does not include, and is in addition to, the indirect investment management fees and other operating expenses that the Funds pay as shareholders of an affiliated or unaffiliated Underlying Fund. The Adviser and the Board of Trustees concur that the fees paid to the Adviser are for services in addition to the services provided by the Underlying Funds and do not duplicate those services.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Funds will be available in the Funds’ semiannual report to shareholders covering the period ending April 30, 2009.

Portfolio Management

Thomas R. Hickey, Jr. is the Funds’ portfolio manager and is responsible for the day-to-day management of the allocation of each Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Product and Subadviser Management where he manages various asset allocation fund products for NFA.

Additional Information about the Portfolio Manager

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds he manages, if any.

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Choosing a Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you;
•	how long you expect to own your shares;
•	how much you intend to invest;
•	total costs and expenses associated with a particular share class and
•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Funds offer several different share classes each with different price and cost features. The table to the right compares Class A and Class C shares, which are available to all investors.

In addition, the Funds offer Class R1, Class R2, Institutional Service Class and Institutional Class shares, which are available only to certain investors.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A and Class C Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 5.75%	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee of 0.25% Administrative services fee up to 0.25%	Total annual operating expenses are lower than Class C expenses, which means higher dividends and/or net asset value (“NAV”) per share.

No conversion feature.

No maximum investment amount.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee	Total annual operating expenses are higher than Class A expenses, which means lower dividends and/or NAV per share.

No conversion feature.

Maximum investment amount of 1,000,000[2]. Larger investments may be rejected.

1	Unless you are eligible to purchase Class A shares without a sales charge, a CDSC of up to 0.50% may be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

2	This limit was calculated based on a one-year holding period.

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Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
Amount of	Offering	Invested	Percentage of
Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None *

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify the Funds’ transfer agent, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Funds’ transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.nationwidefunds.com/invest/salesinformation.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.
•	Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•	Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
•	Share repurchase privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•	Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A and Class C shares with your purchases of Class B and Class D shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	investors who are former participants of retirement plans administered by Nationwide that hold Class R1 or

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R2 shares and who are rolling over their investments into individual retirement accounts;

•	investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund Distributors LLC (the “Distributor”) to waive sales charges;
•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor;
•	any investor who pays for shares with proceeds from sales of Nationwide Fund Class D shares (Class D shares are offered by other Nationwide Funds, but not these Funds);
•	retirement plans;
•	investment advisory clients of the Adviser and its affiliates and
•	directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the Funds offered by the Trust (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.50% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC also does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason;
•	no finders fee was paid or
•	to shares acquired through reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of	$1 million	$4 million
Purchase	to $3,999,999	to $24,999,999	$25 million

If sold within	18 months	18 months	18 months

Amount of CDSC	0.50%	0.35%	0.15%

Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Funds is described above; however, the CDSCs for Class A shares of other Nationwide Funds may be different and are described in their respective prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.

Waiver of Contingent Deferred Sales Charges Class A and Class C Shares

The CDSC is waived on:

•	the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;
•	Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
•	mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts and
•	redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Funds or the Distributor.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. For more complete information, see the SAI.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC of 1%.

For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares

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being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” for a list of situations where a CDSC is not charged.

Share Classes Available Only to Institutional Accounts

The Funds offer Class R1, Class R2, Institutional Service Class and Institutional Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes. Eligibility criteria for Class R1 and Class R2 shares are the same, but these classes offer different levels of distribution and/or administrative servicing compensation in order to meet different financial intermediaries’ differing compensation requirements or levels of support provided.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires;
•	the total expenses of the share class and
•	the appropriate level and type of fee to compensate the intermediary.

An intermediary may receive different compensation depending on which class is chosen.

Class R1 and Class R2 Shares

Class R1 and Class R2 shares are available to retirement plans including:

•	401(k) plans;
•	457 plans;
•	403(b) plans;
•	profit sharing and money purchase pension plans;
•	defined benefit plans;
•	non-qualified deferred compensation plans and
•	other retirement accounts in which the retirement plan or the retirement plan’s financial services firm has an agreement with the Distributor to use Class R1 or Class R2 shares.

Class R1 and Class R2 shares are not available to:

•	institutional non-retirement accounts;
•	traditional and Roth IRAs;
•	Coverdell Education Savings Accounts;
•	SEPs and SAR-SEPs;
•	SIMPLE IRAs;
•	one-person Keogh plans;
•	individual 403(b) plans or
•	529 Plan accounts.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•	retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Funds for providing services or
•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	retirement plans for which no third-party administrator receives compensation from the Funds;
•	institutional advisory accounts of the Adviser’s affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries and related retirement plans;
•	rollover individual retirement accounts from such institutional advisory accounts;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the

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advisers derive compensation for advisory services exclusively from clients or

•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class C, Class R1 and Class R2 shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or services fees. These fees are paid to the Distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services.

These 12b-1 fees are in addition to any applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class C, Class R1 and Class R2 shares pay the Distributor annual amounts not exceeding the following:

Class	as a% of daily net assets

Class A shares	0.25% (distribution or service fee)

Class C shares	1.00% (0.25% service fee)

Class R1 shares	0.65% (0.25% of which may be either a distribution or service fee)

Class R2 shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Services Fees

Class A, Class R1, Class R2 and Institutional Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. (These fees are in addition to Rule 12b-1 fees as described above.) These fees are paid by these Funds to broker-dealers or other financial intermediaries which provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual fee of 0.25% for each of Class A, Class R1, Class R2 and Institutional Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund’s Class A, Class R1, Class R2 and Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

•	the Distributor and other affiliates of the Adviser;
•	broker-dealers;
•	financial institutions and
•	other financial intermediaries through which investors may purchase shares of a Fund.

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Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s selection of such broker-dealer for portfolio transaction execution.

Contacting Nationwide Funds

Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions;
•	hear fund price information and
•	obtain mailing and wiring instructions.

Internet Go to www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses;
•	obtain information on the Nationwide Funds;
•	access your account information and
•	request transactions, including purchases, redemptions and exchanges.

By Regular Mail Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

By Fax 614-428-3278.

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Fund Transactions—Class A and Class C Shares

All transaction orders must be received by the Funds’ transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV.

How to Buy Shares Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the offering of shares at any time.
How to Exchange* or Sell** Shares
* Exchange privileges may be amended or discontinued upon 60-days written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.

By mail. Complete an application and send with a check made payable to: Nationwide Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 800-848-0920.

Additional Information for Selling Shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.

The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)

• if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• your bank may charge a fee to wire funds.
• the wire must be received by 4:00 p.m. in order to receive the current day’s NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)

• your proceeds typically will be wired to your bank on the next business day after your order has been processed.
• Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
• your financial institution may also charge a fee for receiving the wire.
• funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Nationwide Funds’ account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Nationwide Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.	Retirement plan participants should contact their plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.

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Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open and

•	generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent, plus any applicable sales charge.

Fair Valuation

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. Investments in other registered open-end mutual funds are valued based on the NAV for those mutual funds, which in turn may use fair value pricing, as discussed in their respective prospectuses. Shares of exchange-traded funds are valued based on the prices at which they trade on the stock exchanges on which they are listed. Where such market quotations or Underlying Fund NAV are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other deve lopments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which an Underlying Fund may invest may trade on days when a Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Valuation Procedures.

In-Kind Purchases

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day

TARGET DESTINATION SERIES ï 31

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

Minimum Investments

Class A and Class C Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)
To start an Automatic Asset
Accumulation Plan	$1,000 (per Fund)
Additional investments
(Automatic Asset Accumulation Plan)	$50

Class R1 and R2 Shares
To open an account	No Minimum
Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

•	name;
•	date of birth (for individuals);
•	residential or business street address (although post office boxes are still permitted for mailing) and
•	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Accounts with Low Balances

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.

•	If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the quarterly fee.

•	Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

32 ï TARGET DESTINATION SERIES

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchanging Shares

You may exchange your Fund Class A, Class C, Class R1, Class R2, Institutional Service Class and Institutional Class shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

•	both accounts have the same registration;
•	your first purchase in the new fund meets its minimum investment requirement and
•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class C shares.

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of Class A, Class C, Class R1, Class R2, Institutional Service Class or Institutional Class shares. However,

•	if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Nationwide Money Market Fund).

Exchanges into Nationwide Money Market Fund

You may exchange between Class A, Class C or Institutional Service Class shares of the Funds and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class D, Class B or Class C shares of another Nationwide Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

Automatic Withdrawal Program

You may elect to automatically redeem Class A and Class C shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after a Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the redemption.

You may not be able to redeem your Fund shares or the Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading is restricted or
•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, a Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or
•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in the shares of the particular Fund at the Fund’s then-current NAV until you give the Funds different instructions.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds’ ability to make a redemption-in-kind, see the SAI.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders

TARGET DESTINATION SERIES ï 33

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

•	your account address has changed within the last 15 calendar days;
•	the redemption check is made payable to anyone other than the registered shareholder;
•	the proceeds are mailed to any address other than the address of record or
•	the redemption proceeds are being wired to a bank for which instructions currently are not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

34 ï TARGET DESTINATION SERIES

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Excessive or Short-Term Trading

The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the Adviser and its agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

•	restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•	reject transactions that violate the Fund’s excessive trading policies or its exchange limits.

In general:

•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and
•	redemption and exchange fees are imposed on certain Nationwide Funds. These Nationwide Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you exchange your Fund shares into another Nationwide Fund. The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 2, Investing with Nationwide Funds: Fair Valuation.

Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.

TARGET DESTINATION SERIES ï 35

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Nationwide Funds impose exchange and redemption fees on shares held in certain types of accounts. If you sell or exchange your shares in such an account within a designated holding period, the redemption fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. Redemption fees are not imposed on redemptions or exchanges from the Funds offered in this Prospectus. However, other Nationwide Funds into which you may exchange do impose redemption fees as shown below. Please see the prospectus for the Fund into which you may wish to exchange for further information.

		Minimum
	Exchange/	Holding Period
Fund	Redemption Fee	(calendar days)

Nationwide International Value Fund	2.00%	90

Nationwide U.S. Small Cap Value Fund	2.00%	90

Nationwide Value Opportunities Fund	2.00%	90

Nationwide Fund	2.00%	30

Nationwide Growth Fund	2.00%	30

Nationwide Large Cap Value Fund	2.00%	30

Nationwide Value Fund	2.00%	30

Nationwide Bond Fund	2.00%	7

Nationwide Bond Index Fund	2.00%	7

Nationwide Government Bond Fund	2.00%	7

Nationwide International Index Fund	2.00%	7

Nationwide Mid Cap Market Index Fund	2.00%	7

Nationwide Short Duration Bond Fund	2.00%	7

Nationwide S&P 500 Index Fund	2.00%	7

Nationwide Small Cap Index Fund	2.00%	7

36 ï TARGET DESTINATION SERIES

SECTION 3 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;
•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;
•	for corporate shareholders, a portion of income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and
•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 0% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Rebalancing Target Asset Allocations

As a Fund rebalances its portfolio or adjusts its exposure to different asset classes, including when a Fund reaches 20 years beyond its target date, the Fund may experience gains and losses on sale of portfolio assets or redemption

TARGET DESTINATION SERIES ï 37

SECTION 3 DISTRIBUTIONS AND TAXES (cont.)

of shares in an Underlying Fund, which, in turn, may cause a Fund to make additional capital gain distributions to its shareholders. In addition, when a Fund reaches 20 years beyond its target date, it is expected that the Fund will be combined with the Nationwide Retirement Income Fund. Such a combination likely would be effected as an acquisition of the assets of the applicable Fund in exchange for shares of the Nationwide Retirement Income Fund at net asset value, with the shares of Nationwide Retirement Income Fund then distributed to shareholders of the applicable Fund. Based on current tax rules, the Adviser expects such a combination to be effected in a non-taxable transaction. Changes in such tax rules or applicable law or other developments could negatively impact the combination of Funds.

At the time the Board of Trustees evaluates a proposed combination, the Board will consider, among other things, the taxability of the proposed combination under the law as it exists at that time. If the Funds are advised by counsel that the combination would have a material adverse tax result for shareholders for federal income tax purposes (or, if the Board otherwise so determines), it is not expected that the combination would take place.

Other Tax Jurisdictions

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by a Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after October 31, 2008, unless such exemptions are extended or made permanent.

Tax Status for Retirement Plans And Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

38 ï TARGET DESTINATION SERIES

SECTION 4 MULTI-MANAGER STRUCTURE

The Adviser has no current plans to hire a subadviser with respect to these Funds. Nevertheless, the Adviser and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser recommends subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

TARGET DESTINATION SERIES ï 39

SECTION 7 NATIONWIDE DESTINATION 2010 FUND

The financial highlights tables are intended to help you understand each Fund’s financial performance for the fiscal period from its date of inception (August 29, 2007) through October 31, 2007. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by          whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
												Ratio of	Investment
			Net								Ratio	Expenses	Income(Loss)
			Realized								of Net	(Prior to	(Prior to
	Net Asset		and						Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Unrealized	Total from	Net		Net Asset		at End of	Expenses	Income(Loss)	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End	Total	Period	to Average	to Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000’s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.54	0.57	(0.03)	(0.03)	$10.54	5.74%	$8	0.90%	1.48%	1.36%	1.01%	6.28%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.04	0.52	0.56	(0.03)	(0.03)	$10.53	5.61%	$1	1.42%	2.01%	1.42%	2.01%	6.28%
Year Ended October 31, 2008

Class R1 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.04	0.52	0.56	(0.03)	(0.03)	$10.53	5.61%	$1	1.42%	2.01%	1.42%	2.01%	6.28%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	(h)	0.56	0.56	(0.03)	(0.03)	$10.53	5.64%	$79	1.08%	0.05%	1.24%	(0.11)%	6.28%
Year Ended October 31, 2008

Institutional Service Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.05	0.53	0.58	(0.04)	(0.04)	$10.54	5.76%	$1	0.71%	2.69%	0.71%	2.69%	6.28%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.05	0.53	0.58	(0.04)	(0.04)	$10.54	5.79%	$1,060	0.33%	3.02%	0.50%	2.85%	6.28%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g)	Net investment income (loss) is based on average shares outstanding during the period.
(h)	The amount is less than $0.005.

40 ï TARGET DESTINATION SERIES

SECTION 7 NATIONWIDE DESTINATION 2015 FUND

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
												Ratio of	Ratio of Net
			Net								Ratio	Expenses	Investment
			Realized								of Net	(Prior to	Income (Prior
	Net Asset		and						Net Assets	Ratio of	Investment	Reimburse-	to Reimburse-
	Value,	Net	Unrealized	Total from	Net		Net Asset		at End of	Expenses	Income to	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000’s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.05	0.54	0.59	(0.03)	(0.03)	$10.56	5.94%	$1	1.06%	2.92%	1.77%	2.21%	1.12%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.55	0.58	(0.03)	(0.03)	$10.55	5.81%	$1	1.42%	1.86%	1.42%	1.86%	1.12%
Year Ended October 31, 2008

Class R1 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.55	0.58	(0.03)	(0.03)	$10.55	5.81%	$1	1.42%	1.86%	1.42%	1.86%	1.12%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.21	0.38	0.59	(0.03)	(0.03)	$10.56	5.94%	$1	1.06%	11.57%	1.06%	11.57%	1.12%
Year Ended October 31, 2008

Institutional Service Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.05	0.55	0.60	(0.04)	(0.04)	$10.56	5.97%	$1	0.71%	2.57%	0.71%	2.57%	1.12%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.05	0.55	0.60	(0.04)	(0.04)	$10.56	6.00%	$1,055	0.33%	2.91%	0.50%	2.74%	1.12%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g)	Net investment income (loss) is based on average shares outstanding during the period.

TARGET DESTINATION SERIES ï 41

SECTION 7 NATIONWIDE DESTINATION 2020 FUND

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
												Ratio of	Investment
			Net								Ratio	Expenses	Income
			Realized								of Net	(Prior to	(Prior to
	Net		and						Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Asset Value,	Net	Unrealized	Total from	Net		Net Asset		at End of	Expenses	Income to	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000’s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.01	0.62	0.63	(0.03)	(0.03)	$10.60	6.35%	$47	0.85%	0.36%	1.09%	0.12%	1.99%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.59	0.62	(0.03)	(0.03)	$10.59	6.22%	$1	1.41%	1.62%	1.41%	1.62%	1.99%
Year Ended October 31, 2008

Class R1 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.59	0.62	(0.03)	(0.03)	$10.59	6.22%	$1	1.41%	1.62%	1.41%	1.62%	1.99%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.01	0.62	0.63	(0.03)	(0.03)	$10.60	6.35%	$14	0.88%	0.47%	1.03%	0.32%	1.99%
Year Ended October 31, 2008

Institutional Service Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.04	0.60	0.64	(0.04)	(0.04)	$10.60	6.38%	$1	0.71%	2.33%	0.71%	2.33%	1.99%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.05	0.59	0.64	(0.04)	(0.04)	$10.60	6.40%	$1,059	0.33%	2.79%	0.50%	2.62%	1.99%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g)	Net investment income (loss) is based on average shares outstanding during the period.

42 ï TARGET DESTINATION SERIES

SECTION 7 NATIONWIDE DESTINATION 2025 FUND

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
												Ratio of	Investment
			Net								Ratio	Expenses	Income
			Realized								of Net	(Prior to	(Prior to
	Net Asset		and						Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Unrealized	Total from	Net		Net Asset		at End of	Expenses to	Income to	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000’s)	Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.01	0.66	0.67	(0.03)	(0.03)	$10.64	6.74%	$14	0.88%	0.37%	1.23%	0.03%	0.96%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.64	0.67	(0.03)	(0.03)	$10.64	6.72%	$1	1.41%	1.50%	1.41%	1.50%	0.96%
Year Ended October 31, 2008

Class R1 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.64	0.67	(0.03)	(0.03)	$10.64	6.72%	$1	1.41%	1.50%	1.41%	1.50%	0.96%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.65	0.68	(0.03)	(0.03)	$10.65	6.84%	$1	1.06%	1.86%	1.06%	1.86%	0.96%
Year Ended October 31, 2008

Institutional Service Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.04	0.65	0.69	(0.04)	(0.04)	$10.65	6.87%	$1	0.70%	2.21%	0.70%	2.21%	0.96%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.05	0.64	0.69	(0.04)	(0.04)	$10.65	6.90%	$1,064	0.33%	2.57%	0.50%	2.40%	0.96%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g)	Net investment income (loss) is based on average shares outstanding during the period.

TARGET DESTINATION SERIES ï 43

SECTION 7 NATIONWIDE DESTINATION 2030 FUND

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
												Ratio of	Investment
			Net								Ratio	Expenses	Income (Loss)
			Realized								of Net	(Prior to	(Prior to
	Net Asset	Net	and						Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Investment	Unrealized	Total from	Net		Net Asset		at End of	Expenses	Income (Loss)	ments) to	ments) to
	Beginning	Income	Gains on	Investment	Investment	Total	Value, End	Total	Period	to Average	to Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000’s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2007 (f)(g)	$10.00	— (h)	0.75	0.75	(0.03)	(0.03)	$10.72	7.54%	$25	0.88%	0.05%	1.19%	(0.27%)	8.45%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.73	0.75	(0.03)	(0.03)	$10.72	7.52%	$1	1.40%	1.36%	1.40%	1.36%	8.45%
Year Ended October 31, 2008

Class R1 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.73	0.75	(0.03)	(0.03)	$10.72	7.52%	$1	1.40%	1.37%	1.40%	1.37%	8.45%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	(0.01)	0.76	0.75	(0.03)	(0.03)	$10.72	7.54%	$98	1.08%	(0.51%)	1.24%	(0.67%)	8.45%
Year Ended October 31, 2008

Institutional Service Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.04	0.73	0.77	(0.04)	(0.04)	$10.73	7.67%	$1	0.70%	2.07%	0.70%	2.07%	8.45%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.04	0.73	0.77	(0.04)	(0.04)	$10.73	7.70%	$1,072	0.33%	2.34%	0.50%	2.17%	8.45%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g)	Net investment income (loss) is based on average shares outstanding during the period.
(h)	The amount is less than $0.005.

44 ï TARGET DESTINATION SERIES

SECTION 7 NATIONWIDE DESTINATION 2035 FUND

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
												Ratio of	Investment
			Net								Ratio	Expenses	Income
			Realized								of Net	(Prior to	(Prior to
	Net Asset		and						Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Unrealized	Total from	Net		Net Asset		at End of	Expenses	Income to	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End of	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	Period	Return (a)(b)	(000’s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2007 (f)(g)	$10.00	— (h)	0.79	0.79	(0.03)	(0.03)	$10.76	7.95%	$28	0.87%	0.10%	1.15%	(0.18%)	0.85%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.76	0.78	(0.03)	(0.03)	$10.75	7.82%	$1	1.40%	1.24%	1.42%	1.22%	0.85%
Year Ended October 31, 2008

Class R1 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.76	0.78	(0.03)	(0.03)	$10.75	7.82%	$1	1.40%	1.24%	1.42%	1.22%	0.85%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.75	0.78	(0.03)	(0.03)	$10.75	7.85%	$1	1.05%	1.80%	1.07%	1.78%	0.85%
Year Ended October 31, 2008

Institutional Service Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.77	0.80	(0.04)	(0.04)	$10.76	7.98%	$1	0.70%	1.93%	0.72%	1.91%	0.85%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.04	0.76	0.80	(0.04)	(0.04)	$10.76	8.00%	$1,075	0.33%	2.28%	0.50%	2.11%	0.85%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g)	Net investment income (loss) is based on average shares outstanding during the period.
(h)	The amount is less than $0.005.

TARGET DESTINATION SERIES ï 45

SECTION 7 NATIONWIDE DESTINATION 2040 FUND

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
											Ratio	Ratio of	Investment
			Net								of Net	Expenses	Income
			Realized								Investment	(Prior to	(Prior to
	Net Asset		and						Net Assets	Ratio of	Income to	Reimburse-	Reimburse-
	Value,	Net	Unrealized	Total from	Net		Net Asset		at End of	Expenses	Average	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End	Total	Period	to Average	Net	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000’s)	Net Assets (c)	Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.81	0.83	(0.03)	(0.03)	$10.80	8.35%	$1	0.98%	1.11%	1.51%	0.58%	1.45%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.82	0.84	(0.03)	(0.03)	$10.81	8.42%	$1	1.40%	1.13%	1.45%	1.07%	1.45%
Year Ended October 31, 2008

Class R1 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.82	0.84	(0.03)	(0.03)	$10.81	8.42%	$1	1.40%	1.13%	1.45%	1.08%	1.45%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.82	0.84	(0.03)	(0.03)	$10.81	8.45%	$2	1.07%	1.09%	1.19%	0.97%	1.45%
Year Ended October 31, 2008

Institutional Service Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.82	0.85	(0.04)	(0.04)	$10.81	8.48%	$1	0.70%	1.83%	0.75%	1.77%	1.45%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.04	0.82	0.86	(0.04)	(0.04)	$10.82	8.61%	$1,080	0.33%	2.10%	0.50%	1.93%	1.45%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g)	Net investment income (loss) is based on average shares outstanding during the period.

46 ï TARGET DESTINATION SERIES

SECTION 7 NATIONWIDE DESTINATION 2045 FUND

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
												Ratio of	Investment
			Net								Ratio	Expenses	Income
			Realized								of Net	(Prior to	(Prior to
	Net Asset		and						Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Unrealized	Total from	Net		Net Asset		at End of	Expenses	Income to	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000’s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.88	0.90	(0.03)	(0.03)	$10.87	9.06%	$2	0.85%	1.32%	1.26%	0.91%	1.44%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.87	0.89	(0.03)	(0.03)	$10.86	8.93%	$1	1.40%	0.90%	1.48%	0.82%	1.44%
Year Ended October 31, 2008

Class R1 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.87	0.89	(0.03)	(0.03)	$10.86	8.93%	$1	1.40%	0.90%	1.48%	0.82%	1.44%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.87	0.89	(0.03)	(0.03)	$10.86	8.96%	$6	1.05%	1.25%	1.14%	1.16%	1.44%
Year Ended October 31, 2008

Institutional Service Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.87	0.90	(0.04)	(0.04)	$10.86	8.98%	$1	0.70%	1.59%	0.79%	1.50%	1.44%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.04	0.87	0.91	(0.04)	(0.04)	$10.87	9.11%	$1,085	0.33%	2.01%	0.50%	1.84%	1.44%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g)	Net investment income (loss) is based on average shares outstanding during the period.

TARGET DESTINATION SERIES ï 47

SECTION 7 NATIONWIDE DESTINATION 2050 FUND

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
												Ratio of	Investment
			Net								Ratio	Expenses	Income (Loss)
			Realized								of Net	(Prior to	(Prior to
	Net Asset	Net	and						Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Investment	Unrealized	Total from	Net		Net Asset		at End of	Expenses	Income (Loss)	ments) to	ments) to
	Beginning	Income	Gains on	Investment	Investment	Total	Value, End	Total	Period	to Average	to Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000’s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2007 (f)(g)	$10.00	(0.01)	0.93	0.92	(0.03)	(0.03)	$10.89	9.25%	$53	0.86%	(0.30)%	1.08%	(0.52)%	0.82%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.89	0.91	(0.03)	(0.03)	$10.88	9.13%	$1	1.39%	0.87%	1.49%	0.78%	0.82%
Year Ended October 31, 2008

Class R1 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.02	0.89	0.91	(0.03)	(0.03)	$10.88	9.13%	$1	1.39%	0.87%	1.49%	0.77%	0.82%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.01	0.91	0.92	(0.03)	(0.03)	$10.89	9.25%	$13	1.06%	0.62%	1.17%	0.51%	0.82%
Year Ended October 31, 2008

Institutional Service Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.03	0.90	0.93	(0.04)	(0.04)	$10.89	9.28%	$1	0.70%	1.57%	0.79%	1.48%	0.82%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.04	0.90	0.94	(0.04)	(0.04)	$10.90	9.41%	$1,092	0.33%	1.98%	0.50%	1.81%	0.82%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g)	Net investment income (loss) is based on average shares outstanding during the period.

48 ï TARGET DESTINATION SERIES

SECTION 7 NATIONWIDE RETIREMENT INCOME FUND

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
												Ratio of	Investment
			Net								Ratio	Expenses	Income
			Realized								of Net	(Prior to	(Prior to
	Net Asset		and						Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Unrealized	Total from	Net		Net Asset		at End of	Expenses	Income	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End	Total	Period	to Average	to Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	of Period	Return (a)(b)	(000’s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.06	0.30	0.36	(0.03)	(0.03)	$10.33	3.64%	$1	1.07%	3.18%	1.79%	2.46%	1.03%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.05	0.30	0.35	(0.03)	(0.03)	$10.32	3.51%	$1	1.43%	2.59%	1.43%	2.59%	1.03%
Year Ended October 31, 2008

Class R1 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.04	0.30	0.34	(0.03)	(0.03)	$10.32	3.51%	$1	1.43%	2.59%	1.43%	2.59%	1.03%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.05	0.31	0.36	(0.03)	(0.03)	$10.33	3.64%	$1	1.07%	2.95%	1.07%	2.95%	1.03%
Year Ended October 31, 2008

Institutional Service Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.06	0.31	0.37	(0.04)	(0.04)	$10.33	3.67%	$1	0.72%	3.31%	0.72%	3.31%	1.03%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2007 (f)(g)	$10.00	0.07	0.31	0.38	(0.04)	(0.04)	$10.34	3.79%	$1,033	0.33%	3.74%	0.50%	3.57%	1.03%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from August 30, 2007 (commencement of operations) through October 31, 2007.

(g)	Net investment income (loss) is based on average shares outstanding during the period.

TARGET DESTINATION SERIES ï 49

APPENDIX

Additional Information about Investments, Investment Strategies and Risks

Investment Strategies

The Funds strive to provide shareholders with a high level of diversification across major asset classes primarily through both professionally designed, retirement date-based asset allocation models and professionally selected investments in the Underlying Funds.

First, the Adviser determines each Fund’s asset class allocation. The Adviser bases this decision on each Fund’s anticipated risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes. The Adviser has engaged Ibbotson Associates, Inc., a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc., to provide asset allocation consulting services to the Adviser in connection with the development and periodic review of a Fund’s target allocation and selection of Underlying Funds. However, the Adviser ultimately has sole responsibility for determining each Fund’s asset class allocation and its investments in Underlying Funds.

Second, once the asset allocation is determined, the Adviser selects the Underlying Funds. In general, a Fund may not invest in all Underlying Funds identified in the Appendix, but instead may select a limited number of Underlying Funds considered most appropriate for each Fund’s investment objective and target date. In selecting Underlying Funds, the Adviser considers a variety of factors in the context of current economic and market conditions, including an Underlying Fund’s investment strategy, risk profile and historical performance.

The potential rewards and risks associated with each Fund depend on both the asset class allocation and the chosen mix of Underlying Funds. The Adviser periodically reviews asset class allocations and continually monitors the mix of Underlying Funds, and will make changes either to the asset class allocations, the mix of Underlying Funds, or the Underlying Funds themselves in seeking to meet the investment objective of each Fund. There can be no guarantee, however, that any of the Funds will meet its respective objective.

Many of the Underlying Funds in which the Adviser plans to invest, such as index funds and ETFs, follow “passive” investment strategies. Unlike active managers, portfolio managers that follow passive investment strategies do not buy or sell securities based on analysis of economic, market or individual security analysis. Instead, the portfolio managers of these Underlying Funds seek to assemble portfolios of securities expected to approximately match the performance of specifically designated indexes. The portfolio managers generally make changes to such Underlying Fund portfolio holdings only as needed to maintain alignment with the respective index. A potential benefit of passively managed index funds is low shareholder expenses, which may enhance returns.

A description of the Underlying Funds, both passively and actively managed, and the types of securities in which they invest can be found in the Appendix.

Temporary Investments

Each of the Funds intends to be fully invested in accordance with its investment objective and strategies under normal circumstances. However, pending investment of cash balances or anticipated redemption activity, or if the Adviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which a Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which a Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

Following is a description of the Underlying Funds that are currently eligible for each asset class. The mix of Underlying Funds held by an individual Fund depends on its selected allocation and the portfolio manager’s assessment of current economic and market conditions. The following list of eligible Underlying Funds is subject to change at any time and without notice. In addition, Underlying Funds not identified in this Appendix may also be selected by the Adviser at its discretion. Prospectuses for the Underlying Funds should be referred to for more information.

U.S. Stocks – Large Cap

NATIONWIDE S&P 500 INDEX FUND seeks to approximately match the performance and yield of the S&P 500® Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The Fund employs a “passive” management approach and does not necessarily invest in all of the common stocks in the S&P 500®, or in the same weightings; however, under normal conditions, the Fund invests at least 80% of its assets in a statistically selected sample of equity securities of companies included in the S&P 500® and in derivative instruments linked to the S&P 500®. The Fund’s portfolio consists of a statistically selected sample of stocks in the S&P 500® and in derivative instruments linked to the S&P 500®, primarily exchange traded futures contracts. As a result, the Fund’s average market capitalization, industry

50 ï TARGET DESTINATION SERIES

APPENDIX (cont.)

weightings and other fundamental characteristics are similar to the S&P 500® as a whole. The Fund may also engage in securities lending.

The Funds may also invest in other equity funds that invest in large-cap U.S. stocks.

U.S. Stocks – Mid Cap

NATIONWIDE MID CAP MARKET INDEX FUND seeks to match the performance of the S&P Mid Cap 400® Index as closely as possible before the deduction of Fund expenses. The S&P Mid Cap 400® is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and, under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400®, or in the same weightings as in the S&P 400®; however, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400® as a whole. The Fund may also engage in securities lending.

The Funds may also invest in other equity funds that invest in mid-cap U.S. stocks.

U.S. Stocks – Small Cap

NATIONWIDE SMALL CAP INDEX FUND seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses. The Russell 2000® is a market weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the Russell 2000® and in derivative instruments linked to the Russell 2000®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000®, or in the same weightings. However, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000® Index as a whole. The Fund may also engage in securities lending.

The Funds may also invest in other equity funds that invest in small-cap U.S. stocks.

International Stocks

NATIONWIDE INTERNATIONAL INDEX FUND seeks to match the performance of the MSCI Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of Fund expenses. The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the Index, primarily exchange traded futures contracts. The Fund may also use forward foreign exchange contracts. The Fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE Index or in the same weightings; however, the Fund’s market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole. The Fund may also engage in securities lending.

The Funds may also invest in other equity funds that invest in international stocks.

Emerging Market Stocks

UNAFFILIATED EMERGING MARKETS FUNDS. The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that invest primarily in equity securities of companies located in “emerging market countries.” Under normal circumstances, such a fund invests primarily in equity securities of companies that are located in emerging markets or developing countries or that derive a significant portion of their earnings or revenues from emerging market countries. Unaffiliated emerging markets funds may include those that seek to track the performance of an index that measures the performance of emerging market stocks, such as the MSCI Emerging Markets Index. The MSCI Emerging Markets Index includes approximately 840 common stocks of companies located in emerging markets around the world. Investing in emerging market securities carries the same types of risks as those that apply to international securities generally, although the degree of risk is more significant with respect to emerging markets and developing countries.

Commodities

UNAFFILIATED COMMODITY-LINKED FUNDS. The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that, under normal circumstances, invest at least 80% of their net assets, plus any borrowings for investment purposes, in a combination of commodity-linked derivative instruments and fixed-income securities backing those instruments. These funds will invest primarily in commodity-linked structured notes and swaps designed to track the performance of one of the widely-recognized commodity indexes.

TARGET DESTINATION SERIES ï 51

APPENDIX (cont.)

REITS

UNAFFILIATED REIT FUNDS. The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that, under normal circumstances, invest at least 80% of their net assets in equity securities issued by U.S. or international real estate investment trusts and companies engaged in the real estate industry. These Funds typically seek long-term capital appreciation, with income as a secondary objective. A company is considered to be a “real estate company” if at least 50% of the company’s revenues or 50% of the market value of the company’s assets are related to the ownership, construction, management or sale of real estate.

Intermediate-Term Bonds

NATIONWIDE BOND INDEX FUND seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index (formerly, Lehman Brothers U.S. Aggregate Index) (“Index”) as closely as possible before the deduction of Fund expenses. The Index primarily includes different types of dollar-denominated investment grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The Fund employs a “passive” management approach and invests in a statistically selected sample of bonds that are included in or correlated with the Index and in derivative instruments linked to the Index or securities within it. The Fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The Fund may invest in bonds outside the Index if their characteristics such as maturity, duration or credit quality are similar to bonds within it. As a result, the Fund’s exposure to interest rate, credit or prepayment risks may differ from that of the Index. The Fund may also engage in securities lending.

The Funds may also invest in other fixed-income funds that invest in U.S. intermediate-term bonds.

Inflation-Protected Bonds

UNAFFILIATED TIPS BOND FUNDS. The Funds may invest in one or more unaffiliated mutual funds or exchange-traded funds that, under normal circumstances, invest at least 80% of their net assets in Treasury Inflation Protected Securities, also known as TIPS. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price.

International Bonds

UNAFFILIATED INTERNATIONAL BOND FUNDS. The Funds may invest in one or more unaffiliated mutual funds that, under normal circumstances, invest at least 80% of their net assets in fixed-income securities of foreign government and corporate issuers. Such fixed-income securities may include long-term and short-term foreign government bonds, participation interests in loans, debt obligations of foreign corporations, structured note derivatives, stripped securities, zero coupon securities and bonds issued by “supra-national” entities, such as the World Bank. These funds also may invest in securities that are rated below investment grade (commonly known as “junk bonds”) and in securities issued in emerging market countries. In addition to the types of risk offered by funds that invest primarily in U.S. bonds, these funds also present the risks inherent in foreign securities and lower- or non-rated securities. These risks are more significant with respect to bonds and other fixed-income securities issued or traded in emerging markets and developing countries.

High Yield Fixed-Income

UNAFFILIATED U.S. HIGH YIELD FUNDS. The Funds may invest in one or more unaffiliated mutual funds that seek to provide a high level of current income as their primary investment objective. These funds may seek capital appreciation as a secondary objective. Under normal circumstances, these funds invest primarily in higher yielding and generally lower quality debt securities (rated Ba or BB or below by a nationally recognized statistical rating organization.

Short-Term Bonds

AFFILIATED AND UNAFFILIATED SHORT-TERM BONDS. The Funds may invest in one or more affiliated or unaffiliated mutual funds or exchange-traded funds that, under normal circumstances seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value. Under normal circumstances, these funds invests primarily in U.S. government securities, U.S. government agency securities and corporate bonds that are investment grade. These funds also may purchase mortgage-backed securities and asset-backed securities, and may invest in fixed income securities that pay interest on either a fixed-rate or variable-rate basis. Short-term bond funds are generally managed so that their duration will not exceed three years, and a fund may enter into

52 ï TARGET DESTINATION SERIES

APPENDIX (cont.)

certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the fund’s duration in order to minimize fluctuation of the fund’s share value.

THE NATIONWIDE CONTRACT is not a mutual fund but is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed. The Funds’ portfolio management team believes the stable nature of the Nationwide Contract should reduce a Fund’s volatility and overall risk, especially when stock and bond markets decline simultaneously. However, under certain market conditions a Fund’s investment in the Nationwide contract could hamper its performance.

The Funds may also invest in other funds that invest primarily in short-term fixed-income investments.

Money Market Instruments

NATIONWIDE MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity will be 90 days or less.

The Funds may also invest in other money market funds or money market instruments.

The SAI contains more information on the Funds’ investments and strategies and can be requested using the addresses and telephone numbers on the back of this prospectus.

Selective Disclosure of Portfolio Holdings

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

TARGET DESTINATION SERIES ï 53

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Information from Nationwide Funds

Please read this Prospectus before you invest and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this Prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•	Semiannual Reports

To obtain any of the above documents free of charge, to request other information about a Fund or to make other shareholder inquiries, contact us at the address or phone number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920 or write to us at the address listed below, to request (1) additional copies free of charge or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please call 800-848-0920 for information.

For Additional Information Contact:

By Regular Mail:
Nationwide Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

By Overnight Mail:
Nationwide Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-Hour Access:
800-848-0920 (toll free) Representatives are available 8 a.m. - 9 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the Nationwide Funds’ website at www.nationwidefunds.com.

Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov;
•	by electronic request to publicinfo@sec.gov;
•	in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090) or

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents).

The Trust’s Investment Company Act File No.: 811-08495

The Nationwide framemark and On Your Side are federally registered service marks of Nationwide Mutual Insurance Company. Nationwide Funds is a service mark of Nationwide Mutual Insurance Company.

©2009 Nationwide Funds Group. All rights reserved.	PR-TD 2/09

Index Series
Fund Prospectus
February   , 2009

Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

Fund and Class	Ticker

Nationwide Bond Index Fund Class A	GBIAX

Nationwide Bond Index Fund Class B	GBIBX

Nationwide Bond Index Fund Class C	GBICX

Nationwide Bond Index Fund Class R2	n/a

Nationwide Bond Index Fund Institutional Class	GBXIX

Nationwide International Index Fund Class A	GIIAX

Nationwide International Index Fund Class B	GIIBX

Nationwide International Index Fund Class C	GIICX

Nationwide International Index Fund Class R2	n/a

Nationwide International Index Fund Institutional Class	GIXIX

Nationwide Mid Cap Market Index Fund Class A	GMXAX

Nationwide Mid Cap Market Index Fund Class B	GMCBX

Nationwide Mid Cap Market Index Fund Class C	GMCCX

Nationwide Mid Cap Market Index Fund Class R2	n/a

Nationwide Mid Cap Market Index Fund Institutional Class	GMXIX

Nationwide S&P 500 Index Fund Class A	GRMAX

Nationwide S&P 500 Index Fund Class B	GRMBX

Nationwide S&P 500 Index Fund Class C	GRMCX

Nationwide S&P 500 Index Fund Class R2	GRMRX

Nationwide S&P 500 Index Fund Institutional Class	GRMIX

Nationwide S&P 500 Index Fund Service Class	GRMSX

Nationwide S&P 500 Index Fund Institutional Service Class	GRISX

Nationwide Small Cap Index Fund Class A	GMRAX

Nationwide Small Cap Index Fund Class B	GMRBX

Nationwide Small Cap Index Fund Class C	GMRCX

Nationwide Small Cap Index Fund Class R2	n/a

Nationwide Small Cap Index Fund Institutional Class	GMRIX

3	Section 1: Fund Summaries, Performance and Management
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Fund Management

28	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Buying Shares
Fair Valuation
Customer Identification Information
Exchanging Shares
Automatic Withdrawal Program
Selling Shares
Excessive or Short-Term Trading
Exchange and Redemption Fees

41	Section 3: Distributions and Taxes

43	Section 4: Multi-Manager Structure

44	Section 5: Financial Highlights

50	Appendix
Key Terms
Additional Information about Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

INDEX SERIES ï 1

Index Series

Introduction to the Index Series

This prospectus provides information about five funds (the “Funds”), the shares of which are offered by Nationwide Mutual Funds (the “Trust”):

Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

The Funds are primarily intended:

•	to seek to match the performance of a specific market index before the deduction of Fund expenses.

The following section summarizes key information about the Funds, including information regarding their investment objectives, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A Note about Share Classes

•	Nationwide Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund and Nationwide Small Cap Index Fund offer four share classes—Class A, Class B*, Class C and Institutional Class.

•	Nationwide S&P 500 Index Fund offers seven share classes—Class A, Class B, Class C, Class R2**, Institutional Class, Service Class and Institutional Service Class.

*	As of December 31, 2008, Class B shares are offered only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same Fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares.

**	Formerly, Class R shares.

All other classes of the above Funds that are in this Prospectus have not yet commenced operations.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Each Fund employs a “multi-manager” structure, which means that the Adviser, as each Fund’s investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with the Adviser, for a Fund without shareholder approval. The Adviser believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See Section 4 Multi-Manager Structure for more information.

A Note about the Index Series

The Funds in the Index Series each employ a “passive management” or “indexing” investment approach, seeking to invest in a portfolio of securities substantially the same as the securities tracked in a benchmark index. Each Fund’s performance is expected to approximately match the performance of its applicable index prior to the deduction of Fund expenses. Each Fund may change its target index without shareholder approval if Nationwide Fund Advisors (the “Adviser”) believes that a different index better represents the performance of the applicable market segment.

2 ï INDEX SERIES

SECTION 1 NATIONWIDE BOND INDEX FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”) as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the Aggregate Bond Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of bonds and other fixed-income securities that are included in or correlated with the Aggregate Bond Index, as well as derivatives linked to that index. The Aggregate Bond Index is composed primarily of U.S. dollar-denominated investment grade bonds of different types, including:

•	U.S.government securities;
•	U.S.government agency securities;
•	corporate bonds issued by U.S. and foreign companies;
•	mortgage-backed securities;
•	securities of foreign governments and their agencies and
•	securities of supranational entities, such as the World Bank.

The Fund does not necessarily invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Aggregate Bond Index which are selected to reflect characteristics such as maturity, duration, or credit quality similar to the Aggregate Bond Index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index. The Fund may engage in active and frequent trading of portfolio securities.

NFA has selected BlackRock Investment Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is particularly high for high-yield and other lower rated bonds.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment, call and redemption risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – these securities are subject to prepayment risk and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses

INDEX SERIES ï 3

SECTION 1 NATIONWIDE BOND INDEX FUND SUMMARY AND PERFORMANCE (cont.)

certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying the derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund commenced operations on December 29, 1999 and until October 15, 2001 invested all of its assets in the Master Aggregate Bond Series (“Series”), which was also managed by the Fund’s subadviser. The returns shown for 1998 and through December 28, 1999 include the performance of the Series. The returns for the period prior to commencement of operations are not adjusted for the Fund’s higher expenses and, therefore, the Fund’s actual returns would have been lower. The returns reflect the Fund’s actual Class A expenses from December 29, 1999 through December 31, 2006. However, on October 15, 2001, the Fund’s assets were redeemed from the Series and since that time have been managed by the Fund’s subadviser.

Annual Total Returns – Class A Shares
(Years Ended December 31)

Best Quarter:     % - qtr of
Worst Quarter:    % - qtr of

4 ï INDEX SERIES

SECTION 1 NATIONWIDE BOND INDEX FUND SUMMARY AND PERFORMANCE (cont.)

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
 as of December 31, 2008

	1 Year	5 Years	10 Years

Class A shares – Before Taxes[2]	%	%	%

Class A shares – After Taxes on Distributions[2]	%	%	%

Class A shares – After Taxes on Distributions and Sales of Shares[2]	%	%	%

Class B shares – Before Taxes[3]	%	%	%

Class C shares – Before Taxes[4]	%	%	%

Class R2 shares – Before Taxes[5]	%	%	%

Institutional Class shares – Before Taxes[2]	%	%	%

Barclays Capital Aggregate Bond Index[6]	%	%	%

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	Returns until the first offering of Class A and Institutional Class shares (December 29, 1999) include the previous performance of the Series, which began operations on April 3, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund’s shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

3	Returns until the first offering of Class B shares (October 12, 2001) include the previous performance based on the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to October 11, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for Class B shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

4	Returns until the first offering of Class C shares (March 29, 2006) include the previous performance based on the Series for the period through December 28, 1999, the Fund’s Class A shares from December 29, 1999 until October 11, 2001 and the Fund’s Class B shares from October 12, 2001 to March 28, 2006. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because all classes invest in the same portfolio of securities. The performance for Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect any differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such class.

5	Class R2 shares have not commenced operations. These returns include the previous performance based on the Series for the period through December 28, 1999, and the Fund’s Class A shares from December 29, 1999 until December 31, 2008. The performance of Class R2 shares has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees applicable to such class; if these fees were reflected, the performance for Class R2 shares would have been lower. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.

6	The Barclays Capital U.S. Aggregate Bond Index (formerly, Lehman Brothers U.S. Aggregate Index) is an unmanaged market value-weighted index comprised of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the U.S. bond market as a whole. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

INDEX SERIES ï 5

SECTION 1 NATIONWIDE BOND INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class A	Class B	Class C	Class R2	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares	Shares	Shares	Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75% [2]	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	5.00% [3]	1.00% [4]	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[5]	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.22%	0.22%	0.22%	0.22%	0.22%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	None

Other Expenses[6]	%	%	%	%	%

Total Annual Fund Operating Expenses	%	%	%	%	%

Amount of Fee Waiver/ Expense Reimbursement[7]	%	%	%	%	%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)%		%	%	%	%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class-Reduction and Waiver of Class A Sales Charges.
3	A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
4	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
5	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
6	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R2 shares. For the year ended October 31, 2008, administrative services fees for Class A shares were %. Administrative services fees for Class R2 shares are estimated to be % for the current fiscal year. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.32% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)“ could increase to % for Class A shares and % for Class R2 shares before the Adviser would be required to further limit the Fund’s expenses.

6 ï INDEX SERIES

SECTION 1 NATIONWIDE BOND INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Institutional Class shares

You would pay the following expenses on the same investment if you did not sell your shares*:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

*	Expenses paid on the same investment in Class A, Class R2 and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

INDEX SERIES ï 7

SECTION 1 NATIONWIDE INTERNATIONAL INDEX FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index (“MSCI EAFE® Index”) as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.

The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the MSCI EAFE Index.

The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings. The Fund’s portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the MSCI EAFE Index as a whole.

NFA has selected BlackRock Investment Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

8 ï INDEX SERIES

SECTION 1 NATIONWIDE INTERNATIONAL INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Class A Shares
(Years Ended December 31)

Best Quarter:   % –   qtr of
Worst Quarter:   % –   qtr of

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
as of December 31, 2008

Since
Inception
	1 Year	5 Years	(Dec. 29, 1999)

Class A shares – Before Taxes	%	%	%

Class A shares – After Taxes on Distributions	%	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class B shares – Before Taxes	%	%	%

Class C shares – Before Taxes[2]	%	%	%

Class R2 shares – Before Taxes[3]	%	%	%

Institutional Class shares – Before Taxes	%	%	%

MSCI EAFE Index[4]	%	%	% [5]

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.
2	Returns until the first offering of Class C shares (February 14, 2005) include the previous performance of the Fund’s Class B shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because both classes invest in the same portfolio of securities. The performance for Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing level of fees applicable to Class C shares.
3	Returns until the first offering of Class R2 shares (March 9, 2007) include the previous performance of the Fund’s Class A shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R2 shares would have produced because both classes invest in the same portfolio of securities. The performance of Class R2 shares has been restated to reflect differences in sales charges, but does not reflect the higher level of other fees applicable to such class; if these fees were reflected, the performance for Class R2 shares would have been lower. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.
4	The MSCI EAFE Index is an unmanaged free float-adjusted, market capitalization-weighted index that is designed to measure stocks of developed markets outside of the United States and Canada. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.
5	The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 1999.

INDEX SERIES ï 9

SECTION 1 NATIONWIDE INTERNATIONAL INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class A		Class B		Class C		Class R2	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares		Shares		Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	[2]	None		None		None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None		5.00%	[3]	1.00%	[4]	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[5]	2.00%		2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.27%		0.27%		0.27%		0.27%	0.27%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%		1.00%		0.50%	None

Other Expenses[6]	%		%		%		%	%

Total Annual Fund Operating Expenses	%		%		%		%	%

Amount of Fee Waiver/Expense Reimbursement[7]	%		%		%		%	%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)%			%		%		%	%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.
3	A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
4	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
5	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
6	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R2 shares. For the year ended October 31, 2008, administrative services fees for Class A shares were %. Administrative services fees for Class R2 shares are estimated to be % for the current fiscal year. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.37% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to % for Class A shares and % for Class R2 shares before the Adviser would be required to further limit the Fund’s expenses.

10 ï INDEX SERIES

SECTION 1 NATIONWIDE INTERNATIONAL INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Institutional Class shares

You would pay the following expenses on the same investment if you did not sell your shares*:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

*	Expenses paid on the same investment in Class A, Class R2 and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

INDEX SERIES ï 11

SECTION 1 NATIONWIDE MID CAP MARKET INDEX FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

The S&P 400 Index is a market-weighted index composed of approximately 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor’s based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2008, the market capitalizations of companies in the S&P 400 Index ranged from $      million to $      billion.

The Fund does not necessarily invest in all of the securities in the S&P 400 Index, or in the same weightings. The Fund’s portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.

NFA has selected BlackRock Investment Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

Mid-cap risk – in general, stocks of mid-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, the Fund’s investment in a mid-cap company may lose substantial value. Investing in mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

12 ï INDEX SERIES

SECTION 1 NATIONWIDE MID CAP MARKET INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Class A Shares
(Years Ended December 31)

Best Quarter:   % –   qtr of
Worst Quarter:   % –   qtr of

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
as of December 31, 2008

Since
inception
	1 Year	5 Years	(Dec. 29, 1999)

Class A shares – Before Taxes	%	%	%

Class A shares – After Taxes on Distributions	%	%	%

Class A shares – After Taxes on Distributions and Sale of Shares	%	%	%

Class B shares – Before Taxes[2]	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class R2 shares – Before Taxes[4]	%	%	%

Institutional Class shares – Before Taxes	%	%	%

S&P 400 Index[5]	%	%	% [6]

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	Returns until the first offering of Class B shares (May 25, 2001) include performance based on the Fund’s Class A shares. These returns until the creation of Class C shares (October 22, 2003) include the previous performance of the Fund’s Class A shares for the period through May 24, 2001 and the Fund’s Class B shares for the period from May 25, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B and Class C shares would have produced because all classes invest in the same portfolio of securities. The performance for Class B and Class C has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B and Class C shares would have been lower.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

4	Returns until the first offering of Class R2 shares (March 9, 2007) include the previous performance of the Fund’s Class A shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R2 shares would have produced because both classes invest in the same portfolio of securities. The performance of Class R2 shares has been restated to reflect differences in sales charges, but does not reflect the higher level of other fees applicable to such class; if these fees were reflected, the performance for Class R2 shares would have been lower. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.

5	The S&P 400 Index is an unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

6	The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 1999.

INDEX SERIES ï 13

SECTION 1 NATIONWIDE MID CAP MARKET INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class A	Class B	Class C	Class R2	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares	Shares	Shares	Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75% [2]	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	5.00% [3]	1.00% [4]	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[5]	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.22%	0.22%	0.22%	0.22%	0.22%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	None

Other Expenses[6]	%	%	%	%	%

Total Annual Fund Operating Expenses	%	%	%	%	%

Amount of Fee Waiver/Expense Reimbursement[7]	%	%	%	%	%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)%		%	%	%	%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.
3	A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
4	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
5	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
6	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R2 shares. For the year ended October 31, 2008, administrative services fees for Class A and Class R2 shares were %, and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.32% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to % for Class A shares and % for Class R2 shares before the Adviser would be required to further limit the Fund’s expenses.

14 ï INDEX SERIES

SECTION 1 NATIONWIDE MID CAP MARKET INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Institutional Class shares

You would pay the following expenses on the same investment if you did not sell your shares*:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

*	Expenses paid on the same investment in Class A, Class R2 and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

INDEX SERIES ï 15

SECTION 1 NATIONWIDE S&P 500 INDEX FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”).

Principal Strategies

The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 500 Index and in derivative instruments linked to the S&P 500 Index, primarily futures contracts.

The S&P 500 Index is a market-weighted index composed of approximately 500 common stocks of large U.S. companies in a wide range of businesses chosen by Standard & Poor’s based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2008, the market capitalizations of companies in the S&P 500 Index ranged from $      million to $      billion.

The Fund does not necessarily invest in all of the securities in the S&P 500 Index, or in the same weightings. The Fund’s portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P 500 Index as a whole.

NFA has selected BlackRock Investment Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

16 ï INDEX SERIES

SECTION 1 NATIONWIDE S&P 500 INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Class A Shares
(Years Ended December 31)

[CHART TO COME]

Best Quarter:   % –   qtr of
Worst Quarter:   % –   qtr of

INDEX SERIES ï 17

SECTION 1 NATIONWIDE S&P 500 INDEX FUND SUMMARY AND PERFORMANCE (cont.)

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
as of December 31, 2008

	1 Year	5 Years	10 Years

Class A shares – Before Taxes[2]	%	%	%

Class A shares – After Taxes on Distributions[2]	%	%	%

Class A shares – After Taxes on Distributions and Sale of Shares[2]	%	%	%

Class B shares – Before Taxes[2]	%	%	%

Class C shares – Before Taxes[3,4]	%	%	%

Class R2 shares – Before Taxes[5]	%	%	%

Service Class shares – Before Taxes[2]	%	%	%

Institutional Service Class shares – Before Taxes[2]	%	%	%

Institutional Class shares – Before Taxes[2]	%	%	%

S&P 500 Index[6]	%	%	%

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	Returns for the period prior to the creation of a particular class are based on the previous performance of the Fund’s Local Fund shares, which are no longer offered by the Fund. These returns were achieved prior to the creation of Class A, Class B and Institutional Class shares (December 29, 1999). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B and Institutional Class shares would have produced because all classes invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class A and Class B shares would have been lower.

3	Returns until the first offering of Class C shares (October 22, 2003) are based on the previous performance of the Fund’s Local Fund shares, which are no longer offered by the Fund, for the period through December 28, 1999 and the Fund’s Class B shares for the period from December 29, 1999 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because all classes invest in the same portfolio of securities. The performance for Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class C shares; if these fees were reflected, the performance for Class C shares would have been lower.

4	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

5	Class R2 shares commenced operations on January 30, 2007. The returns shown in the table are based on the performance of the Fund’s Local Fund shares, which are no longer offered by the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R2 shares would have produced because both classes invest in the same portfolio of securities. The performance of Class R2 shares has been restated to reflect differences in sales charges, if any, but does not reflect the higher level of other fees applicable to such class; if these fees were reflected, the performance for Class R2 shares would have been lower. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.

6	The S&P 500 Index is an unmanaged, market capitalization-weighted index that measures the performance of 500 widely held stocks of large-cap U.S. companies. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

18 ï INDEX SERIES

SECTION 1 NATIONWIDE S&P 500 INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund depending on the share class you select.

								Service	Institutional	Institutional
	Class A		Class B		Class C		Class R2	Class	Service Class	Class
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares		Shares		Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	[2]	None		None		None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None		5.00%	[3]	1.00%	[4]	None	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[5]	2.00%		2.00%		2.00%		2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.13%		0.13%		0.13%		0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%		1.00%		0.50%	0.15%	None	None

Other Expenses[6]	%		%		%		%	%	%	%

Total Annual Fund Operating Expenses	%		%		%		%	%	%	%

Amount of Fee Waiver/Expense Reimbursement[7]	%		%		%		%	%	%	%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)%			%		%		%	%	%	%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.
3	A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
4	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
5	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
6	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R2, Service Class and Institutional Service Class shares. For the year ended October 31, 2008, administrative services fees for Class A, Class R2, Service Class and Institutional Service Class shares were %, %, % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.23% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)“ could increase to % for Class A shares, % for Class R2 shares, % for Service Class shares and % for Institutional Class shares before the Adviser would be required to further limit the Fund’s expenses.

INDEX SERIES ï 19

SECTION 1 NATIONWIDE S&P 500 INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Service Class shares

Institutional Service Class shares

Institutional Class shares

You would pay the following expenses on the same investment if you did not sell your shares*:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

*	Expenses paid on the same investment in Class A, Class R2, Institutional Service Class, Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

20 ï INDEX SERIES

SECTION 1 NATIONWIDE SMALL CAP INDEX FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks to match the performance of the Russell 2000® Index (“Russell 2000 Index”) as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the Russell 2000 Index and in derivative instruments linked to the Russell 2000 Index, primarily futures contracts.

The Russell 2000 Index is a market-weighted index composed of approximately 2,000 common stocks of smaller U.S. companies in a wide range of businesses chosen by Russell Investments based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2008, the market capitalizations of companies in the Russell 2000 Index ranged from $   million to $   billion.

The Fund does not necessarily invest in all of the securities in the Russell 2000 Index, or in the same weightings. The Fund’s subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the Russell 2000 Index as a whole.

NFA has selected BlackRock Investment Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – in general, stocks of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, the Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

INDEX SERIES ï 21

SECTION 1 NATIONWIDE SMALL CAP INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund commenced operations on December 29, 1999 and until October 15, 2001 invested all of its assets in the Master Small Cap Series (“Series”), which was also managed by the Fund’s subadviser. The returns shown for 1998 and through December 28, 1999 include the performance of the Series. The returns for the period prior to commencement of operations are not adjusted for the Fund’s higher expenses and, therefore, the Fund’s actual returns would have been lower. The returns reflect the Fund’s actual Class A expenses from December 29, 1999 through December 31, 2008. However, on October 15, 2001, the Fund’s assets were redeemed from the Series and since that time have been managed by the Fund’s subadviser.

Annual Total Returns – Class A Shares
(Years ended December 31)

Best Quarter:   % –   qtr of
Worst Quarter:   % –   qtr of

22 ï INDEX SERIES

SECTION 1 NATIONWIDE SMALL CAP INDEX FUND SUMMARY AND PERFORMANCE (cont.)

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
as of December 31, 2008

	1 Year	5 Years	10 Years

Class A shares – Before Taxes[2]	%	%	%

Class A shares – After Taxes on Distributions[2]	%	%	%

Class A shares – After Taxes on Distributions and Sale of Shares[2]	%	%	%

Class B shares – Before Taxes[3]	%	%	%

Class C shares – Before Taxes[3,4]	%	%	%

Class R2 shares – Before Taxes[5]	%	%	%

Institutional Class Shares – Before Taxes[2]	%	%	%

Russell 2000 Index[6]	%	%	%

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	Returns until the first offering of Class A and Institutional Class shares (December 29, 1999) are based on the previous performance of the Series, which began operations on April 9, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because all classes invest in the same portfolio of securities. The performance for Class A and Institutional Class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

3	Returns until the first offering of Class B shares (November 29, 2001) include performance based on the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to November 28, 2001. These returns until the creation of Class C shares (October 22, 2003) are based on the previous performance of the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to November 28, 2001 and the Fund’s Class B shares for the period from November 29, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B and Class C shares would have produced because all classes invest in the same portfolio of securities. The performance for Class B and Class C shares has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B and Class C shares would have been lower.

4	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

5	Returns until the first offering of Class R2 shares (March 9, 2007) are based on the previous performance of the Fund’s Class A shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R2 shares would have produced because both classes invest in the same portfolio of securities. The performance of Class R2 shares has been restated to reflect differences in sales charges, if any, but does not reflect the higher level of other fees applicable to such class; if these fees were reflected, the performance for Class R2 shares would have been lower. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.

6	The Russell 2000 Index is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

INDEX SERIES ï 23

SECTION 1 NATIONWIDE SMALL CAP INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class A	Class B	Class C	Class R2	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares	Shares	Shares	Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75% [2]	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	5.00% [3]	1.00% [4]	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[5]	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.20%	0.20%	0.20%	0.20%	0.20%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	None

Other Expenses[6]	%	%	%	%	%

Total Annual Fund Operating Expenses	%	%	%	%	%

Amount of Fee Waiver/Expense Reimbursement[7]	%	%	%	%	%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)%		%	%	%	%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.
3	A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
4	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
5	A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
6	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R2 shares. For the fiscal year ended October 31, 2008, administrative services fees for Class A and Class R2 shares were % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.30% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)“ could increase to % for Class A shares and % for Class R2 shares before the Adviser would be required to further limit the Fund’s expenses.

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SECTION 1 NATIONWIDE SMALL CAP INDEX FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Institutional Class shares

You would pay the following expenses on the same investment if you did not sell your shares*:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

*	Expenses paid on the same investment in Class A, Class R2 and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

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SECTION 1 FUND MANAGEMENT

Investment Adviser

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds’ assets and supervises the daily business affairs of each Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

Subadviser

Subject to the supervision of the Adviser and the Board of Trustees, BlackRock Investment Management, LLC (“BlackRock”), 800 Scudder Mills Road, Plainsboro, New Jersey 08536, is the Funds’ subadviser and manages each Fund’s assets in accordance with its investment objective and strategies. BlackRock makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities. BlackRock is a registered investment adviser and a commodity pool operator and was organized in 1999. BlackRock is an indirect wholly-owned subsidiary of BlackRock, Inc. The Adviser pays BlackRock a subadvisory fee from the management fee it receives.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be available in the Funds’ semi-annual report to shareholders, which will cover the period ending April 30, 2009.

Management Fees

Each Fund pays the Adviser a management fee based on the Fund’s average daily net assets. The total management fee paid by each Fund for the fiscal year ended October 31, 2008, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was as follows:

Fund	Actual Management Fee Paid

Nationwide Bond Index Fund	%

Nationwide International Index Fund	%

Nationwide Mid Cap Market Index Fund	%

Nationwide S&P 500 Index Fund	%

Nationwide Small Cap Index Fund	%

Portfolio Management

Nationwide Bond Index Fund

The Nationwide Bond Index Fund is managed by a team comprised of Scott Amero, Matthew Marra and Andrew Phillips. This team is responsible for the day-to-day management of the Fund’s investments.

Scott Amero, Vice Chairman, is BlackRock’s Global Chief Investment Officer for Fixed Income and co-head of the Fixed Income Portfolio Management Group. He is a member of the Executive, Operating and Leadership Committees and Chairman of the Fixed Income Investment Strategy Group that is responsible for global fixed income strategy, asset allocation and overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in government, agency, corporate, mortgage, asset-backed and structured securities worldwide. In addition, he is a director of Anthracite Capital, Inc., BlackRock’s publicly-traded real estate investment trust. Mr. Amero has been with BlackRock since 1990.

Matthew Marra is a Managing Director of and portfolio manager with BlackRock and is a member of BlackRock’s Fixed Income Portfolio Management Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. Mr. Marra became part of the Portfolio Management Group in 1997. He joined BlackRock in 1995 as an analyst in the Portfolio Analytics Group.

Andrew Phillips is a Managing Director of and portfolio manager with BlackRock and is a co-head of U.S. Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. Mr. Phillips has been a Managing Director of BlackRock since 1999 and a portfolio manager therewith since 1995. Mr. Phillips’ primary responsibility is the consistent implementation of investment strategies across all total return accounts. He is a Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios.

Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund

Each Fund is managed by Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of the Quantitative Index Management Team. Ms. Jelilian and Mr. Russo are jointly responsible for the day-to-day management of each Fund’s portfolio and each is responsible for the selection of each Fund’s investments.

Ms. Jelilian is a Director of BlackRock, which she joined in 2006. Prior to joining BlackRock, Ms. Jelilian was a Director of Fund Asset Management, L.P. from 1999 to 2006, and has been a member of the Funds’ management team since 2000.

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SECTION 1 FUND MANAGEMENT (cont.)

Mr. Russo is a Director of BlackRock, which he joined in 2006. Prior to joining BlackRock, Mr. Russo was a Director of Fund Asset Management, L.P. from 2004 to 2006, and was a Vice President thereof from 1999 to 2004. He has been a member of the Funds’ management team since 2000.

Additional Information About The Portfolio Managers

The Statement of Additional Information (”SAI“) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS

Choosing A Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you;
•	how long you expect to own your shares;
•	how much you intend to invest;
•	total costs and expenses associated with a particular share class and
•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Nationwide Funds offer several different share classes each with different price and cost features. The table to the right compares Class A and Class C shares, which are available to all investors, and Class B shares which are available only to certain investors.

Class R2, Institutional Service Class, Service Class, and Institutional Class shares are available only to certain investors. For eligible investors, Class R2, Institutional Service Class, Service Class, and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 5.75%	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Annual service and/or 12b-1 fee of 0.25%	Reduction and waivers of sales charges may be available.

Administrative services fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C expenses, which means higher dividends and/or net asset value (“NAV”) per share.

No conversion feature.

No maximum investment amount.

Class B Shares (closed to new investors)

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines 1% in most years to zero after six years.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee	Total annual operating expenses are higher than Class A expenses, which means lower dividends and/or NAV per share.

Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.

Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee	Total annual operating expenses are higher than Class A expenses, which means lower dividends and/or NAV per share.

No conversion feature.

Maximum investment amount of $1,000,000[1]. Larger investments may be rejected.

1	This limit was calculated based on a one-year holding period.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
Amount of	Offering	Invested	Percentage of
Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify the Funds’ transfer agent, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Funds’ transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.nationwidefunds.com/invest/salesinformation.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.
•	Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•	Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
•	Share repurchase privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•	Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A, Class B and Class C shares with your purchases of Class D shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Fund Distributors LLC (the “Distributor”) to waive sales charges;

•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor;
•	any investor who pays for shares with proceeds from sales of Nationwide Fund Class D shares (Class D shares are offered by other Nationwide Funds, but not these Funds);
•	retirement plans;
•	investment advisory clients of the Adviser’s affiliates and
•	directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

Waiver of Contingent Deferred Sales Charges Class B and Class C Shares

The CDSC is waived on:

•	the redemption of Class B or Class C shares purchased through reinvested dividends or distributions;
•	Class B shares which are qualifying redemptions of Class B shares under the Automatic Withdrawal Program;
•	Class B or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
•	mandatory withdrawals of Class B or Class C shares from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts and
•	redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Funds or the Distributor.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. For more complete information, see the SAI.

Class B Shares

Class B shares are offered only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares.

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years. If you redeem Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

							7 Years
Sale within	1 year	2 years	3 years	4 years	5 years	6 years	or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC of 1%.

For both Class B and Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A, Class B and Class C Shares” for a list of situations where a CDSC is not charged.

Share Classes Available only to Institutional Accounts

The Funds offer Class R2, Institutional Service Class, Institutional Class and Service Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires;
•	the total expenses of the share class and
•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Class R2 Shares (formerly, Class R Shares)

Class R2 shares are available to retirement plans including:

•	401(k) plans;
•	457 plans;
•	403(b) plans;
•	profit sharing and money purchase pension plans;
•	defined benefit plans;
•	non-qualified deferred compensation plans and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial services firm has an agreement with the Distributor to use Class R2 shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R2 shares are not available to:

•	institutional non-retirement accounts;
•	traditional and Roth IRAs;
•	Coverdell Education Savings Accounts;
•	SEPs and SAR-SEPs;
•	SIMPLE IRAs;
•	one-person Keogh plans;
•	individual 403(b) plans or
•	529 Plan accounts.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•	retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Funds for providing services or
•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Funds;
•	retirement plans for which no third-party administrator receives compensation from the Funds;
•	institutional advisory accounts of the Adviser’s affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries and related retirement plans;
•	rollover individual retirement accounts from such institutional advisory accounts;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients or
•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Service Class Shares

Service Class shares are available for purchase only by the following:

•	retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

long as the accounts are part of a program that collects an administrative services fee;

•	registered investment advisers investing on behalf of institutions and high net-worth individuals whose adviser is compensated by the Funds for providing services or
•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Services Fees

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, Class R2 and Service Class shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or shareholder services fees. These fees are paid to the Distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result,12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C, Class R2 and Service Class shares pay the Distributor annual amounts not exceeding the following:

Class	as a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R2 shares	0.50% (0.25% of which may be either a distribution or service fee)

Service Class shares	0.15% (distribution or service fee)

Administrative Services Fees

Class A, Class R2, Service Class and Institutional Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. (These fees are in addition to Rule 12b-1 fees for Class A, Class R2 and Service Class shares as described above.) These fees are paid by the Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual fee of 0.25% for Class A, Class R2, Service Class and Institutional Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund’s Class A, Class R2, Service Class and Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

The recipients of such payments may include:

•	the Distributor and other affiliates of the Adviser;
•	broker-dealers;
•	financial institutions and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

Contacting Nationwide Funds

Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions;
•	hear fund price information and
•	obtain mailing and wiring instructions.

Internet Go to www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses;
•	obtain information on the Nationwide Funds;
•	access your account information and
•	request transactions, including purchases, redemptions and exchanges.

By Regular Mail Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

By Fax 614-428-3278.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Fund Transactions—Class A, Class B, and Class C Shares

All transaction orders must be received by the Funds’ transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s net asset value (NAV) to receive that day’s NAV.

How to Buy Shares Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the offering of shares at any time.
How to Exchange* or Sell** Shares
* Exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.
**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.

By mail. Complete an application and send with a check made payable to: Nationwide Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 800-848-0920.

Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.

The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)

• if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• your bank may charge a fee to wire funds.
• the wire must be received by 4:00 p.m. in order to receive the current day’s NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)

• your proceeds typically will be wired to your bank on the next business day after your order has been processed.
• Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
• your financial institution may also charge a fee for receiving the wire.
• funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Nationwide Funds’ account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Nationwide Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

34 ï INDEX SERIES

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open and

•	generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent, plus any applicable sales charge.

Fair Valuation

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which Nationwide Bond Index Fund and Nationwide International Index Fund may invest may trade on days when the Funds do not price their shares, the NAV of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem their shares.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Valuation Procedures.

In-Kind Purchases

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

INDEX SERIES ï 35

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

•	Other days when the New York Stock Exchange is closed.

Minimum Investments

Class A, Class B* and Class C Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$1,000 (per Fund)
Additional Investments (Automatic Asset Accumulation Plan)	$50

Class R2 Shares
To open an account	No Minimum
Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Service Class Shares
To open an account	$25,000 (per Fund)
Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

* Class B shares are closed to new investors.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

•	name;
•	date of birth (for individuals);
•	residential or business street address (although post office boxes are still permitted for mailing) and
•	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Accounts with Low Balances

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.

•	If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the quarterly fee.

•	Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

36 ï INDEX SERIES

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchanging Shares

You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

•	both accounts have the same registration;
•	your first purchase in the new fund meets its minimum investment requirement and
•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R2, Institutional Class or Institutional Service Class shares. However,

•	if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Nationwide Money Market Fund).

Exchanges into Nationwide Money Market Fund

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class D, Class B or Class C shares of another Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

Automatic Withdrawal Program

You may elect to automatically redeem Class A, Class B and Class C shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC. If you own Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information about the waiver of the CDSC for Class B shares is located in the SAI.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the redemption.

You may not be able to redeem your Fund shares or the Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading is restricted or
•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, a Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or
•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in the shares of the particular Fund at the Fund’s then-current NAV until you give the Funds different instructions.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds’ ability to make a redemption-in-kind, see the SAI.

INDEX SERIES ï 37

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for redemptions of shares of a Fund in any of the following instances:

•	your account address has changed within the last 15 calendar days;
•	the redemption check is made payable to anyone other than the registered shareholder;
•	the proceeds are mailed to any address other than the address of record or
•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

38 ï INDEX SERIES

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Excessive or Short-Term Trading

The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the Adviser and/or subadvisers and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

•	restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•	reject transactions that violate the Fund’s excessive trading policies or its exchange limits.

Each Fund has also implemented redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:

•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and
•	redemption and exchange fees are imposed on certain Nationwide Funds. These Nationwide Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you exchange your Fund shares into another Nationwide Fund. The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 2, Investing with Nationwide Funds: Fair Valuation.

Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.

INDEX SERIES ï 39

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Nationwide Funds impose exchange and redemption fees on shares held in certain types of accounts. If you redeem or exchange your shares in such an account within a designated holding period, the redemption fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed first. If you exchange assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

•	shares redeemed or exchanged under regularly scheduled withdrawal plans;
•	shares purchased through reinvested dividends or capital gains;
•	shares redeemed (or exchanged into the Nationwide Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability and subsequent redemption must have occurred during the period the fee applied;
•	shares redeemed in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts;
•	shares redeemed or exchanged from retirement accounts within 30 days of an automatic payroll deduction or

•	shares redeemed or exchanged by any fund of funds that is affiliated with a Fund.

With respect to shares redeemed or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or redemption within 30 days of an automatic payroll deduction, you must inform the Funds’ transfer agent or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception. Redemption and exchange fees will be assessed unless or until the Funds are notified that an account is exempt.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;
•	qualified retirement plan accounts;
•	omnibus accounts where there is no capability to impose a redemption fee on underlying customers’ accounts and
•	intermediaries that do not or cannot report sufficient information to impose a redemption fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

The following Nationwide Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged if you have held the shares of the fund for less than the minimum holding period listed below:

		Minimum
	Exchange/	Holding Period
Fund	Redemption Fee	(calendar days)

Nationwide International Value Fund	2.00%	90

Nationwide U.S. Small Cap Value Fund	2.00%	90

Nationwide Value Opportunities Fund	2.00%	90

Nationwide Fund	2.00%	30

Nationwide Growth Fund	2.00%	30

Nationwide Large Cap Value Fund	2.00%	30

Nationwide Value Fund	2.00%	30

Nationwide Bond Fund	2.00%	7

Nationwide Bond Index Fund	2.00%	7

Nationwide Government Bond Fund	2.00%	7

Nationwide International Index Fund	2.00%	7

Nationwide Mid Cap Market Index Fund	2.00%	7

Nationwide S&P 500 Index Fund	2.00%	7

Nationwide Short Duration Bond Fund	2.00%	7

Nationwide Small Cap Index Fund	2.00%	7

40 ï INDEX SERIES

SECTION 3 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;

•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;

•	for corporate shareholders, a portion of income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and

•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 0% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

INDEX SERIES ï 41

SECTION 3 DISTRIBUTIONS AND TAXES (cont.)

Other Tax Jurisdictions

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by a Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after October 31, 2008, unless such exemptions are extended or made permanent.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien).You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

42 ï INDEX SERIES

SECTION 4 Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

The Adviser performs the following oversight and evaluation services to the Funds:

•	initial due diligence on prospective Fund subadvisers;

•	monitoring subadviser performance, including ongoing analysis and periodic consultations;

•	communicating performance expectations and evaluations to the subadvisers and

•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

INDEX SERIES ï 43

SECTION 5 NATIONWIDE BOND INDEX FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years ended October 31 or, if a Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by,          whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net										Ratio of	Investment
			Realized									Ratio	Expenses	Income (Loss)
			and									of Net	(Prior to	(Prior to
	Net Asset		Unrealized							Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	Income (Loss)	ments) to	ments) to
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$10.98	0.36	0.17	0.53	(0.38)	—	(0.38)	$11.13	4.94%	$40,757	0.71%	3.25%	0.77%	3.19%	151.56%
Year Ended October 31, 2005	$11.13	0.41	(0.34)	0.07	(0.42)	(0.01)	(0.43)	$10.77	0.56%	$42,126	0.71%	3.74%	0.77%	3.69%	153.31%
Year Ended October 31, 2006	$10.77	0.44	0.04	0.48	(0.44)	—	(0.44)	$10.81	4.59%	$44,444	0.71%	4.15%	0.75%	4.11%	113.91%
Year Ended October 31, 2007 (g)	$10.81	0.49	0.01	0.50	(0.49)	—	(0.49)	$10.82	4.77%	$66,184	0.73%	4.60%	0.77%	4.56%	164.97%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$10.98	0.30	0.17	0.47	(0.32)	—	(0.32)	$11.13	4.32%	$457	1.31%	2.70%	1.37%	2.65%	151.56%
Year Ended October 31, 2005	$11.13	0.33	(0.33)	—	(0.35)	(0.01)	(0.36)	$10.77	(0.04)%	$218	1.31%	3.18%	1.37%	3.09%	153.31%
Year Ended October 31, 2006	$10.77	0.38	0.04	0.42	(0.38)	—	(0.38)	$10.81	3.96%	$181	1.32%	3.56%	1.36%	3.52%	113.91%
Year Ended October 31, 2007 (g)	$10.81	0.43	0.01	0.44	(0.43)	—	(0.43)	$10.82	4.15%	$253	1.33%	4.01%	1.37%	3.97%	164.97%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2006 (f)	$10.68	0.23	0.13	0.36	(0.23)	—	(0.23)	$10.81	3.43%	$5	1.31%	3.73%	1.38%	3.66%	113.91%
Year Ended October 31, 2007 (g)	$10.81	0.41	0.02	0.43	(0.42)	—	(0.42)	$10.82	4.11%	$63	1.33%	3.99%	1.38%	3.94%	164.97%
Year Ended October 31, 2008

Institutional Class Shares
Year Ended October 31, 2004	$10.98	0.41	0.17	0.58	(0.43)	—	(0.43)	$11.13	5.36%	$952,042	0.31%	3.69%	0.37%	3.63%	151.56%
Year Ended October 31, 2005	$11.13	0.45	(0.34)	0.11	(0.46)	(0.01)	(0.47)	$10.77	0.97%	$1,470,683	0.31%	4.14%	0.37%	4.09%	153.31%
Year Ended October 31, 2006	$10.77	0.48	0.03	0.51	(0.48)	—	(0.48)	$10.80	4.91%	$2,036,325	0.32%	4.57%	0.36%	4.53%	113.91%
Year Ended October 31, 2007 (g)	$10.80	0.55	—	0.55	(0.54)	—	(0.54)	$10.81	5.19%	$1,047,851	0.32%	4.99%	0.35%	4.96%	164.97%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	For the period from March 29, 2006 (commencement of operations) through October 31, 2006.
(g)	Net investment income (loss) is based on average shares outstanding during the period.

44 ï INDEX SERIES

SECTION 5 NATIONWIDE INTERNATIONAL INDEX FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$6.55	0.10	1.07	1.17	(0.09)	(f)	(0.09)	$7.63	18.01%	$34,183	0.76%	1.57%	0.82%	1.51%	7.62%
Year Ended October 31, 2005	$7.63	0.16	1.18	1.34	(0.20)	(0.08)	(0.28)	$8.69	17.83%	$40,565	0.76%	1.81%	0.83%	1.75%	12.24%
Year Ended October 31, 2006	$8.69	0.16	2.11	2.27	(0.12)	(0.25)	(0.37)	$10.59	26.89%	$103,403	0.76%	1.95%	0.80%	1.91%	8.66%
Year Ended October 31, 2007 (i)	$10.59	0.24	2.32	2.56	(0.25)	(0.30)	(0.55)	$12.60	24.91%	$232,958	0.79%	2.27%	0.81%	2.25%	6.15%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$6.48	0.06	1.05	1.11	(0.05)	(f)	(0.05)	$7.54	17.21%	$159	1.36%	0.98%	1.42%	0.92%	7.62%
Year Ended October 31, 2005	$7.54	0.08	1.19	1.27	(0.16)	(0.08)	(0.24)	$8.57	17.17%	$396	1.36%	1.14%	1.43%	1.07%	12.24%
Year Ended October 31, 2006	$8.57	0.13	2.05	2.18	(0.08)	(0.25)	(0.33)	$10.42	25.98%	$605	1.37%	1.41%	1.41%	1.37%	8.66%
Year Ended October 31, 2007 (i)	$10.42	0.18	2.27	2.45	(0.18)	(0.30)	(0.48)	$12.39	24.18%	$714	1.37%	1.62%	1.39%	1.60%	6.15%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2005 (g)	$8.27	0.09	0.19	0.28	(0.11)	—	(0.11)	$8.44	3.63%	$152	1.36%	1.57%	1.43%	1.50%	12.24%
Year Ended October 31, 2006	$8.44	0.11	2.04	2.15	(0.09)	(0.25)	(0.34)	$10.25	26.06%	$639	1.37%	1.36%	1.41%	1.33%	8.66%
Year Ended October 31, 2007 (i)	$10.25	0.16	2.25	2.41	(0.19)	(0.30)	(0.49)	$12.17	24.22%	$1,665	1.37%	1.69%	1.39%	1.67%	6.15%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (h)(i)	$10.96	0.21	1.57	1.78	(0.14)	—	(0.14)	$12.60	16.39%	$1	0.76%	2.82%	0.77%	2.80%	6.15%
Year Ended October 31, 2008

Institutional Class Shares
Year Ended October 31, 2004	$6.56	0.12	1.08	1.20	(0.12)	(f)	(0.12)	$7.64	18.43%	$855,050	0.36%	1.99%	0.42%	1.93%	7.62%
Year Ended October 31, 2005	$7.64	0.18	1.19	1.37	(0.23)	(0.08)	(0.31)	$8.70	18.26%	$1,320,858	0.36%	2.17%	0.43%	2.10%	12.24%
Year Ended October 31, 2006	$8.70	0.22	2.09	2.31	(0.15)	(0.25)	(0.40)	$10.61	27.32%	$1,900,802	0.37%	2.34%	0.41%	2.30%	8.66%
Year Ended October 31, 2007 (i)	$10.61	0.30	2.32	2.62	(0.29)	(0.30)	(0.59)	$12.64	25.49%	$2,425,068	0.37%	2.62%	0.39%	2.60%	6.15%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	The amount is less than $0.005.
(g)	For period from February 14, 2005 (commencement of operations) through October 31, 2005.
(h)	For the period from March 9, 2007 (commencement of operations) through October 31, 2007.
(i)	Net investment income (loss) is based on average shares outstanding during the period.

INDEX SERIES ï 45

SECTION 5 NATIONWIDE MID CAP MARKET INDEX FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
												Ratio	Ratio of	Investment
			Net									of Net	Expenses	Income (Loss)
			Realized									Investment	(Prior to	(Prior to
	Net Asset	Net	and							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$11.87	0.05	1.13	1.18	(0.04)	(0.12)	(0.16)	$12.89	10.07%	$65,059	0.70%	0.50%	0.77%	0.44%	15.75%
Year Ended October 31, 2005	$12.89	0.12	2.04	2.16	(0.11)	(0.26)	(0.37)	$14.68	16.94%	$150,305	0.70%	0.90%	0.77%	0.84%	18.44%
Year Ended October 31, 2006	$14.68	0.17	1.63	1.80	(0.18)	(0.66)	(0.84)	$15.64	12.57%	$192,274	0.71%	1.09%	0.76%	1.05%	15.59%
Year Ended October 31, 2007	$15.64	0.17	2.22	2.39	(0.21)	(1.42)	(1.63)	$16.40	16.20%	$218,928	0.74%	1.05%	0.77%	1.01%	21.52%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$11.77	(0.02)	1.12	1.10	—	(0.12)	(0.12)	$12.75	9.44%	$657	1.31%	(0.10)%	1.37%	(0.17)%	15.75%
Year Ended October 31, 2005	$12.75	0.03	2.01	2.04	(0.03)	(0.26)	(0.29)	$14.50	16.15%	$884	1.31%	0.27%	1.38%	0.21%	18.44%
Year Ended October 31, 2006	$14.50	0.07	1.63	1.70	(0.09)	(0.66)	(0.75)	$15.45	11.98%	$935	1.32%	0.49%	1.37%	0.43%	15.59%
Year Ended October 31, 2007	$15.45	0.08	2.19	2.27	(0.12)	(1.42)	(1.54)	$16.18	15.52%	$1,001	1.32%	0.49%	1.36%	0.45%	21.52%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$11.76	(0.02)	1.12	1.10	—	(0.12)	(0.12)	$12.74	9.48%	$26	1.31%	(0.10)%	1.38%	(0.17)%	15.75%
Year Ended October 31, 2005	$12.74	0.02	2.01	2.03	(0.05)	(0.26)	(0.31)	$14.46	16.13%	$225	1.31%	0.28%	1.39%	0.21%	18.44%
Year Ended October 31, 2006	$14.46	0.07	1.62	1.69	(0.11)	(0.66)	(0.77)	$15.38	11.96%	$794	1.32%	0.42%	1.37%	0.38%	15.59%
Year Ended October 31, 2007	$15.38	0.08	2.18	2.26	(0.13)	(1.42)	(1.55)	$16.09	15.52%	$1,230	1.32%	0.40%	1.36%	0.36%	21.52%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)	$15.72	0.09	1.35	1.44	(0.18)	(0.59)	(0.77)	$16.39	9.40%	$1	0.73%	0.74%	0.75%	0.73%	21.52%
Year Ended October 31, 2008

Institutional Class Shares
Year Ended October 31, 2003	$9.25	0.08	2.70	2.78	(0.08)	—	(0.08)	$11.95	30.21%	$247,960	0.31%	0.87%	0.42%	0.76%	8.26%
Year Ended October 31, 2004	$11.95	0.11	1.13	1.24	(0.11)	(0.12)	(0.23)	$12.96	10.47%	$530,191	0.31%	0.89%	0.37%	0.83%	15.75%
Year Ended October 31, 2005	$12.96	0.17	2.06	2.23	(0.16)	(0.26)	(0.42)	$14.77	17.41%	$857,475	0.31%	1.27%	0.38%	1.21%	18.44%
Year Ended October 31, 2006	$14.77	0.22	1.65	1.87	(0.23)	(0.66)	(0.89)	$15.75	13.06%	$1,108,039	0.32%	1.47%	0.37%	1.43%	15.59%
Year Ended October 31, 2007	$15.75	0.23	2.24	2.47	(0.27)	(1.42)	(1.69)	$16.53	16.66%	$724,960	0.32%	1.67%	0.35%	1.64%	21.52%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from March 9, 2007 (commencement of operations) through October 31, 2007.

46 ï INDEX SERIES

SECTION 5 NATIONWIDE S&P 500 INDEX FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
												Ratio	Ratio of	Investment
			Net									of Net	Expenses	Income (Loss)
			Realized									Investment	(Prior to	(Prior to
	Net Asset	Net	and							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$9.04	0.11	0.70	0.81	(0.11)	—	(0.11)	$9.74	8.99%	$7,822	0.50%	1.18%	0.54%	1.13%	1.71%
Year Ended October 31, 2005	$9.74	0.15	0.64	0.79	(0.17)	—	(0.17)	$10.36	8.11%	$24,805	0.50%	1.49%	0.56%	1.43%	5.28%
Year Ended October 31, 2006	$10.36	0.16	1.47	1.63	(0.16)	(0.08)	(0.24)	$11.75	15.90%	$42,670	0.49%	1.46%	0.52%	1.43%	2.63%
Year Ended October 31, 2007	$11.75	0.19	1.44	1.63	(0.20)	(0.05)	(0.25)	$13.13	13.98%	$84,794	0.49%	1.48%	0.51%	1.46%	3.56%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$9.00	0.05	0.69	0.74	(0.04)	—	(0.04)	$9.70	8.23%	$4,820	1.23%	0.45%	1.27%	0.41%	1.71%
Year Ended October 31, 2005	$9.70	0.09	0.63	0.72	(0.09)	—	(0.09)	$10.33	7.45%	$5,707	1.23%	0.90%	1.28%	0.86%	5.28%
Year Ended October 31, 2006	$10.33	0.08	1.46	1.54	(0.08)	(0.08)	(0.16)	$11.71	15.01%	$6,296	1.23%	0.75%	1.26%	0.72%	2.63%
Year Ended October 31, 2007	$11.71	0.09	1.43	1.52	(0.11)	(0.05)	(0.16)	$13.07	13.09%	$12,040	1.23%	0.75%	1.25%	0.73%	3.56%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$9.01	0.05	0.67	0.72	(0.06)	—	(0.06)	$9.67	8.06%	$250	1.23%	0.46%	1.27%	0.42%	1.71%
Year Ended October 31, 2005	$9.67	0.08	0.64	0.72	(0.11)	—	(0.11)	$10.28	7.44%	$831	1.23%	0.71%	1.28%	0.65%	5.28%
Year Ended October 31, 2006	$10.28	0.08	1.46	1.54	(0.09)	(0.08)	(0.17)	$11.65	15.06%	$1,423	1.23%	0.72%	1.26%	0.69%	2.63%
Year Ended October 31, 2007	$11.65	0.10	1.42	1.52	(0.12)	(0.05)	(0.17)	$13.00	13.11%	$3,208	1.23%	0.74%	1.25%	0.72%	3.56%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)	$12.13	0.10	1.03	1.13	(0.14)	—	(0.14)	$13.12	9.34%	$236	0.74%	1.12%	0.76%	1.10%	3.56%
Year Ended October 31, 2008

Institutional Service Class Shares
Year Ended October 31, 2004	$9.07	0.12	0.69	0.81	(0.11)	—	(0.11)	$9.77	9.14%	$69,569	0.48%	1.21%	0.52%	1.16%	1.71%
Year Ended October 31, 2005	$9.77	0.18	0.62	0.80	(0.17)	—	(0.17)	$10.40	8.29%	$69,996	0.48%	1.68%	0.52%	1.63%	5.28%
Year Ended October 31, 2006	$10.40	0.17	1.46	1.63	(0.16)	(0.08)	(0.24)	$11.79	15.85%	$82,443	0.48%	1.49%	0.51%	1.47%	2.63%
Year Ended October 31, 2007	$11.79	0.20	1.44	1.64	(0.20)	(0.05)	(0.25)	$13.18	14.01%	$98,679	0.48%	1.52%	0.49%	1.50%	3.56%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from January 30, 2007 (commencement of operations) through October 31, 2007.

INDEX SERIES ï 47

SECTION 5 NATIONWIDE S&P 500 INDEX FUND FINANCIAL HIGHLIGHTS (cont.)

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets(c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Institutional Class Shares
Year Ended October 31, 2004	$9.07	0.13	0.70	0.83	(0.13)	—	(0.13)	$9.77	8.86%	$1,247,061	0.23%	1.45%	0.27%	1.41%	1.71%
Year Ended October 31, 2005	$9.77	0.19	0.64	0.83	(0.19)	—	(0.19)	$10.41	8.55%	$2,007,290	0.23%	1.86%	0.28%	1.81%	5.28%
Year Ended October 31, 2006	$10.41	0.19	1.47	1.66	(0.19)	(0.08)	(0.27)	$11.80	16.12%	$2,689,368	0.23%	1.73%	0.26%	1.71%	2.63%
Year Ended October 31, 2007	$11.80	0.23	1.44	1.67	(0.23)	(0.05)	(0.28)	$13.19	14.26%	$1,834,780	0.23%	1.82%	0.24%	1.81%	3.56%
Year Ended October 31, 2008

Service Class Shares
Year Ended October 31, 2004	$9.03	0.11	0.69	0.80	(0.10)	—	(0.10)	$9.73	9.24%	$523,127	0.63%	1.05%	0.67%	1.01%	1.71%
Year Ended October 31, 2005	$9.73	0.16	0.62	0.78	(0.15)	—	(0.15)	$10.36	8.06%	$578,102	0.63%	1.51%	0.67%	1.47%	5.28%
Year Ended October 31, 2006	$10.36	0.15	1.46	1.61	(0.14)	(0.08)	(0.22)	$11.75	15.74%	$628,021	0.63%	1.35%	0.66%	1.32%	2.63%
Year Ended October 31, 2007	$11.75	0.18	1.43	1.61	(0.18)	(0.05)	(0.23)	$13.13	13.79%	$666,420	0.63%	1.37%	0.65%	1.35%	3.56%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

48 ï INDEX SERIES

SECTION 5 NATIONWIDE SMALL CAP INDEX FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$10.25	0.06	1.06	1.12	(0.05)	(0.17)	(0.22)	$11.15	11.08%	$62,688	0.69%	0.56%	0.77%	0.48%	24.10%
Year Ended October 31, 2005	$11.15	0.10	1.20	1.30	(0.10)	(0.45)	(0.55)	$11.90	11.67%	$65,751	0.69%	0.90%	0.77%	0.82%	24.14%
Year Ended October 31, 2006	$11.90	0.15	2.06	2.21	(0.15)	(0.49)	(0.64)	$13.47	19.14%	$114,281	0.70%	1.21%	0.74%	1.17%	31.51%
Year Ended October 31, 2007	$13.47	0.14	0.94	1.08	(0.18)	(1.28)	(1.46)	$13.09	8.36%	$124,189	0.71%	1.03%	0.75%	1.00%	19.60%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$10.21	(0.01)	1.05	1.04	—	(0.17)	(0.17)	$11.08	10.28%	$424	1.29%	(0.04)%	1.37%	(0.12)%	24.10%
Year Ended October 31, 2005	$11.08	0.03	1.19	1.22	(0.03)	(0.45)	(0.48)	$11.82	10.98%	$444	1.29%	0.28%	1.37%	0.21%	24.14%
Year Ended October 31, 2006	$11.82	0.08	2.02	2.10	(0.07)	(0.49)	(0.56)	$13.36	18.38%	$482	1.30%	0.62%	1.35%	0.57%	31.51%
Year Ended October 31, 2007	$13.36	0.06	0.93	0.99	(0.09)	(1.28)	(1.37)	$12.98	7.68%	$449	1.30%	0.45%	1.34%	0.41%	19.60%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$10.20	—	1.06	1.06	(0.01)	(0.17)	(0.18)	$11.08	10.48%	$39	1.29%	(0.04)%	1.37%	(0.12)%	24.10%
Year Ended October 31, 2005	$11.08	0.03	1.19	1.22	(0.05)	(0.45)	(0.50)	$11.80	10.99%	$200	1.29%	0.23%	1.37%	0.16%	24.14%
Year Ended October 31, 2006	$11.80	0.06	2.05	2.11	(0.09)	(0.49)	(0.58)	$13.33	18.40%	$534	1.30%	0.53%	1.35%	0.49%	31.51%
Year Ended October 31, 2007	$13.33	0.06	0.93	0.99	(0.10)	(1.28)	(1.38)	$12.94	7.74%	$640	1.30%	0.42%	1.34%	0.38%	19.60%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 31, 2007 (f)	$12.75	0.07	0.64	0.71	(0.15)	(0.23)	(0.38)	$13.08	5.64%	$1	0.68%	0.84%	0.70%	0.81%	19.60%
Year Ended October 31, 2008

Institutional Class Shares
Year Ended October 31, 2004	$10.32	0.10	1.09	1.19	(0.10)	(0.17)	(0.27)	$11.24	11.51%	$210,322	0.29%	0.97%	0.37%	0.88%	24.10%
Year Ended October 31, 2005	$11.24	0.15	1.21	1.36	(0.15)	(0.45)	(0.60)	$12.00	12.11%	$348,509	0.29%	1.28%	0.37%	1.21%	24.14%
Year Ended October 31, 2006	$12.00	0.20	2.07	2.27	(0.19)	(0.49)	(0.68)	$13.59	19.60%	$518,239	0.30%	1.61%	0.35%	1.57%	31.51%
Year Ended October 31, 2007	$13.59	0.20	0.94	1.14	(0.23)	(1.28)	(1.51)	$13.22	8.76%	$320,319	0.30%	1.53%	0.33%	1.50%	19.60%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from March 9, 2007 (commencement of operations) through October 31, 2007.

INDEX SERIES ï 49

APPENDIX

Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Bonds – debt obligations issued by corporations, governments and other issuers.

Corporate bonds – debt securities issued by corporate issuers, as distinct from fixed-income securities issued by a government or its agencies or municipalities.

Common stock – securities representing shares of ownership of a corporation.

Derivative – a contract whose value is based on the performance of an underlying financial asset, index or economic measure.

Duration – related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Equity securities – securities including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts, that represent an ownership interest in the issuer.

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Market-weighted index – an index in which the weighting of each security is based on the issuing company’s market capitalization. Changes in the price of a company with a large capitalization affect the level of the index more than do changes in the price of a company with a smaller capitalization.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

50 ï INDEX SERIES

APPENDIX (cont.)

Additional Information about Investments, Investment Techniques and Risks

More about Index Funds

None of the Funds attempts to buy or sell securities based on Fund management’s economic, financial or market analysis, but instead employs a “passive” investment approach. This means that Fund management attempts to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. A Fund will buy or sell securities only when Fund management believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that the portfolio turnover and trading costs for each Fund (except Nationwide Bond Index Fund) may be lower than that of an “actively” managed fund. However, the Funds have operating and other expenses, while an index does not. Therefore, each Fund will tend to underperform its target index to some degree over time. It is not possible to invest directly in an index itself.

The Funds may invest in derivative securities, primarily exchange traded futures contracts. The use of derivatives allows a Fund to increase or decrease exposure to its target index quickly, with less cost than buying or selling securities. Each Fund will invest in options, futures and other derivative instruments in the following circumstances:

•	purchases of Fund shares increase;

•	to provide liquidity for redemptions of Fund shares and

•	to keep trading costs low.

In connection with the use of derivative instruments, a Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the target index.

Each of the Funds may utilize a “full replication” strategy. However, when the subadviser believes it would be cost efficient or where an index includes a particularly high number of securities, a Fund may deviate from full replication and instead invest in a sampling of stocks in its relevant index using the subadviser’s “optimization process”. The optimization process is a statistical sampling technique that aims to create a portfolio that has aggregate characteristics, such as average market capitalization and industry weightings, similar to those of the relevant index as a whole, but involves lower transaction costs than would be incurred using a full replication strategy. Each Fund may also purchase securities not included in the relevant index when the subadviser believes it is a cost-efficient way to approximate the performance of the relevant index. If a Fund uses these techniques, it may not track its relevant index as closely as if that Fund were fully replicating the index.

Nationwide Bond Index Fund

The Barclays Capital U.S. Aggregate Bond Index (formerly, Lehman Brothers U.S. Aggregate Index) is a market-weighted index comprised of approximately 6,500 dollar-denominated investment grade bonds with maturities greater than one year. Barclays Capital selects bonds for the Aggregate Bond Index based on its criteria for the Index and does not evaluate whether any particular bond is an attractive investment. Barclays Capital may periodically update the Aggregate Bond Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes.

The Nationwide Bond Index Fund may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the Index. Accordingly, the Fund may have a higher portfolio turnover rate than the other Funds.

All debt obligations purchased are determined to be within the top four categories by a rating agency at the time of investment. Fund management monitors any subsequent rating downgrade of a security to consider what action, if any, should be taken. Downgraded securities are not required to be sold.

The Fund usually invests a substantial portion of its assets in mortgage-backed securities, which may be either pass-through securities or collateralized mortgage obligations. The Fund may purchase securities on a when-issued basis, and it may also purchase or sell securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future, enabling the Fund to lock in a favorable yield and price.

The Fund may also enter into “dollar rolls”, in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a future date from the same party. During the period between the Fund’s sale of one security and purchase of a similar security, the Fund will not receive principal and interest payments. The Fund may also enter into standby commitment agreements in which the Fund is committed, for a certain period of time, to buy a stated amount of a fixed-income security that may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment, and the Fund is paid a commitment fee whether or not the security is issued.

INDEX SERIES ï 51

APPENDIX (cont.)

Nationwide International Index Fund

The MSCI EAFE Index is composed of equity securities of larger capitalization companies from various industries whose primary trading markets are in developed markets outside the United States. The countries currently included in the MSCI EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The country weightings are based on each country’s relative market capitalization.

MSCI Barra chooses the stocks in the MSCI EAFE Index based on factors including market capitalization, trading activity and the overall mix of industries represented in the Index. The MSCI EAFE Index is generally considered to broadly represent the performance of international stocks. MSCI Barra selects stocks for the MSCI EAFE Index based on criteria for the Index and does not evaluate whether any particular stock is an attractive investment. MSCI Barra may periodically update the MSCI EAFE Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes.

Nationwide Mid Cap Market Index Fund

The S&P 400® Index is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses and is generally considered to broadly represent the performance of publicly traded U.S. mid-capitalization stocks. The S&P 400® Index is a market-weighted index, which means that the stocks of the largest companies in the index have the greatest effect on its performance. Standard & Poor’s selects the stocks in the S&P 400® Index based on its criteria for the Index and does not evaluate whether any particular stock is an attractive investment. Standard & Poor’s periodically updates the S&P 400® Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror those changes.

Nationwide S&P 500 Index Fund

The S&P 500® Index is composed of approximately 500 common stocks selected by Standard & Poor’s, most of which are listed on the New York Stock Exchange. The S&P 500® Index is generally considered to broadly represent the performance of publicly traded U.S. larger capitalization stocks, although a small part of the S&P 500® Index is made up of foreign companies that have a large U.S. presence. Standard & Poor’s selects stocks for the S&P 500® Index based on its criteria for the Index and does not evaluate whether any particular stock is an attractive investment. Standard & Poor’s periodically updates the S&P 500® Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes.

Nationwide Small Cap Index Fund

The Russell 2000® Index is composed of common stocks of small-cap U.S. companies; it is composed of the common stocks of the 1,001st, through 3,000th largest U.S. companies, based on market capitalization. The Russell 2000® Index is generally considered to broadly represent the performance of publicly traded U.S. smaller-capitalization stocks. The Frank Russell Company selects stocks for the Russell 2000® Index based on its criteria for the Index and does not evaluate whether any particular stock is an attractive investment. The Frank Russell Company updates the Russell 2000® Index once annually, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes. Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the Index until the annual update.

Other Investments

In addition to the investment strategies described below, the Funds may invest in illiquid securities and repurchase agreements and may lend securities. To maintain liquidity, the Funds also invest in short-term money market instruments that are considered equivalent to cash. These instruments may include obligations of the U.S. government, its agencies or instrumentalities; highly rated bonds or comparable unrated bonds; commercial paper; bank obligations; and repurchase agreements. To the extent that a Fund invests in short-term money market instruments, it generally also invests in options, futures or other derivatives in order to maintain full exposure to its target index, as described above. The Funds do not invest in derivative securities or short-term money market instruments as a defensive strategy to lessen their exposure to common stocks or bonds.

Additional Risks Applicable to All Funds

Derivatives – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced

52 ï INDEX SERIES

APPENDIX (cont.)

opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;

•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;

•	a Fund may suffer disproportionately heavy losses relative to the amount invested and

•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Securities lending – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s return or manage its risks.

Borrowing risk – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;

•	certificates of deposit, bankers’ acceptances and interest- bearing savings deposits of commercial banks;

•	prime quality commercial paper;

•	repurchase agreements covering any of the securities in which the Fund may invest directly and

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

Additional Risks Applicable to Nationwide Bond Index Fund

Dollar rolls risk – the market value of securities the Fund is committed to buy may decline below the price of the securities it has sold. These transactions involve leverage. The Fund will engage in dollar rolls to enhance return and not for the purpose of borrowing.

Event risk – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

Mortgage-backed securities – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.“When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.

Foreign government debt securities risk – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put economic reforms required by

INDEX SERIES ï 53

APPENDIX (cont.)

the International Monetary Fund into place. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

U.S. government securities and U.S. government agency securities – a Fund may invest in U.S. government securities that include Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration,the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates,

•	the Federal Home Loan Banks,

•	the Federal National Mortgage Association (“FNMA”),

•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and

•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

Additional Risks Applicable to Nationwide Bond Index Fund and Nationwide International Index Fund

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve the following risks as well:

•	political and economic instability;

•	the impact of currency exchange rate fluctuations;

•	reduced information about issuers;

•	higher transaction costs;

•	less stringent regulatory and accounting standards and

•	delayed settlement.

Additional risks include that a foreign jurisdiction might impose or increase withholding taxes on income payable on foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Foreign custody risk – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Currency exchange risk – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

The Nationwide Bond Index Fund may invest in foreign securities to the extent that foreign securities are present in the Aggregate Bond Index. The Aggregate Bond Index may also include a portion of foreign securities. The Fund will invest only in U.S. dollar-denominated foreign securities.

Additional Risks Applicable to Nationwide Mid Cap Market Index Fund and Nationwide Small Cap Index Fund

Small-cap and mid-cap risk – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller

54 ï INDEX SERIES

APPENDIX (cont.)

number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Additional Risks Applicable to All Funds Except Nationwide Bond Index Fund

Stock market risk – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;

•	production;

•	management;

•	sales and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small-or large-capitalization stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

The SAI contains more information on the Funds’ investments and strategies and can be requested using the addresses and telephone numbers on the back of this prospectus.

Selective Disclosure of Portfolio Holdings

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

INDEX SERIES ï 55

Information from Nationwide Funds

Please read this Prospectus before you invest, and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this Prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•	Semiannual Reports

To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or phone number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please call 800-848-0920 for information.

For additional information contact:

By Regular Mail:
Nationwide Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

By Overnight Mail:
Nationwide Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Representatives are available 8 a.m. - 9 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the Nationwide Funds’ website at www.nationwidefunds.com.

Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov;
•	by electronic request to publicinfo@sec.gov;
•	in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090) or
•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

The Nationwide framemark and On Your Side are federally registered service marks of Nationwide Mutual Insurance Company. Nationwide Funds is a service mark of Nationwide Mutual Insurance Company.

©2009 Nationwide Funds Group. All rights reserved.	PR-IDX 2/09

Fund Prospectus
February   , 2009

Nationwide Micro Cap Equity Fund
Nationwide Mid Cap Growth Fund
Northpointe Small Cap Growth Fund
Northpointe Small Cap Value Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

Fund and Class	Ticker

Nationwide Micro Cap Equity Fund Class A	GMEAX

Nationwide Micro Cap Equity Fund Class B	GMEBX

Nationwide Micro Cap Equity Fund Class C	GMECX

Nationwide Micro Cap Equity Fund Class R2	GCERX

Nationwide Micro Cap Equity Fund Institutional Service Class	GMESX

Nationwide Micro Cap Equity Fund Institutional Class	GMEIX

Nationwide Mid Cap Growth Fund Class A	GMCAX

Nationwide Mid Cap Growth Fund Class B	GCPBX

Nationwide Mid Cap Growth Fund Class C	GCPCX

Nationwide Mid Cap Growth Fund Class R2	GMCRX

Nationwide Mid Cap Growth Fund Institutional Service Class	GMCGX

Nationwide Mid Cap Growth Fund Institutional Class	n/a

NorthPointe Small Cap Growth Fund Class A	GNSAX

NorthPointe Small Cap Growth Fund Class B	GNSBX

NorthPointe Small Cap Growth Fund Class C	GNSCX

NorthPointe Small Cap Growth Fund Class R2	GNPRX

NorthPointe Small Cap Growth Fund Institutional Service Class	GNSSX

NorthPointe Small Cap Growth Fund Institutional Class	GNSIX

NorthPointe Small Cap Value Fund Institutional Class	NNSVX

3	Section 1: Fund Summaries, Performance and Management
Nationwide Micro Cap Equity Fund
Nationwide Mid Cap Growth Fund
NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund
Fund Management

19	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Buying Shares
Fair Valuation
Customer Identification Information
Exchanging Shares
Automatic Withdrawal Program
Selling Shares
Excessive or Short-Term Trading
Exchange and Redemption Fees

31	Section 3: Distributions and Taxes

33	Section 4: Multi-Manager Structure

34	Section 5: Financial Highlights

39	Appendix
Key Terms
Additional Information about Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

NORTHPOINTE FUNDS ï 1

NorthPointe Funds

Introduction to the NorthPointe Funds

This prospectus provides information about four funds (the “Funds”), the shares of which are offered by Nationwide Mutual Funds (the “Trust”):

Nationwide Micro Cap Equity Fund
Nationwide Mid Cap Growth Fund
NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

The following section summarizes key information about the Funds, including information regarding their investment objectives, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

On December 3, 2008, the Board of Trustees of the Trust considered and approved a proposal to liquidate the Funds. The Funds will be liquidated on or about April 24, 2009 (the “Liquidation Date”). New account requests, exchanges into the Funds and purchase orders for Fund shares are no longer permissible (other than those purchase orders received through dividend reinvestment). In anticipation of each Fund’s liquidation, the Funds intend to begin to sell their portfolio holdings in exchange for cash, U.S. government securities and/or other short-term debt instruments thus departing from their stated objectives and investment strategies as disclosed in the Prospectus.

Until the Liquidation Date, shareholders may redeem or exchange their shares in the manner set forth in this Prospectus.

With respect to redemptions or exchanges, shareholders of the Funds are no longer subject to a redemption/exchange fee. Shareholders also are not subject to a CDSC upon the redemption of shares. That is, you will not be charged a CDSC whether you redeem your shares, receive the liquidating distribution or exchange into another Nationwide Fund.

If you exchange your Class B shares into another Nationwide Fund, you will not be charged a CDSC upon the subsequent sale from the Nationwide Fund you exchange into, although your holding period for conversion of Class B shares to Class A shares will remain unchanged. Shareholders of Class A shares may exchange their shares of the Fund for Class A shares of any other Nationwide Fund without paying a front-end sales charge. All other features of the exchange privilege described in this Prospectus will continue to apply. Rule 12b-1 distribution fees will continue to accrue on shares of the Funds in the manner set forth in this Prospectus until the Liquidation Date.

Upon the liquidation, each remaining shareholder of a Fund will receive a liquidating distribution equal to the shareholder’s proportionate interest in the net assets of the Fund. However, if you are invested in a Fund through an IRA account and you do not contact us prior to the Liquidation Date, we will place your liquidation proceeds into the Nationwide Money Market Fund until we receive instructions from you at 800-848-0920.

You may be subject to federal, state, local or foreign taxes on exchanges, redemptions or liquidations of Fund shares. You should consult your tax advisor for information regarding all tax consequences applicable to your investments in a Fund.

Each Fund employs a “multi-manager“ structure, which means that Nationwide Fund Advisors (“NFA“ or the “Adviser”), as the Funds’ investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for a Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See Section 4, Multi-Manager Structure for more information.

2 ï NORTHPOINTE FUNDS

SECTION 1 NATIONWIDE MICRO CAP EQUITY FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net asset in equity securities issued by very small companies considered to be micro-cap companies as of the time of investment. The Fund generally holds between 50 and 100 securities.

The Fund focuses on small, undiscovered, emerging growth companies, seeking to provide investors with potentially higher returns than would be achieved by investing primarily in larger, more established companies. Since micro-cap companies are generally not as well known and have less of an institutional following than larger companies, they may provide opportunities for higher returns due to inefficiencies in the marketplace.

In analyzing specific companies for possible investment, the Fund’s subadviser ordinarily looks for several of the following characteristics:

•	above average earnings growth;
•	attractive valuation;
•	development of new products, technologies or markets;
•	high quality balance sheet and
•	strong management team.

Although the Fund’s subadviser looks for companies with the potential for strong earnings growth rates, some of the Fund’s investments may be in companies that are experiencing losses.

The Fund’s subadviser may sell a particular security based on the following criteria:

•	changes in company fundamentals;
•	weak company management;
•	opportunity to purchase other, more attractively priced stocks;
•	market capitalization of twice the portfolio’s buying range or
•	weakening financial stability.

The Fund is not required to sell a security that has appreciated beyond the micro-cap range, but it typically will do so.

The Fund may invest without limit in initial public offerings (“IPOs”), although it is uncertain whether such IPOs will be available for investment by the Fund and what impact, if any, they will have on the Fund’s performance.

NFA has selected NorthPointe Capital LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Micro-cap risk – in general, stocks of smaller companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger company securities or the market overall. These risks may be more significant for investments in small companies that would be considered to be micro-cap companies. Micro-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a micro-cap company may lose substantial value. Investing in micro-cap companies requires a longer term investment view and may not be appropriate for all investors.

Initial public offering risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

NORTHPOINTE FUNDS ï 3

SECTION 1 NATIONWIDE MICRO CAP EQUITY FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. The performance of micro-cap stocks may be volatile; therefore, the Fund’s annual total returns may vary considerably from one period to the next. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Class A Shares
(years ended December 31)

Best Quarter:      % –      qtr of
Worst Quarter:      % –      qtr of

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
 as of December 31, 2008

Since Inception
	1 Year	5 Years	(June 27, 2002)

Class A shares – Before Taxes	%	%	%

Class A shares – After Taxes on Distributions	%	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%	%

Class B shares – Before Taxes	%	%	%

Class C shares – Before Taxes[2]	%	%	%

Class R2 shares – Before Taxes[3]	%	%	%

Institutional Service Class shares – Before Taxes	%	%	%

Institutional Class shares – Before Taxes	%	%	%

Russell Microcap Growth Index[4]	%	%	% [5]

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.
2	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.
3	Returns until the first offering of Class R2 shares (December 30, 2003) are based on the previous performance of Class B shares. This performance is substantially similar to what Class R2 shares would have produced because both classes invest in the same portfolio of securities. Returns for Class R2 shares have been adjusted to eliminate sales charges that do not apply to Class R2 shares, but have not been adjusted to reflect its lower expenses. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.
4	The Russell Microcap Growth Index is an unmanaged index that provides a measurement of the performance of the micro-cap growth segment of the U.S. equity market, such as micro-cap companies with higher price-to- book ratios and higher forecasted growth values. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.
5	The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since June 30, 2002.

4 ï NORTHPOINTE FUNDS

SECTION 1 NATIONWIDE MICRO CAP EQUITY FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund depending on the share class you select.

						Institutional
Shareholder Fees (paid directly	Class A		Class B	Class C	Class R2	Service	Institutional
from your investment)[1]	Shares		Shares	Shares	Shares	Class Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	5.00% [4]	1.00% [5]	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	1.25%		1.25%	1.25%	1.25%	1.25%	1.25%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%	1.00%	0.50%	None	None

Other Expenses[6]	—%		—%	—%	—%	—%	—%

Total Annual Fund Operating Expenses[7]	—%		—%	—%	—%	—%	—%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 1% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
6	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R2 and Institutional Service Class shares. For the year ended October 31, 2008, administrative services fees for Class A, Class R2 and Institutional Service Class shares were —%, —% and —%, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.65% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the “Total Annual Fund Operating Expenses” could increase to % for Class A shares, % for Class R2 shares and % for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses. [Currently, all share classes are operating below the expense limitation.]

NORTHPOINTE FUNDS ï 5

SECTION 1 NATIONWIDE MICRO CAP EQUITY FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Institutional Service Class shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R2, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

6 ï NORTHPOINTE FUNDS

SECTION 1 NATIONWIDE MID CAP GROWTH FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by mid-cap companies, utilizing a growth style of investing. In pursuing the Fund’s objective, the subadviser seeks “growth” companies that appear to be reasonably priced, using several of the following characteristics:

•	consistent above-average earnings growth and superior forecasted growth versus the market;
•	financial stability and strength;
•	a healthy balance sheet;
•	strong competitive advantage within a company’s industry;
•	positive investor sentiment;
•	relative market value and
•	strong management team.

The Fund may sell securities based on the following criteria:

•	change in company fundamentals;
•	cheaper attractive stocks become available or
•	financial stability and strength weaken.

While the Fund may also sell a security if its market capitalization exceeds that of its benchmark range, it is not required to sell solely because of that fact.

NFA has selected NorthPointe Capital LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Mid-cap risk – in general, stocks of mid-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a mid-cap company may lose substantial value. Investing in mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

NORTHPOINTE FUNDS ï 7

SECTION 1 NATIONWIDE MID CAP GROWTH FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Institutional Class Shares
(Years Ended December 31)

Best Quarter:      % –      qtr. of
Worst Quarter:      % –      qtr. of

After-tax returns are shown in the table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns1
as of December 31, 2008

Since
Inception
	1 Year	5 Years	(Oct. 1, 2002)

Class A shares – Before Taxes[2]	%	%	%

Class B shares – Before Taxes[2]	%	%	%

Class C shares – Before Taxes[2,3]	%	%	%

Class R2 shares – Before Taxes[2]	%	%	%

Institutional Service Class shares – Before Taxes[2]	%	%	%

Institutional Class shares – Before Taxes	%	%	%

Institutional Class shares – After Taxes on Distributions	%	%	%

Institutional Class shares – After Taxes on Distributions and Sales of Shares	%	%	%

Russell Midcap Growth Index[4]	%	%	% [5]

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	Returns until the first offering of Class A shares (March 5, 2003), Class B and Class C shares (August 21, 2003) and Class R2 shares (October 1, 2003) are based on the previous performance of Institutional Class shares. Returns for the Institutional Service Class shares through December 31, 2008 include performance of the Fund’s Institutional Class because the Institutional Service Class has not yet commenced operations. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class A, Class B, Class C, Class R2 and Institutional Service Class shares would have produced because all classes invest in the same portfolio of securities. Returns for these classes have been adjusted to eliminate sales charges (where applicable), but have not been adjusted to reflect differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees). If these fees were reflected, the performance for Class A, Class B, Class C, Class R2 and Institutional Service Class shares would have been lower. Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.

3	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

4	The Russell Midcap Growth Index is an unmanaged index of mid-capitalization growth stocks of U.S. companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5	The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since September 30, 2002.

8 ï NORTHPOINTE FUNDS

SECTION 1 NATIONWIDE MID CAP GROWTH FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund depending on the share class you select.

						Institutional
	Class A		Class B	Class C	Class R2	Service Class	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	5.00% [4]	1.00% [5]	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%	1.00%	0.50%	None	None

Other Expenses[6]	%		%	%	%	%	%

Total Annual Fund Operating Expenses	%		%	%	%	%	%

Amount of Fee Waiver/ Expense Reimbursement[7]	%		%	%	%	%	%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)%			%	%	%	%	%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.
3	A Contingent Deferred Sales Charge (CDSC) of up to 0.50% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee was paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
5	A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
6	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R2 and Institutional Service Class shares. For the year ended October 31, 2008, administrative services fees for Class A, Class R2 and Institutional Service Class shares were 0. %, 0. % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.15% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to % for Class A, % for Class R2 and % for Institutional Service Class shares of the Fund before the Adviser would be required to further limit the Fund’s expenses.

NORTHPOINTE FUNDS ï 9

SECTION 1 NATIONWIDE MID CAP GROWTH FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Institutional Service Class shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R2, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

10 ï NORTHPOINTE FUNDS

SECTION 1 NORTHPOINTE SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by small-cap companies. In pursuing a growth style of investing, the Fund invests primarily in common stock of smaller, emerging growth companies in the U.S. that may be undiscovered in an attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. The Fund’s subadviser focuses on securities that exhibit some or all of the following characteristics:

•	development of new products, technologies or markets;
•	high quality balance sheet;
•	above average earnings growth;
•	attractive valuation and
•	strong management team.

Although the Fund looks for companies with the potential for strong earnings growth rates, some of the Fund’s investments may be in companies that are experiencing losses. There is no limit on the length of operating history for the companies in which the Fund may invest.

The Fund’s subadviser considers selling a security when:

•	a company’s fundamentals change from the time of original investment;
•	the valuation measures deteriorate to where other attractive stocks are available more cheaply;
•	financial stability weakens;
•	management’s actions are not in the shareholders’ best interests and
•	market capitalization reaches twice the portfolio buying range.

The Fund may invest without limit in initial public offerings (“IPOs”) of small cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

NFA has selected NorthPointe Capital LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – in general, stocks of small-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Initial public offering risk – availability of initial public offerings (“IPOs”) may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

NORTHPOINTE FUNDS ï 11

SECTION 1 NORTHPOINTE SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Class A Shares
(Years Ended December 31)

Best Quarter:     % –      qtr of
Worst Quarter:     % –      qtr of

After-tax returns are shown in the table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
as of December 31, 2008

Since Inception
	1 Year	(Sept. 29, 2004)

Class A shares – Before Taxes	%	%

Class B shares – Before Taxes	%	%

Class C shares – Before Taxes	%	%

Class R2 shares – Before Taxes[2]	%	%

Institutional Service Class shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

Institutional Class shares – After Taxes on Distributions	%	%

Institutional Class shares – After Taxes on Distributions and Sales of Shares	%	%

Russell 2000® Growth Index[3]	%	% [4]

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	Prior to the date of this Prospectus, Class R2 shares were known as Class R shares.

3	The Russell 2000® Growth Index is an unmanaged index that measures the performance of small-cap stocks of U.S. companies that seem to offer a growth bias. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4	The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since September 30, 2004.

12 ï NORTHPOINTE FUNDS

SECTION 1 NORTHPOINTE SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund depending on the share class you select.

							Institutional
	Class A		Class B	Class C	Class R2	Institutional	Service
Shareholder Fees (paid directly from your investment)[1]	Shares		Shares	Shares	Shares	Class Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None	[3]	5.00% [4]	1.00% [5]	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.95%		0.95%	0.95%	0.95%	0.95%	0.95%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%		1.00%	1.00%	0.50%	None	None

Other Expenses[6]	%		%	%	%	%	%

Total Annual Fund Operating Expenses	%		%	%	%	%	%

Amount of Fee Waiver/ Expense Reimbursement[7]	%		%	%	%	%	%

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)%			%	%	%	%	%

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a separate transaction fee.

2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 0.50% will be imposed on redemptions of Class A shares purchased without a front-end sales charge and for which a finder’s fee was paid. Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.
4	A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class B Shares.
5	A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
6	“Other Expenses“ include administrative services fees which are permitted to be up to 0.25% with respect to Class A, Class R2 and Institutional Service Class shares. For the year ended October 31,2008, administrative services fees for Class A, Class R2 and Institutional Service Class Shares were %, % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses“ at this time for Class A, Class R2 or Institutional Service Class shares because these classes do not currently sell their shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.10% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)“ could increase to % for Class A, % for Class R2 and % for Institutional Service Class shares of the Fund before the Adviser would be required to further limit the Fund’s expenses.

NORTHPOINTE FUNDS ï 13

SECTION 1 NORTHPOINTE SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class B shares

Class C shares

Class R2 shares

Institutional Service Class shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class B shares	$	$	$	$

Class C shares

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R2, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

14 ï NORTHPOINTE FUNDS

SECTION 1 NORTHPOINTE SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by small-cap companies.

The Fund invests primarily in stocks of U.S. and foreign companies, which it considers to be value style companies. These companies appear to have good earnings growth potential and the Fund’s subadviser believes that the market has undervalued them. The Fund will also invest in stocks that are not well recognized and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which the Fund’s subadviser believes have favorable prospects for recovery). In addition to investing in small-cap companies, the Fund may also invest in larger capitalization companies and in real estate investment trusts (“REITs”).

The Fund’s subadviser considers selling a security if:

•	there are more attractive securities available;
•	the business environment is changing;
•	the price fits the portfolio managers’ price target or
•	to control the overall risk of the portfolio.

The Fund may engage in active and frequent trading of portfolio securities.

The Adviser has selected NorthPointe Capital LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – in general, stocks of small-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Special situation companies risk – special situation companies are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company’s market value. If the anticipated benefits of the developments do not ultimately materialize, the value of the special situation company may decline.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

REIT risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate

NORTHPOINTE FUNDS ï 15

SECTION 1 NORTHPOINTE SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE (cont.)

mortgages are subject to risk of default or prepayment risk.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Institutional Class Shares
(Years Ended December 31)

Best Quarter:     % –      qtr of
Worst Quarter:     % –      qtr of

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
as of December 31,2008

Since
Inception
	1 Year	5 Years	(June 29, 2000)

Institutional Class shares – Before Taxes	%	%	%

Institutional Class shares – After Taxes on Distributions	%	%	%

Institutional Class shares – After Taxes on Distributions and Sales of Shares	%	%	%

Russell 2000® Index[2]	%	%	% [3]

1	These returns reflect performance after expenses are deducted. The Fund does not impose sales charges.
2	The Russell 2000® Index is an unmanaged index that measures the performance of smaller U.S. companies. The Index does not pay fees or expenses. If fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.
3	The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since June 30, 2000.

16 ï NORTHPOINTE FUNDS

SECTION 1 NORTHPOINTE SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding the Institutional Class shares of the Fund.

Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.85%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	None

Other Expenses	%

Total Annual Fund Operating Expenses[1]	%

1	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.00% until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. [Currently, the Fund is operating below the expense limitation.]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class shares	$	$	$	$

NORTHPOINTE FUNDS ï 17

SECTION 1 FUND MANAGEMENT

Investment Adviser

Nationwide Fund Advisors (“NFA“ or the “Adviser”), 1200 River Road, Suite 1000,Conshohocken,Pennsylvania 19428, manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

Subadviser

NORTHPOINTE CAPITAL LLC (“NORTHPOINTE”), 101 West Big Beaver Road, Suite 745, Troy, Michigan 48084, is the subadviser to the Funds. Subject to the supervision of NFA and Board of Trustees, NorthPointe manages each Fund’s assets in accordance with each Fund’s investment objective and strategies. NorthPointe makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities. NorthPointe was organized in 1999 as a domestic equity money management firm dedicated to serving the investment needs of institutions, high-net worth individuals and mutual funds. NFA pays NorthPointe from the management fee it receives.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be available in the Funds’ semiannual report to shareholders, which will cover the period ending April 30, 2009.

Management Fees

Each Fund pays the Adviser a management fee, based on the Fund’s average daily net assets. The total aggregate management fee paid by each Fund for the fiscal year ended October 31, 2008, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was as follows:

Fund	Actual Management Fee Paid

Nationwide Micro Cap Equity Fund	%

Nationwide Mid Cap Growth Fund	%

NorthPointe Small Cap Growth Fund	%

NorthPointe Small Cap Value Fund	%

Portfolio Management

Nationwide Micro Cap Equity Fund

Carl P. Wilk, CFP, is responsible for the day-to-day management of the Fund, including selection of the Fund’s investments. Mr. Wilk joined NorthPointe in April 2002.

Nationwide Mid Cap Growth Fund

Robert D. Glise, CFA, is responsible for the day-to-day management of the Fund, including selection of the Fund’s investments. Mr. Glise joined NorthPointe in April 2002. He has over 13 years experience in managing mid capitalization securities.

NorthPointe Small Cap Growth Fund

Carl Wilk, CFP, senior portfolio manager, and Karl Knas, CPA, portfolio manager, are co-portfolio managers of the Fund.

Carl P. Wilk, CFP joined NorthPointe in April 2002. Mr. Wilk has over 19 years experience in managing micro and small capitalization securities.

Karl Knas, CPA, joined NorthPointe in February 2003.

NorthPointe Small Cap Value Fund

Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the Fund. Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000.

Additional Information About The Portfolio Managers

The Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.

18 ï NORTHPOINTE FUNDS

SECTION 2 INVESTING WITH NATIONWIDE FUNDS

Choosing a Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you;
•	how long you expect to own your shares;
•	how much you intend to invest;
•	total costs and expenses associated with a particular share class and
•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Nationwide Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R2, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R2, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

The NorthPointe Small Cap Value Fund offers only Institutional Class shares.

Comparing Class A, Class B and Class C Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 5.75%	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee of 0.25% Administrative services fee up to 0.25%	Total annual operating expenses are lower than Class B and Class C expenses, which means higher dividends and/or net asset value (“NAV”) per share.

No conversion feature.

No maximum investment amount.

Class B Shares

CDSC up to 5.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines 1% in most years to zero after six years.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee	Total annual operating expenses are higher than Class A expenses, which means lower dividends and/or NAV per share.
Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.

Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee	Total annual operating expenses are higher than Class A expenses, which means lower dividends and/or NAV per share.
No conversion feature.

Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

1	Unless you are eligible to purchase Class A shares without a sales charge, a CDSC of up to 1.00% may be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.
2	This limit was calculated based on a one-year holding period.

NORTHPOINTE FUNDS ï 19

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
Amount of	Offering	Invested	Percentage of
Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None	*

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge“ below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify the Funds’ transfer agent, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Funds’ transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges“ and “Waiver of Class A Sales Charges“ below and “Reduction of Class A Sales Charges“ and “Net Asset Value Purchase Privilege (Class A Shares Only)“ in the SAI for more information. This information regarding breakpoints is also available free of charge at www.nationwidefunds.com/invest/salesinformation.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.
•	Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•	Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay onehalf of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

•	Share repurchase privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•	Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A, Class B and Class C shares with your purchases of Class D shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide

20 ï NORTHPOINTE FUNDS

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Fund Distributors LLC (the “Distributor”) to waive sales charges;

•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor;
•	any investor who pays for shares with proceeds from sales of Nationwide Fund Class D shares (Class D shares are offered by other Nationwide Funds, but not these Funds);
•	retirement plans;
•	investment advisory clients of the Adviser’s affiliates and
•	directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.50% applies if a “finders fee“ is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC also does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason;
•	no finders fee was paid or
•	to shares acquired through reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares of the Nationwide Micro Cap Equity Fund

	$1 million	$4 million	$25 million
Amount of Purchase	to $3,999,999	to $24,999,999	or more

If redeemed within	18 months	18 months	18 months

Amount of CDSC	1.00%	0.50%	0.25%

Contingent Deferred Sales Charge on Certain Sales of Class A Shares of the Nationwide Mid Cap Growth Fund and NorthPointe Small Cap Growth Fund

	$1 million	$25 million
Amount of Purchase	to $24,999,999	or more

If sold within	18 months	18 months

Amount of CDSC	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges-Class A, Class B and Class C Shares“ for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Funds is described above; however, the CDSC for Class A shares of other Nationwide Funds may be different and are described in their respective prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:

•	the redemption of Class A, Class B or Class C shares purchased through reinvested dividends or distributions;
•	Class B shares which are qualifying redemptions of Class B shares under the Automatic Withdrawal Program;
•	Class A, Class B or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
•	mandatory withdrawals of Class A, Class B or Class C shares from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts and
•	redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Funds or the Distributor.

If a CDSC is charged when you redeem your Class B or Class C shares, and you then reinvest the proceeds in Class B or Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

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If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. For more complete information, see the SAI.

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years. If you redeem Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

							7 Years
Sale within	1 year	2 years	3 years	4 years	5 years	6 years	or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Conversion of Class B Shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the Class B shares converted; however, the total dollar value is the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both Class B and Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A, Class B and Class C Shares“ for a list of situations where a CDSC is not charged.

Share Classes Available Only to Institutional Accounts

The Funds offer Class R2, Institutional Service Class and Institutional Class shares. The NorthPointe Small Cap Value Fund offers only Institutional Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires,
•	the total expenses of the share class and
•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Class R2 Shares (formerly, Class R Shares)

Class R2 shares are available to retirement plans including:

•	401(k) plans,
•	457 plans,
•	403(b) plans,
•	profit sharing and money purchase pension plans,
•	defined benefit plans,
•	non-qualified deferred compensation plans and

•	other retirement accounts in which the retirement plan or the retirement plan’s financial service firm has an agreement with the Distributor to use Class R2 shares.

The above-referenced plans are generally small and mid-sized retirement plans that have at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R2 shares are not available to:

•	institutional non-retirement accounts,
•	traditional and Roth IRAs,
•	Coverdell Education Savings Accounts,
•	SEPs and SAR-SEPs,
•	SIMPLE IRAs,
•	one-person Keogh plans,
•	individual 403(b) plans or
•	529 Plan accounts.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•	retirement plans advised by financial professionals who are not associated with brokers or dealers primarily

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engaged in the retail securities business and rollover individual retirement accounts from such plans,

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services,
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee,
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Funds for providing services or
•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Fund;
•	retirement plans for which no third-party administrator receives compensation from the Funds;
•	institutional advisory accounts of the Adviser’s affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors and subsidiaries and related retirement plans;
•	rollover individual retirement accounts from such institutional advisory accounts;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals whose advisers derive compensation for advisory services exclusively from clients or
•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Services Fees

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R2 shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or shareholder servicing fees. These fees are paid to the Distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Service Class and Institutional Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R2 shares pay the Distributor annual amounts not exceeding the following:

Class	as a% of daily net assets

Class A shares	0.25% (distribution or service fee)

Class B shares	1.00% (0.25% service fee)

Class C shares	1.00% (0.25% service fee)

Class R2 shares	0.50% (0.25% of which may be either a distribution or service fee)

Administrative Services Fees

Class A, Class R2 and Institutional Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. (These fees are in addition to Rule 12b-1 fees for Class A and Class R2 shares as described above.) These fees are paid by the Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class R2 and Institutional Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund’s Class A, Class R2 and Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or its affiliates (collectively,“ Nationwide Funds Group“ or “NFG”) often makes payments for

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marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as “revenue sharing payments.“ The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

•	the Distributor and other affiliates of the Adviser;
•	broker-dealers;
•	financial institutions and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

Contacting Nationwide Funds

Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions;
•	hear fund price information and
•	obtain mailing and wiring instructions.

Internet Go to www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses;
•	obtain information on the Nationwide Funds;
•	access your account information and
•	request transactions, including purchases, redemptions and exchanges.

By Regular Mail Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

By Fax 614-428-3278.

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Fund Transactions—Class A, Class B, and Class C Shares

All transaction orders must be received by the Funds’ transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV.

How to Exchange* or Sell** Shares
How to Buy Shares	* Exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.
Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the offering of shares at any time.	**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.

By mail. Complete an application and send with a check made payable to: Nationwide Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 800-848-0920.

Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.

The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank.(The authorization will be in effect unless you give the Funds written notice of its termination.)

• if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• your bank may charge a fee to wire funds.
• the wire must be received by 4:00 p.m. in order to receive the current day’s NAV.

By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)

• your proceeds typically will be wired to your bank on the next business day after your order has been processed.
• Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
• your financial institution may also charge a fee for receiving the wire.
• funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Nationwide Funds’ account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Nationwide Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

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Buying Shares

Share Price

The net asset value or “NAV“ is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open and

•	generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering“ price for Fund shares is the NAV (for a particular class) next determined after the order is received by the Fund or its agent, plus any applicable sales charge.

Fair Valuation

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation“ in accordance with the Valuation Procedures. In addition, the Valuation Committee will “fair value“ securities whose value is affected by a “significant event. “Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event“ is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Valuation Procedures.

In-Kind Purchases

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

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Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

•	name,
•	date of birth (for individuals),
•	residential or business street address (although post office boxes are still permitted for mailing) and
•	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Accounts with Low Balances

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.

•	If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the quarterly fee.

•	Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

Exchanging Shares

You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

•	both accounts have the same registration,
•	your first purchase in the new fund meets its minimum investment requirement and

•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of Class D, Class B, Class C, Class R2, Service Class, Institutional Service Class or Institutional Class shares. However,

•	if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original Fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Nationwide Money Market Fund).

Exchanges into Nationwide Money Market Fund

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class D, Class B or Class C shares of another Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

Automatic Withdrawal Program

You may elect to automatically redeem shares in Class A, Class B and Class C shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Transfer Agent. Your account

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC. If you own Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information about the waiver of the CDSC for Class B shares is located in the SAI.

Selling Shares

You can sell, or in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the redemption.

You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings),
•	trading is restricted or
•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or
•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in the shares of the particular Fund at the Fund’s then-current NAV until you give the Trust different instructions.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds’ ability to make a redemption-in-kind, see the SAI.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

•	your account address has changed within the last 15 calendar days,
•	the redemption check is made payable to anyone other than the registered shareholder,
•	the proceeds are mailed to any address other than the address of record or
•	the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

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Excessive or Short-Term Trading

The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or sales and repurchases of Nationwide Funds within a short time period) may:

•	disrupt portfolio management strategies,
•	increase brokerage and other transaction costs and
•	negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the Adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

•	restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•	reject transactions that violate the Fund’s excessive trading policies or its exchange limits.

Each Fund has also implemented redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:

•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and
•	redemption and exchange fees are imposed on certain Nationwide Funds. These Nationwide Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you exchange your Fund shares into another Nationwide Fund. The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 2, Investing with Nationwide Funds: Fair Valuation.

Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through certain intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.

NORTHPOINTE FUNDS ï 29

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Nationwide Funds impose exchange and redemption fees on shares held in certain types of accounts. If you sell or exchange your shares in such an account within a designated holding period, the redemption fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. Redemption fees are no longer imposed on redemptions or exchanges from the Funds offered in this Prospectus, pending each such Fund’s ultimate liquidation. However, other Nationwide Funds into which you may exchange do impose redemption fees as shown below. Please see the prospectus for the Fund into which you may wish to exchange for further information.

		Minimum
	Exchange/	Holding Period
Fund	Redemption Fee	(calendar days)

Nationwide International Value Fund	2.00%	90

Nationwide U.S. Small Cap Value Fund	2.00%	90

Nationwide Value Opportunities Fund	2.00%	90

Nationwide Fund	2.00%	30

Nationwide Growth Fund	2.00%	30

Nationwide Large Cap Value Fund	2.00%	30

Nationwide Value Fund	2.00%	30

Nationwide Bond Fund	2.00%	7

Nationwide Bond Index Fund	2.00%	7

Nationwide Government Bond Fund	2.00%	7

Nationwide International Index Fund	2.00%	7

Nationwide Mid Cap Market Index Fund	2.00%	7

Nationwide S&P 500 Index Fund	2.00%	7

Nationwide Short Duration Bond Fund	2.00%	7

Nationwide Small Cap Index Fund	2.00%	7

30 ï NORTHPOINTE FUNDS

SECTION 3 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;
•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;
•	for corporate shareholders, a portion of income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and
•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 0% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

NORTHPOINTE FUNDS ï 31

SECTION 3 DISTRIBUTIONS AND TAXES (cont.)

Other Tax Jurisdictions

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by a Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after October 31, 2008, unless such exemptions are extended or made permanent.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

This discussion of “Distributions and Taxes“ is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

32 ï NORTHPOINTE FUNDS

SECTION 4 MULTI-MANAGER STRUCTURE

Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are subadvised by NorthPointe, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

The Adviser performs the following oversight and evaluation services to the Funds:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

NORTHPOINTE FUNDS ï 33

SECTION 5 NATIONWIDE MICRO CAP EQUITY FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years ended October 31, or if a Fund or a class has not been in existence for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by          , whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net									Ratio of Net	Expenses	Income (Loss)
			Realized									Investment	(Prior to	(Prior to
	Net Asset	Net	and							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Unrealized	Total from	Net			Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	Gains on	Investment	Realized	Total	Redemption	Value, End	Total	Period	to Average	Average Net	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Gains	Distributions	Fees	of Period	Return(a)(b)	(OOOs)	Net Assets(c)	Assets(c)	Assets(c)(d)	Assets(c)(d)	Turnover(e)
Class A Shares
Year Ended October 31, 2004	$15.91	(0.18)	3.81	3.63	(g)	(g)	0.02	$19.56	22.96%	$74,983	1.81%	(1.35)%	1.82%	(1.37)%	107.36%
Year Ended October 31, 2005	$19.56	(0.34)	2.63	2.29	(0.40)	(0.40)	0.02	$21.47	11.69%	$68,375	1.86%	(1.31)%	1.87%	(1.32)%	108.54%
Year Ended October 31, 2006	$21.47	(0.27)	4.22	3.95	(1.41)	(1.41)	—	$24.01	19.19%	$57,257	1.85%	(1.00)%	1.88%	(1.03)%	95.53%
Year Ended October 31, 2007 (h)	$24.01	(0.24)	1.33	1.09	(5.98)	(5.98)	—	$19.12	5.84%	$29,318	1.77%	(1.21)%	1.77%	(1.22)%	87.52%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$15.74	(0.26)	3.72	3.46	(g)	(g)	0.02	$19.22	22.13%	$6,403	2.55%	(2.11)%	2.57%	(2.13)%	107.36%
Year Ended October 31, 2005	$19.22	(0.46)	2.55	2.09	(0.40)	(0.40)	0.02	$20.93	10.84%	$7,647	2.61%	(2.04)%	2.62%	(2.06)%	108.54%
Year Ended October 31, 2006	$20.93	(0.43)	4.12	3.69	(1.41)	(1.41)	—	$23.21	18.41%	$7,117	2.52%	(1.68)%	2.56%	(1.71)%	95.53%
Year Ended October 31, 2007 (h)	$23.21	(0.36)	1.25	0.89	(5.98)	(5.98)	—	$18.12	5.00%	$4,853	2.51%	(1.96)%	2.52%	(1.97)%	87.52%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$15.76	(0.24)	3.70	3.46	(g)	(g)	0.02	$19.24	22.10%	$30,377	2.55%	(2.11)%	2.57%	(2.13)%	107.36%
Year Ended October 31, 2005	$19.24	(0.47)	2.56	2.09	(0.40)	(0.40)	0.02	$20.95	10.83%	$37,980	2.61%	(2.05)%	2.62%	(2.06)%	108.54%
Year Ended October 31, 2006	$20.95	(0.41)	4.10	3.69	(1.41)	(1.41)	—	$23.23	18.39%	$36,076	2.52%	(1.68)%	2.56%	(1.71)%	95.53%
Year Ended October 31, 2007(h)	$23.23	(0.36)	1.26	0.90	(5.98)	(5.98)	—	$18.15	5.06%	$19,739	2.51%	(1.96)%	2.52%	(1.97)%	87.52%
Year Ended October 31, 2008

Class R2 Shares
Period Ended October 3 1,2004 (f)	$17.38	(0.27)	2.14	1.87	(g)	(g)	0.02	$19.27	10.89%	$1	2.17%	(1.78)%	2.17%	(1.78)%	107.36%
Year Ended October 31, 2005	$19.27	(0.29)	2.53	2.24	(0.40)	(0.40)	0.02	$21.13	11.61%	$1	1.94%	(1.39)%	1.94%	(1.39)%	108.54%
Year Ended October 31, 2006	$21.13	(0.32)	4.13	3.81	(1.41)	(1.41)	—	$23.53	18.87%	$1	2.01%	(1.23)%	2.05%	(1.26)%	95.53%
Year Ended October 31, 2007 (h)	$23.53	(0.27)	1.24	0.97	(5.98)	(5.98)	—	$18.52	5.34%	$2	2.19%	(1.53)%	2.20%	(1.54)%	87.52%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	For the period from December 30,2003 (commencement of operations) through October 31,2004.
(g)	Amount is less than $0.005.
(h)	Net investment income (loss) is based on average shares outstanding during the period.

34 ï NORTHPOINTE FUNDS

SECTION 5 NATIONWIDE MICRO CAP EQUITY FUND FINANCIAL HIGHLIGHTS (cont.)

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net			Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Realized	Total	Redemption	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Gained	Distributions	Fees	of Period	Return (a)(b)	(000s)	Net Assets(c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Institutional Service Class Shares
Year Ended October 31, 2004	$15.96	(0.28)	3.97	3.69	(f)	(f)	0.02	$19.67	23.26%	$51	1.51%	(1.10)%	1.52%	(1.11)%	107.36%
Year Ended October 31, 2005	$19.67	(0.19)	2.54	2.35	(0.40)	(0.40)	0.02	$21.64	11.93%	$225	1.62%	(1.05)%	1.64%	(1.07)%	108.54%
Year Ended October 31, 2006	$21.64	(0.15)	4.21	4.06	(1.41)	(1.41)	—	$24.29	19.62%	$320	1.52%	(0.68)%	1.55%	(0.72)%	95.53%
Year Ended October 31, 2007 (g)	$24.29	(0.19)	1.35	1.16	(5.98)	(5.98)	—	$19.47	6.06%	$360	1.50%	(0.96)%	1.51%	(0.97)%	87.52%
Year Ended October 31, 2008

Institutional Class Shares
Year Ended October 31, 2004	$15.96	(0.16)	3.85	3.69	(f)	(f)	0.02	$19.67	23.26%	$3,493	1.52%	(1.14)%	1.54%	(1.15)%	107.36%
Year Ended October 31, 2005	$19.67	(0.22)	2.58	2.36	(0.40)	(0.40)	0.02	$21.65	11.98%	$8,113	1.63%	(1.05)%	1.65%	(1.07)%	108.54%
Year Ended October 31, 2006	$21.65	(0.13)	4.18	4.05	(1.41)	(1.41)	—	$24.29	19.56%	$15,451	1.51%	(0.69)%	1.55%	(0.72)%	95.53%
Year Ended October 31, 2007 (g)	$24.29	(0.19)	1.36	1.17	(5.98)	(5.98)	—	$19.48	6.12%	$15,950	1.50%	(0.96)%	1.51%	(0.97)%	87.52%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Amount is less than $0.005.
(g)	Net investment income (loss) is based on average shares outstanding during the period.

NORTHPOINTE FUNDS ï 35

SECTION 5 NATIONWIDE MID CAP GROWTH FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses	Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net			Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Realized	Total	Redemption	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Gains	Distributions	Fees	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Year Ended October 31, 2004	$13.84	(0.13)	0.87	0.74	(0.37)	(0.37)	—	$14.21	5.44%	$1,463	1.40%	(0.98)%	2.51%	(2.08)%	94.56%
Year Ended October 31, 2005	$14.21	(0.13)	2.16	2.03	(0.69)	(0.69)	—	$15.55	14.42%	$1,678	1.42%	(0.87)%	2.38%	(1.84)%	68.86%
Year Ended October 31, 2006	$15.55	(0.09)	2.12	2.03	(0.84)	(0.84)	0.01	$16.75	13.51%	$2,405	1.43%	(0.60)%	1.89%	(1.06)%	68.88%
Year Ended October 31, 2007 (f)	$16.75	(0.15)	3.03	2.88	(1.09)	(1.09)	0.01	$18.55	18.25%	$1,954	1.41%	(0.91)%	1.95%	(1.45)%	78.16%
Year Ended October 31, 2008

Class B Shares
Year Ended October 31, 2004	$13.84	(0.20)	0.84	0.64	(0.37)	(0.37)	—	$14.11	4.70%	$153	2.15%	(1.74)%	3.27%	(2.86)%	94.56%
Year Ended October 31, 2005	$14.11	(0.24)	2.15	1.91	(0.69)	(0.69)	—	$15.33	13.65%	$173	2.15%	(1.61)%	3.11%	(2.56)%	68.86%
Year Ended October 31, 2006	$15.33	(0.19)	2.07	1.88	(0.84)	(0.84)	0.01	$16.38	12.68%	$220	2.15%	(1.31)%	2.62%	(1.77)%	68.88%
Year Ended October 31, 2007 (f)	$16.38	(0.27)	2.94	2.67	(1.09)	(1.09)	0.01	$17.97	17.33%	$260	2.15%	(1.66)%	2.71%	(2.22)%	78.16%
Year Ended October 31, 2008

Class C Shares
Year Ended October 31, 2004	$13.84	(0.23)	0.87	0.64	(0.37)	(0.37)	—	$14.11	4.70%	$224	2.15%	(1.72)%	3.17%	(2.74)%	94.56%
Year Ended October 31, 2005	$14.11	(0.27)	2.18	1.91	(0.69)	(0.69)	—	$15.33	13.65%	$230	2.15%	(1.60)%	3.18%	(2.64)%	68.86%
Year Ended October 31, 2006	$15.33	(0.18)	2.06	1.88	(0.84)	(0.84)	0.01	$16.38	12.68%	$541	2.15%	(1.34)%	2.60%	(1.79)%	68.88%
Year Ended October 31, 2007 (f)	$16.38	(0.27)	2.95	2.68	(1.09)	(1.09)	0.01	$17.98	17.40%	$498	2.15%	(1.66)%	2.70%	(2.21)%	78.16%
Year Ended October 31, 2008

Class R2 Shares
Year Ended October 31, 2004	$13.86	(0.17)	0.86	0.69	(0.37)	(0.37)	—	$14.18	5.06%	$1	1.66%	(1.27)%	2.63%	(2.24)%	94.56%
Year Ended October 31, 2005	$14.18	(0.15)	2.17	2.02	(0.69)	(0.69)	—	$15.51	14.38%	$1	1.49%	(0.97)%	2.53%	(2.00)%	68.86%
Year Ended October 31, 2006	$15.51	(0.12)	2.11	1.99	(0.84)	(0.84)	0.01	$16.67	13.27%	$2	1.64%	(0.79)%	2.18%	(1.33)%	68.88%
Year Ended October 31, 2007 (f)	$16.67	(0.21)	3.01	2.80	(1.09)	(1.09)	0.01	$18.39	17.84%	$3	1.75%	(1.26)%	2.32%	(1.83)%	78.16%
Year Ended October 31, 2008

Institutional Class Shares
Year Ended October 31, 2004	$13.86	(0.10)	0.88	0.78	(0.37)	(0.37)	—	$14.27	5.73%	$1,553	1.15%	(0.72)%	2.26%	(1.83)%	94.56%
Year Ended October 31, 2005	$14.27	(0.07)	2.16	2.09	(0.69)	(0.69)	—	$15.67	14.79%	$2,531	1.15%	(0.61)%	1.98%	(1.43)%	68.86%
Year Ended October 31, 2006	$15.67	(0.05)	2.14	2.09	(0.84)	(0.84)	0.01	$16.93	13.80%	$4,053	1.15%	(0.34)%	1.61%	(0.79)%	68.88%
Year Ended October 31, 2007 (f)	$16.93	(0.11)	3.08	2.97	(1.09)	(1.09)	0.01	$18.82	18.60%	$5,236	1.15%	(0.66)%	1.71%	(1.22)%	78.16%
Year Ended October 31, 2008

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	Net investment income (loss) is based on average shares outstanding during the period.

36 ï NORTHPOINTE FUNDS

SECTION 5 NORTHPOINTE SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of
													Net
			Net								Ratio	Ratio of	Investment
			Realized								of Net	Expenses	Income (Loss)
			and								Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized						Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2004 (g)	$10.00	(0.01)	0.48	0.47	—	—	$10.47	4.70%	$1	1.50%	(1.17)%	9.82%	(9.48)%	0.48%
Year Ended October 31, 2005	$10.47	(0.13)	1.33	1.20	—	—	$11.67	11.46%	$1	1.58%	(1.11)%	1.69%	(1.22)%	144.08%
Year Ended October 31, 2006	$11.67	(0.09)	2.39	2.30	(1.01)	(1.01)	$12.96	20.98%	$19	1.40%	(0.97)%	1.45%	(1.02)%	98.72%
Year Ended October 31, 2007 (f)	$12.96	(0.11)	1.78	1.67	(1.07)	(1.07)	$13.56	13.71%	$2	1.38%	(0.85)%	1.42%	(0.89)%	85.86%
Year Ended October 31, 2008

Class B Shares
Period Ended October 31, 2004 (g)	$10.00	(0.01)	0.47	0.46	—	—	$10.46	4.60%	$1	2.07%	(1.78)%	9.13%	(8.84)%	0.48%
Year Ended October 31,2005	$10.46	(0.20)	1.32	1.12	—	—	$11.58	10.71%	$1	2.02%	(1.79)%	2.10%	(1.87)%	144.08%
Year Ended October 31, 2006	$11.58	(0.21)	2.41	2.20	(1.01)	(1.01)	$12.77	20.22%	$1	2.10%	(1.73)%	2.22%	(1.85)%	98.72%
Year Ended October 31, 2007 (f)	$12.77	(0.17)	1.73	1.56	(1.07)	(1.07)	$13.26	13.00%	$2	2.00%	(1.36)%	2.10%	(1.46)%	85.86%
Year Ended October 31, 2008

Class C Shares
Period Ended October 31, 2004 (g)	$10.00	(0.01)	0.47	0.46	—	—	$10.46	4.60%	$1	2.07%	(1.78)%	9.13%	(8.84)%	0.48%
Year Ended October 31, 2005	$10.46	(0.20)	1.32	1.12	—	—	$11.58	10.71%	$1	2.02%	(1.79)%	2.11%	(1.87)%	144.08%
Year Ended October 31, 2006	$11.58	(0.21)	2.41	2.20	(1.01)	(1.01)	$12.77	20.22%	$1	2.10%	(1.73)%	2.14%	(1.77)%	98.72%
Year Ended October 31, 2007 (f)	$12.77	(0.17)	1.73	1.56	(1.07)	(1.07)	$13.26	13.00%	$2	2.00%	(1.36)%	2.10%	(1.46)%	85.86%
Year Ended October 31, 2008

Class R Shares
Period Ended October 31, 2004 (g)	$10.00	(0.01)	0.47	0.46	—	—	$10.46	4.60%	$1	1.73%	(1.17)%	8.65%	(6.92)%	0.48%
Year Ended October 31, 2005	$10.46	(0.16)	1.33	1.17	—	—	$11.63	11.19%	$1	1.55%	(1.41)%	1.56%	(1.43)%	144.08%
Year Ended October 31, 2006	$11.63	(0.14)	2.43	2.29	(1.01)	(1.01)	$12.91	20.96%	$1	1.23%	(1.10)%	1.23%	(1.10)%	98.72%
Year Ended October 31, 2007 (f)	$12.91	(0.11)	1.72	1.61	(1.07)	(1.07)	$13.45	13.28%	$5,686	1.56%	(0.87)%	1.69%	(1.00)%	85.86%
Year Ended October 31, 2008

Institutional Service Class Shares
Period Ended October 31, 2004 (g)	$10.00	(0.01)	0.48	0.47	—	—	$10.47	4.70%	$1	1.04%	(0.74)%	8.22%	(7.92)%	0.48%
Year Ended October 31, 2005	$10.47	(0.10)	1.33	1.23	—	—	$11.70	11.75%	$1	1.19%	(0.87)%	1.40%	(1.08)%	144.08%
Year Ended October 31, 2006	$11.70	(0.10)	2.45	2.35	(1.01)	(1.01)	$13.04	21.38%	$1	1.35%	(0.77)%	1.35%	(0.77)%	98.72%
Year Ended October 31, 2007 (f)	$13.04	(0.05)	1.78	1.73	(1.07)	(1.07)	$13.70	14.11%	$2	1.02%	(0.38)%	1.11%	(0.47)%	85.86%
Year Ended October 31, 2008

Institutional Class Shares
Period Ended October 31, 2004 (g)	$10.00	(0.01)	0.48	0.47	—	—	$10.47	4.70%	$49,793	1.07%	(1.02)%	2.18%	(2.14)%	0.48%
Year Ended October 31, 2005	$10.47	(0.12)	1.36	1.24	—	—	$11.71	11.84%	$41,074	1.10%	(0.81)%	1.19%	(0.89)%	144.08%
Year Ended October 31, 2006	$11.71	(0.07)	2.43	2.36	(1.01)	(1.01)	$13.06	21.45%	$64,383	1.10%	(0.69)%	1.16%	(0.74)%	98.72%
Year Ended October 31, 2007 (f)	$13.06	(0.06)	1.78	1.72	(1.07)	(1.07)	$13.71	14.01%	$119,429	1.08%	(0.42)%	1.16%	(0.50)%	85.86%
Year Ended October 31, 2008

(a)	Excludes sales charges.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Net investment income (loss) is based on average shares outstanding during the period.
(g)	For the period from September 29, 2004 (commencement of operations) through October 31, 2004.

NORTHPOINTE FUNDS ï 37

SECTION 5 NORTHPOINTE SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio
														of Net
													Ratio of	Investment
			Net									Ratio	Expenses	Income
			Realized									of Net	(Prior to	(Prior to
	Net Asset		and							Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	Income (Loss)	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Institutional Class Shares
Year Ended October 31, 2004	$13.53	0.03	1.64	1.67	(0.03)	(0.74)	(0.77)	$14.43	12.65%	$32,156	0.99%	0.19%	1.00%	0.18%	135.45%
Year Ended October 31, 2005	$14.43	0.08	1.99	2.07	(0.08)	(3.91)	(3.99)	$12.51	15.39%	$25,069	1.00%	0.61%	1.03%	0.59%	164.93%
Year Ended October 31, 2006	$12.51	0.05	1.86	1.91	(0.05)	(2.65)	(2.70)	$11.72	18.07%	$32,267	1.00%	0.43%	1.07%	0.36%	154.88%
Year Ended October 31, 2007 (f)	$11.72	0.03	0.71	0.74	(0.05)	(1.44)	(1.49)	$10.97	6.48%	$31,186	0.97%	0.25%	0.98%	0.24%	182.64%
Year Ended October 31, 2008

(a)	Excludes sales charges.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Net investment income (loss) is based on average shares outstanding during the period.

38 ï NORTHPOINTE FUNDS

APPENDIX

Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Equity securities – securities including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts, that represent an ownership interest in the issuer.

Growth style – a style of investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Micro-cap companies – small companies whose market capitalization is similar to those of companies included in the Russell Microcap Growthtm Index, ranging from $      million to $      billion as of December 31, 2008. Micro-cap companies are substantially smaller than companies included in the Standard & Poor’s 500® Index.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap® Index, ranging from $      million to $      billion as of December 31, 2008.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $      million to $     billion as of December 31, 2008.

Value style – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their prices are less than the subadviser believes they are intrinsically worth, based on such factors as price-to-book ratio, price-to-earnings ratio and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

39

APPENDIX (cont.)

Additional Information About Investments, Investment Techniques and Risks

Stock market risk – each of the Funds could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small-, mid- or large-cap stocks or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events and the fluctuation of other stock markets around the world.

Foreign securities risk – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Small-and mid-cap risk – a Fund may invest in stocks of small- and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of larger companies or the market overall. Small- and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small- or mid-cap company may lose substantial value. Investing in small- and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Warrants – the Funds may invest in equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

REITs – a Fund may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

Securities lending – each of the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund.

Selection risk – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

Portfolio turnover – the Funds may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility and
•	result in additional tax consequences for Fund shareholders.

Temporary investments – each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances and interest- bearing savings deposits of commercial banks;
•	prime quality commercial paper;

40

APPENDIX (cont.)

•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

The SAI contains more information on the Funds’ investments and strategies and can be requested using the addresses and telephone numbers on the back of this prospectus.

Selective Disclosure of Portfolio Holdings

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

41

Information from Nationwide Funds

Please read this Prospectus before you invest and keep it with your records. The following documents —which may be obtained free of charge—contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this Prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•	Semiannual Reports

To obtain any of the above documents free of charge, to request other information about a Fund or to make other shareholder inquiries, contact us at the address or phone number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address).You can call us at 800-848-0920 or write to us at the address listed below, to request (1) additional copies free of charge or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please call 800-848-0920 for information.

For additional information contact:

By Regular Mail:
Nationwide Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

By Overnight Mail:
Nationwide Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Representatives are available 8 a.m. - 9 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the Nationwide Funds’ website at www.nationwidefunds.com.

Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov,
•	by electronic request to publicinfo@sec.gov.
•	in person at the SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090) or

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.:811-08495

The Nationwide framemark and On Your Side are federally registered service marks of Nationwide Mutual Insurance Company. Nationwide Funds is a service mark of Nationwide Mutual Insurance Company.

© 2009 Nationwide Funds Group. All rights reserved. PR-NP 2/09

Fund Prospectus
February   , 2009

Nationwide International Value Fund
Nationwide U.S. Small Cap Value Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

Fund and Class	Ticker

Nationwide International Value Fund Class A	NWVAX

Nationwide International Value Fund Class C	NWVCX

Nationwide International Value Fund Institutional Class	NWVIX

Nationwide International Value Fund Institutional Service Class	NWVSX

Nationwide U.S. Small Cap Value Fund Class A	NWUAX

Nationwide U.S. Small Cap Value Fund Class C	NWUCX

Nationwide U.S. Small Cap Value Fund Institutional Class	NWUIX

Nationwide U.S. Small Cap Value Fund Institutional Service Class	NWUSX

3	Section 1: Fund Summaries, Performance and Management
Nationwide International Value Fund
Nationwide U.S. Small Cap Value Fund
Fund Management

13	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Buying Shares
Fair Valuation
Customer Identification Information
Exchanging Shares
Automatic Withdrawal Program
Selling Shares
Excessive or Short-Term Trading
Exchange and Redemption Fees

26	Section 3: Distributions and Taxes

28	Section 4: Multi-Manager Structure

29	Section 5: Financial Highlights

31	Appendix
Key Terms
Additional Information about Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about two funds (the “Funds”), the shares of which are offered by Nationwide Mutual Funds (the “Trust”):

Nationwide International Value Fund
Nationwide U.S. Small Cap Value Fund

These Funds are primarily intended:

•	To help investors achieve growth of capital through a value style of investing in equity securities.

The following section summarizes key information about the Funds, including information regarding their investment objectives, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that either of the Funds will meet its respective investment objective or that a Fund’s performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A Note about Share Classes

Each Fund has four different share classes—Class A, Class C, Institutional Service Class and Institutional Class. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in Section 1, Fund Summaries and Performance.

Each Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as each Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for a Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See Section 4, Multi-Manager Structure for more information.

2

SECTION 1 NATIONWIDE INTERNATIONAL VALUE FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund, under normal circumstances, invests at least 80% of the value of its net assets in a diversified portfolio of equity securities of established companies located outside the United States. The Fund normally invests in companies located in at least three countries outside the United States. Companies in which the Fund invests are selected from a wide array of industries and are located in several developed and emerging market countries. These countries may include Canada, Australia, the developed nations in Europe and the Far East, and emerging market countries worldwide.

In constructing a portfolio of value securities, the subadviser uses fundamental and quantitative techniques to identify companies whose long-term earnings power the subadviser believes is not reflected in the securities’ current market prices. The subadviser screens the universe of eligible securities to determine which companies may be undervalued in the stock market, using earnings estimates and financial models to forecast each company’s long-term prospects and expected returns. Emphasis generally is placed on projected long-term performance rather than on near-term economic events.

Once the subadviser has identified a range of value stocks eligible for investment by the Fund, it ranks the issuer of each such stock in order of the highest to lowest risk-adjusted expected return. In determining whether to include or how much of a stock to include in the Fund’s portfolio, the subadviser considers the construction of the overall portfolio. The subadviser builds valuation and risk models designed to ensure that the Fund’s overall portfolio maintains an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, the subadviser selects those securities that also tend to diversify the Fund’s risk.

The Fund generally will sell a security when it no longer meets the subadviser’s valuation criteria. Sale of a stock that has reached its target may be delayed when earnings expectations or relative return trends are favorable.

The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and “semi-governmental securities” and also may invest in derivatives, such as options, futures, forwards and forward commitments, and swap agreements. Because of the dramatic impact that international currency fluctuations can have on equity returns, the subadviser evaluates currency and equity positions separately. The Fund may invest in currency futures and currency forwards in order to hedge against international currency exposure.

The Adviser has selected AllianceBernstein L.P. as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

3

SECTION 1 NATIONWIDE INTERNATIONAL VALUE FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows the Fund’s annual total returns for the past calendar year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Class A Shares
(Years Ended December 31)

Best Quarter:      % –      qtr. of 2008
Worst Quarter:      % –      qtr. of 2008

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
as of December 31, 2008

Since inception
	1 Year	(Dec. 21, 2007)

Class A shares – Before Taxes	%	%

Class A shares – After Taxes on Distributions	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%

Class C shares – Before Taxes	%	%

Institutional Service Class shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

MSCI EAFE Index[2]	%	% [3]

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	The MSCI EAFE Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

3	The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 2007.

4

SECTION 1 NATIONWIDE INTERNATIONAL VALUE FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund, depending on the share class you select.

			Institutional
	Class A	Class C	Service	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares	Shares	Class Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of the offering price)	5.75%[2]	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	1.00%[4]	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[5]	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.85%	0.85%	0.85%	0.85%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	None	None

Other Expenses[6]

Total Annual Fund Operating Expenses

Amount of Fee Waiver/ Expense Reimbursement[7]

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 1.00% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee is paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC of 1.00% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
5	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
6	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Institutional Service Class shares. For the year ended October 31, 2008, administrative services fees for Class A and Institutional Service Class shares were 0. % and 0. %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.00% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to % for Class A shares and % for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

5

SECTION 1 NATIONWIDE INTERNATIONAL VALUE FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class C shares

Institutional Service Class shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class C shares	$	$	$	$

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

6

SECTION 1 NATIONWIDE U.S. SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund is designed to capture the returns and diversification benefits associated with equity securities of a broad and diverse cross-section of smaller companies in the United States that the subadviser believes to be value investments. The following two investment policies apply to the Fund:

•	The Fund ordinarily holds at least 80% of the value of its net assets in common stocks of U.S. small-cap companies; and

•	The Fund will typically maintain an average portfolio market capitalization that is within the range of companies included in the Russell 2000 Value Index.

These two investment policies are non-fundamental, which means that they may be changed by the Fund’s Board of Trustees upon 60 days written notice to shareholders.

Using a market capitalization-weighted approach, the subadviser invests in companies that are smaller than that of the 500th largest U.S. company. The subadviser screens such companies for those exhibiting value characteristics, focusing primarily on those that have high book values in relation to the prices at which their common stocks trade in the market. This evaluation of book-to-price excludes companies having negative or zero book values. While the companies in which the Fund invests may vary in capitalization sizes under $5 billion, the average market capitalization of the overall portfolio normally stays within the range of companies included in the Russell 2000 Value Index.

The Fund also may invest in derivatives, such as futures contracts and options on futures contracts, in order to provide market exposure to cash held by the Fund pending investment in securities, or to maintain liquidity as necessary to pay for shareholder redemptions.

The Fund generally expects to retain securities of companies with smaller market capitalizations for longer periods, despite any decrease in such companies’ price-to-book ratio. While the Fund may sell securities that do not meet the subadviser’s value criteria when, in the subadviser’s judgment, circumstances warrant, the Fund is not required to sell a security even if a decline in the issuer’s market capitalization reflects a serious financial difficulty or potential or actual insolvency.

The Fund is designed for long-term investors with a focus on investment in the small-cap range, as opposed to individual stock selection.

The Adviser has selected Dimensional Fund Advisors LP as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – in general, stocks of small-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, the Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Targeted strategy risk – a portfolio that targets its investments to companies of different sizes within a broad small-capitalization range may fail to produce the returns and/or diversification benefits of the overall U.S. small capitalization market.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

7

SECTION 1 NATIONWIDE U.S. SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE (cont.)

Performance

The bar chart and table below can help you evaluate both the Fund’s potential risks and its potential rewards. The bar chart shows the Fund’s annual total returns for the past calendar year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

Annual Total Returns – Class A Shares
(Years Ended December 31)

Best Quarter:     % –      qtr of 2008
Worst Quarter:     % –      qtr of 2008

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average annual total returns1
as of December 31,2008

Since Inception
	1 Year	(Dec. 21, 2007)

Class A shares – Before Taxes	%	%

Class A shares – After Taxes on Distributions	%	%

Class A shares – After Taxes on Distributions and Sales of Shares	%	%

Class C shares – Before Taxes	%	%

Institutional Service Class shares – Before Taxes	%	%

Institutional Class shares – Before Taxes	%	%

Russell 2000® Value Index[2]	%	%[3]

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	The Russell 2000® Value Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the smallest 2,000 U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

3	The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 2007.

8

SECTION 1 NATIONWIDE U.S. SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE (cont.)

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund, depending on the share class you select.

			Institutional
	Class A	Class C	Service	Institutional
Shareholder Fees (paid directly from your investment)[1]	Shares	Shares	Class Shares	Class Shares

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of the offering price)	5.75%[2]	None	None	None

Maximum Deferred Sales Charge (Load) imposed upon redemptions (as a percentage of offering or sale price, whichever is less)	None[3]	1.00%[4]	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)[5]	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (paid to have the Fund’s investments professionally managed)	0.95%	0.95%	0.95%	0.95%

Distribution and/or Service (12b-1) Fees (paid from Fund assets to cover the cost of sales, promotions and other distribution activities, as well as certain shareholder servicing costs)	0.25%	1.00%	None	None

Other Expenses[6]

Total Annual Fund Operating Expenses

Amount of Fee Waiver/ Expense Reimbursement[7]

Total Annual Fund Operating Expenses (After Waivers/Reimbursements)

1	If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.
2	The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 2, Investing with Nationwide Funds: Choosing a Share Class—Reduction and Waiver of Class A Sales Charges.
3	A contingent deferred sales charge (CDSC) of up to 1.00% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee is paid. See Section 2, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge.
4	A CDSC of 1.00% is charged if you sell Class C shares within the first year after purchase. See Section 2, Investing with Nationwide Funds: Choosing a Share Class—Class C Shares.
5	A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund’s performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 2, Investing with Nationwide Funds: Selling Shares—Exchange and Redemption Fees.
6	“Other Expenses” include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Institutional Service Class shares. For the year ended October 31, 2008, administrative services fees for Class A and Institutional Service Class shares were % and %, respectively. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.
7	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.09% for all share classes until at least February 28, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to % for Class A shares and % for Institutional Service Class shares before the Adviser would be required to further limit the Fund’s expenses.

9

SECTION 1 NATIONWIDE U.S. SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares*	$	$	$	$

Class C shares

Institutional Service Class shares

Institutional Class shares

*	Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Class C shares	$	$	$	$

**	Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions.

10

SECTION 1 FUND MANAGEMENT

Investment Adviser

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

Subadvisers

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of a Fund’s assets in accordance with the Fund’s investment objectives and strategies. With regard to the portion of Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives.

ALLIANCEBERNSTEIN L.P. (“ALLIANCEBERNSTEIN”), 1345 Avenue of the Americas, New York, New York 10105, is the subadviser for the Nationwide International Value Fund.

DIMENSIONAL FUND ADVISORS LP (“DIMENSIONAL”), 1299 Ocean Avenue, Santa Monica, California 90401, is the subadviser for the Nationwide U.S. Small Cap Value Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be available in the Funds’ semiannual report to shareholders, which will cover the period ending April 30, 2009.

Management Fees

Each Fund pays the Adviser a management fee based on the Fund’s average daily net assets. The total management fee paid by each Fund for the fiscal year ended October 31, 2008, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was as follows:

Nationwide International Value Fund	%

Nationwide U.S. Small Cap Value Fund	%

Portfolio Management

Nationwide International Value Fund

The Nationwide International Value Fund is managed by AllianceBernstein’s Global Value Investment Policy Group, which includes Sharon E. Fay, Kevin F. Simms and Henry S. D’Auria. Ms. Fay has been Executive Vice President and Chief Investment Officer of the Bernstein Value Equities Unit since June 2003, and of U.K. and European Value Equities since prior to 2002. She has chaired the Global, European and U.K. Value Investment Policy Groups since prior to 2002. Mr. Simms is Senior Vice President of AllianceBernstein, with which he has been associated since prior to 2002, and Co-Chief Investment Officer of International Value Equities since 2003. He is also Director of Research for International Value and Global Value Equities since prior to 2002. Mr. D’Auria is Senior Vice President of AllianceBernstein, with which he has been associated since prior to 2002, Chief Investment Officer of Emerging Markets Value Equities since 2002 and Co-Chief Investment Officer of International Value Equities since 2003.

Nationwide U.S. Small Cap Value Fund

The Nationwide U.S. Small Cap Value Fund is managed using a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has ten members. Investment decisions for the Fund are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues.

In accordance with the team approach used to manage the Fund, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the funds including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere and Stephen A. Clark are primarily responsible for coordinating the day-to-day management of the Fund.

Mr. Deere is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a BS and a BA from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for domestic equity portfolios managed by Dimensional since 1994.

11

SECTION 1 FUND MANAGEMENT (cont.)

Mr. Clark is Dimensional’s Head of Portfolio Management and Vice President and is chairman of the Investment Committee. Mr. Clark received his MBA from the University of Chicago in 2001. He also holds a BS from Bradley University. Mr. Clark joined Dimensional in 2001 as a general portfolio manager in U.S. equities, became head of international equities trading in 2004 and assumed his current position in 2006.

Additional Information About The Portfolio Managers

The Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.

12

SECTION 2 INVESTING WITH NATIONWIDE FUNDS

Choosing a Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you;
•	how long you expect to own your shares;
•	how much you intend to invest;
•	total costs and expenses associated with a particular share class and
•	whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Funds offer several different share classes each with different price and cost features. The table to the right compares Class A and Class C shares, which are available to all investors.

Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Institutional Service Class and Institutional Class shares may be more suitable than Class A or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A and Class C Shares

Classes and Charges	Points to Consider

Class A Shares

Front-end sales charge up to 5.75%	A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1]	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee of 0.25% Administrative services fee up to 0.25%	Total annual operating expenses are lower than Class C expenses, which means higher dividends and/or net asset value (“NAV”) per share.

No conversion feature.

No maximum investment amount.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee	Total annual operating expenses are higher than Class A expenses, which means lower dividends and/or NAV per share.

No conversion feature

Maximum investment amount of 1,000,000[2]. Larger investments may be rejected.

1	Unless you are eligible to purchase Class A shares without a sales charge, a CDSC of up to 1.00% may be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

2	This limit was calculated based on a one-year holding period.

13

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of		Dealer
		Net Amount	Commission as
Amount of	Offering	Invested	Percentage of
Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*	Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify the Funds’ transfer agent, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Funds’ transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information. This information regarding breakpoints is also available free of charge at www.nationwidefunds.com/invest/salesinformation.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases.
•	Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•	Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
•	Share repurchase privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•	Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A and Class C shares with your purchases of Class B and Class D shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

14

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•	investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund Distributors LLC (the “Distributor”) to waive sales charges;
•	directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor;
•	any investor who pays for shares with proceeds from sales of another Nationwide Fund’s Class D shares (Class D shares are offered by other Nationwide Funds, but not these Funds);
•	retirement plans;
•	investment advisory clients of the Adviser and its affiliates and
•	directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the Funds offered by the Trust (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC also does not apply:

•	if you are eligible to purchase Class A shares without a sales charge for another reason;
•	no finders fee was paid or
•	to shares acquired through reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

	$1 million	$4 million
Amount of Purchase	to $3,999,999	to $24,999,999	$25 million

If sold within	18 months	18 months	18 months

Amount of CDSC	1.00%	0.50%	0.25%

Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Funds is described above; however, the CDSCs for Class A shares of other Nationwide Funds may be different and are described in their respective prospectuses. If you purchase more than one of the Nationwide Funds and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.

Waiver of Contingent Deferred Sales Charges Class A and Class C Shares

The CDSC is waived on:

•	the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;
•	Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
•	mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts and
•	redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Funds or the Distributor.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. For more complete information, see the SAI.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC of 1%.

For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” for a list of situations where a CDSC is not charged.

Share Classes Available Only to Institutional Accounts

The Funds offer Institutional Service Class and Institutional Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires;
•	the total expenses of the share class and
•	the appropriate level and type of fee to compensate the intermediary.

An intermediary may receive different compensation depending on which class is chosen.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•	retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•	a bank,trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Funds for providing services or
•	life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Funds;
•	retirement plans for which no third-party administrator receives compensation from the Funds;
•	institutional advisory accounts of the Adviser’s affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries and related retirement plans;
•	rollover individual retirement accounts from such institutional advisory accounts;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients or
•	high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Distributor. These fees are either kept by the Distributor or paid to your financial adviser or other intermediary.

Distribution and Services Fees

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A and Class C shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or services fees. These fees are paid to the Distributor and are either kept or paid

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

to your financial adviser or other intermediary for distribution and shareholder services.

These 12b-1 fees are in addition to any applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A and Class C shares pay the Distributor annual amounts not exceeding the following:

Class	as a % of daily net assets

Class A shares	0.25% (distribution or service fee)

Class C shares	1.00% (0.25% service fee)

Administrative Services Fees

Class A and Institutional Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. (These fees are in addition to Rule 12b-1 fees as described above.) These fees are paid by the Funds to broker-dealers or other financial intermediaries which provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual fee of 0.25% for each of Class A and Institutional Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund’s Class A and Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as “revenue sharing payments. “The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of a Fund on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

•	the Distributor and other affiliates of the Adviser;
•	broker-dealers;
•	financial institutions and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser’s selection of such broker-dealer for portfolio transaction execution.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Contacting Nationwide Funds

Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•	make transactions;
•	hear fund price information and
•	obtain mailing and wiring instructions.

Internet Go to www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•	download Fund prospectuses;
•	obtain information on the Nationwide Funds;
•	access your account information and
•	request transactions, including purchases, redemptions and exchanges.

By Regular Mail Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

By Fax 614-428-3278.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Fund Transactions—Class A and Class C Shares

All transaction orders must be received by the Funds’ transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV.

How to Buy Shares	How to Exchange* or Sell** Shares
Be sure to specify the class of shares you wish to	* Exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.
purchase. Each Fund may reject any order to buy shares	**A medallion signature guarantee may be required. See
and may suspend the offering of shares at any time.	“Medallion Signature Guarantee” below.

Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.

By mail. Complete an application and send with a check made payable to: Nationwide Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash,starter checks, third-party checks, travelers’ checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 800-848-0920.

Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.

The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)

• if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• your bank may charge a fee to wire funds.
• the wire must be received by 4:00 p.m. in order to receive the current day’s NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)

• your proceeds typically will be wired to your bank on the next business day after your order has been processed.
• Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
• your financial institution may also charge a fee for receiving the wire.
• funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Nationwide Funds’ account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Nationwide Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.	Retirement plan participants should contact their plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•	calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open and
•	generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent, plus any applicable sales charge.

Fair Valuation

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Valuation Procedures.

In-Kind Purchases

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

•	Other days when the New York Stock Exchange is closed.

Minimum Investments

Class A and Class C Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)
To start an Automatic Asset
Accumulation Plan	$1,000 (per Fund)
Additional investments
(Automatic Asset Accumulation Plan)	$50

Institutional Service Class Shares
To open an account	$50,000 (per Fund)
Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)
Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

•	name;
•	date of birth (for individuals);
•	residential or business street address (although post office boxes are still permitted for mailing) and
•	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Accounts with Low Balances

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.

•	If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the quarterly fee.
•	Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchanging Shares

You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

•	both accounts have the same registration;
•	your first purchase in the new fund meets its minimum investment requirement and
•	you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class C shares.

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of Class A, Class C, Institutional Service Class or Institutional Class shares. However,

•	if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•	if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Nationwide Money Market Fund).

Exchanges into Nationwide Money Market Fund

You may exchange between Class A, Class C or Institutional Service Class shares and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class D, Class B or Class C shares of another Nationwide Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

Automatic Withdrawal Program

You may elect to automatically redeem Class A and Class C shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC.

Selling Shares

You can sell or, in other words, redeem your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after a Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the redemption.

You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading is restricted or
•	an emergency exists (as determined by the Securities and Exchange Commission).

Generally, a Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

•	is engaged in excessive trading or
•	if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in the shares of the particular Fund at the Fund’s then-current NAV until you give the Funds different instructions.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds’ ability to make a redemption-in-kind, see the SAI.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

•	your account address has changed within the last 15 calendar days;
•	the redemption check is made payable to anyone other than the registered shareholder;
•	the proceeds are mailed to any address other than the address of record or
•	the redemption proceeds are being wired to a bank for which instructions currently are not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

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SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Excessive or Short-Term Trading

The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the Adviser and/or subadvisers and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

•	restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•	reject transactions that violate the Fund’s excessive trading policies or its exchange limits.

Each Fund has also implemented redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:

•	an exchange equaling 1% or more of a Fund’s NAV may be rejected and
•	redemption and exchange fees are imposed on certain Nationwide Funds. These Nationwide Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you exchange your Fund shares into another Nationwide Fund. The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 2, Investing with Nationwide Funds: Fair Valuation.

Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.

24

SECTION 2 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Nationwide Funds impose exchange and redemption fees on shares held in certain accounts. If you redeem or exchange your shares within a designated holding period, the exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

•	shares redeemed or exchanged under regularly scheduled withdrawal plans;
•	shares purchased through reinvested dividends or capital gains;
•	shares redeemed (or exchanged into the Nationwide Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent redemption must have occurred during the period the fee applied;
•	shares redeemed in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts;
•	shares redeemed or exchanged from retirement accounts within 30 calendar days of an automatic payroll deduction or
•	shares redeemed or exchanged by any fund of funds that is affiliated with a Fund.

With respect to shares redeemed or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or redemption within 30 calendar days of an automatic payroll deduction, you must inform the Funds’ transfer agent or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Redemption and exchange fees will be assessed unless or until the Funds are notified that an account is exempt.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•	broker wrap fee and other fee-based programs;
•	qualified retirement plan accounts;
•	omnibus accounts where there is no capability to impose an exchange fee on underlying customers’ accounts and
•	intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

The following Nationwide Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged out of one of these funds into another Nationwide Fund if you have held the shares of the fund for less than the minimum holding period listed below:

	Minimum
	Exchange/	Holding Period
Fund	Redemption Fee	(calendar days)

Nationwide International Value Fund	2.00%	90

Nationwide U.S. Small Cap Value Fund	2.00%	90

Nationwide Value Opportunities Fund	2.00%	90

Nationwide Fund	2.00%	30

Nationwide Growth Fund	2.00%	30

Nationwide Large Cap Value Fund	2.00%	30

Nationwide Value Fund	2.00%	30

Nationwide Bond Fund	2.00%	7

Nationwide Bond Index Fund	2.00%	7

Nationwide Government Bond Fund	2.00%	7

Nationwide International Index Fund	2.00%	7

Nationwide Mid Cap Market Index Fund	2.00%	7

Nationwide Short Duration Bond Fund	2.00%	7

Nationwide S&P 500 Index Fund	2.00%	7

Nationwide Small Cap Index Fund	2.00%	7

25

SECTION 3 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gains Distributions

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;
•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;
•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction, subject to certain limitations and
•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Funds will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

If the Nationwide International Value Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you pro rata as a foreign tax credit.

Income received by a Fund from equity interests of certain mortgage pooling vehicles, either directly or through an investment in a real estate investment trust (REIT) that holds such interests or qualifies as a taxable mortgage pool, is treated as “excess inclusion income.” In general, this income is required to be allocated to Fund shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income (1) may not be offset with net operating losses, (2) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is subject to UBTI, and (3) is subject to a 30% U.S. withholding tax to the extent such income is allocable to a shareholder who is not a U.S. person, without regard to otherwise applicable exemptions or rate reductions. The Fund must pay the tax on its excess inclusion income that is allocable

26

SECTION 3 DISTRIBUTIONS AND TAXES (cont.)

to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that the Fund shares owned by a “disqualified organization” are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund’s excess inclusion income allocable to them on behalf of the “disqualified organizations.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 0% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed at applicable ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

State and Local Taxes

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

Non-U.S. Investors

Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by a Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after October 31, 2008, unless such exemptions are extended or made permanent.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

27

SECTION 4 MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

The Adviser performs the following oversight and evaluation services to the Funds:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance,including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

28

SECTION 5 NATIONWIDE INTERNATIONAL VALUE FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years ended October 31, or if a Fund or a class has not been in operation for the past five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by          , whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions							Ratios/Supplemental Data
Ratio of Net
Investment
			Net											Ratio of	Ratio of	Income
			Realized											Net	Expenses	(Loss)
			and						Capital	Net		Net		Investment	(Prior to	(Prior to
	Net Asset		Unrealized	Total					Contribu-	Asset		Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Net	Gains	from	Net	Net			tions	Value,	Total	at End	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Reverse	from	End of	Return	of Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Stock Split	Adviser	Period	(a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2008 (f)

Class C Shares
Period Ended October 31, 2008 (f)

Institutional Class Shares
Period Ended October 31, 2008 (f)

Service Class Shares
Period Ended October 31, 2008 (f)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	For the period from December 21, 2007 (commencement of operations) through October 31, 2008.

29

SECTION 5 NATIONWIDE U.S. SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions							Ratios/Supplemental Data
Ratio of Net
Investment
			Net											Ratio of	Ratio of	Income
			Realized											Net	Expenses	(Loss)
			and						Capital	Net		Net		Investment	(Prior to	(Prior to
	Net Asset		Unrealized	Total					Contribu-	Asset		Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Net	Gains	from	Net	Net			tions	Value,	Total	at End	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	Reverse	from	End of	Return	of Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Stock Split	Adviser	Period	(a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)
Class A Shares
Period Ended October 31, 2008 (f)

Class C Shares
Period Ended October 31, 2008 (f)

Institutional Class Shares
Period Ended October 31, 2008 (f)

Service Class Shares
Period Ended October 31, 2008 (f)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	For the period from December 21, 2007 (commencement of operations) through October 31, 2008.

30

APPENDIX

Key Terms

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Book value – a way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Common stock – securities representing shares of ownership of a corporation.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Emerging market countries – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Market capitalization-weighted approach – an approach to portfolio construction in which the amount of a particular company’s stock held by a Fund is keyed to that stock’s market capitalization as compared to all of the Fund’s other stock holdings. Market capitalization weighting is adjusted to consider such factors as momentum, trading strategies, liquidity management and other factors determined to be appropriate, given market conditions.

Quantitative techniques – mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a Fund.

Russell 2000 Value Index – a segment of the Russell 2000 Index composed of common stocks of U.S. small-cap companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the smallest 2,000 companies in the Russell 3000 Index, which in turn measures the performance of the largest 3,000 U.S. companies based on market capitalization. The Russell 2000 Value Index represents those issuers listed in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The market capitalization of companies included in the Russell 2000 Value Index ranged from $      million to $      billion as of December 31, 2008.

U.S. small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000 Index and which list their stock on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market System. As of December 31, 2008, market capitalizations of companies included in the Russell 2000 Index ranged from $      million to $      billion.

Value – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as price-to-book ratio, price-to-earnings ratio and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

31

APPENDIX (cont.)

Additional Information about Investments, Investment Techniques and Risks

Convertible securities – the Funds may invest in debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change when the market value of the underlying common or preferred stock fluctuates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Currency risk – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Depositary receipts – the Nationwide International Value Fund may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Derivatives – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;

•	their use may reduce liquidity and make the Fund harder to value, especially in declining markets;

•	a Fund may suffer disproportionately heavy losses relative to the amount invested and

•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Emerging markets risk – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

Exchange-traded funds risk – each Fund may, within the limits permitted by law, invest in other investment companies known as exchange-traded funds (“ETFs”). The risk associated with a particular ETF corresponds closely to the risk of the asset or capitalization subclass the ETF is tracking. An ETF will perform well when the index it tracks is making gains, but may perform poorly when that index is falling. A Fund will also bear a pro rata portion of the ETF’s expenses. In addition, some ETFs are more thinly traded than others, which could make it difficult to sell at the desired price, especially in a market downturn.

Foreign custody risk – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a

32

APPENDIX (cont.)

Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Foreign securities risk – the Nationwide International Value Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;

•	the impact of currency exchange rate fluctuations;

•	reduced information about issuers;

•	higher transaction costs;

•	less stringent regulatory and accounting standards and

•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Portfolio turnover – each Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may:

•	increase share price volatility and

•	result in additional tax consequences for Fund shareholders.

Preferred stock – the Fund may invest in preferred stocks, a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REIT risk – the Nationwide International Value Fund may invest in real estate investment trusts (“REITs”). Investing in REITS involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to the risk of default or prepayment risk.

Securities lending – each Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund.

Selection risk – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

Stock market risk – each Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;

•	production;

•	management;

•	sales and

•	market trends,including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest

33

APPENDIX (cont.)

without limit in cash or money market cash equivalents, including:

•	short-term U.S.government securities;

•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;

•	prime quality commercial paper;

•	repurchase agreements covering any of the securities in which the Fund may invest directly and

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

Warrants – the Funds may invest in equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

Nationwide U.S. Small Cap Value Fund – Additional Considerations

About Russell Indexes – The Russell 2000 Index is composed of common stocks of small-capitalization U.S. companies. It includes the smallest 2,000 companies in the Russell 3000 Index, which in turn measures the performance of the largest 3,000 U.S. companies based on market capitalization. The Russell 2000 Index is generally considered to broadly represent the performance of publicly traded U.S. smaller capitalization stocks. The Frank Russell Company selects stocks for the Russell 2000 Index based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment. The Russell 2000 Value Index represents those issuers listed in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The market capitalization of companies included in the Russell 2000 Value Index ranged from $      million to $      billion as of December 31, 2008.

The Frank Russell Company reconstitutes the Russell 2000 Index once annually, at which time there may be substantial changes in the composition of the index. Upon annual reconstitution of the index, the market capitalization range of companies included in the index may decline significantly. Consequently, these composition changes may result in (i) a brief period of time during which the Nationwide U.S. Small Cap Value Fund’s average portfolio market capitalization is not consistent with that of the newly reconstituted index, and (ii) significant turnover in that Fund’s portfolio as the Fund attempts to recalibrate its average weighted portfolio capitalization to fall within the capitalization range of companies included in the reconstituted Russell 2000 Value Index.

Market Capitalization Weighted Approach – market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The subadviser may consider such factors as momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criterion if the subadviser determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Deviation from market capitalization weighting also will occur because the subadviser generally intends to purchase in round lots. Furthermore, the subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion of the Fund may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

On at least a semi-annual basis, the subadviser will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Portfolio transactions – securities will not be purchased or sold based on the prospects for the economy, the securities markets, or the individual issuers whose shares are eligible for purchase. Securities that have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general.

34

APPENDIX (cont.)

Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the subadviser’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers, and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer an appropriate holding in light of the investment policies of the Fund.

The SAI contains more information on the Funds’ investments and strategies and can be requested using the addresses and telephone numbers on the back of this prospectus.

Selective Disclosure of Portfolio Holdings

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

35

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36

Information from Nationwide Funds

Please read this Prospectus before you invest and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this Prospectus)
•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•	Semiannual Reports

To obtain any of the above documents free of charge, to request other information about a Fund or to make other shareholder inquiries, contact us at the address or phone number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920 or write to us at the address listed below, to request (1) additional copies free of charge or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please call 800-848-0920 for information.

For additional information contact:

By Regular Mail:
Nationwide Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

By Overnight Mail:
Nationwide Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-Hour Access:
800-848-0920 (toll free) Representatives are available 8 a.m. – 9 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the Nationwide Funds’ website at www.nationwidefunds.com.

Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov,
•	by electronic request to publicinfo@sec.gov.
•	in person at the SEC’s Public Reference Room in Washington,D.C.(For their hours of operation,call 202-551-8090.) or
•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

The Nationwide framemark and OnYour Side are federally registered service marks of Nationwide Mutual Insurance Company. Nationwide Funds is a service mark of Nationwide Mutual Insurance Company.

©2009 Nationwide Funds Group. All rights reserved.	PR-NVF 2/09

STATEMENT OF ADDITIONAL INFORMATION
February __, 2009
NATIONWIDE MUTUAL FUNDS

Nationwide Bond Fund	Nationwide Mid Cap Market Index Fund
Nationwide Bond Index Fund	Nationwide Money Market Fund
Nationwide Enhanced Income Fund	Nationwide S&P 500 Index Fund
Nationwide Fund	Nationwide Short Duration Bond Fund
Nationwide Government Bond Fund	Nationwide Small Cap Index Fund
Nationwide Growth Fund	Nationwide U.S. Small Cap Value Fund
Nationwide International Index Fund	Nationwide Value Fund
Nationwide International Value Fund	Nationwide Value Opportunities Fund
Nationwide Large Cap Value Fund	NorthPointe Small Cap Growth Fund
Nationwide Micro Cap Equity Fund	NorthPointe Small Cap Value Fund
Nationwide Mid Cap Growth Fund
     Nationwide Mutual Funds (the “Trust”), a Delaware statutory trust, is a registered open-end investment company currently consisting of 36 series. This Statement of Additional Information (“SAI”) relates to the 21 series of the Trust which are listed above (each, a “Fund” and collectively, the “Funds”).
     This SAI is not a prospectus but is incorporated by reference into the following Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:
•	Nationwide Bond Fund, Nationwide Enhanced Income Fund, Nationwide Government Bond Fund, Nationwide Money Market Fund and Nationwide Short Duration Bond Fund dated February ___, 2009;

•	Nationwide Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund dated February ___, 2009;

•	Nationwide Fund, Nationwide Growth Fund, Nationwide Large Cap Value Fund, Nationwide Value Fund and Nationwide Value Opportunities Fund dated February ___, 2009;

•	Nationwide International Value Fund and Nationwide U.S. Small Cap Value Fund dated February ___, 2009;

•	Nationwide Micro Cap Equity Fund, Nationwide Mid Cap Growth Fund, NorthPointe Small Cap Growth Fund and NorthPointe Small Cap Value Fund dated February ___, 2009.
     Terms not defined in this SAI have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Mutual Funds, P.O. Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 800-848-0920.
THE TRUST’S INVESTMENT COMPANY ACT FILE NO.: 811-08495

GENERAL INFORMATION AND HISTORY
     Nationwide Mutual Funds (the “Trust”) is an open-end management investment company formed under the laws of the state of Delaware by a Declaration of Trust dated September 30, 2004, as amended and restated October 28, 2004. The Trust currently consists of 36 separate series, each with its own investment objective. Each of the Funds featured herein is a diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES
     The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth permissible investments and techniques for each of the Funds. A “Y” in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.
     Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund.

3

									Nationwide	Nationwide	Nationwide
		Nationwide	Nationwide		Nationwide		Nationwide	Nationwide	Large	Micro	Mid
	Nationwide	Bond	Enhanced		Government	Nationwide	International	International	Cap	Cap	Cap
Type of Investment or Technique	Bond	Index	Income	Nationwide	Bond	Growth	Index	Value	Value	Equity	Growth
U.S. common stocks (including limited liability companies and interests in publicly traded limited partnerships)				Y		Y		Y	Y	Y	Y
Preferred stocks	Y			Y		Y		Y	Y		Y
Convertible securities	Y			Y		Y		Y	Y		Y
Warrants				Y		Y		Y	Y	Y	Y
Short sales		Y				Y	Y			Y	Y
Small company stocks				Y		Y		Y	Y	Y	Y
Special situation companies				Y		Y		Y	Y	Y	Y
Illiquid securities/ Restricted securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Borrowing money	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment companies (including exchange traded funds)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Real estate investment trusts (REITS)				Y			Y	Y	Y	Y	Y
Securities of foreign issuers	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Depositary receipts				Y		Y	Y	Y	Y	Y	Y
Securities from developing countries/emerging markets								Y
Foreign currencies							Y	Y		Y	Y
DEBT OBLIGATIONS
Long-term debt	Y	Y	Y		Y				Y
Long-term debt when originally issued but with 397 days or less remaining to maturity	Y	Y	Y	Y	Y	Y	Y		Y
Short-term debt	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
U.S. government securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage-backed securities	Y	Y	Y		Y
Asset-backed securities	Y	Y	Y	Y	Y	Y
Collateralized mortgage obligations	Y	Y	Y		Y
Stripped mortgage securities	Y	Y	Y		Y
Put Bonds	Y
Brady Bonds	Y		Y		Y
Municipal Securities	Y		Y		Y
Strip Bonds	Y				Y
TIPS Bonds	Y	Y	Y		Y
Non-investment grade debt	Y

4

									Nationwide	Nationwide	Nationwide
		Nationwide	Nationwide		Nationwide		Nationwide	Nationwide	Large	Micro	Mid
	Nationwide	Bond	Enhanced		Government	Nationwide	International	International	Cap	Cap	Cap
Type of Investment or Technique	Bond	Index	Income	Nationwide	Bond	Growth	Index	Value	Value	Equity	Growth
Loan participations and assignments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Sovereign debt (foreign) (denominated in U.S. $)	Y	Y	Y		Y			Y	Y
Foreign commercial paper (denominated in U.S. $)		Y	Y	Y		Y	Y	Y			Y
Zero coupon securities	Y	Y	Y		Y
Step-coupon securities	Y		Y		Y
Pay-in-kind bonds	Y
Deferred payment securities	Y								Y
When-issued / delayed-delivery securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Standby Commitment Agreements		Y
Floating and variable rate securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Money market instruments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
DERIVATIVES	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y
• Futures		Y	Y	Y		Y	Y	Y	Y	Y	Y
• Options	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y
• Swap Agreements	Y	Y		Y		Y	Y	Y	Y		Y
• Credit Default Swaps	Y
• Forward currency contracts							Y	Y		Y	Y
Lending portfolio securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment of securities lending collateral	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Participation Interests
Mortgage dollar rolls		Y	Y		Y
Reverse repurchase agreements	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y
Indexed securities		Y	Y	Y		Y	Y	Y		Y	Y

5

	Nationwide					Nationwide
	Mid		Nationwide	Nationwide	Nationwide	U.S.			NorthPointe	NorthPointe
	Cap	Nationwide	S&P	Short	Small	Small		Nationwide	Small	Small
	Market	Money	500	Duration	Cap	Cap	Nationwide	Value	Cap	Cap
Type of Investment or Technique	Index	Market	Index	Bond	Index	Value	Value	Opportunities	Growth	Value
U.S. common stocks (including limited liability companies and interests in publicly traded limited partnerships)	Y		Y		Y	Y	Y	Y	Y	Y
Preferred stocks						Y	Y	Y		Y
Convertible securities						Y	Y	Y		Y
Warrants						Y	Y	Y	Y	Y
Short sales	Y		Y		Y			Y	Y
Small company stocks	Y				Y	Y	Y	Y	Y	Y
Special situation companies	Y		Y		Y	Y	Y	Y	Y	Y
Illiquid securities/ Restricted securities	Y	Y		Y	Y	Y	Y	Y	Y	Y
Borrowing money	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment companies (including exchange traded funds)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Real estate investment trusts (REITS)	Y		Y		Y		Y	Y	Y	Y
Securities of foreign issuers	Y	Y	Y	Y	Y		Y	Y	Y	Y
Depositary receipts	Y		Y		Y		Y	Y	Y	Y
Securities from developing countries/emerging markets								Y		Y
Foreign currencies								Y	Y	Y
DEBT OBLIGATIONS
Long-term debt				Y			Y
Long-term debt when originally issued but with 397 days or less remaining to maturity	Y	Y	Y	Y	Y		Y	Y
Short-term debt	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
U.S. government securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage-backed securities		Y		Y
Asset-backed securities		Y		Y
Collateralized mortgage obligations				Y
Stripped mortgage securities				Y
Put Bonds
Brady Bonds				Y
Municipal Securities		Y		Y
Strip Bonds
TIPS Bonds				Y
Non-investment grade debt

6

	Nationwide					Nationwide
	Mid		Nationwide	Nationwide	Nationwide	U.S.			NorthPointe	NorthPointe
	Cap	Nationwide	S&P	Short	Small	Small		Nationwide	Small	Small
	Market	Money	500	Duration	Cap	Cap	Nationwide	Value	Cap	Cap
Type of Investment or Technique	Index	Market	Index	Bond	Index	Value	Value	Opportunities	Growth	Value
Loan participations and assignments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Sovereign debt (foreign) (denominated in U.S. $)		Y		Y
Foreign commercial paper) (denominated in U.S. $)		Y		Y			Y
Zero coupon securities				Y
Step-coupon securities				Y
Pay-in-kind bonds
Deferred payment securities
When-issued/delayed-delivery securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Standby Commitment Agreements
Floating and variable rate securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Money market instruments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
DERIVATIVES	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
• Futures	Y		Y	Y	Y	Y	Y	Y	Y	Y
• Options	Y		Y	Y	Y	Y	Y	Y	Y	Y
• Swap Agreements	Y		Y	Y	Y	Y	Y	Y
• Credit Default Swaps
• Forward currency contracts			Y					Y	Y	Y
Lending portfolio securities	Y		Y	Y	Y	Y	Y	Y	Y	Y
Repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment of securities lending collateral	Y		Y	Y	Y	Y	Y	Y	Y	Y
Participation Interests							Y
Mortgage dollar rolls				Y
Reverse repurchase agreements	Y		Y	Y	Y	Y	Y	Y	Y	Y
Indexed securities	Y		Y	Y	Y	Y			Y

7

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES
Debt Obligations
          Debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations when due (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).
          Duration. Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of “term to maturity” or “average dollar weighted maturity” as measures of “volatility” or “risk” associated with changes in interest rates. Duration incorporates a security’s yield, coupon interest payments, final maturity and call features into one measure.
          Most debt obligations provide interest (“coupon”) payments in addition to final (“par”) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.
          Traditionally, a debt security’s “term-to-maturity” has been used as a measure of the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity “weighted” according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.
          There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, a Fund’s subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.
          The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

8

          Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Rating Group (“Standard & Poor’s”) or Moody’s Investor Services (“Moody’s”). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of its subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered is the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer’s capital structure, existing debt and earnings history. Appendix A to this SAI contains further information about the rating categories of NRSROs and their significance.
          Subsequent to its purchase by a Fund, an issuer of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issuer to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund’s subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.
          In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.
          Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.
          Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities, a.k.a. junk bonds (hereinafter referred to as “lower-quality securities”) include (i) bonds rated as low as C by Moody’s, Standard & Poor’s, or Fitch, Inc. (“Fitch”), (ii) commercial paper rated as low as C by Standard & Poor’s, Not Prime by Moody’s or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower-quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.
          Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

9

          As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund’s net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.
          Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.
          Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund’s net asset value and ability to dispose of particular securities, when necessary to meet such Fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.
          U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:
-	The Federal Housing Administration and the Farmers Home Administration;

-	The Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;

-	The Federal Home Loan Banks, whose securities are supported only by the credit of such agency;

-	The Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and

-	The Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.
          Although the U.S. government or it agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.
          The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPS’ purchase price and its face value.
          Mortgage- and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed

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securities come in different forms. The simplest form of mortgage-backed securities is pass-through certificates. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties. There is no guarantee that these credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. Additionally, mortgage-backed securities purchased from private lenders are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loan.
          Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had, in many cases, higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.
          Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.
          The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experienced on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities will meet their obligations under the relevant policies or other forms of credit enhancement.
          Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.
          Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

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          The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.
          Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund’s net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
          There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA, and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of FNMA, and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Securities issued by FHLMC do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
          Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather the underlying assets are often consumer or commercial debt contracts such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. However, almost any type of fixed income assets may be used to create an asset-backed security, including other fixed income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. Asset-backed securities though present certain risks that are not presented by mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Asset-based securities may not have the benefit of any security interest in the related asset.
          Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax

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Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits (“REMICs”). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as “Mortgage Assets”). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.
          Often, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.
          In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
          A Fund may also invest in, among others types of CMOs, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.
          Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.
          Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than

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anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a NRSRO.
          In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See “Additional General Tax Information For All Funds” in this SAI.
          A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.
          Put Bonds. “Put” bonds are securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. A Fund’s subadviser intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to “put” the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the issuer.
          Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as “Brady Bonds.” Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country’s economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund’s subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the subadviser’s expectations with respect to Brady Bonds will be realized.
          Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as

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discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and, for payment of interest and (except in the case of principal collateralized Brady Bonds) principal, will be relying primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
          Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are deemed to be municipal securities, only if the interest paid thereon is exempt from federal taxes. The Nationwide Money Market Fund may invest in municipal securities whether or not the interest paid is tax exempt as long as the securities are acceptable investments for money market funds.
          Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.
          Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.
          The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues. The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The subadviser will consider such an event in determining whether a Fund should continue to hold the obligation.
          An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

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          Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.
          TIPS Bonds. TIPS are fixed-income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. The U.S. Treasury uses a structure that accrues inflation into the principal value of the bond. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. TIPS bonds typically pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
          If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.
          The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
          While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
          The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.
          Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
          Floating and Variable Rate Instruments. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.
          Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.
          Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate

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obligations to those of the same quality as it is otherwise allowed to purchase. A Fund’s subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.
          A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund’s custodian.
          Zero Coupon Securities, Step-Coupon Securities, Pay-In-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.
          Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.
          Current federal income tax law requires the holder of zero coupon securities, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
          Loan Participations and Assignments. Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Loan Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Loan Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Loan Participation. In the event of the insolvency of the lender selling a Loan Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.
          A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

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          In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.
Money Market Instruments
          Money market instruments may include the following types of instruments:
•	obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

•	obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

•	obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

•	asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

•	repurchase agreements;

•	bank or savings and loan obligations;

•	commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by a NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

•	bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

•	high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by a NRSRO or, if not rated, deemed to be of comparable quality by the applicable subadviser;

•	extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extendable commercial notes are determined to be illiquid, the Nationwide Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities; and

•	unrated short-term (maturing in 397 days or less) debt obligations that are determined by a Fund’s subadviser to be of comparable quality to the securities described above.
          Extendable Commercial Notes. Each Fund may invest in extendable commercial notes (ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial

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redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking note holder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).
          The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The subadviser to the Nationwide Money Market Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.
          Bank Obligations. Bank obligations that may be purchased by the Funds include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.
          Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.
          Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.
          Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks and other risks associated with foreign investments. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issuers in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.
When-Issued Securities and Delayed-Delivery Transactions
          When securities are purchased on a “when-issued” basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund’s outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.
          When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will earmark or set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will earmark or set aside portfolio securities to satisfy a purchase

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commitment, and in such a case a Fund may be required subsequently to earmark or place additional assets in the segregated assets in order to ensure that the value of the segregated account remains equal to the amount of such Fund’s commitment. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it earmarks or sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will earmark or set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund’s liquidity and the ability of its subadviser to manage it might be affected in the event its commitments to purchase “when-issued” securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund’s commitment to purchase “when-issued” or “delayed-delivery” securities will not exceed 25% of the value of its total assets. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Standby Commitment Agreements
          These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.
          There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from appreciation in the value of the security during the commitment period if the security is not ultimately issued.
          The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.
Repurchase Agreements
          In connection with the purchase by a Fund of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers, the Fund’s custodian, or a subcustodian, will have custody of, and will earmark or segregate securities acquired by the Fund under such repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the U.S. Securities and Exchange Commission (“SEC”) to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund’s subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.
Lending Portfolio Securities
          A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark-to-market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the collateral. For the purposes of this policy, a Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with

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it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.
          The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive from the borrower collateral equal to at least 100% of the value of the portfolio securities loaned; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund’s board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.
Investment of Securities Lending Collateral
          The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described elsewhere in the SAI. Collateral may also be invested in a money market mutual fund or short-term collective investment trust.
          Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund’s assets or provides for a minimum guaranteed rate of return to the investor.
          Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then an unconditional guarantee is provided by the issuer’s parent.
          Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.
Indexed Securities
          Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an “index”). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.
Small Company and Emerging Growth Stocks
          Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically

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less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.
Limited Liability Companies
          Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
Interests in Publicly Traded Limited Partnerships
          Those Funds that invest in U.S. common stock may also invest in interests in publicly traded limited partnerships (limited partnership interests or units) which represent equity interests in the assets and earnings of the partnership’s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, interest income generated from limited partnerships deemed not to be ‘publicly traded’ will not be considered ‘qualifying income’ under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) and may trigger adverse tax consequences. Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in a Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.
Special Situation Companies
          “Special situation companies” include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The subadviser of such a Fund believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, a Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time a Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.
Foreign Securities
          Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which typically are not associated with investing in United States securities. Since investments in foreign companies will frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value a Fund’s shares), and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange

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control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the United States of any monies, which a Fund has invested in the country. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.
          Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.
          Investment in Companies in Developing Countries. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.
          The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in Asia, Latin America, Eastern Europe, Africa and the Middle East are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.
          The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund’s inability to dispose fully and promptly of positions in declining markets will cause the Fund’s net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.
          Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in those countries and the availability to the Fund of additional investments in those countries.
          Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.
          Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such

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developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.
          Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.
          Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.
          A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.
          A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.
          Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.
          Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

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Foreign Commercial Paper
          A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper either for hedging purposes or in order to seek investment gain. The Funds believe that such investments do not involve the creation of a senior security, but nevertheless will earmark or establish a segregated account with respect to its investments in this type of commercial paper and maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.
Real Estate Investment Trusts
          Although no Fund will invest in real estate directly, certain Funds may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.
          REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code.
Convertible Securities
          Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

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          A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.
          A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.
          Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.
          Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (“PERCS”), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer’s common stock if the issuer’s common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer’s common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.
          A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.
          Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer’s corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.
          An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular securities, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund’s portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

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          Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities. For more information about zero coupon securities generally, see “Zero Coupon Securities, Pay-In-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities” below.
Warrants
          Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.
Preferred Stock
          Preferred stocks, like many debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.
Short Selling of Securities
          In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities “borrowed” from a broker. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium and/or interest which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. In addition, the broker may require the deposit of collateral (generally, up to 50% of the value of the securities sold short).
          A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any premium or interest the Fund may be required to pay in connection with the short sale. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. However, any such dividend on a security sold short generally reduces the market value of the shorted security, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short-sale transaction. Whether a Fund will be successful in utilizing a short sale will depend, in part, on a Fund’s subadviser’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

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          In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must segregate or earmark an amount of cash or other liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker to meet margin requirements in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis segregated or earmarked liquid assets at such a level that the amount segregated or earmarked plus the amount of collateral deposited with the broker as margin equals the current market value of the securities sold short.
          A Fund also may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box. For tax purposes a Fund that enters into a short sale “against the box” may be treated as having made a constructive sale of an “appreciated financial position” causing the Fund to realize a gain (but not a loss).
Restricted, Non-Publicly Traded and Illiquid Securities
          A Fund may not invest more than 15% (10% for the Nationwide Money Market Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.
          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Funds typically do not hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
          The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.
          Any such restricted securities will be considered to be illiquid for purposes of a Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust (“Board of Trustees”), the Fund’s subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, a Fund’s level of illiquidity may increase.
          Some Funds may sell over-the-counter (“OTC”) options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC

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options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.
          A Fund’s subadviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).
          Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.
          Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund’s subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.
Borrowing
          Each Fund may borrow money from banks, limited by each Fund’s fundamental investment restriction (generally, 33-1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. A Fund may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing unless the Fund covers its exposure by segregating or earmarking liquid assets.
          Leverage. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on an Index Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, a Fund’s subadviser in its best judgment nevertheless may determine to maintain a Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.
          Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Fund’s subadviser from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
          An Index Fund (as defined below) at times may borrow from affiliates of BlackRock Investment Management, LLC (“BlackRock”), provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.
Derivative Instruments
          A Fund’s subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward contracts, swaps and structured contracts, to hedge a Fund’s portfolio, for risk management, for obtaining exposure to a particular security

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or group of securities without actually purchasing such security or group of securities, or for any other permissible purposes consistent with the Fund’s investment objective. Derivative instruments are securities or agreements with their values based on the value of an underlying asset (e.g., a security, currency or index) or the level of a reference index.
          Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.
          The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (“CFTC”).
          Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.
(1) Successful use of most of these instruments depends upon a Fund’s subadviser’s ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.
(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund’s assets being hedged in terms of securities composition.
(3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund’s subadviser projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declines by more than the increase in the price of the security, a Fund could suffer a loss.
(4) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.
          For a discussion of the federal income tax treatment of a Fund’s derivative instruments, see “Additional General Tax Information for All Funds.”

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          Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under “Restricted, Non-Publicly Traded and Illiquid Securities” above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.
          The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.
          A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
          A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.
          A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
          If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
          A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.
          The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

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          Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
          An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell one of an interest rate hedging vehicle (such as a treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage a Fund’s interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.
          Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.
          Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s subadviser believes it is more advantageous to a Fund than purchasing the futures contract.
          To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.
          A Fund will not enter into futures contracts and related options for other than “bona fide hedging” purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund’s assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund’s exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.
          A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is

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made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.
          No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.
          Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.
          Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
          If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.
          Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.
          Commodity Futures Contracts. The Nationwide Fund may invest in commodity futures, subject to the 5% limitation described above for all futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum,

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copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.
          Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
•	Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

•	Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

•	Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices.
          Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
          With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, “Description of Portfolio Instruments And Investment Policies — Restricted, Non-Publicly Traded and Illiquid Securities.”
          Swap Agreements. A Fund may enter into interest rate, total return, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a

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standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. “Total return swaps” are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.
          The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, a Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.
          Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund’s subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.
          A Fund will enter swap agreements only with counterparties that a Fund’s subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.
          Credit Default Swaps. A Fund may enter into credit default swap contracts. A credit default swap is an agreement in which one party transfers its third party credit risk to the other party. One party in this swap is essentially the lender and bears the credit risk from the third party. The counterparty in the agreement insures this risk in return for receipt of regular periodic payments (like insurance premiums from the insured party). If the third party defaults, the insuring party must purchase the defaulted asset from the insured party and the insured party pays the insuring party the remaining interest on the debt as well as the principal. A Fund might use, credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issuers (i.e., to reduce risk when the Fund owns or has exposure to such issuers). A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.
          As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk — that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation. At present, the Funds will not act as a seller in a credit default swap contract.
          Total Rate of Return Swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. A total rate of return swap will allow a Fund to quickly and cost effectively invest cash flows into a diversified basket of assets which has the risk/return prospect of the Fund’s stated benchmark.
          Hybrid Instruments. Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such

35

as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
          The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
          Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a highly rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”); or (ii) the value of the Reference Bond if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.
          Foreign Currency-Related Derivative Strategies — Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund’s securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.
          A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.
          The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
          There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.
          Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.
          Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options

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on foreign currency only when a Fund’s subadviser believes a liquid secondary market will exist for a particular option at any specific time.
          Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
          At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.
          The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
          Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund’s investments denominated in that currency over time.
          A decline in the dollar value of a foreign currency in which a Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.
          A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.
Securities of Investment Companies
          As permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund’s total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Notwithstanding these restrictions, each Fund may invest any amount, pursuant to Rule 12d1-1 of the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 of the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign

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government-approved or government-authorized investment vehicles, which may include other investment companies.
          SPDRs and other Exchange Traded Funds. A Fund may invest in Standard & Poor’s Depositary Receipts (“SPDRs”) and in shares of other exchange traded funds (collectively, “ETFs”). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor’s Index such as the S&P 500®. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs’ performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis, although distributions by other ETFs may vary.
          ETF’s, including SPDRs, typically are not actively managed. Rather, an ETF’s usual objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, a Fund can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF’s price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.
Mortgage Dollar Rolls and Reverse Repurchase Agreements
          A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing under the 1940 Act (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination.
          Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would earmark or set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated or earmarked assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated or earmarked assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated or earmarked assets are subject to interest rate risk because they settle later, then the Fund’s interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds (See “Borrowing”).
          Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and

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will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund’s subadviser believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.
The Index Funds
          The Nationwide Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund will be referred to herein, collectively, as the “Index Funds.”
          Nationwide Bond Index Fund. The investment objective of the Nationwide Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index (formerly, Lehman Brothers U.S. Aggregate Index) (the “Aggregate Index”) as closely as possible before the deduction of Fund expenses. The Aggregate Index is composed primarily of U.S. dollar denominated investment grade bonds of different types, including U.S. government securities; U.S. government agency securities; corporate bonds issued by U.S. and foreign companies; mortgage-backed securities; securities of foreign governments and their agencies; and securities of supranational entities, such as the World Bank. There can be no assurance that the investment objective of the Fund will be achieved.
          Nationwide International Index Fund. The investment objective of the Nationwide International Index Fund is to match the performance of the MSCI EAFE® Capitalization Weighted Index (the “EAFE Index”) as closely as possible before the deduction of Fund expenses. The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. There can be no assurance that the investment objective of the Fund will be achieved.
          Nationwide Mid Cap Market Index Fund. The investment objective of the Nationwide Mid Cap Market Index Fund is to match the performance of the Standard & Poor’s Mid Cap 400® Index (the “S&P 400 Index”) as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.
          Nationwide S&P 500 Index Fund. The investment objective of the Nationwide S&P 500 Index Fund is to seek to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”). There can be no assurance that the investment objective of the Fund will be achieved.
          Nationwide Small Cap Index Fund. The investment objective of the Nationwide Small Cap Index Fund is to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2000 common stocks of smaller U.S. companies in a wide range of businesses chosen by Russell Investments based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. There can be no assurance that the investment objective of the Fund will be achieved.
          About Indexing. The Index Funds are not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a “passive” or “indexing” investment approach, seeks to replicate, before each Fund’s expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.
          Indexing and Managing the Funds. Each Index Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its net assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index.
     Because each Index Fund seeks to replicate the total return of its respective index, BlackRock, subadviser to each Index Fund, generally will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, BlackRock may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, BlackRock judges the security to be insufficiently liquid, believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions, or determines that the security is no longer useful in attempting to replicate the total return of the index.

39

          BlackRock may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. BlackRock will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, BlackRock may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities weightings in the target index.
          The ability of each Index Fund to satisfy its investment objective depends to some extent on BlackRock’s ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund’s investments). BlackRock will make investment changes to an Index Fund’s portfolio to accommodate cash flow while continuing to seek to replicate the total return of the target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Index Funds. Finally, since each Index Fund seeks to replicate the returns of its target index, BlackRock generally will not attempt to judge the merits of any particular security as in investment.
          Each Index Fund’s ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Index Fund, taxes (including foreign withholding taxes, which will affect the Nationwide International Index Fund and the Nationwide Bond Index Fund due to foreign tax withholding practices), and changes in either the composition of the index or the assets of an Index Fund. In addition, each Index Fund’s total return will be affected by incremental operating costs (e.g., investment advisory, transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Index Fund’s total return over periods of one year and longer will, on a gross basis and before taking into account Fund expenses, be within 10 basis points for the S&P 500 Index Fund (a basis point is one one-hundredth of one percent (0.01%)), 100 basis points for the Nationwide Small Cap Index Fund, 150 basis points for the Nationwide Mid Cap Market Index Fund, 50 basis points for the Nationwide International Index Fund, and 50 basis points for the Nationwide Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Board of Trustees may consider alternative strategies for the Funds.
Additional Information Concerning the Indices
          Aggregate Index. The Nationwide Bond Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Barclays Capital. Barclays Capital has no responsibility for and does not participate in the Nationwide Bond Index Fund’s management.
          Russell 2000. The Nationwide Small Cap Index Fund is not promoted, sponsored or endorsed by, not in any way affiliated with Russell Investments (formerly, Frank Russell Company). Russell Investments is not responsible for and has not reviewed the Nationwide Small Cap Index Fund nor any associated literature or publications and Russell Investments makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
          Russell Investments reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000. Russell Investments has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.
          Russell Investments’ publication of the Russell 2000 in no way suggests or implies an opinion by Russell Investments as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Russell Investments makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Russell Investments makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Russell Investments makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

40

          EAFE Index. The EAFE Index is the exclusive property of MSCI Barra. The EAFE Index is a service mark of MSCI Barra.
          The Nationwide International Index Fund is not sponsored, endorsed, sold or promoted by MSCI Barra. MSCI Barra makes no representation or warranty, express or implied, to the owners of shares of the Nationwide International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Nationwide International Index Fund particularly or the ability of the EAFE Index to track general stock market performance. MSCI Barra is the licensor of certain trademarks, service marks and trade names of MSCI Barra and of the EAFE Index. MSCI Barra has no obligation to take the needs of the Nationwide International Index Fund or the owners of shares of the Nationwide International Index Fund into consideration in determining, composing or calculating the EAFE Index. MSCI Barra is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Nationwide International Index Fund to be issued or in the determination or calculation of the equation by which the shares of the Nationwide International Index Fund and are redeemable for cash. MSCI Barra has no obligation or liability to owners of shares of the Nationwide International Index Fund in connection with the administration, marketing or trading of the Nationwide International Index Fund.
          Although MSCI Barra shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which MSCI Barra considers reliable, MSCI Barra does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. MSCI Barra makes no warranty, express or implied, as to results to be obtained by licensee, licensee’s customers and counterparties, owners of shares of the Nationwide International Index Fund, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. MSCI Barra makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall MSCI Barra have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
          S&P 500 Index and S&P 400 Index. Pursuant to an agreement with McGraw-Hill Companies, Inc., on behalf of the Nationwide S&P 500 Index Fund and Nationwide Mid Cap Market Index Fund, the Funds are authorized to use the trademarks of the McGraw-Hill Companies, Inc.
          Standard & Poor’s 500®, S&P 500®, S&P®, 500®, Standard & Poor’s MidCap 400®, S&P MidCap 400®, and S&P 400® are trademarks of The McGraw-Hill Companies, Inc. The Nationwide S&P 500 Index Fund and the Nationwide Mid Cap Market Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P 400® Index to track general stock market performance. S&P’s only relationship to the Funds, the adviser or sub-advisers is the licensing of certain trademarks and trade names of S&P and of the S&P 500® and S&P 400® indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500® and S&P 400® Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds’ shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500® or S&P 400(R) Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500® and S&P 400® Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.
Temporary Investments
          Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or for other cash management purposes, or if a Fund’s subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential

41

market upswings. Each Index Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance, although each may use temporary investments pending investment of cash balances or to manage anticipated redemption activity.
PORTFOLIO TURNOVER
          The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of the Fund. The table below shows any significant variation in the Funds’ portfolio turnover rate for the years ended October 31, 2008 and 2007, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:

Fund	2008	2007
Nationwide Fund[1]	%	373.30%
Nationwide Government Bond Fund[2]	%	90.18%

1	The portfolio managers for the Funds are not limited by portfolio turnover in their management style, and the Fund’s portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year 2008, the portfolio managers made more/less changes than they deemed necessary during fiscal year 2007.

2	The portfolio managers for the Fund are not limited by portfolio turnover in their management style, and the Fund’s portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year 2008, the portfolio managers made more/fewer changes than they deemed necessary during fiscal year 2007.
INVESTMENT RESTRICTIONS
          The following are fundamental investment restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding shares means the vote of (A) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding voting securities, whichever is less.
Each of the Funds:
•	May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Nationwide Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.
•	May not (except the Nationwide International Value Fund and Nationwide U.S. Small Cap Value Fund) borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
•	May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.
•	May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.
•	May not (except the Nationwide Enhanced Income Fund, Nationwide International Value Fund, Nationwide U.S. Small Cap Value Fund, Nationwide Value Fund, Nationwide Value Opportunities Fund,

42

and the Index Funds (except the Nationwide S&P 500 Index Fund)) purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.
•	May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
•	May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).
The Nationwide S&P 500 Index Fund:
•	May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund’s total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund’s total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.
The Index Funds (except the Nationwide S&P 500 Index Fund):
•	May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Fund may invest more than 25% of its total assets in securities of issuers in that industry.
The Nationwide Enhanced Income Fund, Nationwide International Value Fund, Nationwide U.S. Small Cap Value Fund, Nationwide Value Fund and Nationwide Value Opportunities Fund:
•	May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.
The Nationwide International Value Fund and Nationwide U.S. Small Cap Value Fund:
•	May not borrow money or issue senior securities, except that each Fund may sell securities short, enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
The following are the non-fundamental operating policies of the Funds, which may be changed by the Board of Trustees without shareholder approval:

43

Each Fund may not:
•	Sell securities short, (except the Nationwide International Value Fund and Nationwide U.S. Small Cap Value Fund) unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.
•	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.
•	Purchase or otherwise acquire any security if, as a result, more than 15% (10% with respect to the Nationwide Money Market Fund) of its net assets would be invested in securities that are illiquid.
•	Pledge, mortgage or hypothecate (except the Nationwide International Value Fund, Nationwide U.S. Small Cap Value Fund and Nationwide Value Fund) any assets owned by the Fund in excess of 33 1/3% of the Fund’s total assets at the time of such pledging, mortgaging or hypothecating.
The Nationwide International Value Fund, Nationwide U.S. Small Cap Value Fund and Nationwide Value Fund may not:
•	Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33-1/3% of the Fund’s total assets at the time of the borrowing or investment.
The Nationwide International Value Fund may not:
•	Under normal circumstances, invest in securities of issuers located in less than three countries outside the United States.
The Nationwide U.S. Small Cap Value Fund may not:
•	Hold less than 80% of the value of its net assets in any security or other investment other than common stocks of “U.S. small-cap companies,” as such term is defined in the Fund’s prospectus.
•	Under normal circumstances, maintain an average portfolio market capitalization that is outside the range of the companies included in the Russell 2000® Value Index.
          If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
Each Fund (except the Index Funds, Nationwide International Value Fund and Nationwide U.S. Small Cap Value Fund) may not:
•	Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.
Internal Revenue Code Restrictions
          In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund’s holdings must be diversified so that

44

(a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund’s total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.
DISCLOSURE OF PORTFOLIO HOLDINGS
          The Board of Trustees has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter or affiliated persons of the Funds’ investment adviser or principal underwriter. The Trust’s overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings until such time as the information is made available to all shareholders or the general public.
          The policies and procedures are applicable to the investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”) and any subadviser to the Funds. Pursuant to the policy, the Funds, NFA, any subadviser, and any service providers acting on their behalf are obligated to:
•	Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

•	Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and

•	Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.
          Portfolio holdings information that is not publicly available will be released selectively only pursuant to the exceptions described below. In most cases, where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 calendar days old. Nevertheless, NFA’s Executive Committee or its duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information.
          Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. The Funds disclose their complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds’ fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds’ fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.
          Exceptions to the portfolio holdings release policy described above can only be authorized by NFA’s Executive Committee or its duly authorized delegate and will be made only when:
•	A Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;
•	The recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and
•	The release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds’ fiduciary duties.
          Under this policy, the receipt of compensation by a Fund, NFA, a subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

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          The Funds have ongoing arrangements to distribute information about the Funds’ portfolio holdings to the Funds’ third party service providers described herein (e.g., investment adviser, subadvisers, registered independent public accounting firm, administrator, transfer agent, sub-administrator, sub-transfer agent, custodian and legal counsel) as well as Lipper Inc., Morningstar, Inc., RiskMetrics Group, Inc., FactSet Research Systems, Inc., the Investment Company Institute, and on occasion, to State Street Bank and Trust Company where it provides portfolio transition management assistance (e.g., upon change of subadviser, etc.). These organizations are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. No compensation or other consideration is received by the Funds, NFA or any other party in connection with each such ongoing arrangement.
          NFA conducts periodic reviews of compliance with the policy and the Funds’ Chief Compliance Officer provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. NFA’s compliance staff will also annually submit to the Board a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.
TRUSTEES AND OFFICERS OF THE TRUST
Management Information
Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

			Number of
			Portfolios in
			the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	94	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry) Terex Corporation (construction equipment), and Minerals Technology, Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

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			Number of
			Portfolios in
			the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	Trustee	Held by Trustee[2]
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999.	94	None

Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 — 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002.	94	None

47

Number of
Portfolios in
the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	Trustee	Held by Trustee[2]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000.	94	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of NFA, the Funds’ investment adviser, and Nationwide Fund Distributors LLC, principal underwriter to the Trust, is a wholly-owned subsidiary of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

48

Officers of the Trust

Number of
Portfolios in
the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.	N/A	N/A

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Number of
Portfolios in
the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also the president of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.	N/A	N/A

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Number of
Portfolios in
the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].	N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.	N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007) [2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.	N/A	N/A

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Number of
Portfolios in
the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Name and Year of Birth	Time Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]
Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008	Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President and Director of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President - Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President - Retirement Plan Sales of NFS Distributors, Inc.[2] from 2000 until January 2006.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	This position is held with an affiliated person or principal underwriter of the Trust.

3	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act, or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
Responsibilities of The Board of Trustees
          The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.
Board of Trustees Committees
          The Board of Trustees has four standing committees: Audit, Valuation and Operations, Nominating and Fund Governance and Performance Committees.
     The purposes of the Audit Committee are to: (a) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; (b) oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (c) ascertain the independence of the Trust’s independent auditors; (d) act as a liaison between the Trust’s independent auditors and the Board; (e) approve the engagement of the Trust’s independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust’s investment adviser (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with the Trust’s investment adviser if the engagement relates to the Trust’s operations and financial reporting; (f) meet and consider the reports of the Trust’s independent auditors; (g) review and make recommendations to the Board regarding the Code of Ethics of the Trust and that of all Trust advisers, subadvisers, and principal underwriters and annually review changes to, violations of, and certifications with respect to such Code of Ethics; and (h) oversee the Trust’s written policies and procedures adopted under Rule 38a-1 of the 1940 Act and oversee the appointment and performance of the Trust’s designated Chief Compliance Officer. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the

52

Trust’s shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met                      times during the past fiscal year and currently consists of the following Trustees: Mr. Allen (Chairman), Ms. Hennigar, Ms. Jacobs and Mr. Wetmore.
          The purposes of the Valuation and Operations Committee are to (a) oversee the implementation and operation of the Trust’s Valuation Procedures, applicable to all of the Trust’s portfolio securities; (b) oversee the implementation and operation of the Trust’s Rule 2a-7 Procedures, applicable to the Trust’s money market fund series; (c) oversee the Trust’s portfolio brokerage practices; and (d) oversee distribution of the Trust’s shares of beneficial interest. The Valuation and Operations Committee met                      times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore, Ms. Dryden, Ms. Hennigar, and Mr. Kridler (Chairman), each of whom is not an interested person of the Trust, as defined in the 1940 Act. Effective January 1, 2009, the Valuation and Operations Committee shall consist of the following Trustees: Mr. Allen, Mr. DeVore, Ms. Dryden and Mr. Kridler (Chairman).
     The Nominating and Fund Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures; (4) oversee the implementation of the Board’s policies regarding evaluations of the Board and Trustee peer evaluations; (5) review and make recommendations to the Board regarding the Proxy Voting Guidelines, Policies and Procedures of all Trust adviser and subadvisers; (6) periodic review of Trustee compensation and recommend appropriate changes to the Independent Trustees; (7) oversee implementation of the Trust’s Policy Regarding the Service by Trustees on the Boards of Directors of Public Companies and Unaffiliated Fund Companies; (8) review and make recommendations to the Board regarding the Board’s Statements of Policies Regarding Fund Governance and Board Oversight, Independence & Effectiveness; and (9) monitoring of the performance of legal counsel employed by the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust’s management. The Nominating and Fund Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met                      times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore (Chairman), Ms. Cholmondeley, Ms. Dryden, Mr. Kridler, and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act. Effective January 1, 2009, the Nominating and Fund Governance Committee shall consist of the following Trustees: Ms. Cholmondeley, Ms. Dryden (Chairperson), Ms. Hennigar and Mr. Wetmore.
          The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute Trustees to the Board of Trustees, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust’s Secretary. Shareholders wishing to present one or more candidates for Trustee for consideration may do so by submitting a signed written request to the Trust’s Secretary at Attn: Secretary, Nationwide Mutual Funds, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connection with the election of Trustees; (v) the name and background information of the proposed candidate(s) and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.
     The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, as the Committee deems to be necessary and appropriate and work with management to implement any recommended changes; (4) to review and monitor the performance of the Trust’s funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the

53

full Board of Trustees; and (5) to review and monitor material conflicts of interest that may arise from a portfolio manager’s management of multiple accounts. This Committee met           times during the past fiscal year and currently consists of the following Trustees: Mr. Allen, Ms. Cholmondeley, and Ms. Jacobs (Chairperson). Effective January 1, 2009, the Performance Committee shall consist of the following Trustees: Ms. Cholmondeley, Mr. DeVore, Ms. Jacobs (Chairperson) and Mr. Kridler.
Ownership of Shares of Nationwide Mutual Funds as of December 31, 2008

(1)	(2)	(3)
Aggregate Dollar Range of Equity Securities
and/or Shares in All Registered Investment
	Dollar Range of Equity Securities and/or	Companies Overseen by Trustee in Family of
Name of Trustee	Shares in the Trust	Investment Companies
Charles E. Allen	$	$
Paula H.J. Cholmondeley	$	$
C. Brent DeVore	$	$
Phyllis Kay Dryden	$	$
Barbara L. Hennigar	$	$
Barbara I. Jacobs	$	$
Douglas F. Kridler	$	$
David C. Wetmore	$	$
Ownership in the Funds’ Investment Adviser1, Subadvisers2 Or Distributor3 as of December 31, 2008
Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

(1)	(2)	(3)	(4)	(5)	(6)
Name of Owners
	and Relationships	Name of	Title of Class of	Value of
Name of Trustee	to Trustee	Company	Security	Securities	Percent of Class
Charles E. Allen	N/A	N/A	N/A	None	N/A
Paula H.J. Cholmondeley	N/A	N/A	N/A	None	N/A
C. Brent DeVore	N/A	N/A	N/A	None	N/A
Phyllis Kay Dryden	N/A	N/A	N/A	None	N/A
Barbara L. Hennigar	N/A	N/A	N/A	None	N/A
Barbara I. Jacobs	N/A	N/A	N/A	None	N/A
Douglas F. Kridler	N/A	N/A	N/A	None	N/A
David C. Wetmore	N/A	N/A	N/A	None	N/A

[1]	Nationwide Fund Advisors.

[2]	As of the date of this SAI, subadvisers to the series of the Trust include Aberdeen Asset Management Inc., AllianceBernstein L.P., BlackRock Investment Management, LLC, Diamond Hill Capital Management, Inc., Dimensional Fund Advisors LP, Morley Capital Management, Inc., Nationwide Asset Management LLC, and NorthPointe Capital, LLC.

[3]	Nationwide Fund Distributors LLC or any company, other than an investment company, that controls a Fund’s adviser or distributor.
Compensation of Trustees
          The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Adviser reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who also are employees of the Adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended October 31, 2008. In

54

addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Fund Complex for the twelve months ended October 31, 2008. Trust officers receive no compensation from the Trust in their capacity as officers.
          The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

(1)	(2)	(3)	(4)	(5)
Pension
Retirement
	Aggregate	Benefits Accrued	Estimated Annual
	Compensation from	as Part of Trust	Benefits Upon	Total Compensation from
Name of Trustee	the Trust	Expenses	Retirement	the Fund Complex*
Charles E. Allen	$	N/A	N/A	$
Paula H.J. Cholmondeley		N/A	N/A
C. Brent DeVore		N/A	N/A
Phyllis Kay Dryden		N/A	N/A
Barbara L. Hennigar		N/A	N/A
Barbara I. Jacobs		N/A	N/A
Douglas F. Kridler		N/A	N/A
Michael D. McCarthy**		N/A	N/A
Arden L. Shisler***		N/A	N/A
David C. Wetmore		N/A	N/A

*	On October 31, 2008 the Fund Complex included two trusts comprised of 94 investment company funds or series.

**	Effective April 1, 2008, Mr. McCarthy resigned as a Trustee of the Trust.

***	Effective September 19, 2008, Mr. Shisler resigned as a Trustee of the Trust.
          Each of the Trustees and officers and their families are eligible to purchase Class D shares of the Funds which offer Class D shares, at net asset value without any sales charge.
Code of Ethics
          Federal law requires the Trust, each of its investment advisers and subadvisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Copies of these Codes of Ethics are on file with the SEC and are available to the public.
Proxy Voting Guidelines
     Federal law requires the Trust, each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the SEC’s website at www.sec.gov. The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.
INVESTMENT ADVISORY AND OTHER SERVICES
Trust Expenses
          The Trust pays the compensation of the Trustees who are not employees of Nationwide Funds Group (“NFG”), or its affiliates, and all expenses (other than those assumed by the adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment

55

advisory fees and any Rule 12b-1 fees; fees under the Trust’s Fund Administration and Transfer Agency Agreement, which includes the expenses of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholder reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of shareholder meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. NFA may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for each Fund and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.
Investment Adviser
          Under the Investment Advisory Agreement with the Trust, NFA manages the Funds in accordance with the policies and procedures established by the Trustees. NFA operates primarily as a “Manager of Managers” under which NFA, rather than managing most Funds directly, instead oversees one or more subadvisers.
          NFA provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund. NFA is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however NFA does not intend to do so as a routine matter at this time.
          All of the Funds to which this SAI relates are subadvised.
Nationwide Fund Advisors
          NFA pays the compensation of the officers of the Trust employed by NFA and pays a pro rata portion of the compensation and expenses of any Trustees who also are employed by NFG and its affiliates. NFA also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, NFA pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.
          The Investment Advisory Agreement also specifically provides that NFA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of one year and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated at any time as to a Fund, without penalty, by vote of a majority of the outstanding voting securities of that Fund, by the Board of Trustees or NFA on not more than 60 days written notice. The Agreement further provides that NFA may render similar services to others.
          NFA, located at 1200 River Road, Suite 1000, Conshohocken, PA 19428, is a wholly owned subsidiary of NFS, a holding company which is a direct majority-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

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          For services provided under the Investment Advisory Agreement, NFA receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

Fund	Assets	Investment Advisory Fee
Nationwide Bond Fund	$0 up to $250 million	0.50%
Nationwide Government Bond Fund	$250 million up to $1 billion	0.475%
	$1 billion up to $2 billion	0.45%
	$2 billion up to $5 billion	0.425%
	$5 billion and more	0.40%
Nationwide Bond Index Fund	$0 up to $1.5 billion	0.22%
	$1.5 billion up to $3 billion	0.21%
	$3 billion and more	0.20%
Nationwide Enhanced Income Fund	$0 up to $500 million	0.35%
	$500 million up to $1 billion	0.34%
	$1 billion up to $3 billion	0.32%
	$3 billion up to $5 billion	0.30%
	$5 billion up to $10 billion	0.28%
	$10 billion and more	0.275%
Nationwide Fund	$0 up to $250 million	0.60%
Nationwide Growth Fund	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%
Nationwide International Index Fund	$0 up to $1.5 billion	0.27%
	$1.5 billion up to $3 billion	0.26%
	$3 billion and more	0.25%
Nationwide International Value Fund	All Assets	0.85%
Nationwide Large Cap Value Fund	$0 up to $100 million	0.75%
	$100 million or more	0.70%
Nationwide Micro Cap Equity Fund	All Assets	1.25%
Nationwide Mid Cap Growth Fund	$0 up to $250 million	0.75%
	$250 million up to $1 billion	0.725%
	$1 billion up to $2 billion	0.70%
	$2 billion up to $5 billion	0.675%
	$5 billion and more	0.65%
Nationwide Mid Cap Market Index Fund	$0 up to $1.5 billion	0.22%
	$1.5 billion up to $3 billion	0.21%
	$3 billion and more	0.20%
Nationwide Money Market Fund	$0 up to $1 billion	0.40%
	$1 billion up to $2 billion	0.38%
	$2 billion up to $5 billion	0.36%
	$5 billion and more	0.34%
Nationwide S&P 500 Index Fund	$0 up to $1.5 billion	0.13%
	$1.5 billion up to $3 billion	0.12%
	$3 billion up to $4.5 billion	0.11%
	$4.5 billion and more	0.10%
Nationwide Short Duration Bond Fund	$0 up to $500 million	0.35%
	$500 million up to $1 billion	0.34%
	$1 billion up to $3 billion	0.325%
	$3 billion up to $5 billion	0.30%
	$5 billion up to $10 billion	0.285%
	$10 billion and more	0.275%
Nationwide Small Cap Index Fund	$0 up to $1.5 billion	0.20%
	$1.5 billion up to $3 billion	0.19%
	$3 billion and more	0.18%
Nationwide U.S. Small Cap Value Fund	All Assets	0.95%
Nationwide Value Fund	All Assets	0.65%
Nationwide Value Opportunities Fund	$0 up to $250 million	0.70%
	$250 million up to $1 billion	0.675%
	$1 billion up to $2 billion	0.65%
	$2 billion up to $5 billion	0.625%
	$5 billion and more	0.60%
NorthPointe Small Cap Growth Fund	All Assets	0.95%
NorthPointe Small Cap Value Fund	All Assets	0.85%

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Limitation of Fund Expenses
          In the interest of limiting the expenses of the Funds, NFA may from time to time waive some, or all, of its investment advisory fee or reimburse other fees for any of the Funds. In this regard, NFA has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (the “Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, NFA has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Class of each such Fund to the limits described below. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.
          With respect to the Nationwide Bond Index Fund, Nationwide Enhanced Income Fund, Nationwide International Index Fund, Nationwide International Value Fund, Nationwide Large Cap Value Fund, Nationwide Micro Cap Equity Fund, Nationwide Mid Cap Growth Fund, Nationwide Mid Cap Market Index Fund, Nationwide Money Market Fund, Nationwide S&P 500 Index Fund, Nationwide Short Duration Bond Fund, Nationwide Small Cap Index Fund, Nationwide U.S. Small Cap Value Fund, Nationwide Value Fund, Nationwide Value Opportunities Fund, NorthPointe Small Cap Growth Fund, and NorthPointe Small Cap Value Fund, NFA may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless: (i) such Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.
          Until at least February 28, 2010 NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred by a Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business, for certain Funds of the Trust as follows:
•	Nationwide Bond Fund to 0.75% for Class A shares, Class B shares, Class C shares, Class D shares, Class R2 shares, and Institutional Class shares

•	Nationwide Bond Index Fund to 0.32% for Class A shares, Class B shares, Class C shares, Class R2 shares, and Institutional Class shares

•	Nationwide Enhanced Income Fund to 0.45% for Class A shares, Class R2 shares, Institutional Service Class shares and Institutional Class shares

•	Nationwide International Index Fund to 0.37% for Class A shares, Class B shares, Class C shares, Class R2 shares, and Institutional Class shares

•	Nationwide International Value Fund to 1.00% for Class A shares, Class C shares, Institutional Service Class shares, and Institutional Class shares

•	Nationwide Large Cap Value Fund to 1.15% for Class A shares, Class B shares, Class C shares, Class R2 shares, Institutional Class shares and Institutional Service Class shares

•	Nationwide Micro Cap Equity Fund to 1.65% for Class A shares, Class B shares, Class C shares, Class R2 shares, Institutional Service Class shares, and Institutional Class shares

•	Nationwide Mid Cap Growth Fund to 1.15% for Class A shares, Class B shares, Class C shares, Class R2 shares, Institutional Service Class shares, and Institutional Class shares

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•	Nationwide Mid Cap Market Index Fund to 0.32% for Class A shares, Class B shares, Class C shares, Class R2 shares, and Institutional Class shares

•	Nationwide Money Market Fund to 0.59% for Prime shares, Service Class shares, and Institutional Class shares [1]

•	Nationwide S&P 500 Index Fund to 0.23% for Class A shares, Class B shares, Class C shares, Class R2 shares, Institutional Service Class shares, Service Class shares, and Institutional Class shares

•	Nationwide Short Duration Bond Fund to 0.55% for Class A shares, Class C shares, Service Class shares, and Institutional Class shares

•	Nationwide Small Cap Index Fund to 0.30% for Class A shares, Class B shares, Class C shares, Class R2 shares, and Institutional Class shares

•	Nationwide U.S. Small Cap Value Fund to 1.09% for Class A shares, Class C shares, Institutional Service Class shares, and Institutional Class shares

•	Nationwide Value Fund to 0.85% for Class A shares, Class C shares, Class R2 shares, and Institutional Class shares

•	Nationwide Value Opportunities Fund to 1.10% for Class A shares, Class B shares, Class C shares, Class R2 shares, Institutional Service Class shares, and Institutional Class shares

•	NorthPointe Small Cap Growth Fund to 1.10% for Class A shares, Class B shares, Class C shares, Class R2 shares, Institutional Service Class shares, and Institutional Class shares

•	NorthPointe Small Cap Value Fund to 1.00% for Institutional Class shares

[1]	In addition, with respect to the Service Class of the Nationwide Money Market Fund, effective until at least February 28, 2010, the Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to an Administrative Services Plan shall be limited to 0.75%.
Investment Advisory Fees
          During the fiscal years ended October 31, 2008, 2007 and 2006, NFA and Morley Capital Management, Inc., the former investment adviser to the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund, earned the following fees for investment advisory services:

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	NFA Investment Advisory Fees Year Ended October 31,
	2008		2007		2006
Fund	Fees Earned[1]	Fees Reimbursed	Fees Earned[1]	Fees Reimbursed	Fees Earned[1]	Fees Reimbursed
Nationwide Bond Fund			$477,524	$0	$560,910	$0
Nationwide Bond Index Fund			3,078,113	439,605	3,857,103	663,758
Nationwide Enhanced Income Fund[2]					n/a	n/a
Nationwide Fund			7,416,847	0	7,369,230	0
Nationwide Government Bond Fund			608,957	0	765,900	0
Nationwide Growth Fund			1,216,547	0	1,355,471	0
Nationwide International Index Fund			5,986,824	386,490	4,540,332	631,723
Nationwide International Value Fund[3]			n/a	n/a	n/a	n/a
Nationwide Large Cap Value Fund			299,418	638	262,617	0
Nationwide Micro Cap Equity Fund			1,154,094	2,816	1,519,635	0
Nationwide Mid Cap Growth Fund			15,408	42,826	46,187	27,464
Nationwide Mid Cap Market Index Fund			2,135,394	319,532	2,625,630	509,553
Nationwide Money Market Fund			6,956,795	0	6,310,450	0
Nationwide S&P 500 Index Fund			3,423,639	375,580	3,841,921	808,395
Nationwide Short Duration Bond Fund[2]					n/a	n/a
Nationwide Small Cap Index Fund			932,766	164,560	1,043,208	222,353
Nationwide U.S. Small Cap Value Fund[3]			n/a	n/a	n/a	n/a
Nationwide Value Fund[4]			n/a	n/a	n/a	n/a
Nationwide Value Opportunities Fund			69,014	40,325	112,006	47,791
NorthPointe Small Cap Growth Fund			834,674	75,278	480,852	28,148
NorthPointe Small Cap Value Fund			277,479	3,918	233,282	17,755

	Morley Capital Management, Inc. Investment Advisory Fees
	Year Ended October 31,
	2007		2006
Fund	Fees Earned[1]	Fees Reimbursed	Fees Earned[1]	Fees Reimbursed
Nationwide Enhanced Income Fund[5]	$838,809	$114,888	$1,730,576	$180,035
Nationwide Short Duration Bond Fund[5]	209,900	83,960	386,120	0

[1]	Fees net of reimbursement.

[2]	For the period from May 1, 2007 through October 31, 2007.

[3]	Fund commenced operations on December 19, 2007.

[4]	Fund commenced operations on February 28, 2008.

[5]	Morley Capital Management, Inc. was the Fund’s investment adviser until April 30, 2007.

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Subadvisers
          The subadvisers for the Funds are as follows:

Fund	Subadviser
Nationwide Bond Fund	Nationwide Asset Management, LLC (“NWAM”)
Nationwide Bond Index Fund	BlackRock Investment Management, LLC (“BlackRock”)
Nationwide Enhanced Income Fund	Morley Capital Management, Inc. (“MCM”)
Nationwide Fund	Aberdeen Asset Management Inc. (“Aberdeen”)
Nationwide Government Bond Fund	NWAM
Nationwide Growth Fund	Aberdeen
Nationwide International Index Fund	BlackRock
Nationwide International Value Fund	AllianceBernstein L.P.
Nationwide Large Cap Value Fund	NorthPointe Capital LLC (“NorthPointe”)
Nationwide Micro Cap Equity Fund	NorthPointe
Nationwide Mid Cap Growth Fund	NorthPointe
Nationwide Mid Cap Market Index Fund	BlackRock
Nationwide Money Market Fund	NWAM
Nationwide S&P 500 Index Fund	BlackRock
Nationwide Short Duration Bond Fund	MCM
Nationwide Small Cap Index Fund	BlackRock
Nationwide U.S. Small Cap Value Fund	Dimensional Fund Advisors LP
Nationwide Value Fund	Diamond Hill Capital Management, Inc.
Nationwide Value Opportunities Fund	NorthPointe
NorthPointe Small Cap Growth Fund	NorthPointe
NorthPointe Small Cap Value Fund	NorthPointe
          Aberdeen Asset Management Inc., 1735 Market Street, 37th Floor, Philadelphia, PA 19103, is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC (“Aberdeen PLC”). Aberdeen manages or sub-advises approximately $                     billion in U.S. fixed income and equity assets for investment companies and institutional and retail clients as of October 31, 2008. Worldwide, Aberdeen PLC had approximately $                     billion in assets under management in a range of global equity, fixed income and property investments.
          AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, is the subadviser to the Nationwide International Value Fund.
          BlackRock Investment Management, LLC, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a wholly owned subsidiary of BlackRock, Inc., and is subadviser to each of the Index Funds.
     Dimensional Fund Advisors LP (“DFA”), 1299 Ocean Avenue, Santa Monica, CA 90401, is the subadviser for the Nationwide U.S. Small Cap Value Fund.
          Morley Capital Management, Inc. (“MCM”), located at 5665 S.W. Meadows Road, Lake Oswego, Oregon 97035, was organized in 1983 as an Oregon corporation and is a registered investment adviser. The firm focuses its investment management business on providing fixed-income management services to tax-qualified retirement plans, mutual funds, collective investment trusts and separate investment accounts. MCM was the investment adviser to each of the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund until April 30, 2007. MCM is a subsidiary of Principal Global Investors, LLC.
          Nationwide Asset Management, LLC (“NWAM”), One Nationwide Plaza, Mail Code 1-20-19, Columbus, OH 43215, provides investment advisory services to registered investment companies and other types of accounts, such as institutional separate accounts. NWAM was organized in 2007, in part, to serve as investment subadviser for fixed income funds. NWAM is a wholly owned subsidiary of Nationwide Mutual, and thus an affiliate of NFA.

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          NorthPointe Capital LLC (“NorthPointe”) 101 West Big Beaver, Suite 745, Troy, Michigan 48084, is a domestic-equity money management firm dedicated to serving the investment needs of institutions, high-net worth individuals and mutual funds. NorthPointe was organized in 1999. NorthPointe is a subsidiary of NorthPointe Holdings, LLC.
          Subject to the supervision of NFA and the Trustees, each of the subadvisers will manage all or a portion of the assets of the Fund listed above in accordance with the Fund’s investment objectives and policies. Each subadviser makes investment decisions for the Fund and in connection with such investment decisions, places purchase and sell orders for securities. For the investment management services they provide to the Funds, the subadvisers receive annual fees from NFA, calculated at an annual rate based on the average daily net assets of the Funds.
          Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust’s board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated, at any time, without penalty, by vote of a majority of the outstanding voting securities, by the Board of Trustees, NFA or the applicable subadviser, on not more than 60 days written notice.
Subadvisory Fees Paid
          The following table sets forth the amount NFA paid to the subadvisers for the fiscal years ended October 31, 2008, 2007 and 2006:

	Year ended October 31,
Fund	2008	2007	2006
Nationwide Bond Fund[1]		n/a	n/a
Nationwide Bond Index Fund		$1,222,121	$1,453,166
Nationwide Enhanced Income Fund[2]		83,193	n/a
Nationwide Fund[3]		321,548	n/a
Nationwide Government Bond Fund[1]		n/a	n/a
Nationwide Growth Fund[3]		63,556	n/a
Nationwide International Index Fund		2,409,548	1,899,029
Nationwide International Value Fund[4]		n/a	n/a
Nationwide Large Cap Value Fund		150,512	70,031
Nationwide Micro Cap Equity Fund[5]		365,334	n/a
Nationwide Mid Cap Growth Fund[5]		15,803	n/a
Nationwide Mid Cap Market Index Fund		836,908	977,563
Nationwide Money Market Fund[1]		n/a	n/a
Nationwide S&P 500 Index Fund		$527,341	571,941
Nationwide Short Duration Bond Fund[2]		39,960	n/a
Nationwide Small Cap Index Fund		384,066	363,619
Nationwide U.S. Small Cap Value Fund[4]		n/a	n/a
Nationwide Value Fund[6]		n/a	n/a
Nationwide Value Opportunities Fund		29,902	0
NorthPointe Small Cap Growth Fund		324,503
NorthPointe Small Cap Value Fund		75,013

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1   The Nationwide Bond Fund, Nationwide Government Bond Fund and Nationwide Money Market Fund were directly managed by NFA, and did not have subadviser arrangements, until January 1, 2008.
2    The Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund were directly managed by MCM until April 30, 2007 after which time MCM became the subadviser.
3    The Nationwide Fund and Nationwide Growth Fund were directly managed by NFA, and did not have subadviser arrangements, until October 1, 2007.
4    Fund commenced operations on December 19, 2007.
5    The Nationwide Micro Cap Equity Fund and Nationwide Mid Cap Growth Fund were directly managed by NFA, and did not have subadviser arrangements, until April 30, 2007, after which time NorthPointe became the subadviser.
6    Fund commenced operations on February 28, 2008.
Multi-Manager Structure
          NFA and the Trust have received from the SEC an exemptive order for the multi-manager structure which allows NFA to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders; the order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval. If a new unaffiliated subadviser is hired, the change will be communicated to shareholders within 90 days of such change, and all changes will be approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or NFA. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.
          NFA provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective subadvisers for the Funds and thereafter monitoring the performance of the subadvisers through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadvisers. NFA has responsibility for communicating performance expectations and evaluations to the subadvisers and ultimately recommending to the Trust’s Board of Trustees whether a subadviser’s contract should be renewed, modified or terminated; however, NFA does not expect to recommend frequent changes of subadvisers. NFA will regularly provide written reports to the Trust’s Board of Trustees regarding the results of its evaluation and monitoring functions. Although NFA will monitor the performance of the subadvisers, there is no certainty that the subadvisers or the Funds will obtain favorable results at any given time.
Portfolio Managers
     Appendix C contains the following information regarding the portfolio manager identified in the Funds’ Prospectus: (i) the dollar range of the portfolio manager’s investments in the Fund; (ii) a description of the portfolio manager’s compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.
Distributor
          Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1200 River Road, Suite 1000, Conshohocken, PA 19428, serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to an Underwriting Agreement dated May 1, 2007 (the “Underwriting Agreement”). Unless otherwise terminated, the Underwriting Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust’s Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NFD is a wholly-owned subsidiary of NFS Distributors, Inc., which in turn is a wholly-owned subsidiary of NFS. The following entities or people are affiliates of the Trust and are also affiliates of NFD:
Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide SA Capital Trust
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company

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Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Michael Butler
Joseph Finelli
Stephen T. Grugeon
Doff Meyer
Eric Miller
Dorothy Sanders
Michael S. Spangler
          In its capacity as Distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon sales of shares of each of the Funds.
          During the fiscal years ended October 31, 2008, 2007 and 2006, NFD received the following commissions from the sale of shares of the Funds:

	Years ended October 31
Funds	2008	2007	2006
Nationwide Bond Fund		$2,087	$1,905.90
Nationwide Bond Index Fund		841	1,483.76
Nationwide Enhanced Income Fund		17	1,695.10
Nationwide Fund		26,495	30,041.09
Nationwide Government Bond Fund		1,251	1,879.75
Nationwide Growth Fund		7,592	10,681.72
Nationwide International Index Fund		763	479.43
Nationwide International Value Fund[1]		n/a	n/a
Nationwide Large Cap Value Fund		4,120	3,315.35
Nationwide Micro Cap Equity Fund		2,310	4,844.44
Nationwide Mid Cap Growth Fund		259	1,881.68
Nationwide Mid Cap Market Index Fund		2,128	3,288.95
Nationwide Money Market Fund		n/a	n/a
Nationwide S&P 500 Index Fund		3,220	4,330.36
Nationwide Short Duration Bond Fund		36	660.71
Nationwide Small Cap Index Fund		1,077	1,964.00
Nationwide U.S. Small Cap Value Fund[1]		n/a	n/a
Nationwide Value Fund[2]		n/a	n/a
Nationwide Value Opportunities Fund		564	822.13
NorthPointe Small Cap Growth Fund		0	0
NorthPointe Small Cap Value Fund		0	0

[1]	Fund commenced operations on December 19, 2007.

[2]	Fund commenced operations on February 28, 2008.

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          NFD also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B, Class C and certain Class A shares. During the fiscal years ended October 31, 2008, 2007 and 2006, NFD received the following amounts from such sales charges:

	Years ended October 31
Funds	2008	2007	2006
Nationwide Bond Fund		$4,023	$2,146.70
Nationwide Bond Index Fund		187	1,780.38
Nationwide Enhanced Income Fund		0	0
Nationwide Fund		27,372	38,657.60
Nationwide Government Bond Fund		4,456	174.53
Nationwide Growth Fund		6,402	7,910.67
Nationwide International Index Fund		366	329.55
Nationwide International Value Fund[1]		n/a	n/a
Nationwide Large Cap Value Fund		1,504	3,513.97
Nationwide Micro Cap Equity Fund		11,776	14,717.21
Nationwide Mid Cap Growth Fund		201	63.79
Nationwide Mid Cap Market Index Fund		1,917	603.57
Nationwide Money Market Fund		6,539	0
Nationwide S&P 500 Index Fund		8,802	15,086.05
Nationwide Short Duration Bond Fund		0	0
Nationwide Small Cap Index Fund		1,622	1,623.02
Nationwide U.S. Small Cap Value Fund[1]		n/a	n/a
Nationwide Value Fund[2]		n/a	n/a
Nationwide Value Opportunities Fund		2,316	3,265.70
NorthPointe Small Cap Growth Fund		0	0
NorthPointe Small Cap Value Fund		0	0

[1]	Fund commenced operations on December 19, 2007.

[2]	Fund commenced operations on February 28, 2008.
          From such contingent deferred sales charges, NFD retained $                    , $658,462, and $520,405 for 2008, 2007 and 2006, respectively, after reallowances to dealers. NFD reallows to dealers 5.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 5.75%, 4.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 4.75%, 3.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 3.75%, 4.00% on Class B shares of the Funds, 1.85% on Class C shares of the Funds, and 4.00% on Class D shares of the Funds.
Distribution Plan
          The Trust has adopted a Distribution Plan (the “Plan”) under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate NFD, as the Funds’ principal underwriter, for expenses associated with the distribution of certain classes of shares of the Funds. Although actual distribution expenses may be more or less, the Funds, or the applicable class, as indicated below, pay NFD an annual fee under the Plan in an amount that will not exceed the following amounts:
•	0.25% of the average daily net assets of Class A shares of each applicable Fund (distribution or service fee)
•	0.50% of the average daily net assets of the Class R2 shares of each applicable Fund (0.25% of which may be either a distribution or service fee)
•	1.00% of the average daily net assets of Class B and Class C shares for each applicable Fund other than the Nationwide Money Market Fund and the Nationwide Short Duration Bond Fund (0.25% service fee)
•	0.25% of the average daily net assets of Service Class shares of the Nationwide Short Duration Bond Fund (distribution or service fee)

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•	0.75% of the average daily net assets of Class C shares of the Nationwide Short Duration Bond Fund (0.25% service fee)
•	0.15% of the average daily net assets of Service Class shares of the Nationwide Money Market Fund and Nationwide S&P 500 Index Fund (distribution or service fee) and
          During the fiscal year ended October 31, 2008, NFD earned the following distribution fees under the Plan:

Service
Fund	Class A		Class B		Class C		Class R2		Class
Nationwide Bond Fund	$		$		$		$		$
Nationwide Bond Index Fund
Nationwide Enhanced Income Fund
Nationwide Fund									n/a
Nationwide Government Bond Fund
Nationwide Growth Fund									n/a
Nationwide International Index Fund
Nationwide International Value Fund[1]				n/a		n/a
Nationwide Large Cap Value Fund									n/a
Nationwide Micro Cap Equity Fund									n/a
Nationwide Mid Cap Growth Fund									n/a
Nationwide Mid Cap Market Index Fund
Nationwide Money Market Fund		n/a		n/a		n/a		n/a
Nationwide S&P 500 Index Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Index Fund
Nationwide U.S. Small Cap Value Fund[1]				n/a		n/a		n/a	n/a
Nationwide Value Fund[2]		n/a		n/a		n/a		n/a	n/a
Nationwide Value Opportunities Fund									n/a
NorthPointe Small Cap Growth Fund									n/a
NorthPointe Small Cap Value Fund									n/a

[1]	Fund commenced operations on December 19, 2007.

[2]	Fund commenced operations on February 28, 2008.
     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the “Independent Trustees”). The Plan was initially approved by the Board of Trustees on March 5, 1998, and is amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its shareholders.

66

          The Board of Trustees believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.
          NFD has entered into, and will enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund’s shares including, but not limited to, those discussed above. NFD, or an affiliate of NFD, pays additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate, NFS or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.
          The Trust has been informed by NFD that during the fiscal year ended October 31, 2008 the following expenditures were made using the 12b-1 fees received by NFD with respect to the Funds:

Financing
	Prospectus	Distributor	Charges with	Broker-Dealer
	Printing &	Compensation	Respect to B	Compensation
Fund	Mailing[1]	& Costs[1]	& C Shares	& Costs
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Enhanced Income Fund
Nationwide Fund
Nationwide Government Bond Fund
Nationwide Growth Fund
Nationwide International Index Fund
Nationwide International Value Fund[2]
Nationwide Large Cap Value Fund
Nationwide Micro Cap Equity Fund
Nationwide Mid Cap Growth Fund
Nationwide Mid Cap Market Index Fund
Nationwide Money Market Fund
Nationwide S&P 500 Index Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Index Fund
Nationwide U.S. Small Cap Value Fund[2]
Nationwide Value Fund[3]
Nationwide Value Opportunities Fund
NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

[1]	Printing and mailing of prospectuses to other than current Fund shareholders.

[2]	Fund commenced operations on December 19, 2007.

[3]	Fund commenced operations on February 28, 2008.
          A Fund may not recoup the amount of unreimbursed expenses in a subsequent fiscal year and does not generally participate in joint distribution activities with other Funds. To the extent that certain Funds utilize the remaining Rule 12b-1 fees not allocated to “Broker-Dealer Compensation and Costs” or “Printing and Mailing” of a prospectus which covers multiple Funds, however, such other Funds may benefit indirectly from the distribution of the Fund paying the Rule 12b-1 fees.
Administrative Services Plan
          Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services for the Funds. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract

67

holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required. With respect to the Class R2 shares, these types of administrative support services will be exclusively provided for retirement plans and their plan participants.
          As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which NFS has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, and is the parent company of NFA, and the indirect parent company of NFD. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NFD) will receive a fee, computed at the annual rate of up to 0.25%, of the average daily net assets of the Class A, D, R2, Institutional Service and Service Class shares of each Fund (as applicable), and Prime shares of the Nationwide Money Market Fund.
          The Trust has also entered into a Servicing Agreement pursuant to which Nationwide Investment Services Corporation (“NISC”) has agreed to provide certain administrative support services in connection with Service Class shares of the Money Market Fund held beneficially by its customers. NISC is indirectly owned by NFS.
          During the fiscal year ended October 31, 2008, NFS and its affiliates received $                     in administrative services fees from the Funds.
Fund Administration and Transfer Agency Services
          Under the terms of a Fund Administration and Transfer Agency Agreement dated May 1, 2007 as amended and restated June 11, 2008, Nationwide Fund Management LLC (“NFM”), an indirect wholly-owned subsidiary of NFS, provides various administrative and accounting services, including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. Each Fund pays NFM a combined annual fee for fund administration and transfer agency services based on the Trust’s average daily net assets according to the following schedule *:

Asset Level[1]	Aggregate Trust Fee
$0 up to $1 billion	0.26%
$1 billion up to $3 billion	0.19%
$3 billion up to $4 billion	0.15%
$4 billion up to $5 billion	0.08%
$5 billion up to $10 billion	0.05%
$10 billion up to $12 billion	0.03%
$12 billion and more	0.02%

[1]	The assets of each of the Investor Destination Funds and Target Destination Funds (the “Fund of Funds”), which are featured in a seperate Statement of Additional Information, are excluded from the Trust asset level amount in order to calculate this asset based fee. The Funds of Funds do not pay any part of this fee.

*	In addition to these fees, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Trust, including, but not limited to, networking fees (“Networking Fees”) paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders (“beneficial accounts”). Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, the Networking Fees range from $6 to $20 per beneficial account.

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          During the fiscal years ended October 31, 2008, 2007 and 2006, NFM and Nationwide SA Capital Trust, the Trust’s previous administrator, were paid combined fund administration and transfer agency fees from the Funds as follows:

	Year Ended	Year Ended	Period Ended
Fund	October 31, 2008	October 31, 2007	October 31, 2006
Nationwide Bond Fund		$119,837	$135,261
Nationwide Bond Index Fund		1,546,844	1,834,781
Nationwide Enhanced Income Fund		250,210	490,246
Nationwide Fund		1,332,187	1,503,448
Nationwide Government Bond Fund		128,899	166,159
Nationwide Growth Fund		262,299	293,008
Nationwide International Index Fund		2,193,807	1,760,495
Nationwide International Value Fund[1]		n/a	n/a
Nationwide Large Cap Value Fund		63,106	46,268
Nationwide Micro Cap Equity Fund		116,225	177,673
Nationwide Mid Cap Growth Fund		15,481	9,768
Nationwide Mid Cap Market Index Fund		955,323	1,157,946
Nationwide Money Market Fund		1,571,689	1,608,440
Nationwide S&P 500 Index Fund		2,632,573	2,964,738
Nationwide Short Duration Bond Fund		99,111	123,973
Nationwide Small Cap Index Fund		507,480	527,296
Nationwide U.S. Small Cap Value Fund[1]		n/a	n/a
Nationwide Value Fund[2]		n/a	n/a
Nationwide Value Opportunities Fund		33,184	25,762
NorthPointe Small Cap Growth Fund		106,013	49,476
NorthPointe Small Cap Value Fund		31,136	29,495

[1]	Fund commenced operations on December 19, 2007.

[2]	Fund commenced operations on February 28, 2008.
Sub-Administration
          NFM has entered into a Services Agreement with Citi Fund Services, Inc. (“Citi”) (formerly, BISYS Fund Services Ohio, Inc.), 3435 Stelzer Road, Columbus, Ohio 43219, effective November 1, 2001, to provide certain fund administration and transfer agency services for each of the Funds. For these services, NFM pays Citi an annual fee based on the average daily net assets of the aggregate of all the Funds of the Trust for which Citi provides such services.
Custodian
          JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. The Custodian performs no managerial or policy making functions for the Funds.
Legal Counsel
          Stradley Ronon Stevens and Young LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust’s legal counsel.
Independent Registered Public Accounting Firm
                                                  , serves as the Independent Registered Public Accounting Firm for the Trust.
BROKERAGE ALLOCATION
          NFA or a subadviser is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if

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any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer’s purchase and sale price. This spread is the dealer’s profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a “principal” rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.
          Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction, i.e., execution at the most favorable prices and in the most effective manner possible. “Best price-best execution” encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Therefore, “best price-best execution” does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided. NFA and the subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.
          Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to NFA or a subadviser. In placing orders with such broker-dealers, NFA or the subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to NFA or a subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce NFA’s or a subadviser’s normal research activities or expenses.
          There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by NFA or a subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when NFA or the subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.
          In purchasing and selling investments for the Funds, it is the policy of NFA or a subadviser to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by NFA or a subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, NFA or a subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.
          NFA or a subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Exchange Act, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to NFA or a subadviser is considered to be in addition to and not in lieu of services required to be performed by it under the respective advisory or subadvisory agreement. The fees paid to NFA or a subadviser pursuant to the respective advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to NFA or a subadviser in serving its other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not

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actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. NFA and any subadviser are prohibited from considering a broker-dealer’s sale of shares of any fund for which it serves as investment adviser or subadviser, except as may be specifically permitted by law.
          Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer’s selection, nor is the selection of any broker-dealer based on the volume of shares sold.
          For the fiscal year ended October 31, 2008, the following Funds, through NFA and/or their respective subadvisers, directed the dollar amount of transactions and related commissions for transactions to a broker because of research services provided, as summarized in the table below1:

	Total Dollar Amount of	Total Commissions Paid
Fund	Transactions	on Such Transactions
Nationwide Fund
Nationwide Growth Fund
Nationwide International Value Fund[2]
Nationwide Large Cap Value Fund
Nationwide Micro Cap Equity Fund
Nationwide Mid Cap Growth Fund
Nationwide U.S. Small Cap Value Fund[2]
Nationwide Value Fund[3]
Nationwide Value Opportunities Fund
NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

[1]	This information has been provided by the respective Fund’s subadviser(s) and the information is believed to be reliable, however, the Funds have not independently verified it.

[2]	Fund commenced operations on December 19, 2007.

[3]	Fund commenced operations on February 28, 2008.
          During the fiscal years ended October 31, 2008, 2007 and 2006, the following brokerage commissions were paid by the Funds1:

	Year ended October 31,
Fund	2008	2007	2006
Nationwide Bond Fund		$0	$0
Nationwide Bond Index Fund		0	0
Nationwide Enhanced Income Fund		0	10,892
Nationwide Fund		7,766,531	5,518,379
Nationwide Government Bond Fund		0	0
Nationwide Growth Fund		1,026,797	1,368,535
Nationwide International Index Fund		244,893	235,354
Nationwide International Value Fund[2]		n/a	n/a
Nationwide Large Cap Value Fund		48,383	54,821
Nationwide Micro Cap Equity Fund		618,437	748,352
Nationwide Mid Cap Growth Fund		11,570	9,051
Nationwide Mid Cap Market Index Fund		120,060	229,209
Nationwide Money Market Fund		0	0
Nationwide S&P 500 Index Fund		42,729	19,816
Nationwide Short Duration Bond Fund		0	0
Nationwide Small Cap Index Fund		178,516	190,815
Nationwide U.S. Small Cap Value Fund[2]		n/a	n/a

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	Year ended October 31,
Fund	2008	2007	2006
Nationwide Value Fund[3]		n/a	n/a
Nationwide Value Opportunities Fund		98,262	91,526
NorthPointe Small Cap Growth Fund		315,290	190,430
NorthPointe Small Cap Value Fund		207,299	164,920

[1]	This information has been provided by the respective Fund’s subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.

[2]	Fund commenced operations on December 19, 2007.

[3]	Fund commenced operations on February 28, 2008.
          During the fiscal year ended October 31, 2008, the following Funds held investments in securities of their regular broker-dealers as follows:

Fund	Approximate Aggregate Value of Issuer’s Securities Owned by the Fund as of fiscal year end October 31, 2008	Name of Broker or Dealer

          Under the 1940 Act, “affiliated persons” of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.
          Each of the Funds contemplates that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an “affiliated broker or dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Funds’ policy that the commissions to be paid to an affiliated broker-dealer must, in the

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judgment of the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker’s or dealer’s most favored unaffiliated customers. Subadvisers do not necessarily deem it practicable or in the Funds’ best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.
          During the fiscal years ended October 31, 2008, 2007 and 2006, the following brokerage commissions were paid by the Funds to affiliated brokers:

Fund	Broker	2008	2007	2006
Nationwide International Index	Merrill Lynch		$$0	$28
Nationwide Mid Cap Market Index	Merrill Lynch		0	50,245
Nationwide S&P 500 Index	Merrill Lynch		0	50
Nationwide Small Cap Index	Merrill Lynch		0	76
ADDITIONAL INFORMATION ON PURCHASES AND SALES
Class A and Class D Sales Charges
          The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases.
          Class A Shares of the Funds (other than the Nationwide Bond Fund, Nationwide Enhanced Income Fund, Nationwide Government Bond Fund and Nationwide Short Duration Bond Fund)

	Sales charge as %	Sales charge as %	Dealer
Amount of purchase	of offering price	of amount invested	Commission
less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None
Class A Shares of the Nationwide Bond Fund and Nationwide Government Bond Fund

	Sales charge as %	Sales charge as %	Dealer
Amount of purchase	of offering price	of amount invested	Commission
less than $100,000	4.25%	4.44%	3.75%
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None
Class A Shares of the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund

	Sales charge as %	Sales charge as %	Dealer
Amount of purchase	of offering price	of amount invested	Commission
less than $100,000	2.25%	2.30%	2.00%
$100,000 to $449,999	1.75	1.78%	1.50
$500,000 to $999,999	1.50	1.52%	1.25
$1 million or more	None	None	None

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Class D Shares of the Funds

	Sales charge as %	Sales charge as %	Dealer
Amount of purchase	of offering price	of amount invested	Commission
less than $50,000	4.50%	4.71%	4.00%
$50,000 to $99,999	4.00	4.17	3.50
$100,000 to $249,999	3.00	3.09	2.50
$250,000 to $499,999	2.50	2.56	1.75
$500,000 to $999,999	2.00	2.04	1.25
$1 million to $24,999,999	0.50	0.50	0.50
$25 million or more	None	None	None
Waiver of Class A and Class D Sales Charges*
          You may qualify for a reduced Class A sales charge if you own or are purchasing shares of the Funds. You may also qualify for a waiver of the Class A sales charges. To receive the reduced or waived sales charge, you must inform Customer Service or your broker or other intermediary at the time of your purchase that you qualify for such a reduction or waiver. If you do not inform Customer service or your intermediary that you are eligible for a reduced or waived sales charge, you may not receive the discount or waiver that you are entitled to. You may have to produce evidence that you qualify for a reduced sales charge or waiver before you will receive it.
          The sales charge applicable to Class A and D shares may be waived for the following purchases due to the reduced marketing effort required by NFD:
(1)	shares sold to other registered investment companies affiliated with NFG,

(2)	shares sold:
(a)	to any pension, profit sharing, or other employee benefit plan for the employees of NFG, any of its affiliated companies, or investment advisory clients and their affiliates;

(b)	to any endowment or non-profit organization;

(c)	401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, nonqualified deferred compensation plans and other retirement accounts;

(d)	to any life insurance company separate account registered as a unit investment trust;

(e)	to Trustees and retired Trustees of the Trust (including its predecessor Trusts);

(f)	to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses (including domestic partners), children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, (“Immediate Relatives”)), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of NFA and its affiliates;

(g)	to directors, officers, and full-time employees, their spouses (including domestic partners), children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.;

(h)	to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;

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(i)	to any person who pays for the shares with the proceeds from sales of Class D shares of a Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead.
(3)	Class A shares sold:
(a)	to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for those persons;

(b)	to any directors, officers, full-time employees, sales representatives and their employees, their spouses (including domestic partners), children or Immediate Relatives, or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor;

(c)	to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code;

(d)	to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund.

(e)	to any person who previously owned IRA Class shares of the Nationwide Short Duration Bond Fund (Class A shares of Nationwide Short Duration Bond Fund only).

*	Only provision 2(i) applies to the Class A shares of the Nationwide Short Duration Bond Fund. Within the special class structure of the Nationwide Short Duration Bond Fund, shareholders who would be eligible to purchase Class A shares without a front-end sales charge because they fall into the other categories listed above will purchase shares of other classes of the Nationwide Short Duration Bond Fund (each of these other classes has no front-end sales charge). See the Nationwide Short Duration Bond Fund’s Prospectus for more information.
REDUCTION OF SALES CHARGES
Reduction of Class A and Class D sales charges
Shareholders can reduce or eliminate Class A and Class D shares’ initial sales charge through one or more of the discounts described below:
•	A larger investment. The sales charge decreases as the amount of your investment increases.

•	Rights of Accumulation. You and members of your family who live at the same address can add the current value of your Class A, Class B and Class C investments in the Nationwide Funds (except shares of the Nationwide Money Market Fund), that you currently own or are currently purchasing to the value of your Class A purchase, possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of a Nationwide Fund, these purchases may also be combined.

•	Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A or Class D shares, you will pay one half of the published sales charge if you make your investment 60 days after receiving the proceeds.

•	No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

•	Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Nationwide Money Market Fund) and your sales charge will be based on the total amount you intend to invest. You can also combine your purchase of Class B and Class C Shares to fulfill your Letter of Intent. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

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Class B Shares of the Funds and CDSC
      Effective December 31, 2008, Class B shares are offered only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund; and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares. NFD compensates broker-dealers and financial intermediaries for sales of Class B shares from its own resources at the rate of 4.00% of such sales. A CDSC, payable to NFD, will be imposed on any redemption of Class B shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. The CDSC is never imposed on dividends, whether paid in cash or reinvested, or on appreciation over the initial purchase price. The CDSC applies only to the lesser of the original investment or current market value.
          Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:

CDSC on Shares
Years of after Purchase	Being Sold
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and following	0.00%
          For purposes of calculating the CDSC, it is assumed that the oldest Class B shares remaining in your account will be sold first.
          For the daily dividend Funds your money will earn daily dividends through the date of liquidation. If you redeem all of your shares in one of these Funds, you will receive a check representing the value of your account, less any applicable CDSC calculated as of the date of your withdrawal, plus all daily dividends credited to your account through the date of withdrawal.
Automatic Withdrawal Plan (AWP) on Class B Shares
          You will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. See the section entitled “Systematic Investment Strategies” for more information.
Conversion Features for Class B Shares
          Class B shares which have been outstanding for seven years will automatically convert to Class A shares in the next month following the seventh anniversary of the date on which such Class B shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder’s Class B shares converting to Class A shares bears to the shareholder’s total Class B shares not acquired through dividends and distributions.
          If you effect one or more exchanges among Class B shares of the Funds during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B shares into the Prime Shares of the Nationwide Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Nationwide Money Market Fund.
Class A Finder’s Fee and Corresponding CDSC

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          As of March 1, 2003, there are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. An investor may purchase $1 million or more of Class A shares in one or more of the Nationwide Funds and avoid the front-end sales charge. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems such Class A shares within 18 months of the date of purchase (24 months for Nationwide Enhanced Income and Nationwide Short Duration Bond Funds). With respect to such purchases, the Distributor may pay dealers a finders’ fee (as described below) on investments made in Class A shares with no initial sales charge. The CDSC covers the finder’s fee paid by the Distributor to the selling dealer. For the selling dealer to be eligible for the finders’ fee, the following requirements apply:
•	The purchase can be made in any combination of the Funds. The amount of the finder’s fee will be determined based on the particular combination of the Funds purchased. The applicable finder’s fee will be determined on a pro rata basis to the purchase of each particular Fund.

•	The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase (24 months for Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund).
          The CDSC will equal the amount of the finder’s fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund. The Class A CDSC will not exceed the aggregate amount of the finder’s fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Nationwide Funds an investor made that were subject to the Class A CDSC.
Amount of Finder’s Fee/Contingent Deferred Sales Charge

	Amount of Purchase
	$1 million to	$4 million to	$25 million
Funds Purchased	$3,999,999	$24,999,999	or more
Nationwide International Value Fund, Nationwide Micro Cap Equity Fund, Nationwide U.S. Small Cap Value Fund, Nationwide Value Fund, and Nationwide Value Opportunities Fund	1.00%	0.50%	0.25%
Nationwide Fund, Nationwide Growth Fund, Nationwide Large Cap Value Fund, and Nationwide Mid Cap Growth Fund	0.50%	0.50%	0.25%
Nationwide Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund	None	None	None
Nationwide Bond Fund and Nationwide Government Bond Fund	0.75%	0.50%	0.25%
Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund	0.35%	0.25%	0.15%

	Amount of Purchase
	$1 million	$25 million
Funds Purchased	to $24,999,999	or more
NorthPointe Small Cap Growth Fund	0.50%	0.25%
CDSC for Class C Shares
          You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 0.85% of sales of Class C shares of the Nationwide Bond Fund and Nationwide

77

Government Bond Fund and at the rate of 1.00% of sales of Class C shares of the remaining Funds having Class C shares. Class C shares of the Nationwide Money Market Fund are not subject to a CDSC.
Other Dealer Compensation
          In addition to the dealer commissions and payments under its 12b-1 Plan, from time to time, NFA and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. NFA and/or its affiliates may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by NFA.
          In addition to these payments described above, NFA or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, NFA or its affiliates may pay or allow other incentives or payments to intermediaries.
          The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:
•	the Distributor and other affiliates of NFA,

•	broker-dealers,

•	financial institutions, and

•	other financial intermediaries through which investors may purchase shares of a Fund.
          Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.
Class R2 Shares (formerly, Class R Shares)
          Class R shares of the Funds were renamed Class R2 shares effective as of the date of this SAI. Class R2 shares generally are available only to 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, “retirement plans”) whereby the retirement plan or the retirement plan’s financial service firm has an agreement with NFD to utilize Class R2 shares in certain investment products or programs. Class R2 shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R2 shares also are generally available only to retirement plans where Class R2 shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial services firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other retirement plan service provider. Class R2 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, one person Keogh plans, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.
          A retirement plan’s intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of a Fund, one of these other classes may be more appropriate than Class R2 shares. Specifically if a retirement plan eligible to purchase Class R2 shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class, Institutional Class or Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R2 share investors and/or the retirement plan’s intermediaries have elected to forgo the level of compensation that Class R2 shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan’s intermediaries may receive different compensation depending upon which class is chosen.

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Redemptions
          A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.
          Certain Funds may also assess redemption fees on shares held less than 90 days, 30 days or 7 days, as set forth in each Fund’s current prospectus. Those fees are 2.00% of the total redemption amount and are paid directly to the appropriate Fund to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. Certain intermediaries cannot assess and collect redemption fees from their accounts. To the extent redemption fees cannot be collected on particular transactions and excessive short-term trading occurs, the remaining shareholders bear the expense of such trading.
In Kind Redemptions
          The Funds generally plan to redeem their shares for cash with the following exceptions. The Nationwide Short Duration Bond Fund has elected to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. Additionally, it intends to redeem shares in cash for any requests of up to $1,000,000. See “Redemption of Shares of the Nationwide Short Duration Bond Fund – Redemption in-Kind” below for more information.
          As described in their respective Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, taking into account the best interests of all fund shareholders, to honor any redemption request by transferring some of the securities held by the Fund directly to a redeeming shareholder (an “in kind redemption”).
          The Trust’s Board of Trustees has adopted procedures for redemptions in-kind to affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities. Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder’s redemption request – thus limiting the potential adverse effect on the distributing Fund’s net asset value.
Redemption of Shares of the Nationwide Short Duration Bond Fund
          Other Redemption Requirements. Redemption requests for Service Class and Institutional Class shares from Plans with more than $1,000,000 in the Fund and which represent a withdrawal of 5% or more of a Plan’s assets on any business day must include or be preceded by the following information: (i) the Plan name; (ii) a listing of the Plan trustee(s); (iii) copies of Plan documents or summaries which describe the investment options available to and restrictions imposed upon Plan participants; (iv) a listing of the allocation of Plan assets across available investment options; (v) for the three year period immediately preceding the withdrawal, a monthly summary of cash flow activity for the investment option in which the Shares are included, detailing contribution and benefit payment amount and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a “Qualified Professional Asset Manager” within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). The Fund may waive these requirements under some circumstances. For purposes of this paragraph, “Plans” include employee benefit plans qualified under Section 401(a) of the Internal Revenue Code, “governmental plans” as defined in Section 414(d) of the Code, eligible

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deferred compensation plans as defined in Section 457 of the Code, and employee benefit plans qualifying under Section 403(b) of the Code.
          Redemption Fees. Generally, redemption requests on shares as described in the Fund’s prospectus will be subject to a 2% redemption fee for redemptions made within 7 days of purchase. The redemption fee will be retained by the Fund to help minimize the impact the redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the redemption fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates.
          Redemptions of Service Class or Institutional Class shares by participants in a Plan and Contract owners for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan permitted withdrawals and investment transfers to non-Competing Funds (each, a “Benefit Responsive Payment Event”) are not subject to a redemption fee. Other exemptions to the imposition of redemption fees may apply, as more fully described in the Fund’s prospectus.
          Redemption in-Kind. In certain circumstances, the Fund reserves the right to honor a redemption request by making payment in whole or in part in securities selected at the discretion of MCM, in consultation with NFA. The Fund will always redeem shares in cash for redemption requests up to the lesser of $250,000 or 1% of the net asset value of the Fund pursuant to an election made by the Fund and filed with the SEC. In addition, the Fund does not intend to do an in-kind redemption for any redemption requests of less than $1,000,000. The Fund does not anticipate exercising its right to redeem in-kind except in extraordinary circumstances as determined by the Fund and never if a request for redemption is received in connection with a Benefit Responsive Payment Event or for redemption of Class A Shares.
          To the extent a payment in kind is made with securities, a redeeming shareholder may incur transaction expenses in holding and disposing of the securities. Therefore, in receiving securities, a redeeming shareholder may incur costs that may exceed its share of the operating expenses incurred by the Fund.
Medallion Signature Guarantee
          A Medallion signature guarantee is required if: (1) an account address has changed within the last 15 calendar days; (2) the redemption check is made payable to anyone other than the registered shareholder; (3) the proceeds are sent to a bank account not previously designated or changed within the past 10 business days; (4) proceeds are mailed to an address other than the address of record; or (5) the redemption proceeds are being wired to bank for which instructions are currently not on the shareholder’s account. The Distributor reserves the right to require a Medallion signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Distributor reserves the right to require that a signature be guaranteed by an authorized agent of an “eligible guarantor institution,” which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A Medallion signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy. The Distributor, at its discretion, may waive the requirement for a signature guarantee.
Accounts with Low Balances
          If the value of an account falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, a shareholder is generally subject to a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. The Fund will sell shares from an account quarterly to cover the fee.
          The Trust reserves the right to sell the rest of a shareholder’s shares and close its account if that shareholder makes a sale that reduces the value of its account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, the Trust will give a shareholder notice and allow that shareholder 60 days to purchase additional shares to avoid this action. The Trust does this because of the high cost of maintaining small accounts.

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          If the monthly average balance of an account holding Prime shares of the Nationwide Money Market Fund falls below $250, there is a $2/month fee.
VALUATION OF SHARES
          All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Subject to the sole discretion of NFA, each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.
          The net asset value per share (“NAV”) of each Fund is determined once daily, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4 P.M. Eastern Time) on each business day the Exchange is open for regular trading and on such other days as the Board determines (together, the “Valuation Time”) . However, to the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Funds’ investments may change on days when shares cannot be purchased or redeemed.
          The Trust will not compute NAV for the Funds on customary national business holidays, including the following: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and other days when the Exchange is closed.
          Each Fund reserves the right to not determine NAV when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund’s portfolio do not affect the Fund’s NAV.
          The offering price for orders placed before the close of the Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of the Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Funds from the value of its assets (chiefly composed of investment securities). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class’ shares outstanding. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
          Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the Exchange (usually 4 P.M. Eastern Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades.
          Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be “short-term” and may be valued at amortized cost. which approximates market value.
          Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of NFA or designee, are valued at fair value under procedures approved by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Funds’ NAVs.
           The Funds holding foreign equity securities (the “Foreign Equity Funds”) value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities

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exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the NAV of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
          The value of portfolio securities in the Nationwide Money Market Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
          The Board of Trustees has adopted procedures whereby the extent of deviation, if any, of the current NAV calculated using available market quotations from the Nationwide Money Market Fund’s amortized cost price per share will be determined at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions. In the event such deviation from the Nationwide Money Market Fund’s amortized cost price per share exceeds 1/2 of 1 percent, the Board of Trustees will consider appropriate action to eliminate or reduce to the extent reasonably practical such dilution or other unfair results which might include: reducing or withholding dividends; redeeming shares in-kind; selling portfolio instruments prior to maturity to realize capital gains or losses to shorten the Fund’s average portfolio maturity; or utilizing a NAV as determined by using available market quotations.
          The Board of Trustees, in supervising the Nationwide Money Market Fund’s operations and delegating special responsibilities involving portfolio management to NFA, has undertaken as a particular responsibility within its overall duty of care owed to the Fund’s shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund’s investment objectives, that the Nationwide Money Market Fund’s NAV will not deviate from $1.
          Pursuant to its objective of maintaining a stable NAV, the Nationwide Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.
SYSTEMATIC INVESTMENT STRATEGIES
          Directed Dividends - This strategy provides the security of principal that the Nationwide Money Market Fund offers plus the opportunity for greater long-term capital appreciation or income through reinvestment of dividends in one or more of the equity or fixed-income Funds, respectively.
          An initial investment of $5,000 or more is made in the Prime Shares of the Nationwide Money Market Fund, and monthly dividends are then automatically invested into one or more of the equity Funds chosen by you at such equity Fund’s current offering price. Nationwide Money Market Fund dividends reinvested into one of the equity Funds are subject to applicable sales charges.
          Automatic Asset Accumulation - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares

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at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.
          Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through Directed Dividends, as described above.
          Automatic Asset Transfer - This systematic investment plan allows you to transfer $25 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Nationwide Money Market Fund to another Fund, sales charges may apply if not already paid.
          Automatic Withdrawal Plan (“AWP”) ($50 or More) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, semi-annually or annually, to you (or anyone you designate) from your account. Complete the appropriate section of the New Account Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce and eventually deplete your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while simultaneously redeeming shares under the program. The $50 minimum is waived for required minimum distributions from individual retirement accounts.
          For Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through AWP will also count toward the 12% limit. In the case of AWP, the 12% limit is calculated at the time of an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential.
INVESTOR PRIVILEGES
          The Funds offer the following privileges to shareholders. Additional information may be obtained by calling NFD toll free at 800-848-0920.
          No Sales Charge on Reinvestments - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares.
          Exchange Privilege - The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. The exchange privilege may be limited due to excessive trading or market timing of Fund shares.
Exchanges among Nationwide Funds

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          Exchanges may be made among any of the Nationwide Funds within the same class of shares, so long as both accounts have the same registration, and your first purchase in the new Fund meets the new Fund’s minimum investment requirement.
          Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Class R2, Service Class, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Nationwide Fund and then redeem those Class A shares within 18 months of the original purchase (24 months for Nationwide Enhanced Income and Nationwide Short Duration Bond Funds), the applicable CDSC will be the CDSC for the original Fund. If you exchange Prime Shares of the Nationwide Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Nationwide Money Market Fund. Exchanges into the Prime Shares of the Nationwide Money Market Fund are only permitted from Class A, Class B, Class C, Class D, Class R2 and Institutional Service Class shares of other Nationwide Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Nationwide Money Market Fund, the time you hold the shares in the Nationwide Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Nationwide Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Nationwide Money Market Fund. If you exchange your Prime Shares of the Nationwide Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the initial exchange into the Nationwide Money Market Fund will be counted for purposes of calculating the CDSC. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.
Free Checking Writing Privilege (Prime Shares of the Nationwide Money Market Fund Only) - You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks, the first five free and $2.00 per copy thereafter, by contacting one of our service representatives at 800-848-0920.
Exchanges May Be Made Four Convenient Ways:
By Telephone
Automated Voice Response System - You can automatically process exchanges for the Funds by calling 800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the Valuation Time to receive that day’s closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

Customer Service Line - By calling 800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day’s closing share price.

The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

The Funds will employ the same procedure described under “Buying, Selling and Exchanging Fund Shares” in the Prospectus to confirm that the instructions are genuine.

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The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

By Mail or Fax - Write or fax to Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax to (614) 428-3278. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered “John Doe and Mary Doe”, “Joint Tenants With Right of Survivorship,’ then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after the Valuation Time will be processed as of the next business day. The Funds reserve the right to require the original document if you use the fax method.

By On Line Access - Log on to our website www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of Funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.
INVESTOR SERVICES
Automated Voice Response System - Our toll free number 800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

Toll Free Information and Assistance - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 9 p.m. Eastern Time (Monday through Friday). Call toll free: 800-848-0920 or contact us at our fax number (614) 428-3278.

Retirement Plans- Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell Education Savings Accounts, IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

Shareholder Confirmations - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions, or IRAs. Instead, these will appear on your next consolidated statement. No confirmations are sent for transactions in the Nationwide Money Market Fund. You will receive a monthly activity statement if there are any non-dividend transactions for the Nationwide Money Market Fund.

Consolidated Statements - Shareholders of the Funds receive quarterly statements as of the end of March, June, September and December. Shareholders of the Nationwide Money Market Fund will also receive monthly activity reports confirming any transactions. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

Average Cost Statement - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after

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January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 800-848-0920.

Shareholder Reports - All shareholders will receive reports semi-annually detailing the financial operations of the Funds.

Prospectuses - Updated prospectuses will be mailed to you at least annually.

Undeliverable Mail - If mail from the Funds to a shareholder is returned as undeliverable on two or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. With respect to any redemption checks or dividend/capital gain distribution checks that are returned as undeliverable or not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and any future distributions in shares of the particular Fund at the then-current NAV of such Fund until the Funds receive further instructions from the shareholder.
ADDITIONAL INFORMATION
Description of Shares
          The Amended Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.
           The Trust is authorized to offer the following series of shares of beneficial interest, without par value and with the various classes listed:

SERIES	SHARE CLASSES
Nationwide Bond Fund	Class A, Class B, Class C, Class D, Class R2, Institutional Class

Nationwide Bond Index Fund	Class A, Class B, Class C, Class R2, Institutional Class

Nationwide Enhanced Income Fund	Class A, Class R2, Institutional Class, Institutional Service Class

Nationwide Fund	Class A, Class B, Class C, Class D, Class R2, Institutional Service Class, Institutional Class

Nationwide Government Bond Fund	Class A, Class B, Class C, Class D, Class R2, Institutional Class

Nationwide Growth Fund	Class A, Class B, Class C, Class D, Class R2, Institutional Service Class, Institutional Class

Nationwide International Index Fund	Class A, Class B, Class C, Class R2, Institutional Class

Nationwide International Value Fund	Class A, Class C, Institutional Service Class, Institutional Class

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SERIES	SHARE CLASSES
Nationwide Investor Destinations Aggressive Fund*	Class A, Class B, Class C, Class R2, Service Class, Institutional Class

Nationwide Investor Destinations Moderately* Aggressive Fund	Class A, Class B, Class C, Class R2, Service Class, Institutional Class

Nationwide Investor Destinations Moderate Fund*	Class A, Class B, Class C, Class R2, Service Class, Institutional Class

Nationwide Investor Destinations Moderately Conservative Fund*	Class A, Class B, Class C, Class R2, Service Class, Institutional Class

Nationwide Investor Destinations Conservative Fund*	Class A, Class B, Class C, Class R2, Service Class, Institutional Class

Nationwide Large Cap Value Fund	Class A, Class B, Class C, Class R2, Institutional Service Class

Nationwide Micro Cap Equity Fund	Class A, Class B, Class C, Class R2, Institutional Service Class, Institutional Class

Nationwide Mid Cap Growth Fund	Class A, Class B, Class C, Class R2, Institutional Service Class, Institutional Class

Nationwide Mid Cap Market Index Fund	Class A, Class B, Class C, Class R2, Institutional Class

Nationwide Money Market Fund	Service Class, Prime Shares, Institutional Class

Nationwide S&P 500 Index Fund	Class A, Class B, Class C, Class R2, Service Class, Institutional Service Class, Institutional Class

Nationwide Short Duration Bond Fund	Class A, Class C, Service Class, Institutional Class

Nationwide Small Cap Index Fund	Class A, Class B, Class C, Class R2, Institutional Class

Nationwide U.S. Small Cap Value Fund	Class A, Class C, Institutional Service Class, Institutional Class

Nationwide Value Fund	Class A, Class C, Class R2, Institutional Class

Nationwide Value Opportunities Fund	Class A, Class B, Class C, Class R2, Institutional Service Class, Institutional Class

NorthPointe Small Cap Value Fund	Institutional Class

NorthPointe Small Cap Growth Fund	Class A, Class B, Class C, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2010 Fund*	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2015 Fund*	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2020 Fund*	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

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SERIES	SHARE CLASSES
Nationwide Destination 2025 Fund*	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2030 Fund*	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2035 Fund*	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2040 Fund*	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2045 Fund*	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2050 Fund*	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Retirement Income Fund*	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

*	Information on these Funds is contained in a separate Statement(s) of Additional Information.
     You have an interest only in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.
Voting Rights
          Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Shares, when issued, are fully paid and nonassessable. Generally, amendment may not be made to the Amended and Restated Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended and Restated Declaration of Trust without the vote or consent of shareholders to:
(1)	designate series of the Trust; or

(2)	change the name of the Trust; or

(3)	apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended and Restated Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.
          An annual or special meeting of shareholders to conduct necessary business is not required by the Amended and Restated Declaration of Trust, the 1940 Act or other authority, except, under certain circumstances, to amend the Amended and Restated Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, modification or change of the Investment Advisory Agreement, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the

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1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required. Holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.
ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS
          The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for the Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Enhanced Income Fund, Nationwide Government Bond Fund, Nationwide Money Market Fund and Nationwide Short Duration Bond Fund.
Buying a dividend
          If you are a taxable investor and invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.
Multi-class funds
          Funds with multiple classes of shares calculate dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.
Distributions of net investment income
          Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses, incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Distributions from qualified dividend income will be taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”
Distributions of capital gain
          A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.
Returns of capital
     If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

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Investments in foreign securities
          The next three paragraphs describe tax considerations that are applicable to Funds that invest in foreign securities.
     Effect of foreign withholding taxes. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to you.
          Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.
          Pass-through of foreign tax credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.
          The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes by paid by a Fund) will be reduced if you receive from a Fund qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.
          PFIC securities. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security would cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will not qualify for the reduced rate of taxation on qualified dividends for individuals when distributed to you by a Fund. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which could be mitigated by making a mark-to-market election in the year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
Information on the amount and tax character of distributions
          Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, as qualified dividends or as capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month but paid in January are taxable to you as if they were paid in December.

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Election to be taxed as a regulated investment company
          Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits.
     In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:
     (i) a Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;
     (ii) a Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and
     (iii) a Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.
Excise tax distribution requirements
     To avoid a 4% federal excise tax, the Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.
Sales of Fund shares
          Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, whether you receive cash or exchange them for shares of a different Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares. Any redemption/exchange fees you incur on shares redeemed or exchanged within 90 days after the date they were purchased will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale or exchange.
          Sales at a loss within six months of purchase. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.
          Deferral of basis- Class A shares only. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:
     IF:

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• In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
• You sell some or all of your original shares within 90 days of their purchase, and
• You reinvest the sales proceeds in the Fund or in another Fund, and the sales charge that would otherwise apply is reduced or eliminated;
     THEN:
In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.
          Conversion of Class B shares into Class A shares. The automatic conversion of Class B Shares into Class A Shares at the end of approximately seven years after purchase will be tax-free for federal income tax purposes. Shareholders should consult their tax advisers regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.
          Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.
U.S. government securities
     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (Ginnie Mae) or Federal National Mortgage Association (Fannie Mae) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Qualified dividend income for individuals
     For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations. Dividends from PFICs are not eligible to be treated as qualified dividend income.
     Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.
     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.
     After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

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Dividends-received deduction for corporations
     For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. The portion of dividends paid by a Fund that qualifies for the corporate dividends-received deduction will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.
     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Internal Revenue Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.
Investment in complex securities
     Each Fund may invest in complex securities (e.g., futures, options, forward currency contracts, short-sales, PFICs, etc.) that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by a Fund. For example:
     Derivatives. A Fund may be permitted to invest in options, futures contracts, options on futures contracts, stock index options and forward currency contracts to hedge a Fund’s portfolio or for any other permissible purposes consistent with that Fund’s investment objective. If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.
     Tax straddles. A Fund’s investment in options, futures, forwards, or foreign currency contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.
     Short sales and securities lending transactions. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position. Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.
     Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.
          Securities purchased at discount. A Fund is permitted to invest in securities issued or purchased at a discount such as zero coupon, deferred interest or payment-in-kind (PIK) bonds that could require it to accrue and

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distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.
     Credit default swap agreements. A Fund may be permitted to enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Internal Revenue Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in credit default swap agreements.
          Investment in taxable mortgage pools (excess inclusion income). Real estate investment trusts (“REITs”) in which a Fund invests (if any) may hold residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) and/or may enter into transactions that result in a portion of the REIT’s assets qualifying as a “taxable mortgage pool” for U.S. federal income tax purposes. Also, a Fund may make direct investments in REMIC residual interests. The portion of a Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Internal Revenue Code as “excess inclusion income”) generally is required to be allocated by the Fund to the Fund’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.
          Under these rules, a Fund will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income (“UBTI”). To the extent that Fund shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Fund’s excess inclusion income allocable to Fund shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Funds expect that disqualified organizations own their shares. Because this tax is imposed at the Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Funds are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.
          In addition, with respect to Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, a Fund must report excess inclusion income to shareholders in two cases:
•	If the excess inclusion income received by a Fund from all sources exceeds 1% of the Fund’s gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

•	If a Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund’s taxable year exceeded 3% of the REIT’s total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.
          Under these rules, the taxable income of any Fund shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as UBTI under the Internal Revenue Code. Charitable remainder trusts do not incur UBTI by receiving excess inclusion income from the Fund. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Fund’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are

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disqualified organizations. Accordingly, investors should be aware that a portion of the Fund’s income may be considered excess inclusion income.
          Compliance with these requirements will require a Fund to obtain significant cooperation from the REITs in which it invests.
     Investments in securities of uncertain tax character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.
Backup withholding
          By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% of any distributions or proceeds paid.
Non-U.S. investors
          Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.
          In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
     Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends designated by a Fund and paid from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.
     Interest-related dividends. Interest-related dividends designated by a Fund and paid from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding. While each Fund makes every effort to disclose any amounts of interest-related dividends distributed to its non-U.S. shareholders, intermediaries who have assumed tax reporting responsibilities on these distributions may not have fully developed systems that will allow these tax withholding benefits to be passed through to them.
     Sunset date for short-term capital gain dividends and interest-related dividends. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for

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dividends paid with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.
     Other. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.
          U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.
     Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest (USRPI) by a REIT in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.
     The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC), such as a Fund, from a REIT as follows:
•	The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a REIT if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations; and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

•	If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•	In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
     Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.
          U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the

96

beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.
ADDITIONAL TAX INFORMATION WITH RESPECT TO THE NATIONWIDE MONEY MARKET FUND
          The tax information described in “Additional General Tax Information for All Funds” above applies to the Nationwide Money Market Fund, except as noted in this section.
Distributions of net investment income
          The Money Market Fund typically declares dividends from its daily net income each day that its NAV is calculated, and pays such dividends monthly. The Money Market Fund’s daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Money Market Fund. Any distributions by the Money Market Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.
Distributions of capital gain
          The Money Market Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. If you are a taxable investor, distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Money Market Fund is a money market fund, it is not expected to realize any long-term capital gain.
Maintaining a $1 share price
          Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Money Market Fund to adjust distributions, including withholding dividends, to maintain its $1 share price. These procedures may result in under- or over-distributions by the Money Market Fund of its net investment income.
Redemption of Fund shares
          Redemptions (including redemptions in kind) and exchanges of Money Market Fund shares are taxable transactions for federal and state income tax purposes. Because the Money Market Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Money Market Fund shares for shares of a different Nationwide Fund is the same as a sale.
Qualified dividend income for individuals
          Because the Money Market Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.
Dividends-received deduction for corporations
          Because the Money Market Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

97

ADDITIONAL TAX INFORMATION WITH RESPECT TO THE NATIONWIDE BOND FUND, NATIONWIDE BOND INDEX FUND, NATIONWIDE ENHANCED INCOME FUND, NATIONWIDE GOVERNMENT BOND FUND, AND NATIONWIDE SHORT DURATION BOND FUND
          The tax information described in “Additional General Tax Information for All Funds” above applies to the Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Enhanced Income Fund, Nationwide Government Bond Fund, and Nationwide Short Duration Bond Fund, except as noted in this section.
Qualified dividend income for individuals
          Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.
Dividends-received deduction for corporations
          Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.
MAJOR SHAREHOLDERS
          To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly own, control and hold power to vote 25% or more of the outstanding shares of the Funds, it is deemed to have “control” over matters which are subject a vote of the Fund’s shares.
          Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 is wholly-owned by NFS. NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise, which includes NFG.
          All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
     [As of February ___, 2009, the Trustees and Officers of the Trust, as a group, owned beneficially less than 1% of the shares of the Trust or of any class of a Fund.]
          As of February ___, 2009, the record shareholders identified in Appendix D to this SAI held five percent or greater of the shares of a class of a Fund.
FINANCIAL STATEMENTS
          The Report of Independent Registered Public Accounting Firm and Financial Statements of the Trust for the fiscal year ended October 31, 2008 included in the Trust’s Annual Report and the Financial Statements of the Trust for the period ended April 30, 2008 included in the Trust’s unaudited Semi-Annual Report are incorporated herein by reference. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 800-848-0920.

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APPENDIX A
DEBT RATINGS
STANDARD & POOR’S DEBT RATINGS
A Standard & Poor’s corporate or municipal debt rating is an opinion of the general creditworthiness of an obligor, or the creditworthiness of an obligor with respect to a particular debt security or other financial obligation, based on relevant risk factors.
The debt rating does not constitute a recommendation to purchase, sell, or hold a particular security. In addition, a rating does not comment on the suitability of an investment for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
1.	Likelihood of default — capacity and willingness of the obligor as to its financial commitments in a timely manner in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting.
INVESTMENT GRADE

AAA -	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to meet financial commitments is extremely strong.

AA -	Debt rated ‘AA’ has a very strong capacity to meet financial commitments and differs from the highest rated issues only in small degree.

A -	Debt rated ‘A’ has a strong capacity to meet financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-	Debt rated ‘BBB’ is regarded as having an adequate capacity meet financial commitments. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitments for debt in this category than in higher rated categories.
SPECULATIVE GRADE
Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -	Debt rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet financial commitments.

A-1

B -	Debt rated ‘B’ has a greater vulnerability to nonpayment than obligations rated BB but currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to meet financial commitments.

CCC -	Debt rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet financial commitments. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to meet its financial commitments.

CC -	Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.

C -	Debt rated ‘C’ may signify that a bankruptcy petition has been filed, but debt service payments are continued.

D -	Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
MOODY’S LONG-TERM DEBT RATINGS

Aaa -	Bonds which are rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -	Bonds which are rated Aa are judged to be of high quality by all standards and are subject to very low credit risk.

A -	Bonds which are rated A are to be considered as upper-medium grade obligations and subject to low credit risk.

Baa -	Bonds which are rated Baa are considered as medium-grade obligations, subject to moderate credit risk and in fact may have speculative characteristics.

Ba -	Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -	Bonds which are rated B are considered speculative and are subject to high credit risk.

Caa -	Bonds which are rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -	Bonds which are rated Ca represent obligations which are highly speculative. Such issues are likely in default, or very near, with some prospect of recovery of principal and interest.

C -	Bonds which are rated C are the lowest rated class of bonds, and are typically in default. There is little prospect for recovery of principal or interest.
STATE AND MUNICIPAL NOTES
Excerpts from Moody’s Investors Service, Inc., description of state and municipal note ratings:
MIG-1- Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

A-2

MIG-2- Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.
MIG-3- Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash-flow protection. Market access for refinancing is likely to be less well established.
SG- Notes bearing this designation are of speculative-grade credit quality and may lack sufficient margins of protection.
FITCH, INC. BOND RATINGS
Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.
The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.
Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.
Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.
Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.
Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA	Bonds considered investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA	Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A	Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB	Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB	Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

A-3

B	Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C	Bonds are considered a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ rating signal imminent default.

DDD, DD and D	Bonds are in default. Such bonds are not meeting current obligations and are extremely speculative. ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.
SHORT-TERM RATINGS
STANDARD & POOR’S COMMERCIAL PAPER RATINGS
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1 This highest category indicates that capacity to meet financial commitments is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity to meet financial commitments is satisfactory, although more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.
A-3 Issues carrying this designation have adequate protections. They are, however, more vulnerable to adverse economic conditions or changing circumstances which could weaken capacity to meet financial commitments.
B Issues rated ‘B’ are regarded as having significant speculative characteristics.
C This rating is assigned to short-term debt obligations that are vulnerable to nonpayment and dependent on favorable business, financial, and economic conditions in order to meet financial commitments.
D Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
STANDARD & POOR’S NOTE RATINGS
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.
     The following criteria will be used in making the assessment:
1.	Amortization schedule — the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2.	Source of payment — the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

A-4

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.
MOODY’S SHORT-TERM RATINGS
Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. Moody’s employs the following three designations to indicate the relative repayment capacity of rated issuers:
P-1 Issuers (or supporting institutions) rated Prime-1 have a superior capacity to repay short-term debt obligations.
P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
MOODY’S NOTE RATINGS
MIG 1/VMIG 1 Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2 Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.
MIG 3/VMIG 3 Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash-flow protection. Market access for refinancing is likely to be less well established.
SG Notes bearing this designation are of speculative-grade credit quality and may lack sufficient margins of protection.
FITCH’S SHORT-TERM RATINGS
Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.
The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.
F-1+	Best quality, indicating exceptionally strong capacity to meet financial commitments.

F-1	Best quality, indicating strong capacity to meet financial commitments.

F-2	Good quality with satisfactory capacity to meet financial commitments.

A-5

F-3	Fair quality with adequate capacity to meet financial commitments but near term adverse conditions could impact the commitments.

B	Speculative quality and minimal capacity to meet commitments and vulnerability to short-term adverse changes in financial and economic conditions.

C	Possibility of default is high and the financial commitments are dependent upon sustained, favorable business and economic conditions.

D	In default and has failed to meet its financial commitments.

A-6

APPENDIX B — PROXY VOTING GUIDELINES SUMMARIES
NATIONWIDE FUND ADVISORS
SUMMARY OF PROXY VOTING GUIDELINES
GENERAL
The Board of Trustees of Nationwide Mutual Funds and Nationwide Variable Insurance Trust (the “Funds”) has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund’s investment adviser or sub-adviser, as the case may be, after the Board reviewed and considered the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.
Nationwide Fund Advisors (“NFA” or the “Adviser”), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). NFA currently provides investment advisory services to registered investment companies (hereinafter referred to collectively as “Clients”).
Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that NFA performs for Clients. NFA’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, NFA has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that, where NFA has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.
The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. The proxy voting records of the Funds are available to shareholders on the Trust’s website, www.nationwidefunds.com, and the SEC’s website.
HOW PROXIES ARE VOTED
NFA has delegated to Institutional Shareholder Services (“ISS”), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by NFA, subject to oversight by NFA’s “Proxy Voting Committee.” ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. The NFA Proxy Voting Committee has reviewed, and will continue to review annually, the relationship with ISS and the quality and effectiveness of the various services provided by ISS.
Specifically, ISS assists NFA in the proxy voting and corporate governance oversight process by developing and updating the “ISS Proxy Voting Guidelines,” which are incorporated into the Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. NFA’s decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by NFA, generally will result in proxy voting decisions which serve the best economic interests of Clients. NFA has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of NFA on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify NFA; and (ii) NFA will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.
CONFLICTS OF INTEREST
NFA does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, NFA generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of Clients do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of NFA (or between a Client and those of any of NFA’s affiliates, including Nationwide Fund Distributors LLC and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported by the NFA Proxy Voting Committee to the chief counsel for NFA. The chief counsel for NFA then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If NFA then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.
CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED
NFA, through ISS, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which NFA will not process a proxy because it is impractical or too expensive to do so. For example, NFA will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when NFA has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, NFA generally will not seek to recall the securities on loan for the purpose of voting the securities — except, in regard to a sub-advised Fund, for those proxy votes that a sub-adviser (retained to manage the sub-advised Fund and overseen by NFA) has determined could materially affect the security on loan. The Firm will seek to have the appropriate Sub-adviser(s) vote those proxies relating to securities on loan that are held by a Sub-advised Nationwide Fund that the Sub-adviser(s) has determined could materially affect the security on loan.
DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS
For any Fund, or portion of a Fund that is directly managed by a sub-adviser, the Trustees of the Fund and NFA have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and NFA for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to NFA that all proxies of the Fund(s) advised by the sub-adviser were voted in accordance with the sub-adviser’s proxy voting policies as provided to NFA and (2) to confirm that there have been no material changes to the sub-adviser’s proxy voting policies.
2008 ISS PROXY VOTING GUIDELINES SUMMARY
The following is a concise summary of the proxy voting policy guidelines for 2008.
1. Auditors
Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
•	Tenure of the audit firm

•	Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

•	Length of the rotation period advocated in the proposal

•	Significant audit-related issues

•	Number of audit committee meetings held each year

•	Number of financial experts serving on the committee
2. Board of Directors
Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE. But WITHHOLD votes from:
•	Insiders and affiliated outsiders on boards that are not at least majority independent

•	Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies

•	Directors who adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

•	Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)

•	Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election
Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.
Independent Chairman (Separate Chairman/CEO)
Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless there are compelling reasons to recommend against the proposal such as the company has a strong countervailing governance structure, including a lead director, public disclosure of comparison of duties of lead director and chairman; public disclosure of explanation why company chooses not to give the position of chairman to the independent lead director and instead combine the chairman and CEO positions, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers nor have any problematic governance issue
Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.
Open Access (shareholder resolution)
Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.
3. Shareholder Rights
Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.
Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.

Vote FOR proposals to restore or permit cumulative voting unless the company meets specific criteria.
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

Vote FOR management proposals to adopt confidential voting.
4. Proxy Contests
Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), background to the proxy contest, stock ownership positions, likelihood that the proposed goals and objectives can be achieved and an evaluation of what each side is offering shareholders.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.
5. Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification or redeem it unless the company has a shareholder approved poison pill in place or the company has adopted a policy concerning the adoption of a pill in the future. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.
6. Mergers and Corporate Restructurings
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the valuation, market reaction, conflicts of interest, governance, strategic rationale, and the negotiations and process.
7. Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefit, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
8. Capital Structure
Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.

9. Executive and Director Compensation
ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.
Vote AGAINST a plan if the cost in unreasonable (exceeds the allowable cap).
Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:
•	The plan expressly permits repricing of underwater options without shareholder approval; or

•	There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or

•	The company’s most recent three-year burn rate is excessive and is an outlier within its peer group.

•	The plan is a vehicle for poor pay practices.
A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate plus one standard deviation over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance. To demonstrate improved performance, committee members should review all components of a CEO’s compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.
Director Compensation
Before recommending a vote FOR a director equity plan, ISS will review the company’s proxy statement for the following qualitative features:
•	Stock ownership guidelines (a minimum of three times the annual cash retainer)

•	Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)

•	Balanced mix between cash and equity

•	Non-employee directors should not receive retirement benefits/perquisites

•	Detailed disclosure of cash and equity compensation for each director
Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

•	Treatment of surrendered options
Qualified Employee Stock Purchase Plans
Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR qualified employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.
Nonqualified Employee Stock Purchase Plans
Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR nonqualified plans with all the following features:
•	Broad-based participation

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary)

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value

•	No discount on the stock price on the date of purchase since there is a company matching contribution
Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.
Shareholder Proposals on Compensation
Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
•	Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

•	Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).
10. Social and Environmental Issues
These issues cover a wide range of topics, including animal rights, consumer issues, climate change and environment, general corporate issues, international issues, labor issues, human rights, diversity, and sustainability.
In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.
Vote:
•	FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

•	AGAINST resolutions asking that restaurants and food retail companies adopt voluntary labeling of genetically engineered (GE) ingredients or asking them to label until a phase out of such GE ingredients has been completed.

•	CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.

ABERDEEN ASSET MANAGEMENT INC.
PROXY VOTING POLICIES AND PROCEDURES
HOW PROXIES ARE VOTED
Aberdeen has delegated to Institutional Shareholder Services (“ISS”), an independent service provider, the administration of proxy voting for Fund portfolio securities directly managed by Aberdeen. ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. A committee of Aberdeen personnel has reviewed, and will continue to review annually, the relationship with ISS and the quality and effectiveness of the various services provided by ISS.
Specifically, ISS assists Aberdeen in the proxy voting and corporate governance oversight process by developing and updating the “ISS Proxy Voting Guidelines,” which are incorporated into the Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. Aberdeen’s decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by Aberdeen, generally will result in proxy voting decisions which serve the best economic interests of Clients. Aberdeen has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of Aberdeen on the various types of proxy proposals.
When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify Aberdeen; and (ii) Aberdeen will use its best judgment in voting proxies on behalf of the Clients.
A summary of the ISS Proxy Voting Guidelines is set forth below.
CONFLICTS OF INTEREST
Aberdeen does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Fund proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, Aberdeen generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of the Fund do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.
The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Fund and those of Aberdeen (or between a Fund and those of any of Aberdeen’s affiliates), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the chief counsel for Aberdeen. The chief counsel for Aberdeen then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If Aberdeen then casts a proxy vote that deviates from an ISS recommendation, the affected Fund (or other appropriate Fund authority) will be given a report of this deviation.
CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED
Aberdeen, through ISS, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which Aberdeen will not process a proxy because it is impractical or too expensive to do so. For example, Aberdeen will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when Aberdeen has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, Aberdeen generally will not seek to recall the securities on loan for the purpose of voting the securities unless Aberdeen determines that the issue presented for a vote warrants recalling the security.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS
For any Fund, or portion of a Fund that is directly managed by a sub-adviser, the Trustees of the Fund and Aberdeen have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and Aberdeen for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to Aberdeen that all proxies of the Fund(s) advised by the sub-adviser were voted in accordance with the sub-adviser’s proxy voting policies as provided to Aberdeen and (2) to confirm that there have been no material changes to the sub-adviser’s proxy voting policies.
2007 ISS Proxy Voting Guidelines Summary
The following is a concise summary of the ISS proxy voting policy guidelines for 2007.
1. Auditors
Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
•	Tenure of the audit firm

•	Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

•	Length of the rotation period advocated in the proposal

•	Significant audit-related issues

•	Number of audit committee meetings held each year

•	Number of financial experts serving on the committee
2. Board of Directors
Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE. But WITHHOLD votes from:
•	Insiders and affiliated outsiders on boards that are not at least majority independent

•	Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies

•	Directors who adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

•	Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)

•	Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election
Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.
Independent Chairman (Separate Chairman/CEO)
Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.
Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.

Open Access (shareholder resolution)
Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.
3. Shareholder Rights
Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.
Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.
Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.
4. Proxy Contests
Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.
5. Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.
6. Mergers and Corporate Restructurings
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.
7. Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
8. Capital Structure
Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder
9. Executive and Director Compensation
ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.
Vote AGAINST a plan if the cost exceeds the allowable cap.
Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:
•	The plan expressly permits repricing of underwater options without shareholder approval; or

•	There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or

•	The company’s most recent three-year burn rate is excessive and is an outlier within its peer group.
A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance in an additional public filing such as a DEFA 14A or 8K. To demonstrate improved performance, committee members should review all components of a CEO’s compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.
Director Compensation
Before recommending a vote FOR a director equity plan, ISS will review the company’s proxy statement for the following qualitative features:
•	Stock ownership guidelines (a minimum of three times the annual cash retainer)

•	Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)

•	Balanced mix between cash and equity

•	Non-employee directors should not receive retirement benefits/perquisites

•	Detailed disclosure of cash and equity compensation for each director
Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

•	Treatment of surrendered options
Qualified Employee Stock Purchase Plans
Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR qualified employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value,

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is 10 percent or less.
Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.
Nonqualified Employee Stock Purchase Plans
Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR nonqualified plans with all the following features:
•	Broad-based participation

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary)

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value

•	No discount on the stock price on the date of purchase since there is a company matching contribution
Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.
Shareholder Proposals on Compensation
Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
•	Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

•	Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).
10. Social and Environmental Issues
These issues cover a wide range of topics, including animal rights, consumer issues, climate change and environment, general corporate issues, international issues, labor issues, human rights, diversity, and sustainability.
In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.
Vote:
•	FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

•	AGAINST resolutions asking that restaurants and food retail companies adopt voluntary labeling of genetically engineered (GE) ingredients or asking them to label until a phase out of such GE ingredients has been completed.

•	CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.

ALLIANCEBERNSTEIN L.P.
STATEMENT OF POLICIES AND PROCEDURES FOR VOTING PROXIES
1. Introduction
As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.
This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s growth, value and blend investment groups investing on behalf of clients in both U.S. and non-U.S. securities.
2. Proxy Policies
This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:
2.1. Corporate Governance
AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.
2.2. Elections of Directors
Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors (or vote against in non-U.S. markets) that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.
2.3. Appointment of Auditors
AllianceBernstein believes that the company remains in the best position to choose the auditors and will generally support management’s recommendation. However, we recognize that there may be inherent conflicts when a company’s independent auditor performs substantial non-audit related services for the company. The Sarbanes-Oxley Act of 2002 prohibited certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees as well as if there are other reasons to question the independence of the auditors.

2.4. Changes in Legal and Capital Structure
Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with the company’s management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.
2.5. Corporate Restructurings, Mergers and Acquisitions
AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.
2.6. Proposals Affecting Shareholder Rights
AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.
2.7. Anti-Takeover Measures
AllianceBernstein believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.
2.8. Executive Compensation
AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that have below market value grant or exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We generally will support shareholder proposals seeking additional disclosure of executive and director compensation. This policy includes proposals that seek to specify the measurement of performance based compensation. In addition, we will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.
2.9. Social and Corporate Responsibility
AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.
3. Proxy Voting Procedures
3.1. Proxy Voting Committees
Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.
3.2. Conflicts of Interest
AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes AllianceBernstein sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients’ best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.
Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.
3.3. Proxies of Certain Non-U.S. Issuers
Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares.
In addition, voting proxies of issuers in non-U.S. markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein’s voting instructions. Although it is AllianceBernstein’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-U.S. issuers, we vote proxies on a best efforts basis.
3.4. Loaned Securities
Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.
BLACKROCK ADVISORS, INC.
PROXY VOTING POLICIES AND PROCEDURES
               BlackRock Advisors, Inc. (“BAI”) BAI’s Proxy Voting Policy reflects its duty as a fiduciary under the Advisers Act to vote proxies in the best interests of its clients. BlackRock has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Fund’s proxies, which are summarized below.
               BAI recognized that implicit in the initial decision to retain or invest in the security of a corporation is acceptance of its existing corporate ownership structure, its management and its operations. Accordingly, proxy proposals that would change the existing status of a corporation are supported only when BAI concludes that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, BAI assesses management on an ongoing basis both in terms of its business capability and its dedication to shareholders to seek to ensure that BAI’s continued confidence remains warranted. If BAI determines that management is acting on its own behalf instead of for the well being of the corporation, it will vote to support the shareholder, unless BAI determines other mitigating circumstances are present.
               BAI’s proxy voting policy and its attendant recommendations attempt to generalize a complex subject. Specific fact situations, including different voting practices in jurisdiction outside the Unites Sates, might warrant departure from these guidelines. In proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on BAI’s ability to vote such proxies in the best interest of the Funds. Accordingly, BAI may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company’s proposal.
               Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, BAI may manage assets of a pension plan of a company whose management is soliciting proxies, or a BAI director may have a close relative who serves as a director of an executive of a company that is soliciting proxies. BAI’s policy in all cases is to vote proxies based on its client’s best interests.
               BAI has engaged Institutional Shareholder Services (“ISS”) to assist in the voting of proxies. ISS analyses all proxy solicitations BAI receives for its clients and votes or advises BAI how, based on BAIs guidelines, the relevant votes should be cast.
               Below is a summary of some of the procedures described in the Proxy Voting Policy.
               Routine Matters. BAI will generally support routine proxy proposals, amendments, or resolutions if they do not measurably change the structure, management control, or operation of the issuer and they are consistent with industry standards as well as the corporate laws of the state of incorporation of the issuer.

               Special Issues. BAI will generally vote against social issue proposals, which are generally proposed by shareholder who believe that the corporation’s internally adopted policies are ill-advised or misguided.
               Financial /Corporate Issuers. BAI will generally vote in favor of management proposals that seek to change a corporation’s legal, business or financial structure provided the position of current shareholders is preserved or enhanced.
               Shareholder Rights. Proposals in this category are made regularly by both management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power. BAI will generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of these particular circumstances.
DIAMOND HILL CAPITAL MANAGEMENT
PROXY VOTING GUIDELINES
As a client of Diamond Hill Capital Management, the Fund can retain the right to vote on shareholder proposals concerning stocks that we have bought on the Fund’s behalf. This is a perfectly reasonable request and we will not be offended if the Fund chooses to vote the shares itself. In this situation, we would encourage the Fund to exercise its right by conscientiously voting all the shares it owns.
Our recommendation, however, is that the Fund delegate the responsibility of voting on shareholder matters to us. We will transmit instructions (either by e-mail, phone, or regular mail) on how to vote on corporate matters via a proxy, which grants an agent the authority to vote stock. Many clients recognize that good corporate governance and good investment decisions are complementary. Often, the investment manager is uniquely positioned to judge what is in the client’s best economic interest regarding shareholder proposals. Additionally, we can vote in accordance with the Fund’s wishes on any individual issue or shareholder proposal. For example, the Fund may want us to vote For any proposal recommending a company adopt a particular social policy. Personally, we might believe that implementation of this proposal will diminish shareholder value, but the vote will be made in the manner the Fund directs. After all, the shares belong to the Fund. We believe the Fund is entitled to a statement of our principles and an articulation of our process when we make investment decisions on its behalf. Similarly, we believe the Fund is entitled to an explanation of our voting principles. Both ultimately affect the Fund economically, so there should not be inconsistencies in how we communicate each.
Proxy Voting Principles
1)	We recognize that the right to vote a proxy has economic value.
     All else equal, a share with voting rights is worth more than a share of the same company without voting rights. (Sometimes, investors may observe a company with both a voting class and a non-voting class in which the non-voting class sells at a higher price than the voting, the exact opposite of the expected result described above; typically, this can be attributed to the voting class being relatively illiquid). Thus, when the Fund buys a share of voting stock, part of the purchase price is for the right to vote in matters concerning the company. If the Fund does not exercise that right, the Fund paid more for that stock than it should have. As a result, when given the authority, we will vote all shares that our clients are entitled to vote.
2)	We recognize that we incur additional fiduciary responsibility by assuming this proxy voting right.

In general, acting as a fiduciary when dealing with the assets of others means being held to a higher than ordinary standard in each of the following aspects:

Loyalty- We will act only in the best interest of the client. Furthermore, the duty of loyalty extends to the avoidance of conflicts of interest and self-dealing. In regard to proxy voting, several conflicts of interest could arise. For example, an investment manager could manage money for a plan sponsor and also own that company’s securities in investment portfolios. The potential for conflict of interest is imminent since the investment manager now has a vested interest to acquiesce to company management’s recommendations, which may not be in the best interests of shareholders. Another possible scenario deals with an investment manager who has a strong personal belief in a social cause and feels obligated to vote in this manner, which may not be best for the shareholders. We will disclose to clients situations in which there is the potential for conflict and accept guidance on how to proceed in these matters.

Care- We will carefully analyze the issue at hand and bring all the skills, knowledge, and insights a professional in the field is expected to have in order to cast an informed vote.

Prudence- We will make the preservation of assets and the earning of a reasonable return on those assets primary and secondary objectives as a fiduciary.

Impartiality- We will treat all clients fairly. Unless directed otherwise, we will vote all client accounts holding a particular security the same.

Discretion- We will keep client information confidential. We will maintain records documenting how proxies were voted and the reasons we felt the votes made were in the client’s best interests. We will provide this information to a client upon request. Information concerning client-specific requests is strictly between the advisor and the client.

3)	We believe that a corporation exists to maximize the value of shareholders.

Absent a specific client directive, we will always vote in the manner (to the extent that it can be determined) that we believe will maximize the share price, and thus shareholder value, in the long-term.

4)	We believe conscientious proxy voting can result in better investment performance.

The presence of an owner-oriented management is a major consideration in many of our investment decisions. As a result, we typically would not expect to find ourselves at odds with management recommendations on major issues. Furthermore, we do not anticipate entering a position intending to be shareholder activists. Yet, cases will arise in which we feel the current management or management’s current strategy is unlikely to result in the maximization of shareholder value. So why would we own the stock? One reason might be that the stock price is at such a significant discount to intrinsic value that the share price need not be “maximized” for us to realize an attractive return. Another reason may be that we believe management will soon face reality and alter company strategy when it becomes apparent that a new strategy is more appropriate. Additionally, we may disagree with management on a specific issue while still holding admiration for a company, its management, or its corporate governance in general. At any rate, we hope it is evident that following the “Wall Street Rule” (which can be paraphrased as “If you don’t like management or its strategy, sell the stock”) is not acceptable in many circumstances.

We believe there is relevant and material investment information contained in the proxy statement. Close attention to this document may reveal insights into management motives, aid in developing quantifiable or objective measures of how a company has managed its resources over a period of time, and, perhaps most importantly, speak volumes about a “corporate culture”.
General Shareholder Issues
Each proposal put to a shareholder vote is different. As a result, each must be considered on a case-by-case basis. However, there are several issues that recur frequently in U.S. public companies. Below are brief descriptions of various issues. Please note that this list is not meant to be all-inclusive. Diamond Hill Capital Management’s position regarding various issues is also included. In the absence of exceptional circumstances, we generally will vote in this manner on such proposals. Sources for some of these discussions include the Institutional Shareholder Services, Inc. Proxy Voting Manual and the California Public Employees Retirement System (CALPERS) Domestic Proxy Voting Guidelines.
I. Corporate Governance Provisions
A. Board of Directors

The election of the Board of Directors (BOD) is frequently viewed as a “routine item”. Yet, in many ways the election of the BOD is the most important issue that comes before shareholders. Inherent conflicts of interest can exist between shareholders (the owners of the company) and management (who run the company). At many companies, plans have been implemented attempting to better align the interests of shareholders and management, including stock ownership requirements and additional compensation systems based on stock performance. Yet, seldom do these perfectly align shareholder and management interests and eliminate agency costs. An independent BOD serves the role of oversight for shareholders. For this reason, we strongly prefer that the majority of the BOD be comprised of independent (also referred to as outside or non-affiliated) directors. Furthermore, we also strongly prefer that key committees including the audit and compensation committees be comprised entirely of outside directors.
     1. Cumulative Voting:
          Cumulative voting allows the shareholders to distribute the total number of votes they have in any manner they wish when electing directors. In some cases, this may allow a shareholder to elect a minority representative to the corporate board, thus ensuring representation for all sizes of shareholders. Cumulative voting may also allow a dissident shareholder to obtain representation on the board of directors in a proxy contest.
          To illustrate the difference between cumulative voting and straight voting, consider the R. Dillon Corporation. There are 100 total shares outstanding; Zox owns 51 and Schindler owns 49. Three directors are to be elected. Under the straight voting method, each shareholder is entitled to one vote per share and each vacant director’s position is voted on separately. Thus, Zox could elect all the directors since he would vote his 51 shares for his choice on each separately elected director. Under the cumulative voting method, each shareholder has a total number of votes equal to the number of share owned times the number of directors to be elected. Thus, Zox has 153 votes (51 X 3 = 153) and Schindler has 147 votes. The election of all board members then takes place simultaneously, with the top three vote recipients being elected. Shareholders may group all their votes for one candidate. Thus, Schindler could vote all 147 of his votes for one candidate. This will ensure that Schindler is able to elect at least one director to the board since his candidate is guaranteed to be one of the top three vote recipients.
          Since cumulative voting subjects management to the disciplinary effects of outside shareholder involvement, it should encourage management to maximize shareholder value and promote management accountability. Thus, we will vote FOR proposals seeking to permit cumulative voting.
     2. Election of Directors (Absenteeism)
Customarily, schedules for regular board and committee meetings are made well in advance. A person accepting a nomination for a directorship should be prepared to attend meetings. A pattern of high absenteeism (less than 75% attendance) raises sufficient doubt about that director’s ability to effectively represent shareholder interests and contribute experience and guidance to the company. While valid excuses for absences (such as illness) are possible, these are not the norm. Schedule conflicts are not an acceptable reason for absenteeism since it suggests a lack of commitment or an inability to devote sufficient time to make a noteworthy contribution. Thus, we will WITHHOLD our vote for any director with a pattern of high absenteeism (attended less than 75% of meetings without a valid reason).
     3. Classified Boards
A classified BOD separates directors into more than one class, with only a portion of the full board of directors standing for election each year. For example, if the R. Dillon Corporation has nine directors on its board and divides them into three classes, each member will be elected for a term of three years with elections staggered so that only one of the three classes stands for election in a given year. A non-classified board requires all directors to stand for election every year and serve a one-year term.
Proponents of classified boards argue that by staggering the election of directors, a certain level of continuity and stability is maintained. However, a classified board makes it more difficult for shareholders to change control of the board. A classified board can delay a takeover advantageous to shareholders yet opposed by management or prevent bidders from approaching a target company if the acquirer fears having to wait more than one year before gaining majority control.

We will vote FOR proposals seeking to declassify the BOD and AGAINST proposals to classify the BOD.
     4. Inside versus Independent (or Non-Affiliated) Directors
We will vote FOR shareholder proposals asking that boards be comprised of a majority of independent directors.
We will vote FOR shareholder proposals seeking board audit, compensation and nominating committees be comprised exclusively of independent directors.
We will WITHHOLD votes for directors who may have an inherent conflict of interest due to receipt of consulting fees from a corporation (affiliated outsiders) if the fees are significant or represent a significant percent of the director’s income.
B. Confidential Voting
In a system of confidential voting, individual shareholder’s votes are kept confidential. Management and shareholders are only told the vote total. This eliminates the pressure placed on investors to vote with management, especially in cases when a shareholder would desire a business relationship with management. We will vote FOR proposals seeking confidential voting.
C. Supermajority Votes
Most state corporation laws require that mergers, acquisitions, and amendments to the corporate bylaws or charter be approved by a simple majority of the outstanding shares. A company may, however, set a higher requirement for certain corporate actions. We believe simple majority should be enough to approve mergers and other business combinations, amend corporate governance provisions, and enforce other issues relevant to all shareholders. Requiring a supermajority vote entrenches management and weakens the governance ability of shareholders. We will vote AGAINST management proposals to require a supermajority vote to enact these changes. In addition, we will vote FOR shareholder proposals seeking to lower supermajority vote requirements.
D. Shareholder Rights Plans (Poison Pills)
          Shareholder rights plans are corporate-sponsored financial devices designed with provisions that, when triggered, generally result in either: (1) dilution of the acquirer’s equity holdings in the target company; (2) dilution of the acquirer’s voting rights in the target company; or (3) dilution of the acquirer’s equity interest in the post merger company. This is typically accomplished by distributing share rights to existing shareholders that allow the purchase of stock at a fixed price should a takeover attempt occur.
          Proponents of shareholder rights plans argue that they benefit shareholders by forcing potential acquirers to negotiate with the target company’s board, thus protecting shareholders from unfair coercive offers and often leading to higher premiums in the event of a purchase. Obviously, this argument relies on the assumption of board independence and integrity. Opponents claim that these plans merely lead to the entrenchment of management and discourage legitimate tender offers by making them prohibitively expensive.
          We will evaluate these proposals on a case-by-case basis. However, we generally will vote AGAINST proposals seeking to ratify a poison pill in which the expiration of the plan (sunset provision) is unusually long, the plan does not allow for the poison pill to be redeemed in the face of a bona fide offer, or the existing management has a history of not allowing shareholders to consider legitimate offers. Similarly, we generally will vote FOR the redemption of a poison pill where these conditions exist.
          We will vote FOR proposals requiring shareholder rights plans be submitted to shareholder vote.

II. Compensation Plans
Management is an immensely important factor in the performance of a corporation. Management can either create or destroy shareholder value depending on the success it has both operating the business and allocating capital. Well-designed compensation plans can prove essential in setting the right incentives to enhance the probability that both operations and capital allocation are conducted in a rational manner. Ill-designed compensation plans work to the detriment of shareholders in several ways. First, there may be outsized compensation for mediocre (or worse) performance, directly reducing the resources available to the company. Secondly, misguided incentives could cloud business judgment. Given the variations in compensation plans, most of these issues must be considered on a case-by-case basis.
A. Non-Employee Directors
As directors take a more active role in corporate governance, compensation is becoming more performance based. In general, stock-based compensation will better tie the interests of directors and shareholders than cash-based compensation. The goal is to have directors own enough stock (directly or in the form of a stock derivative) that when faced with a situation in which the interests of shareholders and management differ, rational directors will have incentive to act on behalf of shareholders. However, if the stock compensation or ownership is excessive (especially if management is viewed as the source for this largesse), the plan may not be beneficial.
1. We will vote FOR proposals to eliminate retirement plans and AGAINST proposals to maintain or expand retirement packages for non-employee directors.
2. We will vote FOR proposals requiring compensation of non-employee directors to be paid at least half in company stock.
B. Incentive Compensation subject to Section 162(m)
          Pursuant to the Omnibus Budget and Reconciliation Act of 1993 (OBRA), Congress passed laws prohibiting the deductibility of executive compensation of more than $1 million. The intention was to slow the rise in executive compensation (whether the rise could be economically justified or was “bad” per se is a separate question) and to tie more of the future compensation to performance. However, the law provided exemptions to this $1 million limit in certain circumstances. Included in this exemption was compensation above $1 million that was paid on account of the attainment of one or more performance goals. The IRS required the goals to be established by a compensation committee comprised solely of two or more outside directors. Also, the material terms of the compensation and performance goals must be disclosed to shareholders and approved. The compensation committee must certify that the goals have been attained before any payment is made.
We will vote FOR any such plan submitted for shareholder approval. The issue at hand is the qualification for a tax deduction, not whether the executive deserves more than $1 million per year in compensation. Voting against an incentive bonus plan is fruitless if the practical result will be to deny the company, and ultimately its shareholders, the potential tax deduction.
C. Stock Incentive Plans
Stock compensation programs can reward the creation of shareholder value through high payout sensitivity to increases in shareholder value. Of all the recurring issues presented for shareholder approval, these plans typically require the most thorough examination for several reasons. First, their economic significance is large. Second, the prevalence of these plans has grown and is likely to persist in the future. Third, there are many variations in these plans. As a result, we must consider any such plan on a case-by-case basis. However, some general comments are in order.
          We recognize that options, stock appreciation rights (SARs), and other equity-based grants (whether the grants are made to directors, executive management, employees, or other parties) are a form of compensation. As such, there is a cost to their issuance (regardless of whether this cost flows through the income statement). Thus, as with so many things in life, the whole issue boils down to a cost-benefit analysis. The benefit is the ability to better align the economic interests of management and shareholders. The costs come from dilution in both share ownership and voting power to existing shareholders. If these costs are excessive, then the benefit will be overwhelmed. Factors that are considered in determining whether the costs are too great (in other words, that shareholders are overpaying for the services of management and employees) include: the amount of shares involved, the exercise price, the award term, the vesting parameters, and any performance criteria. Additionally, objective measures of company performance (which do not include short-term share price performance) will be factored into what we consider an acceptable amount of dilution. We will also consider past grants in our analysis, as well as the level of the company’s cash pay.
          We will look particularly close at companies that have repriced options. Repricing stock options may reward poor performance and lessen the incentive such options are supposed to provide. In cases where there is a history of repricing stock options, we will vote AGAINST any plan not expressly prohibiting the future practice of option repricing.
III. Capital Structure, Classes of Stock, and Recapitalizations
A. Common Stock Authorization
Corporations increase the supply of common stock for a variety of ordinary business reasons including: to raise new capital to invest in a project; to make an acquisition for stock; to fund a stock compensation program; or to implement a stock split or stock dividend. When proposing an increase in share authorization, corporations typically request an amount that provides a cushion for unexpected financing needs or opportunities. However, unusually large share authorizations create the potential for abuse. An example would be the targeted placement of a large number of common shares to a friendly party in order to deter a legitimate tender offer. Thus, we generally prefer that companies present for shareholder approval all requests for share authorizations that extend beyond what is currently needed, and indicate the specific purpose for which the shares are intended. Generally, we will vote AGAINST any proposal seeking to increase the total number of authorized shares to more than 120% of the current outstanding and reserved but unissued shares, unless there is a specific purpose for the shares with which we agree.
For example, suppose a company has a total share authorization of 100 million. Of the 100 million, 85 million are issued and outstanding and an additional 5 million reserved but unissued. We would vote against any proposal seeking to increase the share authorization by more than 8 million shares (Total allowable authorization: 1.2 X 90 =108 million; Current authorization: 100 million).
B. Unequal Voting Rights (Dual Class Exchange Offers/ Dual Class Recapitalizations)
Proposals to issue a class of stock with inferior or even no voting rights are sometimes made. Frequently, this class is given a preferential dividend to coax holders to cede voting power. In general, we will vote AGAINST proposals to authorize or issue voting             shares without full voting rights on the grounds that it could entrench management.
IV. Social and Environmental Issues
Shareholder proposals relating to a company’s activities, policies, or programs concerning a particular social or environmental issue have become prevalent at annual meetings. In some cases, an attempt is made to relate a recommendation for the company’s policies and activity to its financial health. In other cases, the proposal seems tangentially related at best. These issues are often difficult to analyze in terms of their effect on shareholder value. As a result, these proposals must be considered on a case-by-case basis. In cases where we do not believe we can determine the effect, we will ABSTAIN. We will vote FOR any proposal that seeks to have a corporation change its activities or policy and we believe the failure to do so will result in economic harm to the company. Similarly, we will vote AGAINST any policy that requests a change we believe will result in economic harm.
We will vote FOR proposals seeking information that is relatively inexpensive to produce and provide, is not publicly available, and does not reveal sensitive company information that could be harmful if acquired by competitors. If these factors are present, then the issue reduces to freedom of information.
In practice, however, this is seldom the case. Frequently, shareholder proposals call for a company to conduct an exhaustive study of some issue that is only tangentially related to the company’s business interests. Further, the nature of the study proposed often deals with subjective issues in which no conclusive resolution will likely result from the study. We will vote AGAINST such proposals.
DIMENSIONAL FUND ADVISORS LP
PROXY VOTING POLICIES
          The Investment Committee at Dimensional is generally responsible for overseeing Dimensional’s proxy voting process in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (the “Voting Guidelines”) adopted by Dimensional. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of Dimensional and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of Dimensional to vote proxies on behalf of funds advised by Dimensional, including all authorized traders of Dimensional.
          Dimensional votes (or refrains from voting) proxies in a manner consistent with the best interests of a fund as understood by Dimensional at the time of the vote. Generally, Dimensional analyzes proxy statements on behalf of a fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that Dimensional receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for Dimensional to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Dimensional during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of a fund, and the interests of Dimensional or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, Dimensional, prior to voting, will fully disclose the conflict to the Board of Directors of the Fund, or an authorized committee of the Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.
          Dimensional will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, Dimensional reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, Dimensional believes that the best interests of a fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, Dimensional will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that Dimensional believes would be in the best interests of a fund.
          Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. Dimensional may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by a fund.
          Dimensional votes (or refrains from voting) proxies in a manner that Dimensional determines is in the best interests of a fund and which seeks to maximize the value of a fund’s investments. In some cases, Dimensional may determine that it is in the best interests of a fund to refrain from exercising proxy voting rights. Dimensional may determine that voting is not in the best interest of a fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of Dimensional, exceed the expected benefits of voting. For securities on loan, Dimensional will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is Dimensional’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Dimensional recalling loaned securities in order to ensure they are voted. Dimensional does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of a fund’s investment and that it is in the fund’s best interests to do so. In cases where Dimensional does not receive a solicitation or enough information within a sufficient time (as reasonably determined by Dimensional) prior to the proxy-voting deadline, Dimensional may be unable to vote.
          With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. Dimensional does not vote proxies of non-U.S. companies if Dimensional determines that the expected economic costs from voting outweigh the anticipated economic benefit to a fund associated with voting. Dimensional determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. Dimensional periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect Dimensional’s decision of whether or not to vote.
          Dimensional has retained Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of a fund; and provide reports concerning the proxies voted. Although Dimensional may consider the recommendations of ISS on proxy issues, Dimensional remains ultimately responsible for all proxy voting decisions.
MORLEY CAPITAL MANAGEMENT, INC.
(“Morley”)
SUMMARY OF
PROXY VOTING GUIDELINES
PROXY VOTING POLICY AND PROCEDURES

Introduction
Morley is an investment adviser that is registered with the U.S. Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Morley provides investment advisory services to various types of clients which may include registered and unregistered investment companies, collective trusts, institutional separate accounts, wrap accounts, insurance general accounts, charitable endowments, Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts and individuals.
These guidelines describe how Morley discharges its fiduciary duty on behalf of its clients to vote proxies that are received in connection with underlying portfolio securities held by its clients. Due to the nature of Morley’s advisory services and the securities that it purchases on behalf of its clients, proxies are very infrequent. However, this Policy address several contingencies for proxy voting even though they will rarely, if ever, occur. Morley understands that it has a duty to vote proxies as set forth in relevant advisory agreements and contracts. Further, Morley understands its responsibility to process proxies and to maintain all required records regarding proxy voting.
It is Morley’s Policy is to vote proxies solely in a manner that best serves the economic interests of its clients.
How Proxies are Voted
Morley shall administer all proxies. Proxies are received by Morley at its offices located at 1300 SW Fifth Ave Suite 3300, Portland OR 97201. Upon receipt, the Morley Chief Investment Officer shall review the proxy and cast the vote in a timely manner that best serves the economic interests of its clients. Morley shall attempt to process every vote for all domestic and foreign proxies that Morley receives.
There may be situations, however, where Morley cannot process a proxy in connection with a foreign security. For example, Morley will not process a foreign proxy if (1) the cost of voting the foreign proxy outweighs the benefit of voting the foreign proxy; (2) when Morley has not been given enough time to process the vote; and (3) when a sell order for a foreign security is outstanding and, in the particular foreign country, proxy voting would impede the sale of the foreign security.
In the event that a proxy vote presents a conflict of interest or the appearance of such conflict for Morley, the matter shall be referred to the Morley Chief Compliance Officer (“CCO”). The Morley CCO shall consult with the Principal Global Investors (“PGI”) Chief Compliance Officer and the PGI Chief Operating Officer who shall collectively make a determination on the conflict of interest and document their collective decision regarding how to vote the specific issue in the best economic interest of its client(s) in order to ensure that an independent decision is made in that circumstance.
Recordkeeping
Morley shall maintain, at a minimum, the following records: (1) the Morley Proxy Voting Policy and Procedures; (2) proxy statements received regarding underlying portfolio securities held by clients; (3) records of votes cast on behalf of clients; (4) Client written requests for information on how Morley voted proxies for said client; (5) any response to clients regarding their request for information as to how Morley voted proxies for the Client; (6) any documents prepared by Morley that were material to making a decision as to how to vote proxies or that memorialized the basis for the voting decision.
The records and other items shall be maintained for at least 5 years with the first two years in an easily accessible place, except electronic filings that are available on the SEC’s EDGAR system. Reporting
Morley shall provide periodic reports in accordance with regulatory requirements and shall provide clients with reports as requested or agreed upon.
NATIONWIDE ASSET MANAGEMENT, LLC
PROXY VOTING GUIDELINES SUMMARY
Nationwide Asset Management, LLC (“NWAM”) authority to vote client proxies is established by Registrant’s investment advisory agreements or comparable documents.
Generally, NWAM does not provide advice on securities that issue proxies and therefore does not exercise voting authority with respect to client accounts or the securities held within those accounts.
From time to time NWAM may be in a position to vote client proxies. In these instances, NWAM intends to vote proxies in accord with the best economic interests of its clients. NWAM endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients. In order to avoid conflicts of interest, NWAM or an affiliate has contracted with Institutional Shareholder Services (“ISS”), an independent third party service provider. NWAM will vote clients’ proxies according to ISS’s proxy voting recommendations.
On an annual basis, NWAM will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interest of its clients.
NWAM’s Investment Committee votes proxies when ISS has recused itself from a vote recommendation or if senior officers or a member of the Committee believes it necessary in the best economic interests of clients to vote differently. Upon request, Registrant provides clients with a copy of its proxy voting procedures and information on how the client’s proxies were voted.

NORTHPOINTE CAPITAL LLC
SUMMARY OF
PROXY VOTING GUIDELINES
GENERAL
          NorthPointe Capital LLC (“NorthPointe”) is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). NorthPointe currently provides investment advisory services to various types of clients, including registered and unregistered investment companies, collective trusts, institutional separate accounts, insurance general accounts, charitable endowments, Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts, and individuals (hereinafter referred to collectively as the “Clients”).
          Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that NorthPointe performs for Clients. NorthPointe’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, NorthPointe has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that where NorthPointe has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.
          The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.
HOW PROXIES ARE VOTED
          NorthPointe has delegated to Institutional Shareholder Services (“ISS”), an indirect subsidiary of RiskMetrics Group, and an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by NorthPointe. ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis.
          Specifically, ISS assists NorthPointe in the proxy voting and corporate governance oversight process by developing and updating the “RiskMetrics Group and ISS Proxy Voting Guidelines,” which are incorporated into NorthPointe’s Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. NorthPointe’s decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by NorthPointe, generally will result in proxy voting decisions which serve the best economic interests of Clients. NorthPointe has reviewed, analyzed, and determined that the RiskMetrics Group and ISS Proxy Voting Guidelines are consistent with the views of NorthPointe on the various types of proxy proposals. When the RiskMetrics Group and ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify NorthPointe; and (ii) NorthPointe will use its best judgment in voting proxies on behalf of the Clients. A summary of the RiskMetrics Group and ISS Proxy Voting Guidelines is set forth below.
CONFLICTS OF INTEREST
          NorthPointe does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined RiskMetrics Group and ISS Proxy Voting Guidelines, NorthPointe generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of Clients do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.
          The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of NorthPointe, then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the chief compliance officer for NorthPointe. The chief compliance officer for NorthPointe then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If NorthPointe then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED
          NorthPointe, through ISS, shall attempt to process every vote for all domestic and foreign proxies that it receives; however, there may be cases in which NorthPointe will not process a proxy because it is impractical or too expensive to do so. For example, NorthPointe will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when NorthPointe has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, NorthPointe generally will not seek to recall the securities on loan for the purpose of voting the securities.
2008 RISKMETRICS GROUP and ISS PROXY VOTING GUIDELINES SUMMARY
The following is a concise summary of the proxy voting policy guidelines for 2008.
1. Auditors
Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
•	Tenure of the audit firm

•	Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

•	Length of the rotation period advocated in the proposal

•	Significant audit-related issues

•	Number of audit committee meetings held each year

•	Number of financial experts serving on the committee
2. Board of Directors
Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE. But WITHHOLD votes from:
•	Insiders and affiliated outsiders on boards that are not at least majority independent

•	Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies

•	Directors who adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

•	Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)

•	Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election
Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.
Independent Chairman (Separate Chairman/CEO)
Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless there are compelling reasons to recommend against the proposal such as the company has a strong countervailing governance structure, including a lead director, public disclosure of comparison of duties of lead director and chairman; public disclosure of explanation why company chooses not to give the position of chairman to the independent lead director and instead combine the chairman and CEO positions, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers nor have any problematic governance issue

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.
Open Access (shareholder resolution)
Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.
3. Shareholder Rights
Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.
Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.
Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.

Vote FOR proposals to restore or permit cumulative voting unless the company meets specific criteria.
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

Vote FOR management proposals to adopt confidential voting.
4. Proxy Contests
Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), background to the proxy contest, stock ownership positions, likelihood that the proposed goals and objectives can be achieved and an evaluation of what each side is offering shareholders.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.
5. Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification or redeem it unless the company has a shareholder approved poison pill in place or the company has adopted a policy concerning the adoption of a pill in the future. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.
6. Mergers and Corporate Restructurings
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the valuation, market reaction, conflicts of interest, governance, strategic rationale, and the negotiations and process.
7. Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefit, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
8. Capital Structure
Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.
9. Executive and Director Compensation
ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.
Vote AGAINST a plan if the cost in unreasonable (exceeds the allowable cap).

Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:
•	The plan expressly permits repricing of underwater options without shareholder approval; or

•	There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or

•	The company’s most recent three-year burn rate is excessive and is an outlier within its peer group.

•	The plan is a vehicle for poor pay practices.
A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate plus one standard deviation over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance. To demonstrate improved performance, committee members should review all components of a CEO’s compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.
Director Compensation
Before recommending a vote FOR a director equity plan, ISS will review the company’s proxy statement for the following qualitative features:
•	Stock ownership guidelines (a minimum of three times the annual cash retainer)

•	Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)

•	Balanced mix between cash and equity

•	Non-employee directors should not receive retirement benefits/perquisites

•	Detailed disclosure of cash and equity compensation for each director

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

•	Treatment of surrendered options
Qualified Employee Stock Purchase Plans
Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR qualified employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is 10 percent or less.
Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.
Nonqualified Employee Stock Purchase Plans
Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR nonqualified plans with all the following features:
•	Broad-based participation

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary)

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value

•	No discount on the stock price on the date of purchase since there is a company matching contribution
Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.
Shareholder Proposals on Compensation
Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
•	Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

•	Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).
10. Social and Environmental Issues
These issues cover a wide range of topics, including animal rights, consumer issues, climate change and environment, general corporate issues, international issues, labor issues, human rights, diversity, and sustainability.
In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:
•	FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

•	AGAINST resolutions asking that restaurants and food retail companies adopt voluntary labeling of genetically engineered (GE) ingredients or asking them to label until a phase out of such GE ingredients has been completed.

•	CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.

APPENDIX C — PORTFOLIO MANAGERS
Information as of October 31, 2008
INVESTMENTS IN EACH FUND

Dollar Range of Investments in
Name of Portfolio Manager	Fund Name	Each Fund
Aberdeen Asset Management Inc.
Paul Atkinson	Nationwide Fund
Christopher Baggini	Nationwide Growth Fund
Douglas Burtnick	Nationwide Growth Fund
Joseph A. Cerniglia	Nationwide Fund
Jarett Fisher	Nationwide Fund
Francis Radano, III	Nationwide Fund
Shahreza Yusof	Nationwide Fund

AllianceBernstein L.P.
Henry S. D’Auria	Nationwide International Value Fund
Sharon E. Fay	Nationwide International Value Fund
Kevin F. Simms	Nationwide International Value Fund

BlackRock Investment Management
Scott Amero	Nationwide Bond Index Fund

Debra L. Jelilian	Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Matthew Marra	Nationwide Bond Index Fund

Andrew Phillips	Nationwide Bond Index Fund

Jeffrey L. Russo	Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Diamond Hill Capital Management, Inc.
Charles S. Bath	Nationwide Value Fund

Dimensional Fund Advisors LP
Stephen A. Clarke	Nationwide U.S. Small Cap Value Fund
Robert T. Deere	Nationwide U.S. Small Cap Value Fund

Dollar Range of Investments in
Name of Portfolio Manager	Fund Name	Each Fund
Morley Capital Management, Inc.
Perpetua M. Phillips	Nationwide Enhanced Income Fund
Nationwide Short Duration Bond Fund

Paul Rocheleau	Nationwide Enhanced Income Fund
Nationwide Short Duration Bond Fund

Nationwide Asset Management, LLC
Daniel Blevins[1]	Nationwide Money Market Fund

Mabel C. Brown[1]	Nationwide Bond Fund

Gary S. Davis[1]	Nationwide Bond Fund

Gary R. Hunt[1]	Nationwide Government Bond Fund

David A. Magan	Nationwide Government Bond Fund

Srinath Sampath	Nationwide Government Bond Fund

NorthPointe Capital LLC
Peter J. Cahill	Nationwide Large Cap Value Fund
Nationwide Value Opportunities Fund

Mary C. Champagne	NorthPointe Small Cap Value Fund
Nationwide Large Cap Value Fund
Nationwide Value Opportunities Fund

Robert D. Glise	Nationwide Mid Cap Growth Fund

Karl Knas	NorthPointe Small Cap Growth Fund

Jeffrey C. Petherick	Nationwide Large Cap Value Fund
Nationwide Value Opportunities Fund
NorthPointe Small Cap Value Fund

Carl Wilk	Nationwide Micro Cap Equity Fund
NorthPointe Small Cap Growth Fund

[1]	Prior to January 1, 2008, portfolio managers were dual employees of Nationwide Fund Advisors and Nationwide Asset Management, LLC, an affiliate of Nationwide Fund Advisors.
DESCRIPTION OF COMPENSATION STRUCTURE
Aberdeen Asset Management Inc.
Aberdeen Asset Management Inc. compensates the Fund’s portfolio managers for their management of the Fund. The Fund’s portfolio managers’ compensation consists of an industry competitive salary and a year-end discretionary cash bonus based on client service, asset growth and the performance of the Fund.
AllianceBernstein L.P.
AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:
     (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.
     (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.
     (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”): AllianceBernstein ‘s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein’s publicly traded equity securities.(1)
     (iv) Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(1)	Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein’s Master Limited Partnership Units.

BlackRock Investment Management, LLC
          BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that Ms. Jelilian, and Messrs. Russo currently manage certain accounts that are subject to performance fees. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.
          As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.
Portfolio Manager Compensation
          BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.
          Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.
          Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:
Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock (“LTIP awards”).

          Beginning in 2006, awards are granted under the plan in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock (“LTIP II awards”). Each portfolio manager has received awards under the LTIP.
          Deferred Compensation Program —A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of each portfolio manager is eligible to be paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years. Every portfolio manager participates in the deferred compensation program. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.
          Options and Restricted Stock Awards — Prior to mandatorily deferring a portion of a portfolio manager’s annual bonus in BlackRock, Inc. restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years.
          Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.
          Annual discretionary incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. A group of BlackRock, Inc.’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager and the period of time over which performance is evaluated.
Diamond Hill Capital Management, Inc.
     All of the portfolio managers, and research analysts, are paid by Diamond Hill a competitive base salary based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of shareholders, all portfolio managers with one exception not directly relevant to the Fund also participate in an annual cash and equity incentive compensation program that is tied to the long-term pre-tax investment performance of the fund(s) in which they manage and also based, in part, on Diamond Hill’s assessment of each portfolio manager’s overall contribution to the investment success of the firm. Long-term performance is defined as the trailing five years. Investment performance is measured against the respective fund’s benchmark and its Morningstar or Lipper peer group.
     Incentive compensation is paid annually from an incentive pool which is determined by the compensation committee of Diamond Hill’s parent firm, Diamond Hill Investment Group, Inc. The compensation committee, which is comprised of outside members of the board of directors, makes its determination as to the amount of the pool based on overall firm operating margins compared to similar firms. The portfolio managers are also eligible to participate in the Diamond Hill Investment Group, Inc. 401(k) plan and related company match.
Dimensional Fund Advisors LP
          In accordance with the team approach used to manage the U.S. Small Cap Value Fund, the portfolio managers and the portfolio traders implement the policies and procedures established by Dimensional’s Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the Fund including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere and Stephen A. Clark are primarily responsible for coordinating the day-to-day management of the Fund, including the efforts of all other portfolio managers.
          Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of a fund or other accounts that the portfolio managers manage. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as the Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:
•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.
Portfolio managers may be awarded the right to purchase restricted shares of stock of the Dimensional’s general partner as determined from time to time by the Board of Directors of Dimensional or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.
Morley Capital Management, Inc.
Morley provides salaries that are in line with the market and a generous bonus program that links bonuses to individual, team and overall company performance. Morley employs an annual performance review system with quarterly progress updates. It is a scorecard approach that defines quantifiable goals and objectives, including both professional and personal developmental areas. For portfolio managers, scorecard items include investment performance.
A comprehensive benefits package is also offered, which includes a 401(k) Plan and group insurance coverage for employees and their families. Morley’s senior management and investment staff are eligible to participate in an equity options program with our parent company.
Nationwide Asset Management, LLC
NWAM’s compensation program consists of base salary, annual incentives and long-term incentives; hereby known as “Compensation Structure.” Annually, the “Compensation Structure” is reviewed for competitiveness by using the McLagan Compensation surveys.
The “Compensation Structure” is designed to motivate and reward individual and team actions and behaviors that drive a high performance organization and deliver risk-adjusted investment returns that are aligned with the strategy of Nationwide and our business partners.
•	Align interests of NWAM and business partners and foster collaboration

•	Base a substantial portion of NWAM compensation directly on NWAM

•	Recognize qualitative and well as quantitative performance

•	Encourage a higher level of intelligent investment risk taking and entrepreneurial attitudes and behaviors

•	Provide a high degree of “line of sight” for NWAM participants and other business partners

•	Attract and retain individuals with skills critical to the NWAM strategy

•	Target median total compensation for the industry

•	Utilize variable compensation (annual and long term) to close compensation market gaps.
NorthPointe Capital, LLC
The key investment personnel have a uniquely designed compensation program that balances economic incentives with an emphasis on controlled business growth. The economic incentives begin with an aggressive equity interest program. Currently eleven of the firm’s professionals control 100% of the firm’s equity. Future participants in the equity program will be chosen based on their contribution to the firm. We expect to distribute equity to investment personnel as well as research analysts. This equity program is not only intended to attract superior individuals, it is also designed to retain their talents.
The investment professional’s compensation package provides for a competitive base salary and performance bonus. The performance bonus has both an investment performance goal and a business growth goal. The approximate compensation breakdown is as follows:
Base Salary:      Industry standard base salary depending upon their role on the investment team.
Performance Bonus:      Up to 2.0X the base salary depending on achieving performance targets
Equity Incentives:      1X to 5X the base salary on an annualized present value basis
Variable Compensation is tied to investment performance and business growth. Analysts’ variable compensation or bonus has a heavier weight on achieving certain levels of investment performance, i.e., 75%, while the portfolio managers’ compensation is equally weighted between investment performance and business growth. All of our portfolio managers are equity holders and as such they participate in the firm’s profit interest.
OTHER MANAGED ACCOUNTS
The following chart summarizes information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately. The information is as of October 31, 2008.

Number of Accounts Managed by Each Portfolio Manager and
Name of Portfolio Manager	Total Assets by Category
Aberdeen Asset Management Inc.
Paul Atkinson	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Christopher Baggini	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Douglas Burtnick	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Number of Accounts Managed by Each Portfolio Manager and
Name of Portfolio Manager	Total Assets by Category
Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Joseph Cerniglia	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Jarett Fisher	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Francis Radano, III	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Shahreza Yusof	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

AllianceBernstein L.P.
Henry S. D’Auria	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Sharon E. Fay	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Number of Accounts Managed by Each Portfolio Manager and
Name of Portfolio Manager	Total Assets by Category
Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Kevin F. Simms	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

BlackRock Investment Management, LLC
Scott Amero	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Debra Jelilian	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Matthew Marra	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Andrew J. Phillips	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Jeffrey Russo	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Number of Accounts Managed by Each Portfolio Manager and
Name of Portfolio Manager	Total Assets by Category
Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Diamond Hill Capital Management, Inc.
Charles S. Bath	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Dimensional Fund Advisors LP
Robert T. Deere	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Stephen A. Clark
Morley Capital Management, Inc.
Perpetua Phillips	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Paul Rocheleau	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Nationwide Asset Management, LLC
Mabel C. Brown[1]	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Gary S. Davis[1]	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Number of Accounts Managed by Each Portfolio Manager and
Name of Portfolio Manager	Total Assets by Category
Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Gary R. Hunt[1]	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

David R. Magan	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Srinath Sampath	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

NorthPointe Capital, LLC
Peter J. Cahill	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Mary C. Champagne	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Robert D. Glise	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Number of Accounts Managed by Each Portfolio Manager and
Name of Portfolio Manager	Total Assets by Category
Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Karl L. Knas	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Jeffrey C. Petherick	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Carl P. Wilk	Mutual Funds: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

Other Accounts: ___ accounts, $___ total assets (___ accounts, $ total assets for which the advisory fee is based on performance)

[1]	Prior to January 1, 2008, portfolio managers were dual employees of Nationwide Fund Advisors and Nationwide Asset Management, LLC, an affiliate of Nationwide Fund Advisors.
POTENTIAL CONFLICTS OF INTEREST
Aberdeen Asset Management Inc.
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, the Adviser believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, the Adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.
In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Fund also may be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Adviser may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Adviser that the benefits from the Adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. The Trust has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.
AllianceBernstein L.P.
Investment Professional Conflict of Interest Disclosure
          As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.
Employee Personal Trading
          Investment Professional Conflict of Interest Disclosure
          As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.
Employee Personal Trading
          AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires pre-clearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients
          AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.
Allocating Investment Opportunities
          AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.
          AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.
          To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.
               AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires pre-clearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients
          AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.
Allocating Investment Opportunities
          AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.
          AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.
          To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.
BlackRock Investment Management, LLC
     Activities of the Sub-Adviser, BlackRock, Inc. and its affiliates (collectively, “BlackRock”); The PNC Financial Services Group, Inc. and its affiliates (collectively, “PNC”); Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, “Merrill Lynch”); and Other Accounts Managed by BlackRock, PNC or Merrill Lynch.
     BlackRock is one of the world’s largest asset management firms with approximately $1.357 trillion in assets under management. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, Merrill Lynch and PNC are affiliates of one another. BlackRock, PNC, Merrill

Lynch and their affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Portfolio (collectively, “Affiliates”), are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Portfolio. These are considerations of which investors in a Portfolio should be aware, and which may cause conflicts of interest that could disadvantage the Portfolio and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Portfolio.
     BlackRock and its Affiliates, including, without limitation, PNC and Merrill Lynch, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Portfolio and/or that engage in transactions in the same types of securities, currencies and instruments as the Portfolio. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Portfolio invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Portfolio invests, which could have an adverse impact on the Portfolio’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Portfolio’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Portfolio. When the Sub-Adviser and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including a Portfolio, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Portfolio.
     In addition, transactions in investments by one or more other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Portfolio, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Portfolio are based on research or other information that is also used to support decisions for other accounts. When BlackRock, PNC, Merrill Lynch or another Affiliate implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Portfolio, market impact, liquidity constraints, or other factors could result in the Portfolio receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Portfolio could otherwise be disadvantaged. BlackRock, PNC or Merrill Lynch may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Portfolio to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
          Conflicts may also arise because portfolio decisions regarding a Portfolio may benefit other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate. For example, the sale of a long position or establishment of a short position by a Portfolio may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts, and the purchase of a security or covering of a short position in a security by a Portfolio may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts.
     BlackRock, PNC, Merrill Lynch, other Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Portfolio has invested, and those activities may have an adverse effect on the Portfolio. As a result, prices, availability, liquidity and terms of the Portfolio’s investments may be negatively impacted by the activities of BlackRock, PNC, Merrill Lynch, other Affiliates or their clients, and transactions for the Portfolio may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
     The results of a Portfolio’s investment activities may differ significantly from the results achieved by the Sub-Adviser and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Portfolio. Moreover, it is possible that a Portfolio will sustain losses during periods in which one or more Affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Portfolio in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
     From time to time, a Portfolio’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Sub-Adviser, and/or one or more Affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Sub-Adviser and/or one or more Affiliates are performing services or when position limits have been reached.
     In connection with its management of a Portfolio, the Sub-Adviser may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates (including Merrill Lynch). The Sub-Adviser will not be under any obligation, however, to effect transactions on behalf of a Portfolio in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates (including Merrill Lynch and PNC) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Portfolio and it is not anticipated that the Sub-Adviser will have access to such information for the purpose of managing the Portfolio. The proprietary activities or portfolio strategies of BlackRock and its Affiliates (including Merrill Lynch and PNC) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Sub-Adviser in managing a Portfolio.
     In addition, certain principals and certain employees of the Sub-Adviser are also principals or employees of BlackRock, Merrill Lynch, PNC or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Portfolio should be aware.
     The Sub-Adviser may enter into transactions and invest in securities, instruments and currencies on behalf of a Portfolio in which customers of BlackRock, PNC, Merrill Lynch or another Affiliate, or, to the extent permitted by the SEC, BlackRock, PNC or Merrill Lynch or another Affiliate, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Portfolio, and such party may have no incentive to assure that the Portfolio obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Portfolio may enhance the profitability of BlackRock, Merrill Lynch and/or PNC or another Affiliate. One or more Affiliates may also create, write or issue Derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Portfolio invests or which may be based on the performance of the Portfolio. A Portfolio may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Portfolio. At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Portfolio. To the extent affiliated transactions are permitted, a Portfolio will deal with BlackRock and its Affiliates on an arms-length basis. BlackRock, PNC or Merrill Lynch or another Affiliate may also have an ownership interest in certain trading or information systems used by a Portfolio. A Portfolio’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates.
     One or more Affiliates may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Portfolio. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel.
     Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Portfolios as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Portfolios or their shareholders will be required, and no fees or other compensation payable by the Portfolios or their shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts. When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Portfolios, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Portfolios.

     A Portfolio will be required to establish business relationships with its counterparties based on the Portfolio’s own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Portfolio’s establishment of its business relationships, nor is it expected that the Portfolio’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Portfolio’s creditworthiness.
     Purchases and sales of securities for a Portfolio may be bunched or aggregated with orders for other BlackRock client accounts. The Sub-Adviser and its advisory affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.
     Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Portfolios will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Portfolios. In addition, under certain circumstances, the Portfolios will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
     The Sub-Adviser may select brokers (including, without limitation, Affiliates of the Sub-Adviser) that furnish the Sub-Adviser, the Portfolios, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in the Sub-Adviser’s view, appropriate assistance to the Sub-Adviser in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Portfolios and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Portfolios based on the amount of brokerage commissions paid by the Portfolios and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Portfolios and to such other BlackRock client accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself. The Sub-Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.
     The Sub-Adviser may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services the Sub-Adviser believes are useful in their investment decision-making process. The Sub-Adviser may from time to time choose not to engage in the above described arrangements to varying degrees.
     BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Portfolios, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, PNC, Merrill Lynch and/or other Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”
     It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of a Portfolio. Increasing a Portfolio’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Portfolio’s expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of a Portfolio acquired for their own accounts. A large redemption of shares of a Portfolio by BlackRock or its affiliates could significantly reduce the asset size of the Portfolio, which might have an adverse effect on the Portfolio’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Portfolio and other shareholders in deciding whether to redeem its shares.
     It is possible that a Portfolio may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock, PNC or Merrill Lynch or another Affiliate has significant debt or equity investments or in which an Affiliate makes a market. A Portfolio also may invest in securities of companies to which an Affiliate provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Portfolio and the interests of other clients of BlackRock or another Affiliate. In making investment decisions for a Portfolio, the Sub-Adviser is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of Merrill Lynch or another Affiliate may limit a Portfolio’s flexibility in purchases and sales of securities. When Merrill Lynch or another Affiliate is engaged in an underwriting or other distribution of securities of an entity, the Sub-Adviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Portfolio.
     BlackRock, PNC, Merrill Lynch, other Affiliates, their personnel and other financial service providers have interests in promoting sales of the Portfolios. With respect to BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Portfolios or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock, PNC, Merrill Lynch, other Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Portfolios or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock, PNC, Merrill Lynch, other Affiliates and such personnel resulting from transactions on behalf of or management of the Portfolios may be greater than the remuneration and profitability resulting from other funds or products.
     BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.
     BlackRock, PNC, Merrill Lynch or their Affiliates may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Portfolio’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Portfolio’s pricing vendors.  While BlackRock will generally communicate its valuation information or determinations to a Portfolio’s pricing vendors, there may be instances where the Portfolio’s pricing vendors assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
     To the extent permitted by applicable law, a Portfolio may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Portfolio, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Portfolio bearing some additional expenses.
     The Sub-Adviser, its affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Portfolio. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and affiliates of the Sub-Adviser that are the same, different from or made at different times than positions taken for the Portfolio. To lessen the possibility that a Portfolio will be adversely affected by this personal trading, the Portfolio and the Sub-Adviser each has adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Portfolio’s portfolio transactions. The Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information

on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.
     The Sub-Adviser and its affiliates will not purchase securities or other property from, or sell securities or other property to, a Portfolio, except that the Portfolio may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Portfolio as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Portfolios and/or the Sub-Adviser by the Commission. These transactions would be effected in circumstances in which the Sub-Adviser determined that it would be appropriate for the Portfolio to purchase and another client to sell, or the Portfolio to sell and another client to purchase, the same security or instrument on the same day.
     From time to time, the activities of a Portfolio may be restricted because of regulatory requirements applicable to BlackRock, PNC or Merrill Lynch or another Affiliate and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when the Sub-Adviser may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Portfolios may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which the Portfolios wish to purchase or sell. However, if permitted by applicable law, the Portfolios may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate, or in cases in which personnel of BlackRock or its Affiliates are directors or officers of the issuer.
     The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Portfolios. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Portfolios or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of the Sub-Adviser on behalf of clients (including the Portfolios) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, the Sub-Adviser on behalf of clients (including the Portfolios) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when the Sub-Adviser, in its sole discretion, deem it appropriate.
     Present and future activities of BlackRock and its Affiliates, including the Sub-Adviser, in addition to those described in this section, may give rise to additional conflicts of interest.
Diamond Hill Capital Management, Inc. (“Diamond Hill”):
Performance Based Fees
Diamond Hill manages private investment funds and other separate accounts for which part of its fee is based on the performance of the portfolio (“Performance-Based Accounts”). As of result of the performance based fee component, Diamond Hill may receive additional revenue related to the Performance-Based Accounts. None of the Portfolio Managers receive any direct incentive compensation related to their management of Performance-Based Accounts; however, revenues from Performance-Based Account management will impact the resources available to compensate Portfolio Managers and all staff.
Trade Allocation
Diamond Hill manages numerous accounts in addition to the Fund. When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, Diamond Hill may execute the transaction with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for the Fund because of increased volume of the transaction. However, when investment opportunities are limited, a potential conflict of interest exists between the Fund and other accounts managed by the Portfolio Manager and Diamond Hill regarding the allocation of those limited investment opportunities. As a result, Diamond Hill has a policy to allocate partially filled orders (e.g. limited investment opportunities) on a pro-rata basis to all portfolios participating in the trade order. This helps to ensure that no improper allocation occurs among any clients.
Dimensional Fund Advisors LP
          Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one fund and other accounts. Other accounts include registered mutual funds (other than the U.S. Small Cap Value Fund), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (collectively, “Accounts”). An Account may have similar investment objectives to the U.S. Small Cap Value Fund, or may purchase, sell, or hold securities that are eligible to be purchased, sold, or held by the U.S. Small Cap Value Fund. Actual or apparent conflicts of interest include:
•	Time Management. The management of multiple funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or Account. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most funds and Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the U.S. Small Cap Value Fund.

•	Investment Opportunities. It is possible that at times identical securities will be held by more than one fund and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or Account, the U.S. Small Cap Value Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across multiple funds and Accounts.

•	Broker Selection. With respect to securities transactions for the U.S. Small Cap Value Fund, Dimensional determines which broker to use to execute each order, consistent with Dimensional’s duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for U.S. Small Cap Value Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the U.S. Small Cap Value Fund or the Account.

•	Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

•	Investment in a fund or Account. A portfolio manager or his/her relatives may invest in a fund or in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the fund or the Account in which the portfolio manager or his/her relatives invest preferentially as compared to U.S. Small Cap Value Fund or other funds or Accounts for which he or she has portfolio management responsibilities.
          Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Morley Capital Management, Inc.
It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Funds and other similar accounts. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts he/she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. Morley Capital Management has established policies and procedures designed to resolve material conflicts of interest in a fair and equitable manner. When such conflicts arise, employees of Morley Capital Management, including portfolio management staff, seek to resolve the conflict in manner equitable to all parities although there is no guarantee that procedures adopted under such policies will detect or resolve every situation in which a conflict exists.
Nationwide Asset Management, LLC
It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Funds on the one hand and other accounts for which the portfolio manager is responsible on the other. For example, portfolio managers may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts they advise. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, portfolio managers may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the same portfolio manager may compensate Nationwide Asset Management or its affiliate based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for portfolio managers in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio managers will endeavor to exercise their discretion in a manner that they believe is equitable to all interested persons. Nationwide Asset Management has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.
NorthPointe Capital, LLC
It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of the Fund on the one hand and other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources, and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. NorthPointe has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

APPENDIX D
5% SHAREHOLDERS

Percent of Class
	Number of Shares	Held by the
Name and Address of Shareholder	Beneficially Owned	Shareholder

D-1

STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY ___, 2009
NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
          Nationwide Mutual Funds (the “Trust”), a Delaware statutory trust, is a registered open-end investment company currently consisting of 36 series as of the date hereof. This Statement of Additional Information (“SAI”) relates to the 15 series of the Trust which are listed above (each, a “Fund” and collectively, the “Funds”).
          This SAI is not a prospectus but is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses and should be read in conjunction with the following Prospectuses:
•	Nationwide Destination 2010 Fund, Nationwide Destination 2015 Fund, Nationwide Destination 2020 Fund, Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund and Nationwide Retirement Income Fund dated February ___, 2009; and

•	Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Conservative Fund dated February ___, 2009.
          Terms not defined in this SAI have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Mutual Funds, P.O. Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 800-848-0920.

1

2

GENERAL INFORMATION AND HISTORY
          Nationwide Mutual Funds (the “Trust”) is an open-end management investment company formed under the laws of the state of Delaware by a Declaration of Trust dated September 30, 2004, as amended and restated October 28, 2004. The Trust currently consists of 36 separate series, each with its own investment objective. Each of the Funds featured herein is not a diversified fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES
          The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds.
          The following table sets forth permissible investments and techniques for each of the Funds. A “Y” in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.
          With respect to the Funds, this SAI uses the term “Fund” to include the Underlying Funds (as defined below) in which such Funds invest. Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund, including their respective Underlying Funds.

	Nationwide	Nationwide	Nationwide	Nationwide	Nationwide	Nationwide	Nationwide	Nationwide	Nationwide	Nationwide
	Destination	Destination	Destination	Destination	Destination	Destination	Destination	Destination	Destination	Retirement
Type of Investment or Technique	2010	2015	2020	2025	2030	2035	2040	2045	2050	Income
U.S. common stocks (including limited liability companies and interests in publicly traded limited partnerships)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Preferred stocks	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Convertible securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Short sales	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Small company stocks	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Special situation companies	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Illiquid securities/Restricted Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Borrowing money	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment companies (including exchange traded funds)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Real estate investment trusts (REITS)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Securities of foreign issuers	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Depositary receipts	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Securities from developing countries/emerging markets	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Foreign currencies	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
DEBT OBLIGATIONS
Long-term debt	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Long-term debt when originally issued but with 397 days or less remaining to maturity	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Short-term debt	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
U.S. government securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage-backed securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

1

	Nationwide	Nationwide	Nationwide	Nationwide	Nationwide	Nationwide	Nationwide	Nationwide	Nationwide	Nationwide
	Destination	Destination	Destination	Destination	Destination	Destination	Destination	Destination	Destination	Retirement
Type of Investment or Technique	2010	2015	2020	2025	2030	2035	2040	2045	2050	Income
Asset-backed securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Collateralized mortgage obligations	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Stripped mortgage securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Brady bonds	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Municipal Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Strip Bonds	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
TIPS Bonds	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Non-investment grade debt	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Loan participations and assignments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Sovereign debt (foreign) (denominated in U.S. $)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Foreign commercial paper) (denominated in U.S. $)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Zero coupon securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Step-coupon securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Pay-in-kind bonds	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Deferred payment securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
When-issued/delayed-delivery securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Standby Commitment Agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Floating and variable rate securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Money market instruments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
DERIVATIVES	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Futures	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Options	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Swap Agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Credit Default Swaps	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Forward currency contracts	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Lending portfolio securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment of securities lending collateral	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Reverse repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage dollar rolls	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Indexed securities
Nationwide Contract	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Exchange Traded Notes	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

2

		Nationwide		Nationwide
	Nationwide	Investor	Nationwide	Investor	Nationwide
	Investor	Destinations	Investor	Destinations	Investor
	Destinations	Moderately	Destinations	Moderately	Destinations
Type of Investment or Technique	Aggressive	Aggressive	Moderate	Conservative	Conservative
U.S. common stocks (including limited liability companies and interests in publicly traded limited partnerships)	Y	Y	Y	Y	Y
Preferred stocks
Convertible securities
Warrants
Short sales	Y	Y	Y	Y	Y
Small company stocks	Y	Y	Y	Y	Y
Special situation companies	Y	Y	Y	Y	Y
Illiquid securities/Restricted Securities	Y	Y	Y	Y	Y
Borrowing money	Y	Y	Y	Y	Y
Investment companies (including exchange traded funds)	Y	Y	Y	Y	Y
Real estate investment trusts (REITS)
Securities of foreign issuers	Y	Y	Y	Y	Y
Depositary receipts	Y	Y	Y	Y	Y
Securities from developing countries/emerging markets
Foreign currencies	Y	Y	Y	Y	Y
DEBT OBLIGATIONS
Long-term debt	Y	Y	Y	Y	Y
Long-term debt when originally issued but with 397 days or less remaining to maturity	Y	Y	Y	Y	Y
Short-term debt	Y	Y	Y	Y	Y
U.S. government securities	Y	Y	Y	Y	Y
Mortgage-backed securities	Y	Y	Y	Y	Y
Asset-backed securities	Y	Y	Y	Y	Y
Collateralized mortgage obligations	Y	Y	Y	Y	Y
Stripped mortgage securities
Brady bonds
Municipal Securities
Strip Bonds
TIPS Bonds	Y	Y	Y	Y	Y
Non-investment grade debt
Loan participations and assignments	Y	Y	Y	Y	Y
Sovereign debt (foreign) (denominated in U.S. $)	Y	Y	Y	Y	Y
Foreign commercial paper) (denominated in U.S. $)	Y	Y	Y	Y	Y
Zero coupon securities
Step-coupon securities	Y	Y	Y	Y	Y
Pay-in-kind bonds	Y	Y	Y	Y	Y
Deferred payment securities	Y	Y	Y	Y	Y
When-issued/delayed-delivery securities	Y	Y	Y	Y	Y
Floating and variable rate securities	Y	Y	Y	Y	Y
Money market instruments	Y	Y	Y	Y	Y
DERIVATIVES	Y	Y	Y	Y	Y
Futures	Y	Y	Y	Y	Y

3

		Nationwide		Nationwide
	Nationwide	Investor	Nationwide	Investor	Nationwide
	Investor	Destinations	Investor	Destinations	Investor
	Destinations	Moderately	Destinations	Moderately	Destinations
Type of Investment or Technique	Aggressive	Aggressive	Moderate	Conservative	Conservative
Options	Y	Y	Y	Y	Y
Swap Agreements	Y	Y	Y	Y	Y
Credit Default Swaps
Forward currency contracts	Y	Y	Y	Y	Y
Lending portfolio securities	Y	Y	Y	Y	Y
Repurchase agreements	Y	Y	Y	Y	Y
Investment of securities lending collateral
Mortgage dollar rolls	Y	Y	Y	Y	Y
Reverse repurchase agreements	Y	Y	Y	Y	Y
Indexed securities	Y	Y	Y	Y	Y
Nationwide Contract	Y	Y	Y	Y	Y
DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES
          The Funds are “funds-of-funds,” which means that each Fund invests primarily in other mutual funds. The Prospectuses discuss the investment objectives and strategies for the Funds and explain the types of Underlying Funds in which each Fund may invest. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each Fund allocates its assets among the different Underlying Funds, and each Fund is permitted to invest in the Nationwide Contract (described in more detail below). Each Nationwide Target Destination Fund (as defined below) will be designated by a target date intended to represent the approximate retirement year for the investor (assumed to be the year in which the investor is closest to age 65). As the target date approaches, each Nationwide Target Destination Fund will adjust and become increasingly conservative in its risk profile. Periodically, each Nationwide Investor Destinations Fund (as defined below) will adjust its asset allocation target ranges to ensure broad diversification and to adjust to changes in market conditions.
The Nationwide Target Destination Funds include the following Funds:
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund
The Nationwide Investor Destinations Funds include the following Funds:
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

4

          The following is a list of the mutual funds that are part of the Nationwide group of funds (the “Nationwide Funds”) that the Funds may currently invest in. The Nationwide Target Destination Funds also invest in unaffiliated funds and the Nationwide Investor Destinations Funds are permitted to do so. This list may be updated from time to time. Nationwide Fund Advisors (“NFA”) has employed a subadviser(s) for each Underlying Fund listed below. Each of the Underlying Funds is described in this SAI and its respective prospectus.
Nationwide Bond Index Fund
Nationwide Enhanced Income Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide Money Market Fund
Nationwide S&P 500 Index Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Index Fund
Debt Obligations
          Debt obligations are subject to an issuer’s inability to meet principal and interest payments on its obligations when due (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).
          Duration. Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of “term to maturity” or “average dollar weighted maturity” as measures of “volatility” or “risk” associated with changes in interest rates. Duration incorporates a security’s yield, coupon interest payments, final maturity and call features into one measure.
          Most debt obligations provide interest (“coupon”) payments in addition to final (“par”) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.
          Traditionally, a debt security’s “term-to-maturity” has been used as a measure of the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity “weighted” according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.
          There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in

5

determining the securities’ interest rate exposure. In these and other similar situations, the Funds’ investment adviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.
          The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.
          Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Rating Group (“Standard & Poor’s”) or Moody’s Investor Services (“Moody’s”). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of its adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer’s capital structure, existing debt and earnings history. Appendix A to this SAI contains further information about the rating categories of NRSROs and their significance.
          Subsequent to its purchase by a Fund, an issuer of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issuer to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund’s adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.
          In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.
          Medium-Quality Securities. The Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.
          Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities, a.k.a. junk bonds (hereinafter referred to as “lower-quality securities”) include (i) bonds rated as low as C by Moody’s, Standard & Poor’s, or Fitch, Inc. (“Fitch”), (ii) commercial paper rated as low as C by Standard & Poor’s, Not Prime by Moody’s or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower-quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the

6

issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.
          Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.
          As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund’s net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.
          Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.
          Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund’s net asset value and ability to dispose of particular securities, when necessary to meet such Fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.
          U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:
-	The Federal Housing Administration and the Farmers Home Administration;

7

-	The Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;

-	The Federal Home Loan Banks, whose securities are supported only by the credit of such agency;

-	The Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and

-	The Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.
          Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.
     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPS’ purchase price and its face value.
          Mortgage- and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is pass-through certificates. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties. There is no guarantee that these credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. Additionally, mortgage-backed securities purchased from private lenders are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loan.
          Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had, in many cases, higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.
          Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at

8

least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.
          The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experienced on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities will meet their obligations under the relevant policies or other forms of credit enhancement.
          Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.
          Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.
          The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.
          Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund’s net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

9

          There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA, and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of FNMA, and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Securities issued by FHLMC do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
          Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather the underlying assets are often consumer or commercial debt contracts such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. However, almost any type of fixed income assets may be used to create an asset-backed security, including other fixed income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. Asset-backed securities though present certain risks that are not presented by mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Asset-based securities may not have the benefit of any security interest in the related asset.
          Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are issued as Real Estate Mortgage Investment Conduits (“REMICs”). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as “Mortgage Assets”). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.
          Often, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.
          In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal,

10

including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
          A Fund may also invest in, among other types of CMOs, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.
          Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.
          Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a NRSRO.
          In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See “Additional General Tax Information For All Funds” in this SAI.
          A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting

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entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.
          Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as “Brady Bonds.” Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country’s economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund’s adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser’s expectations with respect to Brady Bonds will be realized.
          Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and, for payment of interest and (except in the case of principal collateralized Brady Bonds)

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principal, will be relying primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
          Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.
          Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.
          Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.
          The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.
          An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.
          Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.
          TIPS Bonds. TIPS are fixed-income securities issued by the U.S. Treasury whose principal value is adjusted periodically according to the rate of inflation. The U.S. Treasury uses a structure that accrues inflation into the principal value of the bond. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. TIPS bonds typically pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
          If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for

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inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.
          The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
          While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
          The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.
          Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
     Floating and Variable Rate Instruments. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.
     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.
     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund’s adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.
     A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund’s custodian.
          Zero Coupon Securities, Step-Coupon Securities, Pay-In-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its

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entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.
          Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.
          Current federal income tax law requires the holder of zero coupon securities, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
     Loan Participations and Assignments. Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Loan Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Loan Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Loan Participation. In the event of the insolvency of the lender selling a Loan Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the adviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.
     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.
     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

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Money Market Instruments
          Money market instruments may include the following types of instruments:
•	obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

•	obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

•	obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

•	asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

•	repurchase agreements;

•	bank or savings and loan obligations;

•	commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by a NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

•	bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

•	high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by a NRSRO or, if not rated, deemed to be of comparable quality by the investment adviser;

•	extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period;

•	unrated short-term (maturing in 397 days or less) debt obligations that are determined by a Fund’s adviser or subadviser to be of comparable quality to the securities described above.
              Extendable Commercial Notes. Each Fund may invest in extendable commercial notes (ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking note holder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating

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rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).
          The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. A Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.
     Bank Obligations. Bank obligations that may be purchased by a Fund include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.
     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.
     Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.
     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks and other risks associated with foreign investments. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.
When-Issued Securities and Delayed-Delivery Transactions
     When securities are purchased on a “when-issued” basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund’s outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.
     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will earmark or set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will earmark or set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to earmark or place additional assets in the

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segregated assets in order to ensure that the value of the segregated account remains equal to the amount of such Fund’s commitment. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it earmarks or sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will earmark or set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund’s liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase “when-issued” securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund’s commitment to purchase “when-issued” or “delayed-delivery” securities will not exceed 25% of the value of its total assets. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Standby Commitment Agreements
     These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.
     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from appreciation in the value of the security during the commitment period if the security is not ultimately issued.
     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.
Repurchase Agreements
     In connection with the purchase by a Fund of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers, the Fund’s custodian, or a subcustodian, will have custody of, and will earmark or segregate securities acquired by the Fund under such repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the U.S. Securities and Exchange Commission (the “SEC”) to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which a Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Fund’s custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund’s adviser reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.
Lending Portfolio Securities
     A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark-to-market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio

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securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the collateral. For the purposes of this policy, a Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.
     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund’s board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.
Investment of Securities Lending Collateral
          The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described elsewhere in the SAI. Collateral may also be invested in a money market mutual fund or short-term collective investment trust.
          Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of a Fund’s assets or provides for a minimum guaranteed rate of return to the investor.
          Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then an unconditional guarantee is provided by the issuer’s parent.
     Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.
Indexed Securities
          Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an “index”). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.
Small Company and Emerging Growth Stocks
Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk

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of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.
Limited Liability Companies
          Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
Interests in Publicly Traded Limited Partnerships
          Those Funds that invest in U.S. common stock may also invest in interests in publicly traded limited partnerships (limited partnership interests or units) which represent equity interests in the assets and earnings of the partnership’s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, interest income generated from limited partnerships deemed not to be ‘publicly traded’ will not be considered ‘qualifying income’ under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) and may trigger adverse tax consequences. Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in a Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.
Special Situation Companies
          “Special situation companies” include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in a Fund, to the extent that it invests a significant portion of its assets in these securities, may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser of such a Fund believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, a Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time a Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

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Foreign Securities
     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which typically are not associated with investing in United States securities. Since investments in foreign companies will frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value a Fund’s shares), and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the United States of any monies, which a Fund has invested in the country. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.
     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.
     Investment in Companies in Developing Market Countries. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.
     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in Asia, Latin America, Eastern Europe, the Middle East and Africa are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.
     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect a Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, a Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, a Fund’s inability to dispose fully and promptly of positions in declining markets will cause the Fund’s net asset value to decline as the value of the unsold positions is marked to lower prices. In addition,

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securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.
     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in those countries and the availability to the Fund of additional investments in those countries.
     Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Certain countries have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.
     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.
     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.
     Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.
     A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.
     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

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     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.
     Foreign Sovereign Debt. The Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Foreign Commercial Paper
     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper either for hedging purposes or in order to seek investment gain. The Funds believe that such investments do not involve the creation of a senior security, but nevertheless will earmark or establish a segregated account with respect to its investments in this type of commercial paper and maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.
Real Estate Investment Trusts
     Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.
     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity

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REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code.
     The Funds may invest in foreign real estate companies, including foreign real estate investment trusts (collectively, “foreign real estate companies”). Investing in foreign real estate companies makes the Fund susceptible to the same risks described above for REITS and foreign securities, as well as the risks associated with ownership of foreign real estate and with the foreign real estate industry in general and the risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.
Convertible Securities
          Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
          A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.
          A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.
          Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

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          Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (“PERCS”), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer’s common stock if the issuer’s common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer’s common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.
          A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.
          Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer’s corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.
          An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular securities, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund’s portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.
          Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities. For more information about zero coupon securities generally, see “Zero Coupon Securities, Pay-In-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities” below.

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Warrants
          Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.
Preferred Stock
          Preferred stocks, like many debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.
Short Selling of Securities
     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities “borrowed” from a broker. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium and/or interest which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. In addition, the broker may require the deposit of collateral (generally, up to 50% of the value of the securities sold short).
     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any premium or interest the Fund may be required to pay in connection with the short sale. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. However, any such dividend on a security sold short generally reduces the market value of the shorted security, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short-sale transaction. Whether a Fund will be successful in utilizing a short sale will depend, in part, on a Fund’s adviser’s or subadviser’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.
     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must segregate or earmark an amount of cash or other liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker to meet margin requirements in connection with the short sale (not including the proceeds from the short sale). While the short position is open, a Fund must maintain on a

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daily basis segregated or earmarked liquid assets at such a level that the amount segregated or earmarked plus the amount of collateral deposited with the broker as margin equals the current market value of the securities sold short.
     A Fund also may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box. For tax purposes a Fund that enters into a short sale “against the box” may be treated as having made a constructive sale of an “appreciated financial position” causing the Fund to realize a gain (but not a loss).
Restricted, Non-Publicly Traded and Illiquid Securities
     A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.
     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. A Fund does not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.
     Any such restricted securities will be considered to be illiquid for purposes of a Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust (“Board of Trustees”), the Fund’s adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, a Fund’s level of illiquidity may increase.

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     A Fund may sell over-the-counter (“OTC”) options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by a Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.
     A Fund’s adviser or subadviser will monitor the liquidity of restricted securities in a Fund, or portion thereof, it manages. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).
     Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.
     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund’s adviser or subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.
Borrowing
     Each Fund may borrow money from banks, limited by each Fund’s fundamental investment restriction (generally, 33-1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. A Fund may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing unless the Fund covers its exposure by segregating or earmarking liquid assets.
     Leverage. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on an Index Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, a Fund’s adviser in its best judgment nevertheless may determine to maintain a Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.
     Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Fund’s adviser or subadviser from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
           An Index Fund at times may borrow from affiliates of BlackRock, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

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Derivative Instruments
     A Fund’s adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward contracts, swaps and structured contracts, to hedge a Fund’s portfolio, for risk management, for obtaining exposure to a particular security or group of securities without actually purchasing such security or group of securities, or for any other permissible purposes consistent with the Fund’s investment objective. Derivative instruments are securities or agreements whose value is based on the value of an underlying asset (e.g., a security, currency or index) or the level of a reference index.
     Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.
     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (“CFTC”).
     Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.
     (1) Successful use of most of these instruments depends upon a Fund’s adviser’s or subadviser’s ability to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.
     (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund’s assets being hedged in terms of securities composition.
     (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund’s adviser or subadviser projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declines by more than the increase in the price of the security, a Fund could suffer a loss.
     (4) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a

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time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.
     For a discussion of the federal income tax treatment of a Fund’s derivative instruments, see “Additional General Tax Information.”
     Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under “Restricted, Non-Publicly Traded and Illiquid Securities” above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.
     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.
     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.
     A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In

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the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.
     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.
     Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
           An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell one of an interest rate hedging vehicle (such as a treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage a Fund’s interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.
     Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.
     Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s adviser believes it is more advantageous to a Fund than purchasing the futures contract.
           To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for “bona fide hedging” purposes as defined

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in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.
     A Fund will not enter into futures contracts and related options for other than “bona fide hedging” purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund’s assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund’s exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.
     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.
     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.
     Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.
     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because

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prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
     If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.
     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.
          Commodity Futures Contracts. The Funds may invest in commodity futures, subject to the 5% limitation described above for all futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Funds may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.
          Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
•	Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Funds are invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

•	Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Funds. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Funds to reinvest the proceeds of a maturing contract in a new futures contract, the Funds might reinvest at higher or lower futures prices, or choose to pursue other investments.

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•	Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices.
          Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
          With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, “Description of Portfolio Instruments And Investment Policies — Restricted, Non-Publicly Traded and Illiquid Securities.”
          Swap Agreements. A Fund may enter into interest rate, total return, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. “Total return swaps” are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.
          The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, a Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.
          Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund’s adviser’s or subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid.

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Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.
     A Fund will enter swap agreements only with counterparties that a Fund’s adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.
          Credit Default Swaps. A Fund may enter into credit default swap contracts. A Fund might use credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issuers (i.e., to reduce risk when the Fund owns or has exposure to such issuers). A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.
          As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, a Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
          As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk – that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation. At present, the Funds will not act as a seller in a credit default swap contract.
          Total Rate of Return Swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. A total rate of return swap will allow a Fund to quickly and cost effectively invest cash flows into a diversified basket of assets which has the risk/return prospect of the Fund’s stated benchmark.
          Hybrid Instruments. Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
          The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
          Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a highly rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note issuer, if there is neither a designated event of default (an

35

“Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”); or (ii) the value of the Reference Bond if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.
          Foreign Currency-Related Derivative Strategies — Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund’s securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.
          A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.
          The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
          There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.
          Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.
          Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund’s adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.
          Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
          At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting

36

transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.
          The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
          Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may effect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund’s investments denominated in that currency over time.
          A decline in the dollar value of a foreign currency in which a Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.
          A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in some instances, to adjust its currency exposure relative to its benchmark. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.
Securities of Investment Companies
          Each Fund is a “fund-of-funds” that seeks to meet its respective objective by investing in shares of other investment companies. The Trust has obtained an exemptive order from the SEC which generally permits, subject to the conditions stated in the exemptive order, the Funds to invest up to 100% of their respective assets in shares of other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by a Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.
          SPDRs and other Exchange Traded Funds. A Fund may invest in Standard & Poor’s Depository Receipts (“SPDRs”) and in shares of other exchange traded funds (collectively, “ETFs”). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor’s Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated index due to reductions in the SPDRs’ performance

37

attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis, although distributions by other ETFs may vary.
          ETF’s, including SPDRs, typically are not actively managed. Rather, an ETF’s usual objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, a Fund can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF’s price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.
Exchange-Traded Notes
          The Nationwide Target Destination Funds may invest in exchange-traded notes (“ETNs”), which are debt securities linked to an underlying index. Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.
Mortgage Dollar Rolls and Reverse Repurchase Agreements
     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing under the 1940 Act (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund’s liquidity and ability to manage its assets might be effected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination.
     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would earmark or set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated or earmarked assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated or earmarked assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated or earmarked assets are subject to interest rate risk because they settle later, then the Fund’s interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds (See “Borrowing”).
     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature

38

on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund’s adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.
The Nationwide Contract
          Each Fund may invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund’s performance may be hurt by its investment in the Nationwide Contract, Nationwide Fund Advisors (“NFA” or the “Adviser”) believes that the stable nature of the Nationwide Contract should reduce a Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously.
          Single issuer risk. While the Nationwide Contract is guaranteed by Nationwide as described above, if Nationwide becomes unable to meet this guarantee, a Fund that invests in the contract may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued and guaranteed by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it.
Temporary Investments
          Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or for other cash management purposes, or if a Fund’s adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund, may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.
PORTFOLIO TURNOVER
          The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of the Fund. The portfolio manager for each Fund is not limited by portfolio turnover in his management style, and a Fund’s portfolio turnover will fluctuate based on particular market conditions and stock valuations.
INVESTMENT RESTRICTIONS
          The following are fundamental investment restrictions for the Funds which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding shares means the vote of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (2) a majority of the outstanding voting securities, whichever is less.
Each Fund:

39

•	May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

•	May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

•	May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or SAI of the Fund.

•	May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

•	May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

•	May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Fund may invest more than 25% of its total assets in securities of issuers in that industry.
          Note, however, that the fundamental investment limitations described above do not prohibit each Fund from investing all or substantially all of its assets in the shares of other registered, open-end investment companies, such as the Underlying Funds.
          The following are the NON-FUNDAMENTAL operating policies of each of the Funds, which MAY BE CHANGED by the Board of Trustees WITHOUT SHAREHOLDER APPROVAL:
Each Fund may not:
•	Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.
•	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.
•	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.
•	Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund’s total assets at the time of such pledging, mortgaging or hypothecating.

40

          Note, however, that the non-fundamental investment limitations described above do not prohibit each Fund from investing all or substantially all of its assets in the shares of other registered, open-end investment companies, such as the Underlying Funds.
          If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
Internal Revenue Code Restrictions
          In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund’s holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund’s total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.
DISCLOSURE OF PORTFOLIO HOLDINGS
          The Board of Trustees has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter or affiliated persons of the Funds’ investment adviser or principal underwriter. The Trust’s overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings until such time as the information is made available to all shareholders or the general public.
          The policies and procedures are applicable to NFA. Pursuant to the policy, the Funds, NFA, and any service providers acting on their behalf are obligated to:
•	Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

•	Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and

•	Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.
          Portfolio holdings information that is not publicly available will be released selectively only pursuant to the exceptions described below. In most cases, where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 calendar days old. Nevertheless, NFA’s Executive Committee or its duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information.
          Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. The Funds disclose their complete portfolio holdings

41

information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds’ fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds’ fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.
          Exceptions to the portfolio holdings release policy described above can only be authorized by NFA’s Executive Committee or its duly authorized delegate and will be made only when:
•	A Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;

•	The recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and

•	The release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds’ fiduciary duties.
     Under this policy, the receipt of compensation by a Fund, NFA, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.
     The Funds have ongoing arrangements to distribute information about the Funds’ portfolio holdings to the Funds’ third party service providers described herein (e.g., investment adviser, subadvisers, registered independent public accounting firm, administrator, transfer agent, sub-administrator, sub-transfer agent, custodian and legal counsel) as well as Lipper Inc., Morningstar, Inc., RiskMetrics Group, Inc., FactSet Research Systems, Inc., the Investment Company Institute, and on occasion, to State Street Bank and Trust Company where it provides portfolio transition management assistance (e.g., upon change of subadviser, etc.). These organizations are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. No compensation or other consideration is received by the Funds, NFA or any other party in connection with each such ongoing arrangement.
     NFA conducts periodic reviews of compliance with the policy and the Funds’ Chief Compliance Officer provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. NFA’s compliance staff will also annually submit to the Board a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.
TRUSTEES AND OFFICERS OF THE TRUST
Management Information
Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

(1)	(2)	(3)	(4)	(5)
			Number of
			Portfolios in
	Position(s) Held		Fund
	with Fund and		Complex
Name and Year of	Length of Time	Principal Occupation(s)	Overseen by	Other Directorships
Birth	Served[1]	During Past 5 Years	Trustee	Held by Trustee[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment nd asset management).	94	None

42

(1)	(2)	(3)	(4)	(5)
			Number of
			Portfolios in
	Position(s) Held		Fund
	with Fund and		Complex
Name and Year of	Length of Time	Principal Occupation(s)	Overseen by	Other Directorships
Birth	Served[1]	During Past 5 Years	Trustee	Held by Trustee[2]

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	94	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore[3] 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	94	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	94	None

Barbara L. Hennigar 1935	Trustee since July 2000	Retired. Ms. Hennigar was Executive Vice President of OppenheimerFunds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999.	94	None

43

(1)	(2)	(3)	(4)	(5)
			Number of
			Portfolios in
	Position(s) Held		Fund
	with Fund and		Complex
Name and Year of	Length of Time	Principal Occupation(s)	Overseen by	Other Directorships
Birth	Served[1]	During Past 5 Years	Trustee	Held by Trustee[2]

Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	94	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a Board Member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of the Columbus Foundation, (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002.	94	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology oriented investment banking and venture capital firm) from 1995 until 2000.	94	None

[1]	Length of time served includes time served with the Trust’s predecessors

[2]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of NFA and Nationwide Fund Distributors LLC, principal underwriter to the Trust, is a wholly-owned subsidiary of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

44

Officers of the Trust

(1)	(2)	(3)	(4)	(5)
Number of
	Position(s)		Portfolios in
	Held with		Fund
	Fund and		Complex
Name and Year of	Length of Time	Principal Occupation(s)	Overseen by	Other Directorships
Birth	Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2] and is a Senior Vice President of NFS. From May 2004-May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc. and Vice President and Director of Touchstone Investments Business Operations from July 2002-May 2004.	N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008-June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[2]. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.	N/A	N/A

45

(1)	(2)	(3)	(4)	(5)
Number of
	Position(s)		Portfolios in
	Held with		Fund
	Fund and		Complex
Name and Year of	Length of Time	Principal Occupation(s)	Overseen by	Other Directorships
Birth	Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for Nationwide Funds Group[2]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[2].	N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.	N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].	N/A	N/A

Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[2]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC. From January 2003 until September 2004, Ms. Meyer was an independent marketing consultant.	N/A	N/A

46

(1)	(2)	(3)	(4)	(5)
Number of
	Position(s)		Portfolios in
	Held with		Fund
	Fund and		Complex
Name and Year of	Length of Time	Principal Occupation(s)	Overseen by	Other Directorships
Birth	Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]
Michael Butler 1959	Vice President and Chief Distribution Officer since January 2008	Mr. Butler is Chief Distribution Officer of Nationwide Funds Group (since May 2007) and President and Director of Nationwide Fund Distributors LLC (since January 2008)[2]. From January 2006 through April 2007, Mr. Butler was Vice President — Mutual Fund Strategy of Nationwide Financial Services, Inc.[2] and was Senior Vice President - Retirement Plan Sales of NFS Distributors, Inc. [2] from 2000 until January 2006.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.

[2]	This position is held with an affiliated person or principal underwriter of the Funds.

[3]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
Responsibilities of The Board of Trustees
     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.
Board of Trustees Committees
     The Board of Trustees has four standing committees: Audit, Valuation and Operations, Nominating and Fund Governance and Performance Committees.
          The purposes of the Audit Committee are to: (a) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; (b) oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (c) ascertain the independence of the Trust’s independent auditors; (d) act as a liaison between the Trust’s independent auditors and the Board; (e) approve the engagement of the Trust’s independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust’s investment adviser (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with the Trust’s investment advisers if the engagement relates to the Trust’s operations and financial reporting; (f) meet and consider the reports of the Trust’s independent auditors; (g) review and make recommendations to the Board regarding the Code of Ethics of the Trust and that of all Trust advisers, subadvisers, and principal underwriters and annually review changes to, violations of, and certifications with respect to such Code of Ethics; and (h) oversee the Trust’s written policies and procedures adopted under Rule

47

38a-1 of the 1940 Act and oversee the appointment and performance of the Trust’s designated Chief Compliance Officer. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust’s shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met ___ times during the past fiscal year and currently consists of the following Trustees: Mr. Allen (Chairman), Ms. Hennigar, Ms. Jacobs and Mr. Wetmore.
          The purposes of the Valuation and Operations Committee are to (a) oversee the implementation and operation of the Trust’s Valuation Procedures, applicable to all of the Trust’s portfolio securities; (b) oversee the implementation and operation of the Trust’s Rule 2a-7 Procedures, applicable to the Trust’s money market fund series; (c) oversee the Trust’s portfolio brokerage practices; and (d) oversee distribution of the Trust’s shares of beneficial interest. The Valuation and Operations Committee met ___times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore, Ms. Dryden, Ms. Hennigar, and Mr. Kridler (Chairman), each of whom is not an interested person of the Trust, as defined in the 1940 Act. Effective January 1, 2009, the Valuation and Operations Committee shall consist of the following Trustees: Mr. Allen, Mr. DeVore, Ms. Dryden and Mr. Kridler (Chairman).
     The Nominating and Fund Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures; (4) oversee the implementation of the Board’s policies regarding evaluations of the Board and Trustee peer evaluations; (5) review and make recommendations to the Board regarding the Proxy Voting Guidelines, Policies and Procedures of all Trust adviser and subadvisers; (6) periodic review of Trustee compensation and recommend appropriate changes to the Independent Trustees; (7) oversee implementation of the Trust’s Policy Regarding the Service by Trustees on the Boards of Directors of Public Companies and Unaffiliated Fund Companies; (8) review and make recommendations to the Board regarding the Board’s Statements of Policies Regarding Fund Governance and Board Oversight, Independence & Effectiveness; and (9) monitoring of the performance of legal counsel employed by the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust’s management. The Nominating and Fund Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met ___times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore (Chairman), Ms. Cholmondeley, Ms. Dryden, Mr. Kridler, and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act. Effective January 1, 2009, the Nominating and Fund Governance Committee shall consist of the following Trustees: Ms. Cholmondeley, Ms. Dryden (Chairperson), Ms. Hennigar and Mr. Wetmore.
     The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute Trustees to the Board of Trustees, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust’s Secretary. Shareholders wishing to present one or more candidates for Trustee for consideration may do so by submitting a signed written request to the Trust’s Secretary at Attn: Secretary, Nationwide Mutual Funds, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connection with the election of Trustees; (v) the name and background information of the proposed candidate(s) and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.
     The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be

48

appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, as the Committee deems to be necessary and appropriate and work with management to implement any recommended changes; (4) to review and monitor the performance of the Trust’s funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees; and (5) to review and monitor material conflicts of interest that may arise from a portfolio manager’s management of multiple accounts. This Committee met      times during the past fiscal year and currently consists of the following Trustees: Mr. Allen, Ms. Cholmondeley, and Ms. Jacobs (Chairperson), each of whom is not an interested person of the Trust, as defined in the 1940 Act. Effective January 1, 2009, the Performance Committee shall consist of the following Trustees: Ms. Cholmondeley, Mr. DeVore, Ms. Jacobs (Chairperson) and Mr. Kridler.
Ownership of Shares of Nationwide Mutual Funds as of December 31, 2008

(1)	(2)	(3)
		Aggregate Dollar Range of Equity Securities
		and/or Shares in All Registered Investment
	Dollar Range of Equity Securities and/or	Companies Overseen by Trustee in Family of
Name of Trustee	Shares in the Trust	Investment Companies
Charles E. Allen
Paula H.J. Cholmondeley
C. Brent DeVore
Phyllis Kay Dryden
Barbara L. Hennigar
Barbara I. Jacobs
Douglas F. Kridler
David C. Wetmore
Ownership in the Funds’ Investment Adviser1 Or Distributor2 as of December 31, 2008
Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

(1)	(2)	(3)	(4)	(5)	(6)
Name of Owners
	and Relationships	Name of	Title of Class of	Value of
Name of Trustee	to Trustee	Company	Security	Securities	Percent of Class
Charles E. Allen	N/A	N/A	N/A	None	N/A
Paula H.J. Cholmondeley	N/A	N/A	N/A	None	N/A
C. Brent DeVore	N/A	N/A	N/A	None	N/A
Phyllis Kay Dryden	N/A	N/A	N/A	None	N/A
Barbara L. Hennigar	N/A	N/A	N/A	None	N/A
Barbara I. Jacobs	N/A	N/A	N/A	None	N/A
Douglas F. Kridler	N/A	N/A	N/A	None	N/A
David C. Wetmore	N/A	N/A	N/A	None	N/A

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[1]	Nationwide Fund Advisors.

[2]	Nationwide Fund Distributors LLC or any company, other than an investment company, that controls a Fund’s adviser or distributor.
Compensation of Trustees
     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Adviser reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who also are employees of the Adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended October 31, 2008. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Fund Complex for the twelve months ended October 31, 2008. Trust officers receive no compensation from the Trust in their capacity as officers. The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

(1)	(2)	(3)	(4)	(5)
Pension
Retirement
	Aggregate	Benefits Accrued	Estimated Annual
	Compensation from	as Part of Trust	Benefits Upon	Total Compensation from
Name of Trustee	the Trust	Expenses	Retirement	the Fund Complex[1]
Charles E. Allen	$	N/A	N/A	$
Paula H.J. Cholmondeley		N/A	N/A
C. Brent DeVore		N/A	N/A
Phyllis Kay Dryden		N/A	N/A
Barbara L. Hennigar		N/A	N/A
Barbara I. Jacobs		N/A	N/A
Douglas F. Kridler		N/A	N/A
Michael D. McCarthy[2]		N/A	N/A
Arden L. Shisler[3]		N/A	N/A
David C. Wetmore		N/A	N/A

[1]	On October 31, 2008 the Fund Complex included two trusts comprised of 94 investment company funds or series.

[2]	Effective April 1, 2008, Mr. McCarthy resigned as a Trustee to the Trust.

[3]	Effective September 19, 2008, Mr. Shisler resigned as a Trustee of the Trust.
     Each of the Trustees and officers and their families are eligible to purchase Class D shares of the Funds which offer Class D shares, at net asset value without any sales charge.
Code of Ethics
     Federal law requires the Trust, each of its investment adviser, subadvisers, and principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Copies of these Codes of Ethics are on file with the SEC and are available to the public.

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Proxy Voting Guidelines
     Federal law requires the Trust, each of its investment adviser and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the SEC’s website at www.sec.gov. The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.
INVESTMENT ADVISORY AND OTHER SERVICES
Target Destination Funds
     Trust Expenses
     The Trust, on behalf of the Target Destination Funds, pays a unified management fee, as discussed in more detail below, pays the compensation of the Trustees who are not “interested persons” of Nationwide Funds Group (“NFG”) or its affiliates; interest charges; taxes; Rule 12b-1 fees; fees and expenses of legal counsel to the independent Trustees; the cost of investment securities and other investment assets and expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; administrative services fees under an Administrative Services Plan; the cost of share certificates representing shares of the Trust; expenses incurred by a Fund in connection with any merger or reorganization or any other expenses not incurred in the ordinary course of a Fund’s business. NFA may, from time to time, agree to voluntarily or contractually waive a portion of the unified management fee in order to limit total operating expenses for each Fund and/or classes.
     Unified Fee Management Agreement
     Under a Unified Fee Management Agreement with the Trust, NFA manages the Target Destination Funds in accordance with the policies and procedures established by the Board of Trustees. For these services, each Target Destination Fund pays NFA a unified management fee of 0.33% of the Fund’s average daily net assets. Out of that fee, NFA pays substantially all of the expenses of managing and operating a Fund, including those related to investment advisory services; mutual fund administration (including the daily calculation of each Fund’s net asset value); transfer agency; custody of the Funds’ assets; governmental fees; membership dues in the Investment Company Institute allocable to the Trust; fees and expenses of independent certified public accountants; fees and expenses of legal counsel to the Trust (excluding fees for any extraordinary matters or legal fees and costs in contemplation or arising out of litigation to which the Funds, the officers or the Trustees are a party or incurred in anticipation of becoming a party); expenses of preparing, filing, printing, and mailing shareholder reports, notices, proxy statements, and reports to governmental agencies; insurance and bonding premiums; the compensation and expenses of the Trust’s officers and Trustees who are “interested persons” of NFA; expenses relating to the issuance, registration, and qualification of shares of the Funds; and expenses related to printing and delivering prospectuses, statements of additional information and shareholder reports and supplements to any of the aforementioned to existing shareholders.
     Under the unified fee arrangement, the Trust, and not NFA, is responsible for payment of compensation to and expenses of the independent Trustees; interest charges; taxes; Rule 12b-1 fees; fees and expenses of legal counsel to the independent Trustees; the cost of investment securities (and other investment assets) and expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; the cost of share certificates representing shares of the Trust; administrative services fees under an Administrative Services Plan; expenses incurred by a Fund in connection with any merger or reorganization or any other expenses not incurred in the ordinary course of a Fund’s business.
     The unified management fee paid to NFA is in addition to, and does not include, the indirect investment management fees and other operating expenses that the Funds pay as shareholders of an affiliated or unaffiliated Underlying Fund. NFA and the Board of Trustees concur that the fees paid to NFA are for services in addition to the services provided by the Underlying Funds and do not duplicate those services.

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     The Unified Fee Management Agreement also specifically provides that NFA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated at any time as to a Fund, without penalty, by vote of a majority of the outstanding voting securities of that Fund, by the Board of Trustees or NFA, on not more than 60 days written notice. The Agreement further provides that NFA may render similar services to others.
Investor Destinations Funds
     Trust Expenses
     The Trust, on behalf of the Investor Destination Funds, pays the compensation of the Trustees who are not employees of NFG, or its affiliates, and all expenses (other than those assumed by NFA), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust’s Fund Administration and Transfer Agency Agreement, which includes the expenses of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholder reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of shareholder meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. NFA may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for each Investor Destinations Fund, as described below.
     Investment Advisory Agreement
     Under the Investment Advisory Agreement with the Trust, NFA manages the Investor Destinations Funds in accordance with the policies and procedures established by the Trustees. For services provided under the Investment Advisory Agreement, NFA receives from each Investor Destinations Fund an annual fee, paid monthly, of 0.13%, based on average daily net assets of each Fund.
     The Investment Advisory Agreement also specifically provides that NFA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of one year and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated at any time as to a Fund, without penalty, by vote of a majority of the outstanding voting securities of that Fund, by the Board of Trustees or NFA, on not more than 60 days written notice. The Agreement further provides that NFA may render similar services to others.
Investment Adviser
     NFA manages the day-to-day investments of the assets of the Funds. NFA, located at 1200 River Road, Suite 1000, Conshohocken, PA 19428, is a wholly owned subsidiary of NFS, which is a direct majority-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual

52

Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.
     NFA pays the compensation of the officers of the Trust employed by NFA and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by NFG and its affiliates. NFA also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, NFA pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.
Limitation of Fund Expenses
     In the interest of limiting the expenses of the Funds, NFA may from time to time waive some, or all, of its investment advisory fee or reimburse other fees for certain Funds. In this regard, NFA has entered into an expense limitation agreement with the Trust on behalf of the Investor Destinations Funds (the “Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, NFA has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Class of each such Fund to the limits described below. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.
     With respect to the Investor Destinations Funds, NFA may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless: (i) such Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.
     Until at least February 28, 2010 NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred by a Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business, for the Investor Destinations Funds of the Trust to 0.25% for Class A shares, Class B shares, Class C shares, Class R2 shares, Service Class shares, and Institutional Class shares.
Investment Advisory Fees
     During the fiscal years ended October 31, 2008, 2007 and 2006 (unless otherwise noted), NFA earned the following fees for investment advisory services:

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	Investment Advisory Fees
	Year Ended October 31,
	2008		2007				2006
Fund	Fees Earned[1]	Fees Reimbursed[2]	Fees Earned[1]		Fees Reimbursed		Fees Earned[1]	Fees Reimbursed
Nationwide Destination 2010 Fund			$599	[3]	$308	[3]	n/a	n/a
Nationwide Destination 2015 Fund			587	[3]	303	[3]	n/a	n/a
Nationwide Destination 2020 Fund			594	[3]	306	[3]	n/a	n/a
Nationwide Destination 2025 Fund			591	[3]	896	[3]	n/a	n/a
Nationwide Destination 2030 Fund			608	[3]	313	[3]	n/a	n/a
Nationwide Destination 2035 Fund			595	[3]	306	[3]	n/a	n/a
Nationwide Destination 2040 Fund			595	[3]	306	[3]	n/a	n/a
Nationwide Destination 2045 Fund			596	[3]	307	[3]	n/a	n/a
Nationwide Destination 2050 Fund			599	[3]	309	[3]	n/a	n/a
Nationwide Retirement Income Fund			581	[3]	299	[3]	n/a	n/a
Nationwide Investor Destinations Aggressive Fund			1,376,772		0		$904,652	$0
Nationwide Investor Destinations Moderately Aggressive Fund			2,175,741		0		1,535,291	0
Nationwide Investor Destinations Moderate Fund			2,149,266		0		1,698,138	0
Nationwide Investor Destinations Moderately Conservative Fund			475,321		0		376,578	0
Nationwide Investor Destinations Conservative Fund			297,273		0		248,596	0

[1]	Fees net of reimbursement.

[2]	Prior to August 1, 2008, the Target Destination Funds were subject to a unified advisory fee of 0.50%, and NFA waived an amount equal to 0.17%.

[3]	For the period from August 29, 2007 (commencement of operations) through the fiscal year ended October 31, 2007.

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Multi-Manager Structure
          NFA and the Trust have received from the SEC an exemptive order for a multi-manager structure which allows NFA to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval. If a subadviser is hired, the change will be communicated to shareholders within 90 days of such change, and all changes will be approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or NFA. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.
          NFA provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective subadvisers and thereafter monitoring the performance of the subadvisers through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadvisers. NFA has responsibility for communicating performance expectations and evaluations to the subadvisers and ultimately recommending to the Trust’s Board of Trustees whether a subadviser’s contract should be renewed, modified or terminated; however, NFA does not expect to recommend frequent changes of subadvisers. NFA will regularly provide written reports to the Trust’s Board of Trustees regarding the results of its evaluation and monitoring functions. Although NFA will monitor the performance of the subadvisers, there is no certainty that the subadvisers or the Funds will obtain favorable results at any given time.
          Currently, NFA is responsible for the day-to-day management of the allocation of each Fund’s assets among the asset classes and Underlying Funds and does not utilize the services of a subadviser.
Portfolio Managers
          Appendix C contains the following information regarding the portfolio manager identified in the Funds’ Prospectus: (i) the dollar range of the portfolio manager’s investments in each Fund; (ii) a description of the portfolio manager’s compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.
Distributor
          Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1200 River Road, Suite 1000, Conshohocken, PA 19428, serves as underwriter for each Fund in the continuous distribution of its shares pursuant to an Underwriting Agreement dated May 1, 2007 (the “Underwriting Agreement”). Unless otherwise terminated, the Underwriting Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust’s Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NFD is a wholly-owned subsidiary of NFS Distributors, Inc., which in turn is a wholly-owned subsidiary of NFS. The following entities or people are affiliates of the Trust and are also affiliates of NFD:
Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide SA Capital Trust
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Michael S. Spangler
Stephen T. Grugeon
Dorothy Sanders
Joseph Finelli

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Doff Meyer
Michael Butler
Eric Miller
     In its capacity as distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon sales of shares of each of the Funds.
          During the fiscal years ended October 31, 2008, 2007 and 2006, NFD received the following commissions from the sale of shares of the Funds:

	Years ended October 31
Funds	2008	2007		2006
Nationwide Destination 2010 Fund		n/a	[1]	n/a
Nationwide Destination 2015 Fund		n/a	[1]	n/a
Nationwide Destination 2020 Fund		n/a	[1]	n/a
Nationwide Destination 2025 Fund		n/a	[1]	n/a
Nationwide Destination 2030 Fund		n/a	[1]	n/a
Nationwide Destination 2035 Fund		n/a	[1]	n/a
Nationwide Destination 2040 Fund		n/a	[1]	n/a
Nationwide Destination 2045 Fund		n/a	[1]	n/a
Nationwide Destination 2050 Fund		n/a	[1]	n/a
Nationwide Retirement Income Fund		n/a	[1]	n/a
Nationwide Investor Destinations Aggressive Fund		$43,204		$51,440.11
Nationwide Investor Destinations Moderately Aggressive Fund		62,547		95,770.57
Nationwide Investor Destinations Moderate Fund		49,141		78,286.98
Nationwide Investor Destinations Moderately Conservative Fund		6,525		24,246.15
Nationwide Investor Destinations Conservative Fund		4,717		11,462.75

[1]	For the period from August 29, 2007 (commencement of operations) through the fiscal year ended October 31, 2007.
          NFD also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B, and Class C shares (and certain Class A shares). During the fiscal years ended October 31, 2008, 2007 and 2006, NFD received the following amounts from such sales charges:

Years ended October 31
Funds	2008	2007		2006
Nationwide Destination 2010 Fund		n/a	[1]	n/a
Nationwide Destination 2015 Fund		n/a	[1]	n/a
Nationwide Destination 2020 Fund		n/a	[1]	n/a
Nationwide Destination 2025 Fund		n/a	[1]	n/a
Nationwide Destination 2030 Fund		n/a	[1]	n/a
Nationwide Destination 2035 Fund		n/a	[1]	n/a
Nationwide Destination 2040 Fund		n/a	[1]	n/a
Nationwide Destination 2045 Fund		n/a	[1]	n/a
Nationwide Destination 2050 Fund		n/a	[1]	n/a

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	Years ended October 31
Funds	2008	2007		2006
Nationwide Retirement Income Fund		n/a	[1]	n/a
Nationwide Investor Destinations Aggressive Fund		$44,215		$36,899
Nationwide Investor Destinations Moderately Aggressive Fund		74,129		75,184
Nationwide Investor Destinations Moderate Fund		57,091		67,053
Nationwide Investor Destinations Moderately Conservative Fund		28,522		17,791
Nationwide Investor Destinations Conservative Fund		19,940		18,714

[1]	For the period from August 29, 2007 (commencement of operations) through the fiscal year ended October 31, 2007.
     From such contingent deferred sales charges, NFD retained $___, $___ and $___ for 2008, 2007 and 2006, respectively, after reallowances to dealers. NFD reallows to dealers 5.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 5.75%, 4.00% on Class B shares of the Funds, and 1.85% on Class C shares of the Funds.
Distribution Plan
     The Trust has adopted a Distribution Plan (the “Plan”) under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate NFD, as the Funds’ principal underwriter, for expenses associated with the distribution of certain classes of shares of the Funds. Although actual distribution expenses may be more or less, the Funds, or the applicable class, as indicated below, pay NFD an annual fee in an amount that will not exceed the following amounts:
•	0.25% of the average daily net assets of the Funds’ Class A shares (distribution or service fee)

•	1.00% of the average daily net assets of the Investor Destinations Funds’ Class B and Class C shares (0.25% service fee)

•	1.00% of the average daily net assets of the Target Destination Funds’ Class C shares (0.25% service fee)

•	0.65% of the average daily net assets of the Target Destination Funds’ Class R1 shares (0.25% service fee)

•	0.50% of the average daily net assets of the Funds’ Class R2 shares (0.25% service fee)
     During the fiscal year ended October 31, 2008, NFD earned the distribution fees under the Plan as shown in the following table.

Fund	Class A	Class B	Class C	Class R1	Class R2	Service Class
Nationwide Destination 2010 Fund	$	n/a	$	$	$	n/a
Nationwide Destination 2015 Fund		n/a				n/a
Nationwide Destination 2020 Fund		n/a				n/a
Nationwide Destination 2025 Fund		n/a				n/a
Nationwide Destination 2030 Fund		n/a				n/a
Nationwide Destination 2035 Fund		n/a				n/a

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Fund	Class A	Class B	Class C	Class R1	Class R2	Service Class
Nationwide Destination 2040 Fund		n/a				n/a
Nationwide Destination 2045 Fund		n/a				n/a
Nationwide Destination 2050 Fund		n/a				n/a
Nationwide Retirement Income Fund		n/a				n/a
Nationwide Investor Destinations Aggressive Fund				n/a
Nationwide Investor Destinations Moderately Aggressive Fund				n/a
Nationwide Investor Destinations Moderate Fund				n/a
Nationwide Investor Destinations Moderately Conservative Fund				n/a
Nationwide Investor Destinations Conservative Fund				n/a
          As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the “Independent Trustees”). The Plan was initially approved by the Board of Trustees on March 5, 1998. The Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.
          The Board of Trustees believes that the Plan is in the best interests of a Fund since it encourages Fund growth and maintenance of Fund assets. As a Fund grows in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.
          NFD has entered into, and will enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Funds’ shares including, but not limited to, those discussed above. NFD or an affiliate of NFD pays additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate, NFS or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.
          The Trust has been informed by NFD that during the fiscal year ended October 31, 2008 the following expenditures were made using the 12b-1 fees received by NFD with respect to the Funds:

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			Financing	Broker-
	Prospectus	Distributor	Charges with	Dealer
	Printing &	Compensation	respect to B	Compensation
Funds	Mailing[1]	& Costs	& C shares	& Costs
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Moderate Fund

[1]	Printing and mailing of prospectuses to other than current Fund shareholders.
     A Fund may not recoup the amount of unreimbursed expenses in a subsequent fiscal year and does not generally participate in joint distribution activities with other Funds. To the extent that certain Funds utilize the remaining Rule 12b-1 fees not allocated to “Broker-Dealer Compensation and Costs” or “Printing and Mailing” of a prospectus which covers multiple Funds, however, such other Funds may benefit indirectly from the distribution of the Fund paying the Rule 12b-1 fees.
Administrative Services Plan
     Under the terms of an Administrative Services Plan, the Trust is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services for the Funds. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements, showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required. With respect to the Class R, Class R1 and Class R2 shares, these types of administrative support services will be exclusively provided for retirement plans and their plan participants.
     As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which NFS has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, and is the parent company of NFA, and the indirect parent company of NFD. In consideration for providing administrative support services, NFS and other entities with which the Trust may

59

enter into Servicing Agreements (which may include NFD) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A, Class R1, Class R2, Service Class and Institutional Service Class shares of the Funds, respectively.
     During the fiscal year ended October 31, 2008, NFS and its affiliates received $___in administrative services fees from the Funds.
Fund Administration and Transfer Agency Services
          Under the terms of a Fund Administration and Transfer Agency Agreement dated May 1, 2007, as amended and restated June 11, 2008, Nationwide Fund Management LLC (“NFM”), an indirect wholly-owned subsidiary of NFS, provides various administrative and accounting services to the Funds, including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. NFM is paid a combined annual fee for fund administration and transfer agency services based on the Trust’s average daily net assets. The assets of the Funds are excluded from the Trust asset level amount in order to calculate the asset based fee. The Funds do not pay any part of this fee. In addition, the Trust also pays out-of-pocket expenses (including, but not limited to, the cost of pricing services that NFM utilizes and any networking fees paid as out-of-pocket expenses) reasonably incurred by NFM in providing services to the Trust. In addition to these fees, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Trust, including, but not limited to, networking fees (“Networking Fees”) paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders (“beneficial accounts”). Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, the Networking Fees range from $6 to $20 per beneficial account.
          During the fiscal years ended October 31, 2008, 2007 and 2006, Nationwide SA Capital Trust, the Trust’s previous administrator, and NFM, as the administrator and transfer agent, were paid combined fund administration and transfer agency fees from the Funds as follows:

	Year Ended	Year Ended		Period Ended
Fund	October 31, 2008	October 31, 2007		October 31, 2006
Nationwide Destination 2010 Fund		n/a	[1]	n/a

Nationwide Destination 2015 Fund		n/a	[1]	n/a

Nationwide Destination 2020 Fund		n/a	[1]	n/a

Nationwide Destination 2025 Fund		n/a	[1]	n/a

Nationwide Destination 2030 Fund		n/a	[1]	n/a

Nationwide Destination 2035 Fund		n/a	[1]	n/a

Nationwide Destination 2040 Fund		n/a	[1]	n/a

Nationwide Destination 2045 Fund		n/a	[1]	n/a

Nationwide Destination 2050 Fund		n/a	[1]	n/a

Nationwide Retirement Income Fund		n/a	[1]	n/a

Nationwide Investor Destinations Aggressive Fund		$229,508		$0

Nationwide Investor Destinations Moderately Aggressive Fund		318,639		0

Nationwide Investor Destinations Moderate Fund		292,862		0

Nationwide Investor Destinations Moderately Conservative Fund		80,874		0

Nationwide Investor Destinations Conservative Fund		51,230		0

[1]	For the period from August 29, 2007 (commencement of operations) through the fiscal year ended October 31, 2007.
Sub-Administration

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          NFM has entered into a Services Agreement with Citi Fund Services, Inc. (“Citi”), 3435 Stelzer Road, Columbus, Ohio 43219, effective November 1, 2001, to provide certain fund administration and transfer agency services for each of the Funds. For these services with respect to these Funds, NFM does not pay a fee.
Custodian
          JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017, is the Custodian for the Trust and makes all receipts and disbursements under a Custody Agreement. The Custodian performs no managerial or policy making functions for the Funds.
Legal Counsel
     Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust’s legal counsel.
Independent Registered Public Accounting Firm
                                                                                                          , serves as the Independent Registered Public Accounting Firm for the Trust.
Brokerage Allocation
          NFA or a subadviser is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. 1 In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer’s purchase and sale price. This spread is the dealer’s profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a “principal” rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.
          Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction, i.e., execution at the most favorable prices and in the most effective manner possible. “Best price-best execution” encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security; the commission charged; the promptness, availability and reliability of execution; the confidentiality and placement accorded the order; and customer service. Therefore, “best price-best execution” does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided. NFA has complete freedom as to the markets in and the broker-dealers through which it seeks this result.
          Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to NFA or a subadviser. In placing orders with such broker-dealers, NFA or the subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to NFA or a subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce NFA’s or a subadviser’s normal research activities or expenses.
          There may be occasions when portfolio transactions for the Funds are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served

[1]	Because the Funds will invest primarily in shares of the Underlying Funds it is expected that all transactions in portfolio securities for these Funds will be entered into by the Underlying Funds.

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by NFA or a subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when NFA or a subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.
          In purchasing and selling investments for the Funds, it is the policy of NFA or a subadviser to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by NFA or a subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, NFA or a subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.
          NFA or a subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Exchange Act, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to NFA or a subadviser are considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to NFA or a subadviser pursuant to its respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to NFA or a subadviser in serving its other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. NFA and any subadviser are prohibited from considering the broker-dealers sale of shares of a Fund, except as may be specifically permitted by law.
          Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer’s selection, nor is the selection of any broker-dealer based on the volume of shares sold.
     For the fiscal year ended October 31, 2008, the Funds did not direct transactions or pay related commissions for transactions to a broker because of research services provided.
     Under the 1940 Act, “affiliated persons” of the Funds are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, the Funds may purchase securities from underwriting syndicates of which an affiliate, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.
          Each of the Funds contemplates that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through “affiliated broker/dealers,” as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an “affiliated broker/dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Funds’ policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of NFA or the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such

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broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Funds. NFA and each subadviser do not deem it practicable or in the Funds’ best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.
          During the fiscal years ended October 31, 2008, 2007 and 2006, and for the fiscal year ended October 31, 2008 and the period from August 29, 2007 through October 31, 2007, the Investor Destinations Funds and Target Destination Funds, respectively, did not pay brokerage commissions [CONFIRM FOR TD], did not hold direct investments in securities of their regular broker-dealers and did not pay brokerage commissions to affiliated brokers.
ADDITIONAL INFORMATION ON PURCHASES AND SALES
Class A Sales Charges
     The chart below show the Class A sales charges, which decrease as the amount of your investment increases.

	Sales charge as %	Sales charge as %	Dealer
Amount of purchase	of offering price	of amount invested	Commission
less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None
Waiver of Class A Sales Charges
          You may qualify for a reduced Class A sales charge if you own or are purchasing shares of the Funds. You may also qualify for a waiver of the Class A sales charges. To receive the reduced or waived sales charge, you must inform Customer Service or your broker or other intermediary at the time of your purchase that you qualify for such a reduction or waiver. If you do not inform Customer service or your intermediary that you are eligible for a reduced or waived sales charge, you may not receive the discount or waiver that you are entitled to. You may have to produce evidence that you qualify for a reduced sales charge or waiver before you will receive it.
     The sales charge applicable to Class A shares may be waived for the following purchases due to the reduced marketing effort required by NFD:
(1)	shares sold to other registered investment companies affiliated with NFG,

(2)	shares sold:
(a)	to any pension, profit sharing, or other employee benefit plan for the employees of NFG, any of its affiliated companies, or investment advisory clients and their affiliates;

(b)	to any endowment or non-profit organization;

(c)	401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, nonqualified deferred compensation plans and other retirement accounts;

(d)	to any life insurance company separate account registered as a unit investment trust;

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(e)	to Trustees and retired Trustees of the Trust (including its predecessor Trusts);

(f)	to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses (including domestic partners), children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, (“Immediate Relatives”)), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of NFA and its affiliates;

(g)	to directors, officers, and full-time employees, their spouses (including domestic partners), children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.;

(h)	to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;

(i)	to any person who pays for the shares with the proceeds from sale(s) of Class D shares of another Nationwide Fund.
(3)	Class A shares sold:
(a)	to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for those persons;

(b)	to any directors, officers, full-time employees, sales representatives and their employees, their spouses (including domestic partners), children or Immediate Relatives, or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor;

(c)	to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code;

(d)	to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund.
REDUCTION OF SALES CHARGES
Reduction of Class A sales charges
Shareholders can reduce or eliminate Class A shares’ initial sales charge through one or more of the discounts described below:
•	A larger investment. The sales charge decreases as the amount of your investment increases.

•	Rights of Accumulation. You and members of your family who live at the same address can add the current value of your Class A, Class B and Class C investments in the Nationwide Funds (except shares of the Nationwide Money Market Fund), that you currently own or are currently purchasing to the value of your Class A purchase, possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of a Nationwide Fund, these purchases may also be combined.

•	Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you will pay one half of the published sales charge if you make your investment 60 days after receiving the proceeds.

•	No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A or Class D shares of an equal or greater amount if you

64

have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

•	Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Nationwide Money Market Fund) and your sales charge will be based on the total amount you intend to invest. You can also combine your purchase of Class B and Class C Shares to fulfill your Letter of Intent. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.
Class B Shares of the Investor Destinations Funds and CDSC
          Effective December 31, 2008, Class B shares are offered only (1) to current shareholders of Class B shares that wish to add to their existing Class B investments in the same fund; (2) to current shareholders of Class B shares exchanging into Class B shares of another Nationwide Fund; and (3) through reinvestment of dividends or distributions that are paid on Class B shares in additional Class B shares. NFD compensates broker-dealers and financial intermediaries for sales of Class B shares from its own resources at the rate of 4.00% of such sales. A CDSC, payable to NFD, will be imposed on any redemption of Class B shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. The CDSC is never imposed on dividends, whether paid in cash or reinvested, or on appreciation over the initial purchase price. The CDSC applies only to the lesser of the original investment or current market value.
          Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:

CDSC on Shares
Years of after Purchase	Being Sold
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and following	0.00%
          For purposes of calculating the CDSC, it is assumed that the oldest Class B shares remaining in your account will be sold first.
Automatic Withdrawal Plan (AWP) on Class B Shares (Investor Destinations Funds)
          You will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. See the section entitled “Systematic Investment Strategies” for more information.
Conversion Features for Class B Shares (Investor Destinations Funds)
          Class B shares which have been outstanding for seven years will automatically convert to Class A shares in the next month following the seventh anniversary of the date on which such Class B shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder’s Class B shares

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converting to Class A shares bears to the shareholder’s total Class B shares not acquired through dividends and distributions.
          If you affect one or more exchanges among Class B shares of the Funds during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B shares into the Prime Shares of the Nationwide Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Nationwide Money Market Fund.
Class A Finder’s Fee and Corresponding CDSC
          As of March 1, 2003, there are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. An investor may purchase $1 million or more of Class A shares in one or more of the Nationwide Funds and avoid the front-end sales charge. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems such Class A shares within 18 months of the date of purchase. With respect to such purchases, the Distributor may pay dealers a finders’ fee (as described below) on investments made in Class A shares with no initial sales charge. The CDSC covers the finder’s fee paid by the Distributor to the selling dealer. For the selling dealer to be eligible for the finders’ fee, the following requirements apply:
•	The purchase can be made in any combination of the Funds. The amount of the finder’s fee will be determined based on the particular combination of the Funds purchased. The applicable finder’s fee will be determined on a pro rata basis to the purchase of each particular Fund.

•	The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase.
     The CDSC will equal the amount of the finder’s fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund. The Class A CDSC will not exceed the aggregate amount of the finder’s fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Nationwide Funds an investor made that were subject to the Class A CDSC.
Amount of Finder’s Fee/Contingent Deferred Sales Charge

	Amount of Purchase
	$1 million to	$4 million to	$25 million
Funds Purchased	$3,999,999	$24,999,999	or more
Investor Destinations Funds	0.15%	0.10%	0.05%
Nationwide Target Destination Funds	0.50%	0.35%	0.15%
CDSC for Class C Shares
          You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% of sales of Class C shares of the Funds.
Other Dealer Compensation
          In addition to the dealer commissions and payments under its 12b-1 Plan, from time to time, NFA and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. NFA and/or its affiliates may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or

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sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by NFA.
          In addition to these payments described above, NFA or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, NFA or its affiliates may pay or allow other incentives or payments to intermediaries.
          The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:
•	the Distributor and other affiliates of NFA,

•	broker-dealers,

•	financial institutions, and

•	other financial intermediaries through which investors may purchase shares of a Fund.
          Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.
Class R1 and Class R2 Shares
          Class R shares of the Investor Destinations Funds were renamed Class R2 shares effective as of the date of this SAI. Class R1 and Class R2 shares generally are available only to 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, “retirement plans”) whereby the retirement plan or the retirement plan’s financial service firm has an agreement with NFD to utilize such shares in certain investment products or programs. Class R1 and Class R2 shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R1 and Class R2 shares also are generally available only to retirement plans where Class R1 and Class R2 shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial services firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other retirement plan service provider. Class R1 and Class R2 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, one person Keogh plans, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.
          A retirement plan’s intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of a Fund, one of these other classes may be more appropriate than Class R1 or Class R2 shares. Specifically if a retirement plan eligible to purchase Class R1 or Class R2 shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R1 and Class R2 share investors and/or the retirement plan’s intermediaries have elected to forgo the level of compensation that Class R1 and Class R2 shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan’s intermediaries may receive different compensation depending upon which class is chosen.
Redemptions
          A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. The Trust may suspend the right of redemption for such

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periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.
In Kind Redemptions
          The Funds generally plan to redeem their shares for cash with the following exceptions. As described in the Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, taking into account the best interests of all fund shareholders, to honor any redemption request by transferring some of the securities held by the Fund directly to you (an “in kind redemption”).
          The Trust’s Board of Trustees has adopted procedures for redemptions in-kind to affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities. Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder’s redemption request – thus limiting the potential adverse effect on the distributing Fund’s net asset value.
Medallion Signature Guarantee
          A Medallion signature guarantee is required if: (1) your account address has changed within the last 15 calendar days; (2) the redemption check is made payable to anyone other than the registered shareholder; (3) the proceeds are sent to a bank account not previously designated or changed within the past 10 business days; (4) proceeds are mailed to an address other than the address of record; or (5) the redemption proceeds are being wired to bank for which instructions are currently not on your account. The Distributor reserves the right to require a Medallion signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Distributor reserves the right to require that your signature be guaranteed by an authorized agent of an “eligible guarantor institution,” which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A Medallion signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy. The Distributor, at its discretion, may waive the requirement for a signature guarantee.
Accounts with Low Balances
          If the value of an account falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, a shareholder is generally subject to a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. The Fund will sell shares from an account quarterly to cover the fee.
          The Trust reserves the right to sell the rest of a shareholder’s shares and close its account if that shareholder makes a sale that reduces the value of its account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, the Trust will give a shareholder notice and allow that shareholder 60 days to purchase additional shares to avoid this action. The Trust does this because of the high cost of maintaining small accounts.
VALUATION OF SHARES

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          All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.
          The net asset value per share (“NAV”) of each Fund is determined once daily, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4 P.M. Eastern Time) on each business day the Exchange is open for regular trading and on such other days as the Board determines (together, the “Valuation Time”). However, to the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.
          The Trust will not compute NAV for the Funds on customary national business holidays, including the following: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and any other days when the Exchange is closed.
          Each Fund reserves the right to not determine NAV when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund’s portfolio do not affect the NAV.
          The offering price for orders placed before the close of the Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of shares in the Underlying Funds). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class’ shares outstanding. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
          Investments in the Underlying Funds are generally based on the NAV of those mutual funds, which in turn may use fair value pricing, as discussed below. Shares of exchange-traded funds are valued based on the prices at which they trade on the stock exchanges on which they are listed.
          Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the Exchange (usually 4 P.M. Eastern Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades.
          Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury bills, having a remaining maturity of 60 days or less are considered to be “short-term” and may be valued at amortized cost which approximates market value.
          Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of NFA or a designee of NFA, are valued at fair value under procedures approved by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.
          The Funds holding foreign equity securities (the “Foreign Equity Funds”) value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at

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various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the NAV of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
SYSTEMATIC INVESTMENT STRATEGIES
          Automatic Asset Accumulation - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in a Fund.
          Automatic Asset Transfer - This systematic investment plan allows you to transfer $25 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Nationwide Money Market Fund to a Fund, sales charges may apply if not already paid.
          Automatic Withdrawal Plan (“AWP”) ($50 or More) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, semiannually or annually, to you (or anyone you designate) from your account for Class A and Class C shares. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Transfer Agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce and eventually deplete your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge. The $50 minimum is waived for required minimum distributions from individual retirement accounts.
          For Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through AWP will also count toward the 12% limit. In the case of AWP, the 12% limit is calculated at the time of an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.

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          For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through AWP will also count toward the 12% limit. In the case of AWP, the 12% limit is calculated at the time of an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential.
INVESTOR PRIVILEGES
          The Funds offer the following privileges to shareholders. Additional information may be obtained by calling NFD toll free at 800-848-0920.
          No Sales Charge on Reinvestments - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same fund and class or another specifically requested fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will be automatically reinvested in the form of additional shares.
          Exchange Privilege - The exchange privilege is a convenient way to exchange shares from one Nationwide Fund to another Nationwide Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the fund being purchased. The exchange privilege may be limited due to excessive trading or market timing of fund shares.
Exchanges among Nationwide Funds
          Exchanges may be made among any of the Nationwide Funds within the same class of shares, as long as both accounts have the same owner, and your first purchase in the new Fund meets the new Fund’s minimum investment requirement (and subject to the investor eligibility requirements for the Nationwide Short Duration Bond Fund).
          Because Class R1 and Class R2 shares of the Funds are held within retirement plans, exchange privileges with other Class R1 or Class R2 shares of the Nationwide Funds may not be available unless the Class R1 or Class R2 shares of the other Nationwide Funds, as applicable, are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R1 or Class R2 shares within your retirement plan.
          Generally, there is no sales charge for exchanges of Class B, Class C, Service Class, Institutional Class or Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange your Class A shares that are subject to a CDSC into another Nationwide Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the Fund. Exchanges into the Prime Shares of the Nationwide Money Market Fund are only permitted from Class A and Class C shares of the Funds. If you exchange Class C, shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Nationwide Money Market Fund, the time you hold the shares in the Nationwide Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Nationwide Money Market Fund, you will pay the sales charge that would have been charged if the initial Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Nationwide Money Market Fund. If you exchange your Prime Shares of the Nationwide Money Market Fund back into Class C (or

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certain Class A) shares, the time you held Class C shares (or certain Class A) shares prior to the initial exchange into the Nationwide Money Market Fund will be counted for purposes or calculating the CDSC. If you wish to purchase shares of the Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.
Exchanges May Be Made Four Convenient Ways:
By Telephone
Automated Voice Response System - You can automatically process exchanges by calling 800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear the Fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the Valuation Time to receive that day’s closing share price. The Valuation Time is the close of regular trading of the Exchange, which is usually 4:00 p.m. Eastern Time.
Customer Service Line - By calling 800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day’s closing share price.
The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.
The Funds will employ the same procedure described under “Buying, Selling and Exchanging Fund Shares” in the Prospectuses to confirm that the instructions are genuine.
The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.
By Mail or Fax - Write Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax to (614) 428-3278. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered “John Doe and Mary Doe”, “Joint Tenants With Right of Survivorship,’ then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after the Valuation Time will be processed as of the next business day. The Funds reserve the right to require the original document if you use the fax method.
By On-Line Access - Log on to our website www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all Nationwide Funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

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INVESTOR SERVICES
Automated Voice Response System - Our toll free number 800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.
Toll Free Information and Assistance - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 9 p.m. Eastern Time (Monday through Friday). Call toll free: 800-848-0920 or contact us at our fax number (614) 428-3278.
Retirement Plans- Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 800-848-0920.
Shareholder Confirmations - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions, or IRAs. Instead, these will appear on your next consolidated statement.
Consolidated Statements - Shareholders of the Funds receive quarterly statements as of the end of March, June, September and December. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.
For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Nationwide Funds. Your accounts are consolidated by Social Security number and zip code. Accounts in your household under other Social Security numbers may be added to your statement at your request. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your funds will be sent after year-end.
Average Cost Statement - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.
Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax adviser on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 800-848-0920.
Shareholder Reports - All shareholders will receive reports semiannually detailing the financial operations of the Funds.
Prospectuses – An updated prospectus will be mailed to you at least annually.
Undeliverable Mail - If mail from the Funds to a shareholder is returned as undeliverable on two or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. With respect to any redemption checks or dividend/capital gain distribution checks that are returned as undeliverable or not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and any future distributions in shares of the particular Fund at the then-current NAV of such Fund until the Funds receives further instructions from the shareholder.
ADDITIONAL INFORMATION
Description of Shares

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          The Amended Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in the Fund with each other share. The Trust reserves the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.
          The Trust is authorized to offer the following series of shares of beneficial interest, without par value and with the various classes listed:

SERIES	SHARE CLASSES
Nationwide Bond Fund*	Class A, Class B, Class C, Class D, Class R2, Institutional Class

Nationwide Bond Index Fund*	Class A, Class B, Class C, Class R2, Institutional Class

Nationwide Destination 2010 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2015 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2020 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2025 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2030 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2035 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2040 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2045 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Destination 2050 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide Enhanced Income Fund*	Class A, Class R2, Institutional Class, Institutional Service Class

Nationwide Fund*	Class A, Class B, Class C, Class D, Class R2, Institutional Service Class, Institutional Class

Nationwide Government Bond Fund*	Class A, Class B, Class C, Class D, Class R2, Institutional Class

Nationwide Growth Fund*	Class A, Class B, Class C, Class D, Class R2, Institutional

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SERIES	SHARE CLASSES
Service Class, Institutional Class

Nationwide International Index Fund*	Class A, Class B, Class C, Class R2, Institutional Class

Nationwide International Value Fund*	Class A, Class C, Institutional Service Class, Institutional Class

Nationwide Investor Destinations Aggressive Fund	Class A, Class B, Class C, Class R2, Service Class, Institutional Class

Nationwide Investor Destinations Moderately Aggressive Fund	Class A, Class B, Class C, Class R2, Service Class, Institutional Class

Nationwide Investor Destinations Moderate Fund	Class A, Class B, Class C, Class R2, Service Class, Institutional Class

Nationwide Investor Destinations Moderately Conservative Fund	Class A, Class B, Class C, Class R2, Service Class, Institutional Class

Nationwide Investor Destinations Conservative Fund	Class A, Class B, Class C, Class R2, Service Class, Institutional Class

Nationwide Large Cap Value Fund*	Class A, Class B, Class C, Class R2, Institutional Service Class

Nationwide Micro Cap Equity Fund*	Class A, Class B, Class C, Class R2, Institutional Service Class, Institutional Class

Nationwide Mid Cap Growth Fund*	Class A, Class B, Class C, Class R2, Institutional Service Class, Institutional Class

Nationwide Mid Cap Market Index Fund*	Class A, Class B, Class C, Class R2, Institutional Class

Nationwide Money Market Fund*	Service Class, Prime Shares, Institutional Class

Nationwide Retirement Income Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

Nationwide S&P 500 Index Fund*	Class A, Class B, Class C, Class R2, Service Class, Institutional Service Class, Institutional Class

Nationwide Short Duration Bond Fund*	Class A, Class C, Service Class, Institutional Class

Nationwide Small Cap Index Fund*	Class A, Class B, Class C, Class R2, Institutional Class

Nationwide U.S. Small Cap Value Fund*	Class A, Class C, Institutional Service Class, Institutional Class

Nationwide Value Fund*	Class A, Class C, Class R2, Institutional Class

Nationwide Value Opportunities Fund*	Class A, Class B, Class C, Class R2, Institutional Service Class, Institutional Class

NorthPointe Small Cap Value Fund*	Institutional Class

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SERIES	SHARE CLASSES
NorthPointe Small Cap Growth Fund*	Class A, Class B, Class C, Class R2, Institutional Service Class, Institutional Class

*	Information on these Funds is contained in a separate Statement of Additional Information.
          You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of the Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.
Voting Rights
          Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Shares, when issued, are fully paid and nonassessable. Generally, amendment may not be made to the Amended and Restated Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended and Restated Declaration of Trust without the vote or consent of shareholders to:
(1)	designate series of the Trust; or

(2)	change the name of the Trust; or

(3)	apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended and Restated Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.
          An annual or special meeting of shareholders to conduct necessary business is not required by the Amended and Restated Declaration of Trust, the 1940 Act or other authority, except, under certain circumstances, to amend the Amended and Restated Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, modification or change of the Investment Advisory Agreement, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required. Holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.
ADDITIONAL GENERAL TAX INFORMATION
Buying a dividend
          If you are a taxable investor and invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

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Multi-class funds
          The Funds calculate dividends and capital gain distributions in the same manner for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.
Distributions of net investment income
          Each Fund receives income generally in the form of dividends and interest on its investments from the Underlying Funds. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which income dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you receive them in cash or in additional shares. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”
Distributions of capital gain
          A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities and from the Underlying Funds, including from a sale of shares of an Underlying Fund. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Funds (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.
Returns of capital
          If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.
Investments in foreign securities
     Effect of foreign withholding taxes. Certain Funds (through their investment in the Underlying Funds) are permitted to invest in foreign securities as described previously. Accordingly, a Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to you.
     Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by an Underlying Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed to an Underlying Fund, and in turn to you, are taxable to you as ordinary income, and any losses reduce an Underlying Fund’s ordinary income otherwise available for distribution to a Fund, and, in turn, to you. This treatment could increase or decrease an Underlying Fund’s ordinary income distributions to a Fund and, in turn, to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital.
          PFIC securities. A Fund (through its investment in the Underlying Funds) may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When

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investing in PFIC securities, the Underlying Funds intend to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that an Underlying Fund, and in turn, a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if an Underlying Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Underlying Fund may be subject to U.S. federal income tax (the effect of which could be mitigated by making a mark-to-market election in the year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Underlying Fund to its shareholders. Additional charges in the nature of interest may be imposed on an Underlying Fund in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce a Fund’s distributions paid to you.
Information on the amount and tax character of distributions
          Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.
Election to be taxed as a regulated investment company
          Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits.
          In order to qualify as a regulated investment company for federal income tax purposes, a Fund must meet certain asset diversification, income and distribution specific requirements, including:
          (i) a Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;
          (ii) a Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and
          (iii) a Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

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Excise tax distribution requirements
     To avoid a 4% federal excise tax, the Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.
Sales of Fund shares
          Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, whether you receive cash or exchange them for shares of a different Nationwide Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares. Any redemption/exchange fees you incur on shares redeemed or exchanged within 90 days after the date they were purchased will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale or exchange.
          Sales at a loss within six months of purchase. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.
          Deferral of basis – Class A shares only. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:
          IF:
•	In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

•	You sell some or all of your original shares within 90 days of their purchase, and

•	You reinvest the sales proceeds in the Fund or in another Nationwide Fund, and the sales charge that would otherwise apply is reduced or eliminated;
THEN:
In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.
     Conversion of Class B shares into Class A shares. The automatic conversion of Class B Shares into Class A Shares at the end of approximately seven years after purchase will be tax-free for federal income tax purposes. Shareholders should consult their tax advisers regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.
     Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.
U.S. government securities
          The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Funds. To the extent a Fund invests indirectly in these U.S. government obligations by investing in an Underlying Fund that holds these obligations, dividends derived from interest on these obligations is unlikely to be exempt from state and local income tax. The income on investments by a Fund or an Underlying Fund in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National

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Mortgage Association (Ginnie Mae) or Federal National Mortgage Association (Fannie Mae) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Qualified dividend income for individuals
          For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on a Underlying Fund’s investment in stocks of domestic corporations and qualified foreign corporations. Dividends from PFICs are not eligible to be treated as qualified dividend income.
          Both an Underlying Fund and the investor (as well as a Fund with respect to the shares of an Underlying Fund) must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, an Underlying Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.
          While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.
          After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.
Dividends-received deduction for corporations
          The portion of dividends paid by a Fund that qualifies for the corporate dividends-received deduction will be designated each year in a notice mailed to Fund shareholders, and cannot exceed the gross amount of dividends received, directly and indirectly from the Underlying Funds in which the Fund invests from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund (or the Underlying Fund) if the Fund was a regular corporation.
          The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Internal Revenue Code on the corporation claiming the deduction. The amount that an Underlying Fund or a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Underlying Fund or Fund were debt-financed or held by the Underlying Fund or a Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. . Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.
Investment in complex securities
          The Underlying Funds in which the Funds invest may invest in complex securities (e.g., futures, options, forward currency contracts, short-sales, PFICs, etc.) that may be subject to numerous special and complex tax rules.

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These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income by an Underlying Fund, and, in turn, a Fund (possibly causing an Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer an Underlying Fund’s ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed by an Underlying Fund to a Fund and, in turn, to you.
          Derivatives. Certain of the Underlying Funds are permitted to invest in a options, futures contracts, options on futures contracts, stock index options and forward currency contracts to hedge the Funds’ portfolio or for any other permissible purposes consistent with that Fund’s investment objective. If an Underlying Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Underlying Funds also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.
          Constructive sales. An Underlying Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.
          Tax straddles. An Underlying Fund’s investment in options, futures, forwards, or foreign currency contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If an Underlying Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Underlying Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.
          Short sales and securities lending transactions. An Underlying Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position. Additionally, an Underlying Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.
          Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.
          Securities purchased at discount. Certain of the Underlying Funds are permitted to invest in securities issued or purchased at a discount such as zero coupon, deferred interest or payment-in-kind (PIK) bonds that could require it to accrue and distribute income not yet received. If it invests in these securities, an Underlying Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.
          Credit default swap agreements. An Underlying Fund may be permitted to enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while an Underlying Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Underlying Funds intend to monitor developments in this area. Certain requirements that must be met under the Internal Revenue Code in order for an Underlying Fund to qualify as a regulated

81

investment company may limit the extent to which the Underlying Fund will be able to engage in credit default swap agreements.
          Investment in taxable mortgage pools (excess inclusion income). Real estate investment trusts (“REITs”) in which an Underlying Fund invests (if any) may hold residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) and/or may enter into transactions that result in a portion of the REIT’s assets qualifying as a “taxable mortgage pool” for U.S. federal income tax purposes. Also, an Underlying Fund may make direct investments in REMIC residual interests. The portion of an Underlying Fund’s and a Portfolio’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Internal Revenue Code as “excess inclusion income”) generally is required to be allocated by the Underlying Fund and the Fund to its shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.
          Under these rules, an Underlying Fund, as well as the Funds, will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income (“UBTI”). To the extent that Fund shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Fund’s excess inclusion income allocable to Fund shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Funds expect that disqualified organizations own their shares. Because this tax is imposed at the Underlying Fund and Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Underlying Fund’s and a Fund’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Underlying Funds and the Funds are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.
          In addition, with respect to Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, a Fund must report excess inclusion income to shareholders in two cases:
•	If the excess inclusion income received by a Fund from all sources exceeds 1% of the Fund ‘s gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

•	If a Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund’s taxable year exceeded 3% of the REIT’s total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.
          Under these rules, the taxable income of any Fund shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as UBTI under the Internal Revenue Code. Charitable remainder trusts do not incur UBTI by receiving excess inclusion income from a Fund. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Fund’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Fund’s income may be considered excess inclusion income.
          Compliance with these requirements will require an Underlying Fund and a Fund to obtain significant cooperation from the REITs in which it invests.

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          Investments in securities of uncertain tax character. The Underlying Funds may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by an Underlying Fund, it could affect the timing or character of income recognized by an Underlying Fund, requiring the Underlying Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.
Backup withholding
          By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% of any distributions or proceeds paid.
Non-U.S. investors
          Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.
          In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
          Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends designated by a Fund and paid from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.
          Interest-related dividends. Interest-related dividends designated by a Fund and paid from qualified net interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund, or an Underlying Fund, as the case may be, is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding. While each Fund makes every effort to disclose any amounts of interest-related dividends distributed to its non-U.S. shareholders, intermediaries who have assumed tax reporting responsibilities on these distributions may not have fully developed systems that will allow these tax withholding benefits to be passed through to them.
          Sunset date for short-term capital gain dividends and interest-related dividends. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends paid with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

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          Other. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.
          U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of the Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.
          Investment in U.S. real property. An Underlying Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest (USRPI) by a REIT in which the Underlying Fund invests may trigger special tax consequences to the Underlying Fund’s non-U.S. shareholders.
          The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC), such as the Underlying Funds and Funds, from a REIT as follows:
•	The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a REIT if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations; and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

•	If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•	In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
          Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.
          U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the

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beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.
          This discussion of “Additional General Tax Information” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.
MAJOR SHAREHOLDERS
          To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds, it is deemed to have “control” over matters which are subject a vote of the Fund’s shares.
          Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 is wholly-owned by NFS. NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise, which includes NFG.
          All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
          As of February ___, 2009, the Trustees and Officers, as a group, owned [less than 1% of any class of shares of a Fund].
          As of February ___, 2009, the record shareholders identified in Appendix D to this SAI held five percent or greater of the shares of a class of a Fund.
FINANCIAL STATEMENTS
          The Report of Independent Registered Public Accounting Firm and Financial Statements of the Trust for the fiscal year ended October 31, 2008 included in the Trust’s Annual Report and the Financial Statements of the Trust for the period ended April 30, 2008 included in the Trust’s unaudited Semi-Annual Report are incorporated herein by reference. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 800-848-0920.

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APPENDIX A
DEBT RATINGS
STANDARD & POOR’S DEBT RATINGS
A Standard & Poor’s corporate or municipal debt rating is an opinion of the general creditworthiness of an obligor, or the creditworthiness of an obligor with respect to a particular debt security or other financial obligation, based on relevant risk factors.
The debt rating does not constitute a recommendation to purchase, sell, or hold a particular security. In addition, a rating does not comment on the suitability of an investment for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
1.	Likelihood of default — capacity and willingness of the obligor as to its financial commitments in a timely manner in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting.
INVESTMENT GRADE

AAA -	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to meet financial commitments is extremely strong.

AA -	Debt rated ‘AA’ has a very strong capacity to meet financial commitments and differs from the highest rated issues only in small degree.

A -	Debt rated ‘A’ has a strong capacity to meet financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-	Debt rated ‘BBB’ is regarded as having an adequate capacity meet financial commitments. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitments for debt in this category than in higher rated categories.
SPECULATIVE GRADE
Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -	Debt rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet financial commitments.

B -	Debt rated ‘B’ has a greater vulnerability to nonpayment than obligations rated BB but currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to meet financial commitments.

CCC -	Debt rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet financial commitments. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to meet its financial commitments.

CC -	Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.

C -	Debt rated ‘C’ may signify that a bankruptcy petition has been filed, but debt service payments are continued.

D -	Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
MOODY’S LONG-TERM DEBT RATINGS

Aaa -	Bonds which are rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -	Bonds which are rated Aa are judged to be of high quality by all standards and are subject to very low credit risk.

A -	Bonds which are rated A are to be considered as upper-medium grade obligations and subject to low credit risk.

Baa -	Bonds which are rated Baa are considered as medium-grade obligations, subject to moderate credit risk and in fact may have speculative characteristics.

Ba -	Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -	Bonds which are rated B are considered speculative and are subject to high credit risk.

Caa -	Bonds which are rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -	Bonds which are rated Ca represent obligations which are highly speculative. Such issues are likely in default, or very near, with some prospect of recovery of principal and interest.

C -	Bonds which are rated C are the lowest rated class of bonds, and are typically in default. There is little prospect for recovery of principal or interest.
STATE AND MUNICIPAL NOTES
Excerpts from Moody’s Investors Service, Inc., description of state and municipal note ratings:
MIG-1- Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2- Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.
MIG-3- Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash-flow protection. Market access for refinancing is likely to be less well established.
SG- Notes bearing this designation are of speculative-grade credit quality and may lack sufficient margins of protection.
FITCH, INC. BOND RATINGS
Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.
The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.
Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.
Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.
Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.
Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA	Bonds considered investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA	Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A	Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB	Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB	Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C	Bonds are considered a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ rating signal imminent default.

DDD, DD and D	Bonds are in default. Such bonds are not meeting current obligations and are extremely speculative. ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.
SHORT-TERM RATINGS
STANDARD & POOR’S COMMERCIAL PAPER RATINGS
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1 This highest category indicates that capacity to meet financial commitments is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity to meet financial commitments is satisfactory, although more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.
A-3 Issues carrying this designation have adequate protections. They are, however, more vulnerable to adverse economic conditions or changing circumstances which could weaken capacity to meet financial commitments.
B Issues rated ‘B’ are regarded as having significant speculative characteristics.
C This rating is assigned to short-term debt obligations that are vulnerable to nonpayment and dependent on favorable business, financial, and economic conditions in order to meet financial commitments.
D Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
STANDARD & POOR’S NOTE RATINGS
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.
          The following criteria will be used in making the assessment:

1.	Amortization schedule — the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2.	Source of payment — the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.
Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.
MOODY’S SHORT-TERM RATINGS
Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. Moody’s employs the following three designations to indicate the relative repayment capacity of rated issuers:
P-1 Issuers (or supporting institutions) rated Prime-1 have a superior capacity to repay short-term debt obligations.
P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
MOODY’S NOTE RATINGS
MIG 1/VMIG 1 Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2 Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.
MIG 3/VMIG 3 Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash-flow protection. Market access for refinancing is likely to be less well established.
SG Notes bearing this designation are of speculative-grade credit quality and may lack sufficient margins of protection.
FITCH’S SHORT-TERM RATINGS
Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+	Best quality, indicating exceptionally strong capacity to meet financial commitments.

F-1	Best quality, indicating strong capacity to meet financial commitments.

F-2	Good quality with satisfactory capacity to meet financial commitments.

F-3	Fair quality with adequate capacity to meet financial commitments but near term adverse conditions could impact the commitments.

B	Speculative quality and minimal capacity to meet commitments and vulnerability to short-term adverse changes in financial and economic conditions.

C	Possibility of default is high and the financial commitments are dependent upon sustained, favorable business and economic conditions.

D	In default and has failed to meet its financial commitments.

APPENDIX B
NATIONWIDE FUND ADVISORS
SUMMARY OF
PROXY VOTING GUIDELINES
GENERAL
The Board of Trustees of Nationwide Mutual Funds and Nationwide Variable Insurance Trust (the “Funds”) has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund’s investment adviser or sub-adviser, as the case may be, after the Board reviewed and considered the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.
Nationwide Fund Advisors (“NFA” or the “Adviser”), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). NFA currently provides investment advisory services to registered investment companies (hereinafter referred to collectively as “Clients”).
Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that NFA performs for Clients. NFA’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, NFA has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that, where NFA has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.
The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. The proxy voting records of the Funds are available to shareholders on the Trust’s website, www.nationwidefunds.com, and the SEC’s website.
HOW PROXIES ARE VOTED
NFA has delegated to Institutional Shareholder Services (“ISS”), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by NFA, subject to oversight by NFA’s “Proxy Voting Committee.” ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. The NFA Proxy Voting Committee has reviewed, and will continue to review annually, the relationship with ISS and the quality and effectiveness of the various services provided by ISS.
Specifically, ISS assists NFA in the proxy voting and corporate governance oversight process by developing and updating the “ISS Proxy Voting Guidelines,” which are incorporated into the Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. NFA’s decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by NFA, generally will result in proxy voting decisions which serve the best economic interests of Clients. NFA has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of NFA on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify NFA; and (ii) NFA will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.
CONFLICTS OF INTEREST
NFA does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, NFA generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of Clients do not reflect any

B-1

conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.
The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of NFA (or between a Client and those of any of NFA’s affiliates, including Nationwide Fund Distributors LLC and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported by the NFA Proxy Voting Committee to the chief counsel for NFA. The chief counsel for NFA then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If NFA then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.
CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED
NFA, through ISS, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which NFA will not process a proxy because it is impractical or too expensive to do so. For example, NFA will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when NFA has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, NFA generally will not seek to recall the securities on loan for the purpose of voting the securities — except, in regard to a sub-advised Fund, for those proxy votes that a sub-adviser (retained to manage the sub-advised Fund and overseen by NFA) has determined could materially affect the security on loan. The Firm will seek to have the appropriate Sub-adviser(s) vote those proxies relating to securities on loan that are held by a Sub-advised Nationwide Fund that the Sub-adviser(s) has determined could materially affect the security on loan.
DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS
For any Fund, or portion of a Fund that is directly managed by a sub-adviser, the Trustees of the Fund and NFA have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and NFA for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to NFA that all proxies of the Fund(s) advised by the sub-adviser were voted in accordance with the sub-adviser’s proxy voting policies as provided to NFA and (2) to confirm that there have been no material changes to the sub-adviser’s proxy voting policies.
2008 ISS PROXY VOTING GUIDELINES SUMMARY
The following is a concise summary of the proxy voting policy guidelines for 2008.
1. Auditors
Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
•	Tenure of the audit firm

•	Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

•	Length of the rotation period advocated in the proposal

•	Significant audit-related issues

•	Number of audit committee meetings held each year

•	Number of financial experts serving on the committee
2. Board of Directors
Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE. But WITHHOLD votes from:
•	Insiders and affiliated outsiders on boards that are not at least majority independent

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•	Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies

•	Directors who adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

•	Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)

•	Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election
Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
Independent Chairman (Separate Chairman/CEO)
Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless there are compelling reasons to recommend against the proposal such as the company has a strong countervailing governance structure, including a lead director, public disclosure of comparison of duties of lead director and chairman; public disclosure of explanation why company chooses not to give the position of chairman to the independent lead director and instead combine the chairman and CEO positions, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers nor have any problematic governance issue
Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.
Open Access (shareholder resolution)
Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.
3. Shareholder Rights
Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.
Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.
Cumulative Voting

B-3

Vote AGAINST proposals to eliminate cumulative voting.
Vote FOR proposals to restore or permit cumulative voting unless the company meets specific criteria.
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.
Vote FOR management proposals to adopt confidential voting.
4. Proxy Contests
Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), background to the proxy contest, stock ownership positions, likelihood that the proposed goals and objectives can be achieved and an evaluation of what each side is offering shareholders.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.
5. Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification or redeem it unless the company has a shareholder approved poison pill in place or the company has adopted a policy concerning the adoption of a pill in the future. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.
6. Mergers and Corporate Restructurings
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the valuation, market reaction, conflicts of interest, governance, strategic rationale, and the negotiations and process.
7. Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefit, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
8. Capital Structure
Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders;

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•	It is not designed to preserve the voting power of an insider or significant shareholder.
9. Executive and Director Compensation
ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.
Vote AGAINST a plan if the cost in unreasonable (exceeds the allowable cap).
Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:
•	The plan expressly permits repricing of underwater options without shareholder approval; or

•	There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or

•	The company’s most recent three-year burn rate is excessive and is an outlier within its peer group.

•	The plan is a vehicle for poor pay practices.
A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate plus one standard deviation over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance. To demonstrate improved performance, committee members should review all components of a CEO’s compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.
Director Compensation
Before recommending a vote FOR a director equity plan, ISS will review the company’s proxy statement for the following qualitative features:
•	Stock ownership guidelines (a minimum of three times the annual cash retainer)

•	Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)

•	Balanced mix between cash and equity

•	Non-employee directors should not receive retirement benefits/perquisites

•	Detailed disclosure of cash and equity compensation for each director
Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

•	Treatment of surrendered options
Qualified Employee Stock Purchase Plans
Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

B-5

Vote FOR qualified employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is 10 percent or less.
Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.
Nonqualified Employee Stock Purchase Plans
Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR nonqualified plans with all the following features:
•	Broad-based participation

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary)

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value

•	No discount on the stock price on the date of purchase since there is a company matching contribution
Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.
Shareholder Proposals on Compensation
Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
•	Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

•	Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).
10. Social and Environmental Issues
These issues cover a wide range of topics, including animal rights, consumer issues, climate change and environment, general corporate issues, international issues, labor issues, human rights, diversity, and sustainability.
In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.
Vote:
•	FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

•	AGAINST resolutions asking that restaurants and food retail companies adopt voluntary labeling of genetically engineered (GE) ingredients or asking them to label until a phase out of such GE ingredients has been completed.

•	CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.

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APPENDIX C
PORTFOLIO MANAGER
INVESTMENTS IN THE FUNDS

Dollar Range of Investments in the
Name of Portfolio Manager	Fund Name	Fund as of October 31, 2008
Thomas R. Hickey, Jr.	Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations
Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
DESCRIPTION OF COMPENSATION STRUCTURE
Nationwide Fund Advisors (“NFA”)
NFA uses a compensation structure that is designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of all of their NFA responsibilities, including but not limited to portfolio responsibilities. Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.
          Each portfolio manager is paid a base salary that NFA believes is industry competitive in light of the portfolio manager’s experience and responsibility. In addition, each portfolio manager is eligible to receive an annual cash bonus that is derived from both quantitative and non-quantitative factors. Quantitative factors include the financial performance of NFA or its parent company. Fund performance is not a specific factor in determining a portfolio manager’s compensation. Also significant in annual compensation determinations are subjective factors as identified by NFA’s Chief Investment Officer or such other managers as may be appropriate. The compensation of portfolio managers with other job responsibilities (such as managerial, providing analytical support for other accounts, etc.) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them. Annual bonuses may vary significantly from one year to the next based on all of these factors. High performing portfolio managers may receive annual bonuses that constitute a substantial portion of their respective total compensation.
          Portfolio managers also are eligible to participate in a non-qualified deferred compensation plan sponsored by Nationwide Mutual Life Insurance Company, NFA’s ultimate parent company. Such plan affords participating

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employees the tax benefits of deferring the receipt of a portion of their cash compensation. Portfolio managers also may participate in benefit plans and programs available generally to all NFA employees.
OTHER MANAGED ACCOUNTS
          The following chart summarizes information regarding accounts for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Number of Accounts Managed by Each Portfolio Manager
Name of Portfolio Manager	and Total Assets by Category as of October 31, 2008
Nationwide Fund Advisors
Thomas R. Hickey, Jr.	Mutual Funds: ___accounts, $ total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 0 accounts, $0 total assets
POTENTIAL CONFLICTS OF INTEREST
Nationwide Fund Advisors (“NFA”)
          It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Funds on the one hand, and other accounts or activities for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises or activities in which he participates. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts or products, a portfolio manager may take action with respect to another account or product that differs from the action taken with respect to the Fund. In some cases, another account or product managed by the same portfolio manager may compensate Nationwide or its affiliate based on the performance of that account or product. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The Trust has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

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APPENDIX D
5% SHAREHOLDERS

Percent of Class
	Number of Shares	Held by the
Name and Address of Shareholder	Beneficially Owned	Shareholder

D-1

PART C
OTHER INFORMATION
ITEM 23. EXHIBITS
(a)	Amended and Restated Agreement and Declaration of Trust of the Trust, amended and restated as of October 28, 2004, previously filed with the Trust’s registration statement on December 30, 2004, is hereby incorporated by reference.
(1)	Amending Resolutions dated September 30, 2004 to the Agreement and Declaration of Trust, previously filed with the Trust’s registration statement on February 28, 2005, are hereby incorporated by reference.

(2)	Amending Resolutions dated December 2, 2004 to the Agreement and Declaration of Trust, previously filed with the Trust’s registration statement on February 28, 2005, are hereby incorporated by reference.

(3)	Amending Resolutions dated January 12, 2006 to the Agreement and Declaration of Trust, previously filed with the Trust’s registration statement on February 28, 2006, are hereby incorporated by reference.

(4)	Amending Resolutions dated June 14, 2006 to the Agreement and Declaration of Trust, previously filed with the Trust’s registration statement on July 7, 2006, are hereby incorporated by reference.

(5)	Amending Resolutions dated September 13, 2006 to the Agreement and Declaration of Trust, previously filed with the Trust’s registration statement on September 26, 2006, are hereby incorporated by reference.

(6)	Amending Resolutions dated January 12, 2007, to the Agreement and Declaration of Trust, is filed herewith as Exhibit 23.a.6.

(7)	Amending Resolutions dated June 12, 2007 to the Agreement and Declaration of Trust, previously filed with the Trust’s registration statement on October 5, 2007, are hereby incorporated by reference.

(8)	Amending Resolutions dated September 13, 2007 to the Agreement and Declaration of Trust, previously filed with the Trust’s registration statement on October 5, 2007, are hereby incorporated by reference.

(9)	Amending Resolutions dated November 9, 2007 to the Agreement and Declaration of Trust, previously filed with the Trust’s registration statement on February 26, 2008, are hereby incorporated by reference.

(b)	Amended and Restated By-laws of the Trust, amended and restated as of October 28, 2004, previously filed with the Trust’s registration statement on December 30, 2004, are hereby incorporated by reference.

(c)	Certificates for shares are not issued. Articles III, V, and VI of the Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Exhibit (a) hereto, define rights of holders of shares.

(d)	Investment Advisory Agreements
(1)	Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(a)	Form of Exhibit A, amended February 28, 2009, to the Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, shall be filed by amendment.

(2)	Investment Advisory Agreement dated August 28, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(a)	Exhibit A, amended August 1, 2008, to the Investment Advisory Agreement dated August 28, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, is filed herewith as Exhibit 23.d.2.a.

(3)	Subadvisory Agreements
(a)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC for Nationwide S&P 500 Index, Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide International Index and Nationwide Bond Index Funds, effective May 1, 2007, previously filed with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(b)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Morley Capital Management, Inc., for the Nationwide Short Duration Bond Fund and Nationwide Enhanced Income Fund, effective September 1, 2007, previously filed with the Trust’s registration statement on October 5, 2007, is hereby incorporated by reference.

(c)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and NorthPointe Capital LLC, for the Nationwide Large Cap Value Fund, Nationwide Value Opportunities Fund, Nationwide Mid Cap Growth Fund, Nationwide Micro Cap Equity Fund, NorthPointe Small Cap Value Fund, and NorthPointe Small Cap Growth Fund, effective October 1, 2007, previously filed with the Trust’s registration statement on October 5, 2007, is hereby incorporated by reference.

(d)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Aberdeen Asset Management Inc., for the Nationwide Fund, Nationwide Growth Fund, effective October 1, 2007, previously filed with the Trust’s registration statement on October 5, 2007, is hereby incorporated by reference.

(e)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and AllianceBernstein L.P., effective December 19, 2007, for the Nationwide International Value Fund, previously filed with the Trust’s registration statement on December 17, 2007, is hereby incorporated by reference.

(f)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Diamond Hill Capital Management, Inc., effective February 26, 2008, for the Nationwide Value Fund, previously filed with the Trust’s registration statement on February 27, 2008 is hereby incorporated by reference.

(g)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Dimensional Fund Advisors LP, effective December 19, 2007, for the Nationwide U.S. Small Cap Value Fund, previously filed with the Trust’s registration statement on December 28, 2007, is hereby incorporated by reference.

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(h)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008, for the Nationwide Bond Fund, Nationwide Government Bond Fund and Nationwide Money Market Fund is filed herewith as Exhibit 23.d.3.h.

(e)	(1)	Underwriting Agreement dated May 1, 2007, between the Trust and Nationwide Fund Distributors LLC, previously filed with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(a)	Form of Schedule A to the Underwriting Agreement between Nationwide Fund Distributors LLC and the Trust, shall be filed by amendment.

(2)	Model Dealer Agreement, effective January 2008, previously filed with the Trust’s registration statement on February 27, 2008 is hereby incorporated by reference.

(f)	Not applicable.

(g)	Custodian Agreement

(1)	Custody Agreement dated April 4, 2003, between the Trust and JPMorgan Chase Bank, previously filed with the Trust’s registration statement on February 28, 2005, is hereby incorporated by reference.

(a)	Form of Fund List to Global Custody Agreement, amended as of February 28, 2009 between JPMorgan Chase Bank and the Trust, shall be filed by amendment.

(2)	Waiver to Global Custody Agreement dated as of February 28, 2005, between the Trust and JPMorgan Chase Bank, previously filed with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(3)	Cash Trade Execution Rider dated April 4, 2003, previously filed with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(h)	(1)	(a)	Fund Administration and Transfer Agency Agreement, effective May 1, 2007, amended as of June 11, 2008, between the Trust and Nationwide Fund Management LLC, is filed herewith as Exhibit 23.h.1.

(i)	Form of Exhibit C effective May 1, 2007, amended and restated as of June 11, 2008, shall be filed by amendment.

(2)	(a) Form of Administrative Services Plan effective May 1, 2007, amended February 28, 2009, shall be filed by amendment.

(b)	Form of Servicing Agreement to Administrative Services Plan (“Servicing Agreement”), effective January 2007, previously filed with the Trust’s registration statement on February 28, 2007, is hereby incorporated by reference.
(3)	Form of Operational Servicing Agreement between Nationwide Fund Management LLC and Fund Provider(s), previously filed with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(4)	Form of Expense Limitation Agreement between the Trust and Nationwide Fund Advisors relating to the Nationwide Mid Cap Growth, Nationwide Money Market, Nationwide Short Duration

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Bond, Nationwide Enhanced Income, NorthPointe Small Cap Growth, Nationwide U.S. Small Cap Value, Nationwide International Value, Nationwide Value, Nationwide Large Cap Value, NorthPointe Small Cap Value, Nationwide Value Opportunities, Nationwide Micro Cap Equity, Nationwide S&P 500 Index, Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide International Index, Nationwide Bond Index and Nationwide Bond Fund and each of the Nationwide Investor Destinations Funds effective May 1, 2007, and amended as of March 1, 2009 shall be filed by amendment.

(5)	Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers, previously filed with the Trust’s registration statement on February 28, 2005, is hereby incorporated by reference. Specific agreements are between the Trust and each of the following: Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

(6)	Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio business trust (“OBT”) and the Trust, a Delaware statutory trust, dated February 28, 2005, assigning to the Trust OBT’s title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement, previously filed with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(i)	Legal Opinion of Stradley Ronon Stevens & Young, LLP, previously filed with the Trust’s registration statement on February 27, 2008 is hereby incorporated by reference.

(j)	Consent of Independent Registered Public Accounting Firm, previously filed with the Trust’s registration statement on February 27, 2008 is hereby incorporated by reference.

(k)	Not applicable.

(l)	Not applicable.

(m)	Form of Distribution Plan under Rule 12b-1, effective May 1, 2007, amended as of February 28, 2009, shall be filed by amendment.

(n)	Form of Rule 18f-3 Plan, effective March 2, 2009, shall be filed by amendment.

(o)	Not applicable.

(p)	(1)	Code of Ethics for the Gartmore Mutual Funds and Gartmore Variable Insurance Trust (now known as the Trust and Nationwide Variable Insurance Trust, respectively) dated June 12, 2007, previously filed with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(2)	Code of Ethics for Nationwide Fund Advisors dated May 18, 2007, previously filed with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(3)	Code of Ethics for NorthPointe Capital, LLC dated December 28, 2007, previously filed with the Trust’s registration statement on December 26, 2008, is hereby incorporated by reference.

(4)	Advisory Employee Investment Transaction Policy for BlackRock Investment Management, LLC, previously filed with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

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(5)	Code of Ethics for Morley Capital Management, Inc. dated May 18, 2007, previously filed with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(6)	Code of Ethics for Aberdeen Asset Management, Inc. dated February 1, 2006, previously filed with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(7)	Code of Ethics for Dimensional Fund Advisors LP dated October 1, 2006, previously filed with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(8)	Code of Business Conduct and Ethics for AllianceBernstein L.P. dated January 2007 , previously filed with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(9)	Code of Ethics for Diamond Hill Capital Management Inc. dated February 2008, previously filed with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(10)	Code of Ethics for Nationwide Fund Distributors LLC dated May 18, 2007, previously filed with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(q)	(1)	Powers of Attorney with respect to the Trust for Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, and David C. Wetmore, are filed herewith as Exhibit 23.q.1.

(2)	Powers of Attorney with respect to the Trust for Michael Spangler and Joseph Finelli, are filed herewith as Exhibit 23.q.2.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
No person is presently controlled by or under common control with Registrant.
ITEM 25. INDEMNIFICATION
Article VII, Section 1 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration”) of the registrant provides that any person, company or other organization (“Person”) who is or was a Trustee, officer, employee or other agent of the registrant or certain others serving at the request of the registrant as a trustee, director, officer, employee or other agent of another company or enterprise (each, an “Agent”), when acting in the Agent’s capacity as such, shall be liable to the registrant and to any shareholder of the registrant solely for such Agent’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Agent (such conduct referred to herein as “Disqualifying Conduct”), and for nothing else; and, subject to the foregoing, a Trustee shall not be liable for errors of judgment or mistakes of fact or law.
Article VII, Section 2 of the Declaration provides that the registrant shall indemnify, out of registrant Property, to the fullest extent permitted under applicable law, any Trustee or officer of the registrant who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration) by reason of the fact that such Person is or was a Trustee or officer of the registrant, against Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order or settlement shall not of itself create a presumption that such Person did not act in good faith or that such Person had reasonable cause to believe that such Person’s conduct was unlawful. Notwithstanding any provision to the contrary contained in the Declaration, there is no right to indemnification for any liability arising by reason of the Disqualifying Conduct of the Trustee or officer of the registrant, and in accordance therewith, no indemnification shall be provided under the Declaration to a Trustee or officer of the registrant based on certain determinations or decisions specified under

5

Section 2. Any indemnification under Article VII of the Declaration shall be made by the registrant if authorized in the specific case on a determination that indemnification of the Trustee or officer is proper in the circumstances by a majority vote of Disinterested Trustees (as defined in the Declaration) then in office, even though such number of Trustees shall be less than a quorum; a committee of such Trustees designated by majority vote of such Disinterested Trustees then in office even though such number of Trustees shall be less than a quorum; or by independent legal counsel in a written opinion. Nothing contained in Article VII shall affect any right to indemnification to which Persons may be entitled by contract, to the extent not inconsistent with applicable law, or otherwise under law.
The Trust has entered into indemnification agreements with each of the Trustees and certain of its officers. The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify the indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(7) above.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
(a)	Nationwide Fund Advisors, the investment adviser to the Trust, also serves as investment adviser to Nationwide Variable Insurance Trust. Except as stated below, the Directors and Officers of Nationwide Fund Advisors have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of NFA or its affiliates:
Lee T. Cummings, Senior Vice President of Nationwide Fund Advisors, was Vice President of PrinterLink Communications Group, Inc. from January 2006 to October 2007. Prior thereto, he was Sales and Marketing Director at Liberty Ridge Capital, Inc. from 2004-2005.

Michael S. Spangler, Director and President of Nationwide Fund Advisors, was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management from May 2004 to May 2008.

Each of the following persons serves in the same or similar capacity with one or more affiliates of Nationwide Fund Advisors. The address for the persons listed below is 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428.

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Name and Address	Principal Occupation	Position with NFA	Position with Funds
Michael S. Spangler	President and Director of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC	President and Director	President and Chief Executive Officer

Stephen T. Grugeon	Executive Vice President and Chief Operating Officer of Nationwide Funds Group	Director, Executive Vice President and Chief Operating Officer	Executive Vice President

Eric E. Miller	Senior Vice President, General Counsel and Assistant Secretary of Nationwide Funds Group; Secretary of the Trust	Senior Vice President, General Counsel and Assistant Secretary	Secretary

Lee T. Cummings	Senior Vice President of Nationwide Funds Group	Senior Vice President	Assistant Secretary

Dorothy Sanders	Vice President and Chief Compliance Officer of NFA.	Vice President and Chief Compliance Officer	Chief Compliance Officer

Robert W. Horner	Associate Vice President and Assistant Secretary of Nationwide Mutual Insurance Company	Associate Vice President and Secretary	N/A

Timothy G. Frommeyer	Senior Vice President and Director Chief Financial Officer of Nationwide Financial Services, Inc.	Director	N/A

Mark R. Thresher	President and Chief Operating Officer of Nationwide Financial Services, Inc.	Director	N/A
(b)	Information for the Subadviser of the Nationwide Short Duration Bond Fund and Nationwide Enhanced Income Fund.
(1)	Morley Capital Management, Inc. acts as subadviser to the funds listed above. The Directors and Officers of Morley Capital Management have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.
(c)	Information for the Subadviser of the Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Bond Index Fund and Nationwide International Index Fund.
(1)	BlackRock Investment Management LLC, (“BlackRock”) acts as subadviser to the funds listed above. The Directors and Officers of BlackRock have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

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(d)	Information for the Subadviser of the Nationwide Value Opportunities Fund, Nationwide Large Cap Value Fund, Nationwide Mid Cap Growth Fund, Nationwide Micro Cap Equity Fund, NorthPointe Small Cap Value Fund and NorthPointe Small Cap Growth Fund.

(1)	NorthPointe Capital, LLC (“NorthPointe”) acts as subadviser to the funds listed above and separate institutional investors. The Directors and Officers of NorthPointe have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(e)	Information for the Subadviser of the Nationwide U.S. Small Cap Value Fund.

(1)	Dimensional Fund Advisors, LP acts as subadviser to the fund listed above. To the knowledge of the Registrant, the Directors and Officers of Dimensional Fund Advisors, LP have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(f)	Information for the Subadviser of the Nationwide International Value Fund.

(1)	AllianceBernstein, L.P. acts as subadviser to the fund listed above. To the knowledge of the Registrant, the Directors and Officers of AllianceBernstein, L.P. have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(g)	Information for the Subadviser of the Nationwide Fund and Nationwide Growth Fund.

(1)	Aberdeen Asset Management Inc. acts as subadviser to the funds listed above. To the knowledge of the Registrant, the directors and officers of Aberdeen have not been engaged in any other business or profession of a substantial nature during the past two fiscal years except as indicated below:

Name and Position with		Position with Other
Investment Adviser	Other Company	Company
Vincent J. Esposito	Deutsche Asset Management	Managing Director
Head of North American Mutual Funds

Joseph Malone	UBS Funds	Treasurer

Gary Swiman Chief Compliance Officer	Evercore Partners Merrill Lynch	Chief Compliance Officer, Director and Assistant General Counsel

Jennifer Nichols	Pepper Hamilton LLP	Associate Attorney
U.S. Counsel, Vice President and Secretary

(h)	Information for the Subadviser of the Nationwide Value Fund.

(1)	Diamond Hill Capital Management, Inc. acts as subadviser to the Nationwide Value Fund. The Directors and Officers of Diamond Hill Capital Management, Inc. have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

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(i) Information for the Subadviser of the Nationwide Bond Fund, Nationwide Government Bond Fund and Nationwide Money Market Fund.

(1)	Nationwide Asset Management, LLC acts as a subadviser to the Nationwide Bond Fund, Nationwide Government Bond Fund and Nationwide Money Market Fund. Directors and Officers of Nationwide Asset Management, LLC. have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

ITEM 27. PRINCIPAL UNDERWRITERS
(a)	Nationwide Fund Distributors LLC, the principal underwriter of the Trust, also acts as principal underwriter for Nationwide Variable Insurance Trust.

(b)	Herewith is the information required by the following table with respect to each director, officer or partner of Nationwide Fund Distributors LLC. The address for the persons listed below, except where otherwise noted, is 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428.

Position with
Name:	Position with NFD:	Registrant:
Michael S. Spangler	Chairman and Director	President and Chief Executive Officer

Stephen T. Grugeon	Director	Executive Vice President

Michael C. Butler*	Director and President	Chief Distribution Officer and Vice President

Doff Meyer	Senior Vice President and Chief Marketing Officer	Chief Marketing and Vice President

Gordon Wright	Chief Compliance Officer	N/A

Eric E. Miller	Senior Vice President, General Counsel, and Assistant Secretary	Secretary

Lee T. Cummings	Senior Vice President	Assistant Secretary

Lorraine A. McCamley	Senior Vice President	N/A

Kathy Richards*	Secretary	N/A

Craig Stokarski	Financial Operations Principal, Treasurer	N/A

9

*	The address for Michael Butler and Kathy Richards is One Nationwide Plaza, Columbus, Ohio 43215.

(c)	Not applicable.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
Citi Fund Services
3435 Stelzer Road
Columbus, OH 43219
Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428
ITEM 29. MANAGEMENT SERVICES
Not applicable.
ITEM 30. UNDERTAKINGS
Not applicable.

10

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Nationwide Mutual Funds (a Delaware Statutory Trust) has duly caused this Post-Effective Amendment Nos. 96, 97 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this 19th day of December, 2008.

NATIONWIDE MUTUAL FUNDS

BY:	/s/ Allan J. Oster Allan J. Oster, Attorney-In-Fact for Registrant
PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE
AMENDMENT NOS. 96, 97 TO THE REGISTRATION STATEMENT OF NATIONWIDE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 19TH DAY OF DECEMBER, 2008.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:	: /s/ Allan J. Oster
Allan J. Oster, Attorney-In Fact

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.
Amending Resolutions dated January 12, 2007 to the Agreement and Declaration of Trust	EX-23(a)(6)

Exhibit A to the Investment Advisory Agreement dated August 28, 2007, amended August 1, 2008	EX-23(d)(2)(a)

Subadivsory Agreement between the Trust and Nationwide Asset Management, LLC dated January 1, 2008	EX-23(d)(3)(h)

Fund Administration and Transfer Agency Agreement dated May 1, 2007, amended June 11, 2008	EX-23(h)(1)

Powers of Attorney with respect to the Trust	EX-23(q)(1)

Powers of Attorney with respect to the Trust	EX-23(q)(2)